As filed with the Securities and Exchange Commission on November 3, 2000
                    Registration File Nos. 33-69138/811-4420


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                        ---------------------------------
                         POST-EFFECTIVE AMENDMENT NO. 15


                                    FORM S-6

                        ---------------------------------
                    FOR REGISTRATION UNDER THE SECURITIES ACT
                 OF 1933 OF SECURITIES OF UNIT INVESTMENT TRUSTS
                            REGISTERED ON FORM N-8B-2

                        ---------------------------------
                             WRL SERIES LIFE ACCOUNT
                              (Exact Name of Trust)

                   WESTERN RESERVE LIFE ASSURANCE CO. OF OHIO
                               (Name of Depositor)

                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
          (Complete Address of Depositor's Principal Executive Offices)

                             Thomas E. Pierpan, Esq.
         Senior Vice President, General Counsel and Assistant Secretary
                   Western Reserve Life Assurance Co. of Ohio
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                (Name and Complete Address of Agent for Service)

                                   Copies to:

                              Stephen E. Roth, Esq.
                         Sutherland Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415

                        ---------------------------------

Title of Securities being registered: Units of interest in the separate account under flexible payment deferred variable life policies.

It is proposed that this filing will become effective (check appropriate space):

        immediately upon filing pursuant to paragraph (b) of Rule 485
-----

  X     on  NOVEMBER 8, 2000 , pursuant to paragraph (b) of Rule 485
-----

        60 days after filing pursuant to paragraph (a) of Rule 485
-----

        on ______________, pursuant to paragraph (a) of Rule 485
-----

                      Supplement Dated November 8, 2000 to
                      Prospectus Dated November 8, 2000 for
                          WRL FREEDOM WEALTH PROTECTOR
      A Joint Survivorship Flexible Premium Variable Life Insurance Policy
                                    ISSUED BY
                   Western Reserve Life Assurance Co. of Ohio
                                     AND ITS
                             WRL Series Life Account

THIS SUPPLEMENT PROVIDES ADDITIONAL INFORMATION TO THE INFORMATION IN THE NOVEMBER 8, 2000 PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR NOVEMBER 8, 2000 PROSPECTUS FOR FUTURE REFERENCE.

An owner of certain fixed life insurance policies and certificates issued by us and certain of our affiliates (the "Companies") may be entitled to purchase the WRL Freedom Wealth Protector in connection with the settlement of litigation against the Companies and under the terms of the settlement agreement. We call the WRL Freedom Wealth Protector Policy that is purchased under these terms an "Enhanced Value Life Insurance Policy."

Applicants for an Enhanced Value Life Insurance Policy must be under age 80 and meet our standard underwriting requirements. The death benefit of the Enhanced Value Life Insurance Policy can be no more than the greater of $50,000 or the original face amount of the policy making an applicant eligible for relief under the settlement agreement, not to exceed $1,000,000.

Bankers United Life Assurance Company, one of the Companies, will issue two premium voucher credits to each qualified applicant ("you") in the amount determined under the terms of the settlement agreement. You may apply the premium voucher credits toward the purchase of an Enhanced Value Life Insurance Policy, provided you satisfy our underwriting requirements. In order to receive the benefit of the first premium voucher credit, you must submit the first premium voucher to us no later than the first Policy anniversary of the Enhanced Value Life Insurance Policy issued to you. We will credit the first premium voucher credit to your Enhanced Value Life Insurance Policy on the first Policy anniversary, and we will allocate the amount of that premium voucher credit in accordance with your then current premium allocation schedule, unless you instruct us otherwise.

Similarly in order to receive the benefit of the second premium voucher credit, you must submit the second premium voucher to us no later than the second Policy anniversary of the Enhanced Value Life Insurance Policy issued to you. We will credit the second premium voucher credit to your Enhanced Value Life Insurance Policy on the second Policy anniversary, and we will allocate the amount of that premium voucher credit in accordance with your then current premium allocation schedule, unless you instruct us otherwise.

Premium voucher credits expire five years after the date they are issued. Premium voucher credits may be transferred to a person or entity in your immediate family (generally, your spouse, child, stepchild or parent) or any person in whom you have an insurable interest. Premium voucher credits may not be redeemed for cash. Premium voucher credits may not be aggregated; only one pair of vouchers may be applied toward the premiums of a single Enhanced Value Life Insurance Policy.

Premiums paid for the Enhanced Value Life Insurance Policy, other than the premiums paid using the premium voucher credits, must be paid from a source other than a surrender of, policy loan against, or withdrawal of values from, an existing insurance product issued by any of the Companies.

The premium voucher credits will vest immediately, become part of the Enhanced Value Life Insurance Policy's cash value, and are not subject to refund or revocation by us.

IF YOU ARE A PERSON WHO MAY BE ENTITLED TO PURCHASE AN ENHANCED VALUE LIFE INSURANCE POLICY UNDER THE TERMS OF THE SETTLEMENT AGREEMENT, YOU SHOULD CALL THE BANKERS UNITED CLASS ACTION INFORMATION LINE AT 800-572-0153 FOR ADDITIONAL INFORMATION.

THIS SUPPLEMENT DOES NOT PROVIDE TAX ADVICE. PURCHASING AN ENHANCED VALUE LIFE INSURANCE POLICY MAY HAVE TAX CONSEQUENCES. YOU SHOULD CONSULT WITH YOUR TAX ADVISER PRIOR TO PURCHASING AN ENHANCED VALUE LIFE INSURANCE POLICY.

P R O S P E C T U S
May 1, 2000
as Amended November 8, 2000

--------------------------------------------------------------------------------
                         WRL FREEDOM WEALTH PROTECTOR(R)

                                 issued through
                             WRL Series Life Account
                                       by
                       Western Reserve Life Assurance Co.
                                     of Ohio
                              570 Carillon Parkway
                          St. Petersburg, Florida 33716
                                 1-800-851-9777
                                 (727) 299-1800
--------------------------------------------------------------------------------

      A JOINT SURVIVORSHIP FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY
--------------------------------------------------------------------------------

                                      Consider carefully the risk factors
                                      beginning on page 11 of this prospectus.

                                      An investment in this Policy is not a
                                      bank deposit. The Policy is not insured
                                      or guaranteed by the Federal Deposit
                                      Insurance Corporation or any other
                                      government agency.

                                      If you already own a life insurance
The Securities and Exchange           policy, it may not be to your advantage to
Commission has not approved           buy additional insurance or to replace
or disapproved these securities       your policy with the Policy described in
or passed upon the adequacy           this prospectus.
of this prospectus. Any
representation to the contrary        Prospectuses for the Portfolios of:
is a criminal offense.                WRL Series Fund, Inc.;

                                      Variable Insurance Products Fund (VIP);
                                      Variable Insurance Products Fund II
                                      (VIPII);
                                      Variable Insurance Products
                                      Fund III (VIPIII)
                                      must accompany this prospectus.
                                      Certain portfolios may not be available in all states. Please read these documents before investing and save it for future reference.

--------------------------------------------------------------------------------

Table of Contents
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------


Glossary .......................................................     1

Policy Summary .................................................     5

Risk Summary ...................................................    11

Portfolio Annual Expense Table .................................    15

Western Reserve and the Fixed Account ..........................    17
    Western Reserve ............................................    17
    The Fixed Account ..........................................    17

The Separate Account and the Portfolios ........................    18
    The Separate Account .......................................    18
    The Funds ..................................................    18
    Addition, Deletion, or Substitution of Investments .........    22
    Your Right to Vote Portfolio Shares ........................    23

The Policy .....................................................    24
    Purchasing a Policy ........................................    24
    Underwriting Standards .....................................    24
    When Insurance Coverage Takes Effect .......................    25
    Ownership Rights ...........................................    27
    Policy Split Option ........................................    28
    Canceling a Policy .........................................    29

Premiums .......................................................    30
    Premium Flexibility ........................................    30
    Planned Periodic Payments ..................................    30
    Minimum Monthly Guarantee Premium ..........................    30
    No Lapse Period ............................................    31
    Premium Limitations ........................................    31
    Making Premium Payments ....................................    31
    Allocating Premiums ........................................    32

Policy Values ..................................................    33
    Cash Value .................................................    33
    Net Surrender Value ........................................    33
    Subaccount Value ...........................................    34
    Subaccount Unit Value ......................................    34
    Fixed Account Value ........................................    35

Transfers ......................................................    35
    General ....................................................    35
    Fixed Account Transfers ....................................    37
    Conversion Rights ..........................................    37
    Dollar Cost Averaging ......................................    37
    Asset Rebalancing Program ..................................    38
    Third Party Asset Allocation Services ......................    39

Charges and Deductions .........................................    39
    Premium Charge .............................................    40
    Monthly Deduction ..........................................    40
    Mortality and Expense Risk Charge ..........................    42

           This Policy is not available in the State of New York.

    Surrender Charge .......................................................   42
    Transfer Charge ........................................................   45
    Cash Withdrawal Charge .................................................   46
    Taxes ..................................................................   46
    Portfolio Expenses .....................................................   46
    Group or Sponsored Policies ............................................   46
    Associate Policies .....................................................   47

Death Benefit ..............................................................   47
    Death Benefit Proceeds .................................................   47
    Effect of Adjustable Term Insurance Rider ("ATIR") on the Death Benefit    48
    Base Policy Death Benefit ..............................................   48
    Effects of Cash Withdrawals on the Death Benefit .......................   50
    Choosing Death Benefit Options .........................................   50
    Changing the Death Benefit Option ......................................   50
    Decreasing the Specified Amount ........................................   51
    No Increases in the Specified Amount ...................................   51
    Payment Options ........................................................   51

Surrenders and Cash Withdrawals ............................................   51
    Surrenders .............................................................   51
    Cash Withdrawals .......................................................   52

Loans ......................................................................   53
    General ................................................................   53
    Interest Rate Charged ..................................................   54
    Loan Reserve Interest Rate Credited ....................................   54
    Effect of Policy Loans .................................................   54

Policy Lapse and Reinstatement .............................................   55
    Lapse ..................................................................   55
    No Lapse Period ........................................................   55
    Reinstatement ..........................................................   56

Federal Income Tax Considerations ..........................................   57
    Tax Status of the Policy ...............................................   57
    Tax Treatment of Policy Benefits .......................................   58

Other Policy Information ...................................................   61
    Our Right to Contest the Policy ........................................   61
    Split Dollar Arrangements ..............................................   61
    Suicide Exclusion ......................................................   61
    Misstatement of Age or Gender ..........................................   61
    Modifying the Policy ...................................................   62
    Benefits at Maturity ...................................................   62
    Payments We Make .......................................................   63
    Settlement Options .....................................................   63
    Reports to Owners ......................................................   64
    Records ................................................................   65
    Policy Termination .....................................................   65

Supplemental Benefits (Riders) .............................................   65
    Joint Insured Term Rider ...............................................   65
    Individual Insured Rider ...............................................   65
    Wealth Protector Rider .................................................   66
    Terminal Illness Accelerated Death Benefit Rider .......................   66
    Adjustable Term Insurance Rider ........................................   67
    Death Benefit Extension Rider ..........................................   68

IMSA .....................................................................     69
Performance Data .........................................................     70
    Rates of Return ......................................................     70
    Hypothetical Illustrations Based on Subaccount Performance ...........     71
    Other Performance Data in Advertising Sales Literature ...............     82
    Western Reserve's Published Ratings ..................................     82

Additional Information ...................................................     83
    Sale of the Policies .................................................     83
    Legal Matters ........................................................     83
    Legal Proceedings ....................................................     83
    Variations in Policy Provisions ......................................     83
    Experts ..............................................................     84
    Financial Statements .................................................     84
    Additional Information about Western Reserve .........................     85
    Western Reserve's Directors and Officers .............................     86
    Additional Information about the Separate Account ....................     88

Appendix A -- Illustrations ..............................................     89

Appendix B -- Wealth Indices of Investments in the U.S. Capital Market ...     93

Index to Financial Statements ............................................     95
    WRL Series Life Account ..............................................     96
    Western Reserve Life Assurance Co. of Ohio ...........................    155

Glossary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 accounts           The options to which you can allocate your money. The accounts include the fixed account and the subaccounts in the separate account.
                    --------------------------------------------------------------------------------
 attained age       The issue age of each joint insured, plus the number of completed years since the Policy date.
                    --------------------------------------------------------------------------------
 Base Policy        The WRL Freedom Wealth Protector variable life insurance policy without any supplemental riders.
                    --------------------------------------------------------------------------------
 beneficiary(ies)   The person or persons you select to receive the death benefit from this Policy.
                    You can name a primary beneficiary and contingent beneficiaries.
                    --------------------------------------------------------------------------------
 cash value         The sum of your Policy's value in the subaccounts and the fixed account. If there is a Policy loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.
                    --------------------------------------------------------------------------------
 death benefit      The amount we will pay to the beneficiary on the surviving insured's death.
 proceeds           We will reduce the death benefit proceeds by the amount of any outstanding loan amount and any due and unpaid monthly deductions. We will increase the death benefit proceeds by any interest you paid in advance on the loan for the period between the date of death and the next Policy anniversary.
                    --------------------------------------------------------------------------------
 fixed account      An option to which you may allocate premiums and cash value. We guarantee that any amounts you allocate to the fixed account will earn interest at a declared rate. New Jersey residents: the fixed account is not available to you.
                    --------------------------------------------------------------------------------
 free-look period   The period during which you may return the Policy and receive a refund as described in this prospectus. The length of the free-look period varies by state. The free-look period is listed in the Policy.
                    --------------------------------------------------------------------------------
 funds              Investment companies which are registered with the U.S. Securities and
                    Exchange Commission. The Policy allows you to invest in the portfolios of the funds through our subaccounts. We reserve the right to add other registered investment companies to the Policy in the future.
                    --------------------------------------------------------------------------------
 in force           While coverage under the Policy is active and both insureds' lives remains insured.
                    --------------------------------------------------------------------------------
 initial premium    The amount you must pay before insurance coverage begins under this Policy.
                    The initial premium is shown on the schedule page of your Policy.
                    --------------------------------------------------------------------------------
 issue age          Each joint insured's age on his or her birthday nearest to the Policy date.
                    --------------------------------------------------------------------------------
 joint insureds     The persons whose lives are insured by this Policy.
                    --------------------------------------------------------------------------------
 lapse              When life insurance coverage ends because you do not have enough cash value in the Policy to pay the monthly deduction, the surrender charge and any outstanding loan amount, and you have not made a sufficient payment by the end of a grace period.
                    --------------------------------------------------------------------------------
 loan amount        The total amount of all outstanding Policy loans, including both principal and interest due.
                    --------------------------------------------------------------------------------

 loan reserve      A part of the fixed account to which amounts are transferred as collateral for
                   Policy loans.
                   -------------------------------------------------------------------------------------
 maturity date     The Policy anniversary nearest the younger joint insured's 100th birthday, if either joint insured is living and the Policy is still in force. It is the date when life insurance coverage under this Policy ends. You may continue coverage, at your option, under the Policy's extended maturity date benefit provision and under the Death Benefit Extension Rider.
                   -------------------------------------------------------------------------------------
 minimun           The amount shown on your Policy schedule page (unless changed when you
 monthly           change death benefit options or decrease the specified amount) that we use
 guarantee         during the no lapse period to determine whether a grace period will begin. We
 premium           will adjust the minimum monthly guarantee premium if you change death benefit options, decrease the specified amount, or increase or add a rider. We make this determination whenever your net surrender value is not enough to meet monthly deductions.
                   -------------------------------------------------------------------------------------
 Monthiversary     This is the day of each month when we determine Policy charges and deduct them from cash value. It is the same date each month as the Policy date. If there is no valuation date in the calendar month that coincides with the Policy date in a calendar month, the Monthiversary is the next valuation date.
                   -------------------------------------------------------------------------------------
 monthly           The monthly Policy charge, plus the monthly cost of insurance charge, plus
 deduction         the monthly death benefit guarantee charge, plus the monthly charge for any riders added to your Policy.
                   -------------------------------------------------------------------------------------
 net premium       The part of your premium that we allocate to the fixed account or the subaccounts. The net premium is equal to the premium you paid minus the premium expense charge.
                   -------------------------------------------------------------------------------------
 net surrender     The amount we will pay you if you surrender the Policy while it is in force.
 value             The net surrender value on the date you surrender is equal to: the cash value, minus any surrender charge, minus any outstanding loan amount, plus any interest you paid in advance on the loan for the period between the date of surrender and the next Policy anniversary.
                   -------------------------------------------------------------------------------------
 no lapse date     Either (1) the later of target premium attained age 65 or five Policy years, or
                   (2) the later of target premium attained age 75 or ten Policy years. You select the no lapse date on the Policy application.
                   -------------------------------------------------------------------------------------
 no lapse period   The period of time between the Policy date and the no lapse date during which the Policy will not lapse if certain conditions are met.
                   -------------------------------------------------------------------------------------
 office            Our administrative office and mailing address is P.O. Box 5068, Clearwater,
                   Florida 33758-5068. Our street address is 570 Carillon Parkway,
                   St. Petersburg, Florida 33716. Our phone number is 1-800-851-9777.
                   -------------------------------------------------------------------------------------
 planned periodic  A premium payment you make in a level amount at a fixed interval over a
 premium           specified period of time.
                   -------------------------------------------------------------------------------------

 Policy date        The date when our underwriting process is complete, full life insurance coverage goes into effect, we begin to make the monthly deductions, and your initial net premium is allocated to the WRL J.P. Morgan Money Market subaccount. The Policy date is shown on the schedule page of your Policy.
                    We measure Policy months, years, and anniversaries from the Policy date.
                    --------------------------------------------------------------------------------
 portfolio          One of the separate investment portfolios of a fund.
                    --------------------------------------------------------------------------------
 premiums           All payments you make under the Policy other than loan repayments.
                    --------------------------------------------------------------------------------
 record date        The date we record your Policy on our books as an in force Policy, and we allocate your cash value from the WRL J.P. Morgan Money Market subaccount to the accounts that you elected on your application.
                    --------------------------------------------------------------------------------
 separate account   The WRL Series Life Account. It is a separate investment account that is divided into subaccounts. We established the separate account to receive and invest net premiums under the Policy and other variable life insurance policies we issue.
                    --------------------------------------------------------------------------------
 specified amount   The minimum death benefit we will pay under the Policy provided the Policy is in force. It is the amount shown on the Policy's schedule page, unless you decrease the specified amount. In addition, we will reduce the specified amount by the dollar amount of any cash withdrawal if you choose the
                    Option A (level) death benefit.
                    --------------------------------------------------------------------------------
 subaccount         A subdivision of the separate account that invests exclusively in shares of one investment portfolio of a fund.
                    --------------------------------------------------------------------------------
 surrender charge   If, during the first 15 Policy years, you fully surrender the Policy, we will deduct a surrender charge from the cash value.
                    --------------------------------------------------------------------------------
 surviving insured  The joint insured who remains alive after the other joint insured has died.
                    --------------------------------------------------------------------------------
 target premium     The target premium attained age is the target premium age plus the number of
 attained age       completed Policy years. The target premium age equals the average of the joint insureds' issue ages, rounded down, but no more than the younger joint insured's age plus ten years.
                    --------------------------------------------------------------------------------
 termination        When either of the joint insured's lives is no longer insured under the Policy.
                    --------------------------------------------------------------------------------
 valuation date     Each day the New York Stock Exchange is open for trading. Western Reserve is open for business whenever the New York Stock Exchange is open.
                    --------------------------------------------------------------------------------
 valuation period   The period of time over which we determine the change in the value of the subaccounts. Each valuation period begins at the close of normal trading on the New York Stock Exchange (currently 4:00 p.m. Eastern time on each valuation date) and ends at the close of normal trading of the New York
                    Stock Exchange on the next valuation date.
                    --------------------------------------------------------------------------------
 we, us, our
 (Western           Western Reserve Life Assurance Co. of Ohio.
 Reserve)
                    --------------------------------------------------------------------------------

 written notice   The written notice you must sign and send us to request or exercise your rights as owner under the Policy. To be complete, it must: (1) be in a form we accept, (2) contain the information and documentation that we determine we need to take the action you request, and (3) be received at our office.
                  -----------------------------------------------------------------------------
 you, your,       The person(s) who owns the Policy, and who may exercise all rights under
 (owner(s) or     the Policy while either or both joint insureds are living. If two owners are policyowner(s))  named, the Policy will be owned jointly and the consent of each owner will be required to exercise ownership rights.
                  -----------------------------------------------------------------------------

Policy Summary     WRL Freedom Wealth Protector(R)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     This summary provides only a brief overview of the more important features of the Policy. More detailed information about the Policy appears later in this prospectus. Please read the remainder of this prospectus carefully.

The Policy in General

     The WRL Freedom Wealth Protector(R) is a joint survivorship flexible premium variable life insurance policy. The Policy insures two lives with a death benefit payable on the death of the surviving insured. Joint insureds may be both male, both female or male and female. The insured will be the surviving insured of the joint insureds stated in the Policy.


     The Policy is designed to be long-term in nature in order to provide significant life insurance benefits for you. However, purchasing this Policy involves certain risks. (See Risk Summary p. 11.) You should consider the Policy in conjunction with other insurance you own. The Policy is not suitable as a short-term savings vehicle.


     A few of the Policy features listed below are not available in all states, may vary depending upon when your Policy was issued and may not be suitable for your particular situation. Certain states place restrictions on some of the Policy features. Please consult your agent and refer to your Policy for details.

Premiums

   You select a payment plan but are not required to pay premiums according to the plan. You can vary the frequency and amount, within limits, and can skip premium payments.
   Unplanned premiums may be made, within limits.
   Premium payments must be at least $100 per month.
   You increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum monthly guarantee premium.
   Until the no lapse date shown on your Policy schedule page, we guarantee that your Policy will not lapse, so long as you have paid total premiums (minus any withdrawals and minus any outstanding loans) that equal or exceed the sum of the minimum monthly guarantee premiums in effect for each month since the Policy date up to and including the current month. If you take a withdrawal or a loan, you may need to pay additional premiums in order to keep the no lapse guarantee in place.
   The minimum monthly guarantee premium on the Policy date is shown on your Policy schedule page. We will adjust the minimum monthly guarantee premium if you change death benefit options, decrease the specified amount, or increase or add a rider.
   Under certain circumstances, extra premiums may be required to prevent lapse.
   Once we deliver your Policy, the free-look period begins. You may return the Policy during this period and receive a refund.

Deductions From Premium Before We Place it in a Subaccount and/or the Fixed Account


   For the first ten Policy years: 6.0% premium expense charge.


   After the tenth year: 2.5% premium expense charge.


Investment Options

     Subaccounts. Over the lifetime of your Policy, you may direct the money in your Policy to a total of 18 subaccounts of the WRL Series Life Account (the fixed account counts as one subaccount). For administrative reasons, we currently limit the number of subaccounts in which you can invest during the lifetime of your Policy to 18 subaccounts (including the fixed account). Even if you remove all the cash value from one subaccount, that subaccount will still show as active with a cash value of zero. You will be able to allocate future monies back into this subaccount but you will not be able to designate it as a different subaccount. For example, you allocate monies to the WRL Janus Growth subaccount. After a year, you decide to transfer that money to the WRL LKCM Strategic Total Return subaccount, the WRL Janus Growth subaccount will still show as an active subaccount (and count toward the 18 subaccount maximum) even though you have no cash value in it. You could allocate or transfer future monies into the WRL Janus Growth subaccount. Each subaccount invests exclusively in one investment portfolio of a fund. The money you place in the subaccounts is not guaranteed. The value of each subaccount will increase or decrease, depending on investment performance of the corresponding portfolio. You could lose some or all of your money.

The portfolios available to you now (or around February 1, 2001 if marked with "**") are:



   WRL SERIES FUND, INC.
   - WRL VKAM Emerging Growth                  - WRL Goldman Sachs Growth**
   - WRL T. Rowe Price Small Cap**             - WRL GE U.S. Equity
   - WRL Goldman Sachs Small Cap**             - WRL Great Companies -- America(SM)**
   - WRL Pilgrim Baxter Mid Cap Growth**       - WRL Salomon All Cap**
   - WRL Alger Aggressive Growth               - WRL C.A.S.E. Growth
   - WRL Third Avenue Value                    - WRL Dreyfus Mid Cap**
   - WRL Value Line Aggressive Growth**        - WRL NWQ Value Equity
   - WRL GE International Equity               - WRL T. Rowe Price Dividend Growth**
     (formerly, WRL GE/Scottish Equitable      - WRL Dean Asset Allocation
     International Equity)                     - WRL LKCM Strategic Total Return
   - WRL Great Companies -- Global(2)**        - WRL J.P. Morgan Real Estate Securities**
   - WRL Gabelli Global Growth**               - WRL Federated Growth & Income
   - WRL Janus Global*                         - WRL AEGON Balanced
   - WRL Great Companies -- Technology(SM)**   - WRL AEGON Bond
   - WRL LKCM Capital Growth**                 - WRL Janus Growth
   - WRL J.P. Morgan Money Market



* Effective September 1, 2000, the WRL Janus Global portfolio is not available for investment to new policyowners. The portfolio remains open to policyowners who purchased the Policy before September 1, 2000.

VARIABLE INSURANCE PRODUCTS FUND (VIP)
  Fidelity VIP Equity-Income Portfolio -- Service Class 2**

VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
  Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2**

VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
  Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2**

** These portfolios will be available on or around February 1, 2001.

     Fixed Account. You may also direct the money in your Policy to the fixed account. The fixed account will count as one of your allowed 18 subaccounts. Money you place in the fixed account is guaranteed, and will earn interest at a current interest rate declared from time to time. The annual interest rate will equal at least 4.0%. New Jersey residents -- the fixed account is not available to you.


Cash Value

o Cash value equals the sum of your Policy's value in the subaccounts and the fixed account. If there is a loan outstanding, the cash value includes any amounts held in our fixed account to secure the Policy loan.
o Cash value varies from day to day, depending on the investment experience of the subaccounts you choose, the interest credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium payments, transfers, withdrawals, and Policy loans).
o Cash value is the starting point for calculating important values under the Policy, such as net surrender value and the death benefit.
o There is no guaranteed minimum cash value. The Policy may lapse if you do not have sufficient cash value in the Policy to pay the monthly deductions, the surrender charge and/or any outstanding loan amount (including interest you owe on any Policy loan(s)).
o The Policy will not lapse during the no lapse period so long as you have paid sufficient premiums.

Transfers

o You can transfer cash value among the subaccounts and the fixed account. We charge a $10 transfer processing fee for each transfer after the first 12 transfers in a Policy year.
o  You may make transfers in writing, by telephone or by fax.
o  Policy loans reduce the amount of cash value available for transfers.
o  Dollar cost averaging and asset rebalancing programs are available.
o You may make one transfer per Policy year from the fixed account, and we must receive your request to transfer from the fixed account within 30 days after a Policy anniversary unless you select dollar cost averaging from the fixed account. The amount of your transfer is limited to the greater of:
      o  25% of your value in the fixed account; or
      o the amount you transferred from the fixed account in the preceding Policy year.

Charges and Deductions

o Premium expense charge: We deduct 6.0% from each premium payment during the first ten Policy years. After the tenth year we reduce the charge to 2.5%.
o Monthly Policy charge: We deduct $5.00 from your cash value each month. We may increase this charge but we guarantee that it will not exceed $10.00.
o Monthly death benefit guarantee charge: We deduct this charge from your cash value each month. The amount of this charge is shown on the schedule page of your Policy and will be $0.04 for each $1,000 of your initial specified amount. We will deduct this charge only until the no lapse date you chose on the application.
o Cost of insurance charges: Deducted monthly from your cash value. Your charges vary each month with each joint insured's attained age, gender, the specified amount, the death benefit option you choose, and the investment experience of the portfolios in which you invest.
o Mortality and expense risk charge: Deducted daily from each subaccount at an annual rate of 0.90% of your average daily net assets of each subaccount.

o Surrender charge: Deducted when a full surrender occurs during the first 15 Policy years. One portion is a deferred issue charge equal to $5.00 per thousand of initial specified amount. The other is calculated by multiplying total premiums paid up to the guideline premium by 26.5%, and any premium paid above the guideline premium by smaller percentages that vary by issue age and gender. See Charges and Deductions -- Surrender Charge p. 42. We reduce the total surrender charge at the rate of 20% per year, beginning in Policy year 11, until it reaches zero at the end of the 15th Policy year. This charge may be significant. You may have no net surrender value if you surrender your Policy in the first few Policy years.

o Transfer fee: We deduct $10 for each transfer in excess of 12 per Policy year.
o Rider charges: We deduct charges each month for the optional insurance benefits (riders) you select. Each rider will have its own charge.
o Cash withdrawal fee: We deduct a processing fee for cash withdrawals equal to the lesser of $25 or 2% of the withdrawal.

o Portfolio expenses: The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. These fees and expenses currently range from 0.44% to 1.20% annually, depending on the portfolio. See Portfolio Annual Expense Table p. 15. See also the fund prospectuses.


Loans

o After the first Policy year (as long as your Policy is in force), you may take a loan against the Policy up to 90% of the cash value, less any surrender charge and any already outstanding loan amount.
o  The minimum loan amount is generally $500.
o You may request a loan either by calling us or by writing or faxing us written instructions.

o We charge 5.2% interest annually. You will be charged the interest in advance each year on any outstanding loan amount.

o To secure the loan, we transfer a portion of your cash value to a loan reserve account. The amount we transfer is equal to the loan plus interest in advance until the next

      Policy anniversary. The loan reserve account is part of the fixed account. You will earn at least 4.0% interest on amounts in the loan reserve account.
o Federal income taxes and a penalty tax may apply to loans you take against the Policy.

o  There are risks involved in taking a Policy loan. See Risk Summary p. 11.


Base Policy Death Benefit

o  You must choose one of two death benefit options. We offer the following:
    o  Option A is the greater of:
       o   the current specified amount, or
       o a specified percentage, multiplied by the Policy's cash value on the date of the surviving insured's death.
    o  Option B is the greater of:
       o the current specified amount, plus the Policy's cash value on the date of the surviving insured's death, or
       o a specified percentage, multiplied by the Policy's cash value on the date of the surviving insured's death.
o So long as the Policy does not lapse, the minimum death benefit we pay under any option will be the current specified amount.
o The minimum specified amount for a Policy is $100,000. We will state the minimum specified amount in your Policy. You cannot decrease the specified amount below this minimum.
o We will reduce the death benefit proceeds by the amount of any outstanding Policy loan, and any due and unpaid charges.
o We will increase the death benefit proceeds by any additional insurance benefits you add by rider, and any interest you paid in advance on any loan for the period between the date of death and the next Policy anniversary.
o After the third Policy year, you may change the death benefit option or decrease the specified amount (but not both) once each Policy year. A change in death benefit option or a decrease in specified amount cannot reduce your specified amount below the minimum specified amount as shown in your Policy.
o Under current tax law, the death benefit should be income tax free to the beneficiary.
o  The death benefit is available in a lump sum or a variety of payout options.

Cash Withdrawals and Surrenders

o You may take one withdrawal of cash value per Policy year after the first Policy year.
o  The amount of the withdrawal must be:
     o   no less than $500; and
     o   no more than 10% of the net surrender value.
o We will deduct a processing fee equal to $25 or 2% of the amount you withdraw (whichever is less) from the withdrawal, and we will pay you the balance.
o  There is no surrender charge assessed when you take a cash withdrawal.
o A cash withdrawal will reduce the death benefit by at least the amount of the withdrawal.
o If you choose death benefit Option A, we will reduce the current specified amount by the dollar amount of the withdrawal.
o Federal income taxes and a penalty tax may apply to cash withdrawals and surrenders.

o You may fully surrender the Policy at any time before the insured's death or the maturity date. You will receive the net surrender value. The surrender charge will apply during the first 15 Policy years.


Inquiries

     If you need more information, please contact us at:

                              Western Reserve Life

                              P.O. Box 5068
                              Clearwater, Florida 33758-5068
                              1-800-851-9777
                              www.westernreserve.com

Risk Summary
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Investment            If you invest your cash value in one or more subaccounts,
 Risk                  you will be subject to the risk that investment
                       performance could be unfavorable and that the cash value
                       of your Policy would decrease. You could lose everything
                       you invest, and your Policy could lapse. If you select
                       the fixed account, your cash value in the fixed account
                       is credited with a declared rate of interest, but you
                       assume a risk that the rate may decrease, although it
                       will never be lower than a guaranteed minimum annual
                       effective rate of 4.0%.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Risk of Lapse         If your Policy fails to meet certain conditions, we will
                       notify you that the Policy has entered a 61-day grace
                       period and will lapse unless you make a sufficient
                       payment during the grace period.

                       Your Policy contains a no lapse period. Your Policy will not lapse before the no lapse date stated in your Policy, as long as you pay sufficient minimum monthly guarantee premiums. If you do not pay these premiums, you will automatically lose the no lapse guarantee and you will increase the risk that your Policy will lapse. In addition, if you take a cash withdrawal or Policy loan, you will increase the risk of losing the no lapse guarantee. We deduct the total amount of your withdrawals and any outstanding loans from your premiums paid when we determine whether your minimum monthly guarantee premiums are high enough to keep the no lapse period in effect.

                       If you change death benefit options, decrease the specified amount or add or increase a rider, we will increase the amount of your minimum monthly guarantee premium.

                       Before you take a cash withdrawal, loan, decrease the specified amount, or increase or add a rider, you should consider carefully the effect it will have on the no lapse guarantee.

                       After the no lapse period, your Policy may lapse if loans, withdrawals, the monthly deduction of insurance charges, and insufficient investment returns reduce the net surrender value to zero. The Policy will enter a grace period if on any Monthiversary the net surrender value (that is, the cash value, minus the surrender charge, and minus any outstanding loans, plus any interest you paid in advance on the loan between the date of surrender and the next Policy anniversary) is not enough to pay the monthly deduction due.

                       A Policy lapse will have adverse tax consequences. See
                       Federal Income Tax Considerations p. 57 and Policy Lapse and Reinstatement p. 55.

                       You may reinstate this Policy within five years after it
                       has lapsed (and prior to the maturity date), if the joint
                       insureds meet the insurability requirements and you pay
                       the amount we require.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Tax Risks             A Policy must satisfy certain requirements set forth in
 (Income Tax           the Internal Revenue Code in order to qualify as life
 and MEC)              insurance for federal income tax purposes. It is
                       reasonable to conclude that the Policy will generally be
                       deemed a life insurance policy under federal tax law, so
                       that the death benefit paid to the beneficiary will not
                       be subject to federal income tax. However, depending on
                       the total amount of premiums you pay, the Policy may be
                       treated as a modified endowment contract ("MEC") under
                       federal tax laws. If a Policy is treated as a MEC,
                       partial withdrawals, surrenders and loans will be taxable
                       as ordinary income to the extent there are earnings in
                       the Policy. In addition, a 10% penalty tax may be imposed
                       on cash withdrawals, surrenders and loans taken before
                       you reach age 59 1/2. If a Policy is not treated as a
                       MEC, partial surrenders and withdrawals will not be
                       subject to tax to the extent of your investment in the
                       Policy. Amounts in excess of your investment in the
                       Policy, while subject to tax as ordinary income, will not
                       be subject to a 10% penalty tax. You should consult a
                       qualified tax advisor for assistance in all tax matters
                       involving your Policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Limits on Cash        The Policy permits you to take only one cash withdrawal
 Withdrawals           per Policy year, after the first Policy year has been
                       completed. The amount you may withdraw is limited to 10%
                       of the net surrender value.

                       A cash withdrawal will reduce cash value, so it will increase the risk that the Policy will lapse. A cash withdrawal may also increase the risk that the no lapse period will end.

                       A cash withdrawal will reduce the death benefit. If you select death benefit Option A, a cash withdrawal will permanently reduce the specified amount of the Policy by the amount of the withdrawal. A cash withdrawal also reduces the death benefit under Option B because the cash value is reduced. In some circumstances, a cash withdrawal may reduce the death benefit by more than the dollar amount of the withdrawal.

                       Federal income taxes and a penalty tax may apply to cash withdrawals and surrenders.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Loan Risks            A Policy loan, whether or not repaid, will affect cash
                       value over time because we subtract the amount of the
                       loan from the subaccounts and the fixed account and place
                       that amount in the loan reserve as collateral. We then
                       credit a fixed interest rate of not less than 4.0% to the
                       loan collateral. We currently credit interest at 4.75%
                       annually, but we are not obligated to do so in the
                       future. As a result, the loan collateral does not
                       participate in the investment results of the subaccounts
                       and may not continue to receive the current interest
                       rates credited. The longer the loan is outstanding, the
                       greater the effect is likely to be. Depending on the
                       investment results of the subaccounts and the interest
                       rates credited to the fixed account, the effect could be
                       favorable or unfavorable.

                       We also charge interest on Policy loans at a rate of 5.2% to be paid in advance. Interest is added to the amount of the loan to be repaid.

                       A Policy loan affects the death benefit because a loan reduces the death benefit proceeds and net surrender value by the amount of the outstanding loan.

                       A Policy loan could make it more likely that a Policy would lapse. A Policy loan will increase the risk that the no lapse period will end. There is also a risk that if the loan, insurance charges and unfavorable investment experience reduce your net surrender value, and the no lapse period is no longer in effect, then the Policy will lapse. Adverse tax consequences would result.

                       Policy loans may have tax consequences. You should
                       consult a tax advisor before taking out a Policy loan. If
                       a loan from a Policy is outstanding when the Policy is
                       canceled or lapses, then the amount of the outstanding
                       indebtedness will be taxed as if it were a distribution
                       from the Policy. See Federal Income Tax Considerations p.
                       57.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Effects of the        The surrender charge under this Policy is significant,
 Surrender             especially in the early Policy years. It is likely you
 Charge                will receive no net surrender value if you surrender your
                       Policy in the first few Policy years. You should purchase
                       this Policy only if you have the financial ability to
                       keep it in force at the initial specified amount for a
                       substantial period of time.

                       Even if you do not ask to surrender your Policy, the
                       surrender charge plays a role in determining whether your
                       Policy will lapse. Each month we will use the cash value
                       (reduced by the surrender charge and reduced by
                       outstanding loans and interest paid in advance not yet
                       earned) to measure whether your Policy will remain in
                       effect or will enter a grace period.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Leverage Risks        Please be aware that the investment returns under the
                       Policy are not guaranteed. If you purchase any portion of
                       this Policy (including any riders) using loan proceeds,
                       and investment returns are less than expected, or your
                       loan and withdrawal history under the Policy results in
                       lower than expected cash value, you may be required to
                       pay additional premiums in order to maintain the Policy
                       in force. Such costs would be in addition to the
                       principal and interest accruing on loans outside the
                       Policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Comparison            Like fixed benefit life insurance, the Policy offers a
 with Other            death benefit and can provide a cash value, loan
 Insurance             privileges and a value on surrender. However, the Policy
 Policies              differs from a fixed benefit policy because it allows you
                       to place your premiums in investment subaccounts. The
                       amount and duration of life insurance protection and of
                       the Policy's cash value will vary with the investment
                       performance of the amounts you place in the subaccounts.
                       In addition, the cash value and net surrender value will
                       always vary with the investment results of your selected
                       subaccounts.

                       As you consider purchasing this Policy, keep in mind that
                       it may not be to your advantage to replace existing
                       insurance with the Policy.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 Illustrations         The illustrations in this prospectus are based on
                       hypothetical rates of return that are not guaranteed.
                       They illustrate how the specified amount, Policy charges
                       and hypothetical rates of return affect death benefit
                       levels, cash value and net surrender value of the Policy.
                       We may also illustrate Policy values based on the
                       adjusted historical performance of the portfolios since
                       the portfolios' inception, reduced by Policy and
                       subaccount charges. The hypothetical and adjusted
                       historic portfolio rates illustrated should not be
                       considered to represent past or future performance. It is
                       almost certain that actual rates of return may be higher
                       or lower than those illustrated, so that the values under
                       your Policy will be different from those in the
                       illustrations.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Portfolio Annual Expense Table
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
This table shows the fees and expenses charged by each portfolio. More detail concerning each portfolio's fees and expenses is contained in the fund prospectus.


Annual Portfolio Operating Expenses
(As a percentage of average portfolio assets after fee waivers and expense reimbursements)




                                                                                              Total Portfolio
                                                      Management     Other      Rule 12b-1        Annual
 Portfolio                                               Fees      Expenses        Fees          Expenses
 WRL SERIES FUND, INC.(1)(9)
 WRL VKAM Emerging Growth                               0.80%       0.07%           N/A            0.87%
 WRL T. Rowe Price Small Cap(5)                         0.75%       0.25%           N/A            1.00%
 WRL Goldman Sachs Small Cap(5)                         0.90%       0.10%           N/A            1.00%
 WRL Pilgrim Baxter Mid Cap Growth(5)                   0.90%       0.10%           N/A            1.00%
 WRL Alger Aggressive Growth                            0.80%       0.09%           N/A            0.89%
 WRL Third Avenue Value                                 0.80%       0.20%           N/A            1.00%
 WRL Value Line Aggressive Growth(6)                    0.80%       0.20%           N/A            1.00%
 WRL GE International Equity(2)                         1.00%       0.20%           N/A            1.20%
 WRL Great Companies -- Global(2)(10)                   0.80%       0.20%           N/A            1.00%
 WRL Gabelli Global Growth(10)                          1.00%       0.20%           N/A            1.20%
 WRL Janus Global(3)                                    0.80%       0.12%           N/A            0.92%
 WRL Great Companies -- Technology(SM)(6)               0.80%       0.20%           N/A            1.00%
 WRL LKCM Capital Growth (11)                           0.80%       0.20%           N/A            1.00%
 WRL Janus Growth(4)                                    0.80%       0.05%           N/A            0.85%
 WRL Goldman Sachs Growth(5)                            0.90%       0.10%           N/A            1.00%
 WRL GE U.S. Equity                                     0.80%       0.13%           N/A            0.93%
 WRL Great Companies -- America(SM)(6)                  0.80%       0.20%           N/A            1.00%
 WRL Salomon All Cap(5)                                 0.90%       0.10%           N/A            1.00%
 WRL C.A.S.E. Growth                                    0.80%       0.20%           N/A            1.00%
 WRL Dreyfus Mid Cap(5)                                 0.85%       0.15%           N/A            1.00%
 WRL NWQ Value Equity                                   0.80%       0.10%           N/A            0.90%
 WRL T. Rowe Price Dividend Growth(5)                   0.90%       0.10%           N/A            1.00%
 WRL Dean Asset Allocation                              0.80%       0.07%           N/A            0.87%
 WRL LKCM Strategic Total Return                        0.80%       0.06%           N/A            0.86%
 WRL J.P. Morgan Real Estate Securities                 0.80%       0.20%           N/A            1.00%
 WRL Federated Growth & Income                          0.75%       0.14%           N/A            0.89%
 WRL AEGON Balanced                                     0.80%       0.09%           N/A            0.89%
 WRL AEGON Bond                                         0.45%       0.08%           N/A            0.53%
 WRL J.P. Morgan Money Market                           0.40%       0.04%           N/A            0.44%
 VARIABLE INSURANCE PRODUCTS FUND (VIP)
 Fidelity VIP Equity-Income Portfolio --
  Service Class 2(8)                                    0.48%       0.10%          0.25%(7)        0.83%
 VARIABLE INSURANCE PRODUCTS FUND II (VIP II)
 Fidelity VIP II Contrafund(R) Portfolio --
  Service Class 2(8)                                    0.58%       0.12%          0.25%(7)        0.95%
 VARIABLE INSURANCE PRODUCTS FUND III (VIP III)
 Fidelity VIP III Growth Opportunities Portfolio --
  Service Class 2(8)                                    0.58%       0.13%          0.25%(7)        0.96%



(1) Effective January 1, 1997, the Board of the WRL Series Fund, Inc. ("WRL Fund") authorized the WRL Fund to charge each portfolio of the WRL Fund an annual Rule 12b-1 fee of up to 0.15% of each portfolio's average daily net assets. However, the WRL Fund will not deduct the fee from any portfolio before April 30, 2001. You will receive advance written notice if a Rule 12b-1 fee is to be deducted. See the WRL Fund prospectus for more details.

(2) Prior to May 1, 2000 this portfolio was known as WRL GE/Scottish Equitable International Equity. The fee table reflects estimated 2000 expenses because the expense limit for this portfolio will be reduced from 1.50% to 1.20% effective May 1, 2000.

(3) WRL Investment Management, Inc. ("WRL Management") currently waives 0.025% of its advisory fee on portfolio average daily net assets over $2 billion (net fee -- 0.775%). This waiver is voluntary and was terminated on June 25, 2000. Effective September 1, 2000, this portfolio is not available for investment to new policyowners.
(4) WRL Management currently waives 0.025% of its advisory fee for the first $3 billion of the portfolio's average daily net assets (net fee -- 0.775%); and 0.05% for the portfolio's average daily net assets above $3 billion (net fee -- 0.75%). This waiver is voluntary and was terminated on June 25, 2000. The fee table reflects estimated 2000 expenses because of the termination of the fee waiver.
(5) Because these portfolios did not commence operations until May 3, 1999, the percentages set forth as "Other Expenses" and "Total Annual Expenses" are annualized.
(6) Because these portfolios did not commence operations until May 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" reflect estimates of "Other Expenses" for the first year of operations.
(7) The 12b-1 fee deducted for the Variable Insurance Products Fund (VIP), Variable Insurance Products Fund II (VIP II), and Variable Insurance Products Fund III (VIP III) (the "Fidelity VIP Funds") covers certain shareholder support services provided by companies selling variable contracts investing in the Fidelity VIP Funds. The 12b-1 fees assessed against the Fidelity VIP Funds shares held for the Policies will be remitted to AFSG, the principal underwriter for the Policies.
(8)  Service Class 2 expenses are based on estimated expenses for the year
     2000.
(9) WRL Management, the investment adviser of the WRL Fund, has undertaken, until at least April 30, 2001, to pay expenses on behalf of the portfolios of the WRL Fund to the extent normal operating expenses of a portfolio exceed a stated percentage of each portfolio's average daily net assets. The expense limit, the amount reimbursed by WRL Management during 1999, and the expense ratio without the reimbursement are listed below for each portfolio:



                                                                            Expense Ratio
                                              Expense     Reimbursement        Without
                                               Limit          Amount        Reimbursement
 WRL VKAM Emerging Growth                      1.00%         $    N/A                N/A
 WRL T. Rowe Price Small Cap                   1.00%           63,542              2.46%
 WRL Goldman Sachs Small Cap                   1.00%           60,555              5.57%
 WRL Pilgrim Baxter Mid Cap Growth             1.00%           34,986              1.40%
 WRL Alger Aggressive Growth                   1.00%              N/A                N/A
 WRL Third Avenue Value                        1.00%           10,734              1.06%
 WRL Value Line Aggressive Growth              1.00%              N/A                N/A
 WRL GE International Equity                   1.20%          112,088              1.84%
 WRL Great Companies -- Global(2)              1.00%              N/A                N/A
 WRL Gabelli Global Growth                     1.20%              N/A                N/A
 WRL Janus Global                              1.00%              N/A                N/A
 WRL Great Companies -- Technology(SM)         1.00%              N/A                N/A
 WRL LKCM Capital Growth                       1.00%              N/A                N/A
 WRL Janus Growth                              1.00%              N/A                N/A
 WRL Goldman Sachs Growth                      1.00%           49,677              2.68%
 WRL GE U.S. Equity                            1.00%              N/A                N/A
 WRL Great Companies -- America(SM)            1.00%              N/A                N/A
 WRL Salomon All Cap                           1.00%           53,174              2.87%
 WRL C.A.S.E. Growth                           1.00%              N/A                N/A
 WRL Dreyfus Mid Cap                           1.00%           34,541              4.89%
 WRL NWQ Value Equity                          1.00%              N/A                N/A
 WRL T. Rowe Price Dividend Growth             1.00%           46,989              2.35%
 WRL Dean Asset Allocation                     1.00%              N/A                N/A
 WRL LKCM Strategic Total Return               1.00%              N/A                N/A
 WRL J.P. Morgan Real Estate Securities        1.00%           51,924              2.69%
 WRL Federated Growth & Income                 1.00%              N/A                N/A
 WRL AEGON Balanced                            1.00%              N/A                N/A
 WRL AEGON Bond                                0.70%              N/A                N/A
 WRL J.P. Morgan Money Market                  0.70%              N/A                N/A



(10) Because these portfolios did not commence operations until September 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" reflect estimates of "Other Expenses" for the first year of operations.

(11) Because this portfolio does not commence operations until December 1, 2000, the percentages set forth as "Other Expenses" and "Total Annual Expenses" reflect estimates of "Other Expenses" for the first year of operations.

     The purpose of the preceding table is to help you understand the various costs and expenses that you will bear directly and indirectly. The table reflects charges and expenses of the portfolios of the funds for the fiscal year ended December 31, 1999 (except as noted in the footnotes). Expenses of the funds may be higher or lower in the future. For more information on the charges described in this table, see the fund prospectuses which accompany this prospectus.


Western Reserve and the Fixed Account
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Western Reserve

     Western Reserve Life Assurance Co. of Ohio is the insurance company issuing the Policy. Western Reserve was incorporated under Ohio law on October 1, 1957. We have established the separate account to support the investment options under this Policy and under other variable life insurance policies we issue. Our general account supports the fixed account under the Policy. Western Reserve intends to sell this Policy in all states (except New York), in Puerto Rico, Guam and the District of Columbia.

The Fixed Account

     The fixed account is part of Western Reserve's general account. We use general account assets to support our insurance and annuity obligations other than those funded by separate accounts. Subject to applicable law, Western Reserve has sole discretion over investment of the fixed account's assets. Western Reserve bears the full investment risk for all amounts contributed to the fixed account. Western Reserve guarantees that the amounts allocated to the fixed account will be credited interest daily at a net effective interest rate of at least 4.0%. We will determine any interest rate credited in excess of the guaranteed rate at our sole discretion. We have no specific formula for determining interest rates.

     Money you place in the fixed account will earn interest compounded daily at a current interest rate in effect at the time of your allocation. We may declare current interest rates from time to time. We may declare more than one interest rate for different money based upon the date of allocation or transfer to the fixed account. When we declare a higher current interest rate on amounts allocated to the fixed account, we guarantee the higher rate on those amounts for at least one year (the "guarantee period") unless those amounts are transferred to the loan reserve. At the end of the guarantee period we may declare a new current interest rate on those amounts and any accrued interest thereon. We will guarantee this new current interest rate for another guarantee period. We credit interest greater than 4.0% during any guarantee period at our sole discretion. You bear the risk that interest we credit will not exceed 4.0%.

     We allocate amounts from the fixed account for cash withdrawals, transfers to the subaccounts, or monthly deduction charges on a last in, first out basis ("LIFO") for the purpose of crediting interest.

     New Jersey residents: The fixed account is not available to you. You may not direct or transfer any premiums or cash value to the fixed account. The fixed account is used solely for Policy loans.

     The fixed account has not been registered with the Securities and Exchange Commission and the staff of the Securities and Exchange Commission has not reviewed the disclosure in this prospectus relating to the fixed account.

The Separate Account and the Portfolios
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The Separate Account


     The separate account is divided into subaccounts, each of which invests in shares of a specific portfolio of a fund. These subaccounts buy and sell portfolio shares at net asset value without any sales charge. Any dividends and distributions from a portfolio are reinvested at net asset value in shares of that portfolio.

     For administrative reasons, we currently limit the number of subaccounts in which you can invest during the lifetime of your Policy to 18 subaccounts (including the fixed account). Even if you remove all the cash value from one subaccount, that subaccount will still show as active with a cash value of zero. You will be able to allocate future monies back into this subaccount but you will not be able to designate it as a different subaccount. For example, you allocate monies to the WRL Janus Growth subaccount. After a year, you decide to transfer that money to the WRL LKCM Strategic Total Return subaccount, the WRL Janus Growth subaccount will still show as an active subaccount (and count toward the 18 subaccount maximum) even though you have no cash value in it. You could allocate or transfer future monies into the WRL Janus Growth subaccount.


     Income, gains, and losses credited to, or charged against, a subaccount of the separate account reflect the subaccount's own investment experience and not the investment experience of our other assets. The separate account's assets may not be used to pay any of our liabilities other than those arising from the Policies. If the separate account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account.

     The separate account may include other subaccounts that are not available under the Policies and are not discussed in this prospectus. We may substitute another subaccount, portfolio or insurance company separate account under the Policies if, in our judgment, investment in a subaccount or portfolio would no longer be possible or becomes inappropriate to the purposes of the Policies, or if investment in another subaccount or insurance company separate account is in the best interest of owners. No substitution shall take place without notice to owners and prior approval of the Securities and Exchange Commission ("SEC") and insurance company regulators, to the extent required by the Investment Company Act of 1940, as amended (the "1940 Act") and applicable law.


The Funds

     The separate account invests in shares of the portfolios. Each portfolio is an investment division of a fund, which is an open-end management investment company registered with the SEC. Such registration does not involve supervision of the management or investment practices or policies of the portfolios by the SEC.


     Each portfolio's assets are held separate from the assets of the other portfolios, and each portfolio has investment objectives and policies that are different from those of the other portfolios. Thus, each portfolio operates as a separate investment fund, and the income or losses of one portfolio has no effect on the investment performance of any other portfolio. Pending any prior approval by a state insurance regulatory authority, certain subaccounts and corresponding portfolios may not be available to residents of some states.


     Each portfolio's investment objective(s) and policies are summarized below. There is no assurance that any of the portfolios will achieve its stated objective(s). Certain portfolios may have investment objectives and policies similar to other portfolios that are managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than those of such other portfolios. We do not guarantee or make any representation that the investment results of the portfolios will be comparable to any other portfolio, even those with the same investment adviser or manager. You can find more detailed information about the portfolios, including a description of risks, in the prospectuses for the funds. You should read the fund prospectuses carefully.



Portfolio                     Sub-Adviser or Adviser                   Investment Objective
-------------------           ------------------------------           -----------------------------------
WRL VKAM                      Van Kampen                               Seeks capital appreciation by
Emerging                      Asset Management Inc.                    investing primarily in common
Growth                                                                 stocks of small and medium-sized
                                                                       companies.

WRL T. Rowe                   T. Rowe Price                            Seeks long-term growth of capital
Price Small Cap**             Associates, Inc.                         by investing primarily in common
                                                                       stocks of small growth companies.

WRL Goldman                   Goldman Sachs Asset                      Seeks long-term growth of capital.
Sachs Small Cap**             Management

WRL Pilgrim                   Pilgrim Baxter & Associates,             Seeks capital appreciation.
Baxter Mid Cap                Ltd.
Growth**

WRL Alger                     Fred Alger                               Seeks long-term capital
Aggressive Growth             Management, Inc.                         appreciation.

WRL Third                     EQSF Advisers, Inc.                      Seeks long-term capital
Avenue Value                                                           appreciation.

WRL Value Line                Value Line, Inc.                         Seeks long-term growth of capital.
Aggressive
Growth**

WRL GE                        GE Asset Management                      Seeks long-term growth of capital.
International                 Incorporated*
Equity

WRL Great                     Great Companies, L.L.C.                  Seeks long-term growth of capital
Companies --                                                           in a manner consistent with
Global(2)**                                                            preservation of capital.

*  Effective May 1, 2000, GE Asset Management Incorporated will be the sole sub-adviser.
** These portfolios will be available on or around February 1, 2001.

Portfolio                    Sub-Adviser or Adviser               Investment Objective
------------------           --------------------------           -------------------------------------
WRL Gabelli                  Gabelli Asset Management             Seeks to provide investors with
Global Growth**              Company                              appreciation of capital. Current
                                                                  income is a secondary objective.

WRL Janus Global             Janus Capital                        Seeks long-term growth of capital
                             Corporation                          in a manner consistent with the
                                                                  preservation of capital.

WRL Great                    Great Companies, L.L.C.              Seeks long-term growth of capital.
Companies --
Technology(SM)**

WRL LKCM                     Luther King Capital                  Seeks long-term growth of capital.
Capital Growth**             Management Corporation

WRL Janus                    Janus Capital                        Seeks growth of capital.
Growth                       Corporation

WRL Goldman                  Goldman Sachs Asset                  Seeks long-term growth of capital
Sachs Growth**               Management

WRL GE U.S.                  GE Asset Management                  Seeks long-term growth of capital.
Equity                       Incorporated

WRL Great                    Great Companies, L.L.C.              Seeks long-term growth of capital.
Companies --
America(SM)**

WRL Salomon                  Salomon Brothers Asset               Seeks capital appreciation.
All Cap**                    Management Inc

WRL C.A.S.E.                 C.A.S.E.                             Seeks annual growth of capital
Growth                       Management, Inc.                     through investment in companies
                                                                  whose management, financial
                                                                  resources and fundamentals appear
                                                                  attractive on a scale measured
                                                                  against each company's present
                                                                  value.

WRL Dreyfus Mid              The Dreyfus                          Seeks total investment returns
Cap**                        Corporation                          (including capital appreciation and
                                                                  income), which consistently
                                                                  outperform the S&P 400 Mid Cap
                                                                  Index.

WRL NWQ Value                NWQ Investment Manage-               Seeks to achieve maximum,
Equity                       ment Company, Inc.                   consistent total return with
                                                                  minimum risk to principal.

WRL T. Rowe                  T. Rowe Price                        Seeks to provide an increasing level
Price Dividend               Associates, Inc.                     of dividend income, long-term
Growth**                                                          capital appreciation and reasonable
                                                                  current income through investments
                                                                  primarily in dividend paying stocks.

** These portfolios will be available on or around February 1, 2001

Portfolio                        Sub-Adviser or Adviser                 Investment Objective
----------------------           ----------------------------           --------------------------------------
WRL Dean Asset                   Dean Investment Associates             Seeks preservation of capital and
Allocation                                                              competitive investment returns.

WRL LKCM                         Luther King Capital                    Seeks to provide current income,
Strategic                        Management                             long-term growth of income and
Total Return                     Corporation                            capital appreciation.

WRL J.P. Morgan                  J.P. Morgan Investment                 Seeks long-term total return from
Real Estate                      Management Inc.                        investments primarily in equity
Securities**                                                            securities of real estate companies.
                                                                        Total return will consist of realized
                                                                        and unrealized capital gains and
                                                                        losses plus income.

WRL Federated                    Federated Investment                   Seeks total return by investing in
Growth & Income                  Counseling                             securities that have defensive
                                                                        characteristics.

WRL AEGON                        AEGON USA                              Seeks preservation of capital,
Balanced                         Investment                             reduced volatility, and superior
                                 Management, Inc.                       long-term risk-adjusted returns.

WRL AEGON                        AEGON USA                              Seeks the highest possible current
Bond                             Investment                             income within the confines of the
                                 Management, Inc.                       primary goal of insuring the
                                                                        protection of capital.

WRL J.P. Morgan                  J.P. Morgan Investment                 Seeks to obtain maximum current
Money Market                     Management Inc.                        income consistent with preservation
                                                                        of principal and maintenance of
                                                                        liquidity.

Fidelity VIP                     Fidelity Management &                  Seeks reasonable income by
Equity-Income                    Research Company                       investing primarily in income-
Portfolio                                                               producing equity securities.
-- Service Class 2**

Fidelity VIP II                  Fidelity Management &                  Seeks long-term capital appreciation
Contrafund(R)                    Research Company                       by investing primarily in a broad
Portfolio                                                               variety of common stocks, using
-- Service Class 2**                                                    both growth-oriented and contrarian
                                                                        disciplines.

Fidelity VIP III                 Fidelity Management &                  Seeks capital growth by investing
Growth                           Research Company                       in a wide range of common
Opportunities                                                           domestic and foreign stocks, and
Portfolio                                                               securities convertible into common
-- Service Class 2**                                                    stocks.

** These portfolios will be available on or around February 1, 2001.

     WRL Management, located at 570 Carillon Parkway, St. Petersburg, Florida 33716, a wholly-owned subsidiary of Western Reserve, serves as investment adviser to the WRL Fund and manages the WRL Fund in accordance with policies and guidelines established by the WRL Fund's Board of Directors. For certain portfolios, WRL Management has engaged investment sub-advisers to provide portfolio management services. WRL Management and each investment sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the WRL Fund prospectus for more information regarding WRL Management and the investment sub-advisers.

     FMR, located at 82 Devonshire Street, Boston, Massachusetts 02109, serves as investment adviser to the Fidelity VIP Funds and manages the Fidelity VIP Funds in accordance with policies and guidelines established by the Fidelity VIP Funds' Board of Trustees. For certain portfolios, FMR has engaged investment sub-advisers to provide portfolio management services with regards to foreign investments. FMR and each sub-adviser are registered investment advisers under the Investment Advisers Act of 1940, as amended. See the Fidelity VIP Funds prospectuses for more information regarding FMR and the investment sub-advisers.

     In addition to the separate account, shares of the portfolios are also sold to other separate accounts that we (or our affiliates) establish to support variable annuity contracts and variable life insurance policies. It is possible that, in the future, it may become disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the portfolios simultaneously. Neither we nor the funds currently foresee any such disadvantages, either to variable life insurance policyowners or to variable annuity contract owners. However, the funds' Board of Directors/Trustees will monitor events in order to identify any material conflicts between the interests of such variable life insurance policyowners and variable annuity contract owners, and will determine what action, if any, it should take. Such action could include the sale of portfolio shares by one or more of the separate accounts, which could have adverse consequences. Material conflicts could result from, for example, (1) changes in state insurance laws, (2) changes in federal income tax laws, or (3) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners.

     If the funds' Board of Directors/Trustees were to conclude that separate funds should be established for variable life insurance and variable annuity separate accounts, Western Reserve will bear the attendant expenses, but variable life insurance policyowners and variable annuity contract owners would no longer have the economies of scale resulting from a larger combined fund.


Addition, Deletion, or Substitution of Investments


     We reserve the right to transfer separate account assets to another separate account that we determine to be associated with the class of contracts to which the Policy belongs. We also reserve the right, subject to compliance with applicable law, to add to, delete from, or substitute the investments that are held by any subaccount, or that any subaccount may purchase. We will only add, delete or substitute shares of another portfolio of a fund (or of another open-end, registered investment company) if the shares of a portfolio are no longer available for investment, or if in our judgement further investment in any portfolio would become inappropriate in view of the purposes of the separate account. We will not add, delete or substitute any shares attributable to your interest in a subaccount without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the separate account securities from other portfolios.


     We also reserve the right to establish additional subaccounts of the separate account, each of which would invest in a new portfolio of a fund, or in shares of another investment company, with specified investment objectives. We may establish new subaccounts when, in our sole discretion, marketing, tax or investment conditions warrant. We will make any new subaccounts available to existing owners on a basis we determine. We may also eliminate one or more subaccounts for the same reasons as stated above.


     In the event of any such substitution or change, we may make such changes in this and other policies as may be necessary or appropriate to reflect such substitution or change. If we deem it to be in the best interests of persons having voting rights under the Policies, and when permitted by law, the separate account may be (1) operated as a management company under the 1940 Act, (2) deregistered under the 1940 Act in the event such registration is no longer required, (3) managed under the direction of a committee, or (4) combined with one or more other separate accounts, or subaccounts.

Your Right to Vote Portfolio Shares

     Even though we are the legal owner of the portfolio shares held in the subaccounts, and have the right to vote on all matters submitted to shareholders of the portfolios, we will vote our shares only as policyowners instruct, so long as such action is required by law. See Tax Status of the Policy p. 57.

     Before a vote of a portfolio's shareholders occurs, you will receive voting materials from us. We will ask you to instruct us on how to vote and to return your proxy to us in a timely manner. You will have the right to instruct us on the number of portfolio shares that corresponds to the amount of cash value you have in that portfolio (as of a date set by the portfolio).


     If we do not receive voting instructions on time from some policyowners, we will vote those shares in the same proportion as the timely voting instructions we receive. Should federal securities laws, regulations and interpretations change, we may elect to vote portfolio shares in our own right. If required by state insurance officials, or if permitted under federal regulation, we may disregard certain owner voting instructions. If we ever disregard voting instructions, we will send you a summary in the next annual report to policyowners advising you of the action and the reasons we took such action.

The Policy
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Purchasing a Policy

     To purchase a Policy, you must submit a completed application and an initial premium to us. You may also send the application and initial premium to us through any licensed life insurance agent who is also a registered representative of a broker-dealer having a selling agreement with AFSG Securities Corporation, the principal underwriter for the Policy.

     Our address for applications submitted by World Marketing Alliance distribution systems is:

              Western Reserve
              P.O. Box 628069
              Orlando, Florida 32862-8069

Everyone else should submit applications to:

              Western Reserve
              P.O. Box 628078
              Orlando, Florida 32862-8078

     You determine the specified amount for a Policy based on the initial premium paid and other characteristics of the proposed joint insureds, such as age, gender and rate class. Joint insureds may be both male, both female or male and female. Our current minimum specified amount for a Policy is generally $100,000. We will generally only issue a Policy to joint insureds ages 1-85* who provide sufficient evidence that they meet our insurability standards. The younger joint insured cannot be older than age 80, and the sum of the joint insureds' ages cannot be more than 160 years. Your application is subject to our underwriting rules, and we may reject any application for any reason permitted by law. We will not issue a Policy to you if the younger joint insured is over age 80. The joint insureds must be insurable and acceptable to us under our underwriting rules on the later of:

   o  the date of your application; or
   o the date the joint insureds complete all of the medical tests and examinations that we require.

* Policies for joint insureds ages 1-19 are not available in all states.

Underwriting Standards


     This Policy uses mortality tables that distinguish between men and women. As a result, the Policy pays different benefits to men and women of the same age. Montana prohibits our use of actuarial tables that distinguish between males and females to determine premiums and policy benefits for policies issued on the lives of its residents. Therefore, we will base the premiums and benefits in Policies that we issue in Montana, to insure residents of that state, on actuarial tables that do not differentiate on the basis of gender.

     Your cost of insurance charge will depend on each joint insured's rate class. There is no rate discount for a preferred class. We first place each joint insured into one of the following standard rate classes:

   o  select, non-tobacco use; and
   o  standard, tobacco use.

     We then place the joint insureds into one of the following non-sub-standard rate classes:

   o  combination of two non-tobacco users;
   o  combination of two tobacco users; and
   o  combination of a tobacco user and a non-tobacco user.


     We also place joint insureds in various sub-standard rate classes, which involve a higher mortality risk and higher cost of insurance charges. We generally charge higher rates for insureds who use tobacco. For Policies with a specified amount of $1,000,000 or more, we generally charge a lower rate. This lower rate may not apply to Policies issued prior to January 1, 2001.


When Insurance Coverage Takes Effect

     Insurance coverage under the Policy will take effect only if the insured(s) is alive and in the same condition of health as described in the application when the Policy is delivered to the owner, and if the initial premium required under the Policy as issued is paid.

     Conditional Insurance Coverage. If you pay the full initial premium listed in the conditional receipt attached to the application, and we deliver the conditional receipt to you, the insured will have conditional insurance coverage under the terms of the conditional receipt. Conditional insurance coverage is void if the check or draft you gave us to pay the initial premium is not honored when we first present it for payment.

 The amount of                  o  the specified amount applied for; or
 conditional insurance          o  $300,000
 coverage is the lesser of:     reduced by all amounts payable under all life insurance applica-
                                tions that the insured has pending with us.


 Conditional life insurance     o  the date of your application; or
 coverage begins on the         o  the date the insured completes all of the medical tests and
 later of:                         examinations that we require; or
                                o  the date of issue, if any, requested in the application.

 Conditional life insurance     o  the date we determine the insured has satisfied our
 coverage terminates               underwriting requirements and the insurance applied for
 automatically on the              takes effect (the Policy date); or
 earliest of:                   o  60 days from the date the application was completed; or
                                o  the date we determine that any person proposed for
                                   insurance in the application is not insurable according to our rules, limits and standards for the plan, amount and
                                   rate class shown in the application; or
                                o  the date we modify the plan, amount, riders and/or the
                                   premium rate class shown in the application, or any
                                   supplemental agreements; or
                                o  the date we mail notice of the ending of coverage and we refund the first premium to the applicant at the address
                                   shown on the application.

 Special limitations of the     o  the conditional receipt will be void:
 conditional receipt:              o  if not signed by an authorized agent of Western
                                      Reserve; or
                                   o  in the event the application contains any fraud or
                                      material misrepresentation; or
                                   o  if, on the date of the conditional receipt, the
                                      proposed insured is under 15 days of age or over
                                      80 years of age.
                                o  the conditional receipt does not provide benefits for
                                   disability and accidental death benefits.
                                o  the conditional receipt does not provide benefits if any proposed insured commits suicide. In this case, Western
                                   Reserve's liability will be limited to return of the first premium paid with the application.

     Full Insurance Coverage and Allocation of Initial Premium. Once we determine that the joint insureds meet our underwriting requirements and you have paid the initial premium, full insurance coverage will begin and we will begin to take the monthly deductions from your net premium. This date is the Policy date. On the Policy date, we will allocate your initial net premium, minus monthly deductions, to the WRL J.P. Morgan Money Market subaccount. On the record date, which is the date we record your Policy on our books as an in force Policy, we will allocate your cash value from the WRL J.P. Morgan Money Market subaccount to the accounts you elect on your application.

     On any day we credit net premiums or transfer cash value to a subaccount, we will convert the dollar amount of the net premium (or transfer) into subaccount units at the unit value for that subaccount, determined at the end of the day on which we receive the premium or transaction request at our office. We will credit amounts to the subaccounts only on a valuation date, that is, on a date the New York Stock Exchange ("NYSE") is open for trading. See Policy Values p. 33.

Ownership Rights

     The Policy belongs to the owner named in the application. The owner may exercise all of the rights and options described in the Policy. If two owners are named, the Policy will be owned jointly, and each owner's consent will be required to exercise ownership rights. If the owner dies before the surviving insured and no contingent owner is named, then ownership of the Policy will pass to the owner's estate. The owner may exercise certain rights described below.

 Changing the     o  Change the owner by providing written notice to us at our
 Owner               office at any time while the surviving insured is alive and the Policy is in force.
                  o  Change is effective as of the date that the written notice is accepted by us.
                  o  Changing the owner does not automatically change the
                     beneficiary.
                  o  Signature of owner's spouse is required if owner is a
                     resident of: Arizona, California, Idaho, Nevada, New
                     Mexico, Washington or Wisconsin.
                  o  Changing the owner may have tax consequences. You
                     should consult a tax advisor before changing the owner.
                  o  We are not liable for payments we made before we
                     received the written notice at our office.

 Choosing the     o  The owner designates the beneficiary (the person to
 Beneficiary         receive the death benefit when the surviving insured dies)
                     in the application.
                  o  If the owner designates more than one beneficiary, then each beneficiary shares equally in any death benefit
                     proceeds unless the beneficiary designation states
                     otherwise.
                  o  If the beneficiary dies before the surviving insured, then any contingent beneficiary becomes the surviving
                     beneficiary.
                  o  If both the beneficiary and contingent beneficiary die
                     before the surviving insured, then the death benefit will be paid to the owner or the owner's estate upon the surviving insured's death.

 Changing the     o  The owner changes the beneficiary by providing written
 Beneficiary         notice to us at our office.
                  o  Change is effective as of the date the owner signs the
                     written notice.
                  o  Signature of owner's spouse is required if owner is a
                     resident of: Arizona, California, Idaho, Nevada, New
                     Mexico, Washington or Wisconsin.
                  o  We are not liable for any payments we made before we
                     received the written notice at our office.


 Assigning the     o  The owner may assign Policy rights while either or both
 Policy               joint insureds are alive.
                   o  Signature of owner's spouse is required if owner is a
                      resident of: Arizona, California, Idaho, Nevada, New
                      Mexico, Washington or Wisconsin.
                   o  The owner retains any ownership rights that are not
                      assigned.
                   o  Assignee may not change the owner or the beneficiary, and may not elect or change an optional method of payment.
                      Any amount payable to the assignee will be paid in a
                      lump sum.
                   o  Claims under any assignment are subject to proof of
                      interest and the extent of the assignment.
                   o  Assigning the Policy may have tax consequences. You
                      should consult a tax advisor before assigning the Policy.
                   o  We are not:
                      o  bound by any assignment unless we receive a
                         written notice of the assignment;
                      o  responsible for the validity of any assignment;
                      o  liable for any payment we made before we
                         received written notice of the assignment; or
                      o  bound by any assignment which results in adverse
                         tax consequences to the owner, joint insureds or
                         beneficiary(ies).

Policy Split Option

     As long as you provide us with sufficient evidence that the joint insureds meet our insurability standards, you may request that the Policy, not including any riders, be split (the "Split Option") into two new individual fixed account insurance policies, one on the life of each joint insured if one of the three events listed below occurs. You may request this Split Option by giving us written notice within 90 days after:

   o the enactment or effective date (whichever is later) of a change in the federal estate tax laws that would reduce or eliminate the unlimited marital deduction;
   o  the date of entry of a final decree of divorce of the joint insureds; or

   o written confirmation of a dissolution of a business partnership of which the joint insureds were partners.*

* The above conditions do not apply to Pennsylvania residents.


 Conditions for Exercising     o  If more than one person owns the Policy, each owner must
 Split Option:                    agree to the split.
                               o  The initial specified amount for each new policy cannot be more than 50% of the Policy's specified amount, excluding
                                  the face amount of any riders.
                               o  The new policies will be subject to our minimum and
                                  maximum specified amounts and issue ages for the plan of
                                  insurance you select.
                               o  You must obtain our approval before you can exercise the
                                  Split Option if one of the joint insureds is older than the new policy's maximum issue age when you request the
                                  Split Option.
                               o  Exercising a Policy Split Option may have tax
                                  consequences. You should consult a tax advisor before
                                  exercising this Option.



     Cash value and indebtedness under the Policy will be allocated equally to each of the new policies. If one joint insured does not meet our insurability requirements, we will pay you half of the Policy's net surrender value and issue only one new policy covering the joint insured that meets our insurability requirements; or you may cancel the Split Option and keep the Policy in force on both joint insureds.

     We will base the premiums for the new policies on each joint insured's attained age and premium rate class which we determine based on the current evidence of insurability submitted for each joint insured. Premiums will be payable as of the Policy date for each new policy. The Policy date for each new policy will be the Monthiversary after we receive your written request to exercise the Split Option. The owner and beneficiary for the new policies will be those named in the Policy, unless you specify otherwise. We will not deduct the premium expense charges from the cash value allocated to the new policies. Any new premium you pay to the new policies will be subject to the normal charges, if any, of the new policies at the time you pay the premium.

Canceling a Policy

     You may cancel a Policy for a refund during the "free-look period" by returning it to our office, to one of our branch offices, or to the agent who sold you the Policy. The free-look period expires 10 days after you receive the Policy. In some states you may have more than 10 days. If you decide to cancel the Policy during the free-look period, we will treat the Policy as if it had never been issued. We will pay the refund within seven days after we receive the returned Policy. The amount of the refund will be:

   o  any charges and taxes we deduct from your premiums; plus

   o any monthly deductions or other charges we deducted from amounts you allocated to the subaccounts and the fixed account; plus
   o your cash value in the subaccounts and the fixed account on the date we (or our agent) receive the returned Policy at our office.

     Some states may require us to refund all of the premiums you paid for the Policy.

Premiums
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Premium Flexibility

     You generally have flexibility to determine the frequency and the amount of the premiums you pay. Unlike conventional insurance policies, you do not have to pay your premiums according to a rigid and inflexible premium schedule. Before we issue the Policy to you, we may require you to pay a premium at least equal to a minimum monthly guarantee premium set forth in your Policy. Thereafter (subject to the limitations described below), you may make unscheduled premium payments at any time and in any amount over $100. Under some circumstances, you may be required to pay extra premiums to prevent a lapse. Your minimum monthly guarantee premium may change if you request a change in your Policy. If this happens, we will notify you of the new minimum monthly guarantee premium.

Planned Periodic Payments

     You will determine a planned periodic payment schedule which allows you to pay level premiums at fixed intervals over a specified period of time. You are not required to pay premiums according to this schedule. You may change the amount, frequency, and the time period over which you make your planned periodic payments. Please be sure to notify us or your agent/registered representative of any address changes so that we may be able to keep your current address on record.

     Even if you make your planned periodic payments on schedule, your Policy may still lapse. The duration of your Policy depends on the Policy's net surrender value. If the net surrender value is not high enough to pay the monthly deduction when due (and your no lapse period has expired), then your Policy will lapse (unless you make the payment we specify during the 61-day grace period). See Policy Lapse and Reinstatement p. 55.

Minimum Monthly Guarantee Premium

     The full initial premium is the only premium you are required to pay under the Policy. However, you greatly increase your risk of lapse if you do not regularly pay premiums at least as large as the current minimum monthly guarantee premium.

     Until the no lapse date shown on your Policy schedule page, we guarantee that your Policy will not lapse, so long as:

     o total premiums paid (minus any withdrawals and minus any outstanding loans) equals or exceeds

        o the sum of the minimum monthly guarantee premiums in effect for each specific month from the Policy date up to and including the current month.

     If you take a withdrawal or a loan, you may need to pay additional premiums in order to keep the no lapse guarantee in place.

     The initial minimum monthly guarantee premium is shown on your Policy's schedule page. The minimum monthly guarantee premium will change if you request a change in death benefit options, decrease the specified amount, or increase or add a rider.

     After the no lapse period ends, paying the current minimum monthly guarantee premium each month will not necessarily keep your Policy in force. You may need to pay additional premiums to keep the Policy in force.

No Lapse Period

     Until the no lapse date that you selected on the Policy application, your Policy will remain in force and no grace period will begin, even if your net surrender value is too low to pay the monthly deduction, so long as:

     o the total amount of the premiums you paid (minus any withdrawals and minus outstanding loans) equals or exceeds

        o the sum of the minimum monthly guarantee premiums in effect for each specific month from the Policy date up to and including the current month.

See Policy Lapse and Reinstatement p. 55.

Premium Limitations

     Premium payments must be at least $100 per month ($1,000 if by wire). We may return premiums less than $100. We will not allow you to make any premium payments that would cause the total amount of the premiums you pay to exceed the current maximum premium limitations which qualify the Policy as life insurance according to federal tax laws. This maximum is set forth in your Policy. If you make a payment that would cause your total premiums to be greater than the maximum premium limitations, we will return the excess portion of the premium payment. We will not permit you to make additional premium payments until they are allowed by the maximum premium limitations. In addition, we reserve the right to refund a premium if the premium would increase the death benefit by more than the amount of the premium.

Making Premium Payments


     We will consider any payments you make to be premium payments, unless you clearly mark them as loan repayments. We will deduct certain charges from your premium payments (see Charges and Deductions -- Premium Charge p. 40). We will accept premium payments by wire transfer.

     If you wish to make payments by bank wire, you should instruct your bank to wire federal funds as follows:

              All First Bank of Baltimore
              ABA #: 052000113
              For credit to: Western Reserve Life
              Account #: 89539639
              Policyowner's Name:
              Policy Number:
              Attention: General Accounting

     Tax-Free Exchanges ("1035 Exchanges"). We will accept part or all of your initial premium money from one or more contracts insuring the same insured that qualify for tax-free exchanges under section 1035 of the Internal Revenue Code. If you contemplate such an exchange, you should consult a competent tax advisor to learn the potential tax effects of such a transaction.

     Subject to our underwriting requirements, we will permit you to make one additional cash payment within three business days of our receipt of the proceeds from the 1035 Exchange before we determine your Policy's specified amount.

Allocating Premiums

     You must instruct us on how to allocate your net premium among the subaccounts and the fixed account. (New Jersey residents: The fixed account is not available to you. You may not direct or transfer any money to the fixed account.) You must follow these guidelines:


     o over the life of your Policy, you may direct the money in your Policy to no more than 18 subaccounts. (The fixed account counts for these purposes as a subaccount.) See Investment Options p. 6.
     o  allocation percentages must be in whole numbers;

     o if you select dollar cost averaging, you must have at least $10,000 in each subaccount from which we will make transfers and you must transfer at least a total of $1,000 monthly; and
     o if you select asset rebalancing, the cash value of your Policy, if an existing Policy, or your minimum initial premium, if a new policy, must be at least $10,000.


     So long as you stay within the 18 subaccount limit, you may change the allocation instructions for additional premium payments without charge at any time by writing us or calling us at 1-800-851-9777. This change will be effective at the end of the valuation date on which we receive the change. Upon instructions from you, the registered representative/agent of record for your Policy may also change your allocation instructions for you. The minimum amount you can allocate to a particular subaccount is 10% of each net premium payment. We reserve the right to limit the number of premium allocation changes to once per Policy year.

     Whenever you direct money into a subaccount, we will credit your Policy with the number of units for that subaccount that can be bought for the dollar payment. We price each subaccount unit using the unit value determined at the end of the day after the closing of the regular business session of the NYSE (usually at 4:00 p.m. Eastern time). We will credit amounts to the subaccounts only on a valuation date, that is, on a date the NYSE is open for trading. See Policy Values below. Your cash value will vary with the investment experience of the subaccounts in which you invest. You bear the investment risk for amounts you allocate to the subaccounts.

     You should review periodically how your cash value is allocated among the subaccounts and the fixed account because market conditions and your overall financial objectives may change.

Policy Values
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 Cash Value     o  varies from day to day, depending on the investment
                   experience of the subaccounts you choose, the interest
                   credited to the fixed account, the charges deducted and any other Policy transactions (such as additional premium
                   payments, transfers, withdrawals and Policy loans).
                o  serves as the starting point for calculating values under a
                   Policy.
                o  equals the sum of all values in each subaccount and the fixed account.
                o  is determined on the Policy date and on each valuation
                   date.
                o  has no guaranteed minimum amount and may be more or
                   less than premiums paid.
                o  includes any amount held in the fixed account to secure any outstanding Policy loan.

Net Surrender Value

     The net surrender value is the amount we pay when you surrender your Policy. We determine the net surrender value at the end of the valuation period when we receive your written surrender request at our office.

 Net surrender      o  the cash value as of such date; minus
 value on any       o  any surrender charge as of such date; minus
 valuation date     o  any outstanding Policy loan(s); plus
 equals:            o  any interest you paid in advance on the loan(s) for the period between the date of the surrender and the next
                       Policy anniversary.

Subaccount Value

     Each subaccount's value is the cash value in that subaccount. At the end of any valuation period, the subaccount's value is equal to the number of units that the Policy has in the subaccount, multiplied by the unit value of that subaccount.

 The number of     o  the initial units purchased at unit value on the record date;
 units in any         plus
 subaccount on     o  units purchased with additional net premium(s); plus
 any valuation     o  units purchased via transfers from another subaccount or
 date equals:         the fixed account; minus
                   o  units redeemed to pay for monthly deductions; minus
                   o  units redeemed to pay for cash withdrawals; minus
                   o  units redeemed as part of a transfer to another subaccount or the fixed account.

     Every time you allocate, transfer or withdraw money to or from a subaccount, we convert that dollar amount into units. We determine the number of units we credit to, or subtract from, your Policy by dividing the dollar amount of the allocation, transfer or cash withdrawal by the unit value for that subaccount next determined at the end of the valuation period on which the premium, transfer request or cash withdrawal request is received at our office.

Subaccount Unit Value

     The value (or price) of each subaccount unit will reflect the investment performance of the portfolio in which the subaccount invests. Unit values will vary among subaccounts. The unit value of each subaccount was originally established at $10 per unit. The unit value may increase or decrease from one valuation period to the next.

 The unit value        o  the total value of the portfolio shares held in the
 of any                   subaccount, determined by multiplying the number of
 subaccount at            portfolio shares owned by the subaccount by the
 the end of a             portfolio's net asset value per share determined at the end
 valuation                of the valuation period; minus
 period                o  a charge equal to the daily net assets of the subaccount
 is calculated as:        multiplied by the daily equivalent of the daily charge;
                          minus
                       o  the accrued amount of reserve for any taxes or other
                          economic burden resulting from applying tax laws that we
                          determine to be properly attributable to the subaccount;
                          and the result divided by
                       o  the number of outstanding units in the subaccount.


     The portfolio in which any subaccount invests will determine its net asset value per share once daily, as of the close of the regular business session of the NYSE (usually 4:00 p.m. Eastern time), which coincides with the end of each valuation period.

Fixed Account Value

     On the record date, the fixed account value is equal to the cash value allocated to the fixed account from the WRL J.P. Morgan Money Market subaccount.

 The fixed account       o  the sum of net premium(s) allocated to the fixed account;
 value at the end of        plus
 any valuation           o  any amounts transferred from a subaccount to the fixed
 period is equal to:        account; plus
                         o  total interest credited to the fixed account; minus
                         o  amounts charged to pay for monthly deductions; minus
                         o  amounts withdrawn or surrendered from the fixed account;
                            minus
                         o  amounts transferred from the fixed account to a
                            subaccount.

     New Jersey residents: The fixed account value at the end of any valuation period is equal to:

     o any amounts transferred from a subaccount to the fixed account to establish a loan reserve; plus
     o  total interest credited to the loan reserve.

Transfers
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
General


     You or your agent/representative of record may make transfers among the subaccounts or from the subaccounts to the fixed account. Please remember the 18 subaccount limit when you are planning to make a transfer. See Investment Options, p. 6. We determine the amount you have available for transfers at the end of the valuation period when we receive your transfer request at our office. We may modify or revoke the transfer privilege at any time. The following features apply to transfers under the Policy:

     o So long as you stay within the 18 subaccount limit, you may make an unlimited number of "non-substantive" transfers in a Policy year among the subaccounts, although we do limit "substantive" transfers, as discussed below.

     o You may make one transfer from the fixed account in a Policy year (unless you choose dollar cost averaging from the fixed account).
     o You may request transfers in writing (in a form we accept), by fax or by telephone.
     o    There is no minimum amount that must be transferred.
     o There is no minimum amount that must remain in a subaccount after a transfer.
     o We deduct a $10 charge from the amount transferred for each transfer in excess of 12 transfers in a Policy year.
     o We consider all transfers made in any one day to be a single transfer.

     o Transfers resulting from loans, conversion rights, reallocation of cash value immediately after the record date, and transfers from the fixed account are not treated as transfers for the purpose of the transfer charge.
     o Transfers under dollar cost averaging and asset rebalancing are treated as transfers for purposes of the transfer charge.

     The Policy's transfer privilege is not intended to afford policyowners a way to speculate on short-term movements in the market. Excessive use of the transfer privilege can disrupt the management of the portfolios and increase transaction costs. Accordingly, we have established a policy of limiting excessive transfer activity. We will limit transfer activity to two substantive transfers (at least 30 days apart) from each portfolio, except from WRL J.P. Morgan Money Market, during any 12-month period. We interpret "substantive" to mean either a dollar amount large enough to have a negative impact on a portfolio's operations or a series of movements between portfolios. We will not limit non-substantive transfers.

     Your Policy, as applied for and issued, will automatically receive telephone transfer privileges unless you provide other instructions. The telephone transfer privileges allow you to give authority to the registered representative or agent of record for your Policy to make telephone transfers and to change the allocation of future payments among the subaccounts and the fixed account on your behalf according to your instructions. To make a telephone transfer, you may call 1-800-851-9777 or fax your instructions to 727-299-1648.

     Please note the following regarding telephone or fax transfers:

     o We will employ reasonable procedures to confirm that telephone instructions are genuine.
     o If we follow these procedures, we are not liable for any loss, damage, cost or expense from complying with telephone instructions we reasonably believe to be authentic. You bear the risk of any such loss.
     o If we do not employ reasonable confirmation procedures, we may be liable for losses due to unauthorized or fraudulent instructions.
     o Such procedures may include requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of transactions to owners, and/or tape recording telephone instructions received from owners.
     o    We may also require written confirmation of your request.
     o If you do not want the ability to make telephone transfers, you should notify us in writing.
     o Telephone or fax requests must be received at our office before 4:00 p.m. Eastern time to assure same-day pricing of the transaction.
     o We will not be responsible for same-day processing of transfers if faxed to a number other than 727-299-1648.
     o We will not be responsible for any transmittal problems when you fax us your request unless you report it to us within five business days and send us proof of your fax transmittal.
     o    We may discontinue this option at any time.

     We will process any transfer request we receive at our office before the NYSE closes (usually 4:00 p.m. Eastern time) using the subaccount unit value determined at the end of that session of the NYSE. If we receive the transfer request after the NYSE closes, we will process the request using the subaccount unit value determined at the close of the next regular business session of the NYSE.

Fixed Account Transfers

     You may make one transfer per Policy year from the fixed account unless you select dollar cost averaging from the fixed account. We reserve the right to require that you make the transfer request in writing. We must receive the transfer request no later than 30 days after a Policy anniversary. We will make the transfer at the end of the valuation date on which we receive the written request. The amount of the transfer is limited to the greater of:

     o    25% of your value in the fixed account; or
     o the amount you transferred from the fixed account in the prior Policy year.

     New Jersey residents: The fixed account is not available to you. You may not direct or transfer any money to the fixed account.

Conversion Rights

     If, within 24 months of your Policy date, you transfer all of your subaccount values to the fixed account, then we will not charge you a transfer fee, even if applicable. You must make your request in writing. We will not charge for this transfer.

Dollar Cost Averaging

     Dollar cost averaging is an investment strategy designed to reduce the average purchase price per unit. The strategy spreads the allocation of your premium into the subaccounts over a period of time. This potentially allows you to reduce the risk of investing most of your premium into the subaccounts at a time when prices are high. The success of this strategy is not assured and depends on market trends. You should consider carefully your financial ability to continue the program over a long enough period of time to purchase units when their value is low as well as when it is high. We make no guarantee that dollar cost averaging will result in a profit or protect you against a loss.

     Under dollar cost averaging, we automatically transfer a set dollar amount from the WRL J.P. Morgan Money Market subaccount, the WRL AEGON Bond subaccount, the fixed account, or any combination of these to a subaccount that you choose. We will make the transfers monthly as of the end of the valuation date. We will make the first transfer in the month after we receive your request, provided that we receive the form by the 25th day of the month.

 To start dollar cost   o  you must submit a completed form to us at our office
 averaging:                requesting dollar cost averaging;
                        o  you must have at least $10,000 in each account from
                           which we will make transfers;
                        o  your total transfers each month under dollar cost
                           averaging must be at least $1,000 ($500 for New Jersey
                           residents); and
                        o  each month, you may not transfer more than one-tenth of the amount that was in your fixed account at the
                           beginning of dollar cost averaging.

     You may request dollar cost averaging at any time. There is no charge for dollar cost averaging. However, each transfer under dollar cost averaging counts towards your 12 free transfers each year.

 Dollar                 o  we receive your request to cancel your participation;
 cost averaging         o  the value in the accounts from which we make the
 will terminate if:        transfers is depleted;
                        o  you elect to participate in the asset rebalancing program;
                           or
                        o  you elect to participate in any asset allocation services provided by a third party.

     We may modify, suspend, or discontinue dollar cost averaging at any time.

Asset Rebalancing Program

     We also offer an asset rebalancing program under which you may transfer amounts periodically to maintain a particular percentage allocation among the subaccounts you have selected. Cash value allocated to each subaccount will grow or decline in value at different rates. The asset rebalancing program automatically reallocates the cash value in the subaccounts at the end of each period to match your Policy's currently effective premium allocation schedule. Cash value in the fixed account and the dollar cost averaging program is not available for this program. This program does not guarantee gains. A subaccount may still have losses.

     You may elect asset rebalancing to occur on each quarterly, semi-annual or annual anniversary of the Policy date. Once we receive the asset rebalancing request form, we will effect the initial rebalancing of cash value on the next such anniversary, in accordance with the Policy's current premium allocation schedule. You may modify your allocations quarterly. We will credit the amounts transferred at the unit value next determined on the dates the transfers are made. If a day on which rebalancing would ordinarily occur falls on a day on which the NYSE is closed, rebalancing will occur on the next day the NYSE is open.

 To start               o  you must submit a completed asset rebalancing request
 asset rebalancing:        form to us at our office before the maturity date; and
                        o  you must have a minimum cash value of $10,000 or
                           make a $10,000 initial premium payment.

     There is no charge for the asset rebalancing program. However, each reallocation we make under the program counts towards your 12 free transfers each year.

 Asset rebalancing      o  you elect to participate in the dollar cost averaging
 will cease if:            program;
                        o  we receive your request to discontinue participation;
                        o  you make any transfer to or from any subaccount other
                           than under a scheduled rebalancing; or
                        o  you elect to participate in any asset allocation services provided by a third party.

     You may start and stop participation in the asset rebalancing program at any time; but we may restrict your right to re-enter the program to once each Policy year. If you wish to resume the asset rebalancing program, you must complete a new request form. We may modify, suspend, or discontinue the asset rebalancing program at any time.

Third Party Asset Allocation Services

     We may provide administrative or other support services to independent third parties you authorize to conduct transfers on your behalf, or who provide recommendations as to how your subaccount values should be allocated. This includes, but is not limited to, transferring subaccount values among subaccounts in accordance with various investment allocation strategies that these third parties employ. These independent third parties may or may not be appointed Western Reserve agents for the sale of Policies. Western Reserve does not engage any third parties to offer investment allocation services of any type, so that persons or firms offering such services do so independent from any agency relationship they may have with Western Reserve for the sale of Policies. Western Reserve therefore takes no responsibility for the investment allocations and transfers transacted on your behalf by such third parties or any investment allocation recommendations made by such parties. Western Reserve does not currently charge you any additional fees for providing these support services. Western Reserve reserves the right to discontinue providing administrative and support services to owners utilizing independent third parties who provide investment allocation and transfer recommendations.

Charges and Deductions
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     This section describes the charges and deductions that we make under the Policy to compensate for: (1) the services and benefits we provide; (2) the costs and expenses we incur; and (3) the risks we assume.

 Services and benefits we      o  the death benefit, cash withdrawals and loan benefits;
 provide under the Policy:     o  investment options, including premium allocations;
                               o  administration of elective options; and
                               o  the distribution of reports to owners.

 Costs and expenses            o  costs associated with processing and underwriting
 we incur:                        applications;
                               o  expenses of issuing and administering the Policy (includ-
                                  ing any Policy riders);
                               o  overhead and other expenses for providing services and
                                  benefits, sales commissions and marketing expenses; and
                               o  other costs of doing business, such as collecting premiums, maintaining records, processing claims, effecting transac-
                                  tions, and paying federal, state and local premium and
                                  other taxes and fees.

 Risks we assume:              o  that the charges we may deduct may be insufficient to
                                  meet our actual claims because insureds die sooner than
                                  we estimate; and
                               o  that the costs of providing the services and benefits under the Policies may exceed the charges we are allowed to
                                  deduct.

Premium Charge

     Before we allocate the net premiums you make, we will deduct the following charge.

 Premium expense charge        o  This charge equals:
                                  o  6.0% of premiums during the first ten Policy
                                     years; and
                                  o  2.5% of premiums thereafter.
                               o  This charge compensates us for distribution expenses and state premium taxes.

Monthly Deduction

     We take a monthly deduction from the cash value on the Policy date and on each Monthiversary. We deduct this charge from each subaccount and the fixed account in accordance with the current premium allocation instructions. If the value of any account is insufficient to pay that account's portion of the monthly deduction, we will take the monthly deduction on a pro rata basis from all accounts (i.e., in the same proportion that the value in each subaccount and the fixed account bears to the total cash value on the Monthiversary). Because portions of the monthly deduction (such as cost of insurance) can vary monthly, the monthly deduction will also vary.

 The monthly deduction is     o  the monthly Policy charge; plus
 equal to:                    o  the monthly cost of insurance charge for the Policy; plus
                              o  the monthly death benefit guarantee charge; plus
                              o  the monthly charge for any benefits provided by riders
                                 attached to the Policy.

 Monthly Policy Charge:
                              o  This charge equals $5.00 each Policy month.
                              o  We guarantee this charge will never be more than $10.00 per month.
                              o  We may waive this charge at issue on additional policies
                                 (not on the original Policy) purchased naming the same
                                 owner and insured.
                              o  This charge compensates us for administrative expenses
                                 such as recordkeeping, processing death benefit claims and
                                 Policy changes, and overhead costs.

                              Cost of Insurance Charge:
                              We deduct this charge each month. It varies each month and is equal to:
                                 o  the death benefit on the Monthiversary;
                                    divided by
                                 o  1.0032737 (this factor reduces the net amount at
                                    risk, for purposes of computing the cost of
                                    insurance, by taking into account assumed
                                    monthly earnings at an annual rate of 4%); minus
                                 o  the cash value on the Monthiversary;
                                    multiplied by
                                 o  the monthly cost of insurance rate for the Policy.

                              Optional Insurance Riders:
                              o  The monthly deduction will include charges for any
                                 optional insurance benefits you add to your Policy by rider
                                 (see Supplemental Benefits (Riders) p. 62).


     We base the cost of insurance rates on each joint insured's attained age, gender, and rate class, and the length of time that the Policy has been in force. For Policies with a specified amount of $1,000,000 or more, we generally charge a lower rate. This lower rate may not apply to Policies issued prior to January 1, 2001. The actual monthly cost of insurance rates are based on our expectations as to future mortality experience. The rates will never be greater than the guaranteed amount stated in your Policy. These guaranteed rates are based on the 1980 Commissioners Standard Ordinary (C.S.O.) Mortality Tables and each joint insured's attained age and rate class. For standard rate classes, these guaranteed rates will never be greater than the rates in the C.S.O. tables. We may also guarantee a rate for a specific period of time (e.g., one year). For a listing of rate classes, see Underwriting Standards p. 24.

     We may issue certain Policies on a simplified or expedited basis. The cost of insurance rates for Policies we issue on this basis will be no higher than the guaranteed rates for select, non-tobacco use or standard, tobacco use categories. However, these rates may be higher or lower than current rates charged under otherwise identical Policies that are using standard underwriting criteria.

 Monthly death benefit     o  This charge is $0.04 per $1,000 of your initial specified
 guarantee charge             amount.
                           o  This charge is deducted monthly from your cash value.
                           o  We will deduct this charge only until the no lapse date you selected on the application.
                           o  This charge compensates us for the risk of guaranteeing the death benefit you chose on the application.

Mortality and Expense Risk Charge

     We deduct a daily charge from your cash value in each subaccount to compensate us for certain mortality and expense risks we assume. This charge is equal to:

     o  your Policy's cash value in each subaccount multiplied by
     o the daily pro rata portion of the annual mortality and expense risk charge rate of 0.90% (this annual rate is equal to 0.90% of the average daily net assets of each subaccount).

     The mortality risk is that the surviving insured will live for a shorter time than we project. The expense risk is that the expenses that we incur will exceed the administrative charge limits we set in the Policy.

     If this charge does not cover our actual costs, we absorb the loss. Conversely, if the charge more than covers actual costs, the excess is added to our surplus. We expect to profit from this charge. We may use any profits to cover distribution costs.

Surrender Charge

     If you surrender your Policy completely during the first 15 years, we deduct a surrender charge from your cash value and pay the remaining cash value (less any outstanding loan amounts) to you. There is no surrender charge if you wait until the 15th Policy anniversary to surrender your Policy. The payment you receive is called the net surrender value. The formula we use reduces the surrender charge at older ages in compliance with state laws.

     The surrender charge may be significant. You should calculate this charge carefully before you consider a surrender. Under some circumstances the level of the surrender charge might result in no net surrender value available if you surrender your Policy in the first few Policy years. This will depend on a number of factors, but is more likely if:

   o you pay premiums equal to or not much higher than the minimum monthly guarantee premium shown in your Policy, and/or
   o  investment performance is too low.

 The surrender charge is        o  the deferred issue charge; plus
 equal to:                      o  the deferred sales charge;
                                   and the sum multiplied by
                                o  the surrender charge percentage.

     The deferred issue charge is $5.00 multiplied by each $1,000 of the initial specified amount stated in your Policy. This charge helps us recover the underwriting, processing and start-up expenses that we incur in connection with the Policy and the separate account.

     The deferred sales charge equals

     o 26.5% multiplied by the total premiums paid up to the guideline premium shown in your Policy; plus
     o a percentage (the excess premium charge), which varies depending on the younger joint insured's issue age (see table below), multiplied by
     o the total premiums paid in excess of the guideline premium ("excess premium charge").

   Issue Age Range
  (Younger Joint      Excess Premium
     Insured)             Charge
        1-55               4.2%
        56-63              3.7%
        64-68              3.1%
        69-73              2.5%
        74-76              2.0%
        77-78              1.6%
        79-80              1.2%

     The deferred sales charge helps us recover distribution expenses that we incur in connection with the Policy, including agent sales commissions and printing and advertising costs. The proceeds of this charge may not be sufficient to cover these expenses. To the extent they are not, we will cover the shortfall from our general account assets, which may include profits from the mortality and expense risk charge under the Policy.

     To determine the surrender charge, we apply the surrender charge percentage to the sum of the deferred issue charge and the deferred sales charge. In Policy years 1-10 this percentage is 100% for joint insureds when the age of the younger joint insured is between issue ages 0-74 and then declines at the rate of 20% per year until reaching zero at the end of the 15th Policy year.

     For joint insureds when the age of the younger joint insured is between issue ages 75-80, the surrender charge percentage is 100% until the end of the 6th Policy year and then declines to 0% at the end of the 15th Policy year. Therefore, the surrender charge will be less if you surrender the Policy during the 11th through the 15th Policy year. There is no surrender charge if the Policy is surrendered after the 15th Policy year (see Example 2 below).

            Surrender Charge Percentages

  End of Policy Year*               Younger Age
-----------------------   -------------------------------
                           Less Than 75      75 or Above
                          ---------------   -------------
  At Issue                      100%             100%
  1-6                           100%             100%
  7                             100%              97%
  8                             100%              88%
  9                             100%              80%
  10                            100%              73%
  11                             80%              66%
  12                             60%              60%
  13                             40%              40%
  14                             20%              20%
  15+                             0%               0%

* The percentage on any date other than a Policy anniversary will be determined proportionately using the percentage at the end of the Policy year prior to surrender and the percentage at the end of the Policy year of surrender.

o Surrender Charge Example 1: Assume a male non-tobacco user age 35 and a female non-tobacco user age 35 purchase a Policy for $100,000 of specified amount, paying the guideline premium of $806.11, and an additional premium amount of $193.89 in excess of the guideline premium, for a total premium of $1,000 per year for four years ($4,000 total for four years), and then surrenders the Policy. The surrender charge would be calculated as follows:

  (a)     Deferred issue charge: [100 x $5.00]
          ($5.00/$1,000 of initial specified amount)   =   $500.00
  (b)     Deferred sales charge:
          (1) 26.5% of guideline
              premium paid
              [26.5% x $806.11], and                   =   $213.62
          (2) 4.2% of premiums paid in excess
              of guideline premium
              [4.2% x ((4 x $1,000) - $806.11)]        =   $134.14
  (c)     Applicable surrender charge                  =      100%
          [(a)$500.00 + (b)($213.62 + $134.14)]
          x 100%
          Surrender charge = [$847.76]
          x 100%                                       =   $847.76
                                                           =======

o Surrender Charge Example 2: Assume the same facts as in Example 1, including continued premium payments of $1,000 per year, except the owner surrenders the Policy on the 14th Policy anniversary:

  (a)     Deferred issue charge: [100 x $5.00]      =   $500.00
  (b)     Deferred sales charge:
          (1) [26.5% x $806.11], and                =   $213.62
          (2) [4.2% x ((14 x $1,000) - $806.11)]    =   $554.14
  (c)     Applicable surrender charge               =       20%
          [(a)$500.00 + (b)($213.62) + $554.14)]
          x 20%
          Surrender charge = [$1,267.76]
          x 20%                                     =   $253.55
                                                        =======

There will be no surrender charge if the owner waits until the 15th Policy anniversary.

     For Policies issued in the state of Pennsylvania, the following surrender charge percentage table applies.

                Surrender Charge Percentages

                      Issue          Issue         Issue
  Policy Year      Ages 20-69     Ages 70-74     Ages 75-80
---------------   ------------   ------------   ------------
  1                    100%           100%           100%
  2                    100%           100%            96%
  3                    100%           100%            89%
  4                    100%           100%            83%
  5                    100%            95%            77%
  6                    100%            90%            73%
  7                    100%            85%            68%
  8                    100%            80%            65%
  9                     95%            76%            61%
  10                    90%            72%            58%
  11                    80%            68%            55%
  12                    60%            60%            51%
  13                    40%            40%            40%
  14                    20%            20%            20%
  15                     0%             0%             0%

     The surrender charge helps us to recover distribution expenses that we incur in connection with the Policy, including agent sales commissions and printing and advertising costs.

Transfer Charge

     o  We currently allow you to make 12 transfers each year free from charge.
     o  We charge $10 for each additional transfer.
     o For purposes of assessing the transfer charge, all transfers made in one day, regardless of the number of subaccounts affected by the transfer, is considered a single transfer.
     o  We deduct the transfer charge from the amount being transferred.
     o Transfers due to loans, exercise of conversion rights, or from the fixed account do not count as transfers for the purpose of assessing this charge.

     o Transfers under dollar cost averaging and asset rebalancing are transfers for purposes of this charge.
     o  We will not increase this charge.

Cash Withdrawal Charge

     o After the first Policy year, you may take one cash withdrawal per Policy year.
     o When you make a cash withdrawal, we charge a processing fee of $25 or 2% of the amount you withdraw, whichever is less.
     o  We deduct this amount from the withdrawal, and we pay you the balance.
     o  We will not increase this charge.

Taxes

     We currently do not make any deductions for taxes from the separate account. We may do so in the future if such taxes are imposed by federal or state agencies.

Portfolio Expenses


     The portfolios deduct management fees and expenses from the amounts you have invested in the portfolios. These fees and expenses currently range from 0.44% to 1.20%. See the Portfolio Annual Expense Table in this prospectus, and the fund prospectuses.


Group or Sponsored Policies

     We issue a different Policy for group or sponsored arrangements ("Group/Sponsored Policies"). Under Group/Sponsored Policies, a trustee or employer purchases individual policies covering a group of individuals on a group basis (e.g., Section 401 employer-sponsored benefit plans and deferred compensation plans). A sponsored arrangement is where an employer permits a group solicitation of Policies to its employees or an association permits a group solicitation of Policies to its members.

     We have certain criteria to issue Group/Sponsored Policies. Generally, a group or sponsored arrangement must be a specific size and must have been in operation for a number of years. We may reduce certain charges, such as premium expense charges, surrender charge, limits on minimum premium and minimum specified amount, or monthly Policy charge, for these Policies. In some cases, we currently waive the monthly Policy charge and reduce the surrender charge. The amount of the reduction and the criteria for Group/Sponsored Policies will reflect the reduced sales effort resulting from these sales. Groups or sponsored arrangements which have been set up solely to purchase Group/ Sponsored Policies or which have been in existence for less than six months will not qualify. Group/Sponsored Policies may not be available in all states. Group/Sponsored Policies may be subject to special tax rules and consequences and other legal restrictions (see Federal Income Tax Considerations, p. 57).

     Insurance policies where the benefits vary based on gender may not be used to fund certain employer-sponsored benefit plans and fringe benefit programs. Employers should consult tax attorneys before proposing to offer
Group/Sponsored Policies.

Associate Policies

     We offer an Associate Policy to certain employees, field associates, directors and their relatives. An Associate Policy may have reduced or waived premium expense charges, the surrender charge, limits on minimum premium and minimum specified amount, or monthly Policy charge. The Associate Policy is available to:

     o our current and retired directors, officers, full-time employees and registered representatives, and those of our affiliates; current and retired directors, officers, full-time employees and registered representatives of AFSG and any broker-dealer with which they have a sales agreement;
     o any trust, pension, profit-sharing or other employee benefit plan of the foregoing persons or entities;
     o current and retired directors, officers, and full-time employees of the WRL Series Fund, Inc., the IDEX Mutual Funds, and any investment adviser or sub-adviser thereto; and
     o  any family member of the above.


     We may modify or terminate this arrangement. Associate Policies may not be available in all states.

Death Benefit
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Death Benefit Proceeds

     As long as the Policy is in force, we will pay the death benefit proceeds on an individual Policy once we receive satisfactory proof of the surviving insured's death. We may require return of the Policy. We will pay the death benefit proceeds to the primary beneficiary(ies), if living, or to a contingent beneficiary. If each beneficiary dies before the surviving insured and there is no contingent beneficiary, we will pay the death benefit proceeds to the owner or the owner's estate. We will pay the death benefit proceeds in a lump sum or under a payment option. See Payment Options p. 51.

 Death benefit       o  the death benefit (described below); minus
 proceeds equal:     o  any monthly deductions due during the grace period (if
                        applicable); minus
                     o  any outstanding Policy loan amount; plus
                     o  any additional insurance in force provided by rider; plus
                     o  any interest you paid in advance on the loan(s) for the period between the date of death and the next Policy
                        anniversary.

     We may further adjust the amount of the death benefit proceeds if we contest the Policy, or if you misstate either joint insured's age or gender. See Our Right to Contest the Policy 61; and Misstatement of Age or Gender 61.

Effect of Adjustable Term Insurance Rider ("ATIR") on the Death Benefit

     The ATIR provides a death benefit upon the death of the surviving insured that supplements the death benefit under the Base Policy. Upon our receipt of due proof that the surviving insured's death occurred while the ATIR was in force, the amount of the death benefit payable under the ATIR will generally be the lesser of:

     (a) the ATIR target death benefit you selected at the rider's issue and is agreeable to us, as shown on the target death benefit page attached to your Policy; or


     (b) the return of premium(s) you paid on the Policy each year up to an annual maximum, plus interest.

     The death benefit on the ATIR will automatically decrease on a dollar-for-dollar basis when the Base Policy death benefit is increased due to the operation of the "limitation percentage" required by federal tax requirements. It is possible that the amount of the ATIR death benefit may be zero if your Base Policy death benefit increases enough. When determining the ATIR death benefit, no interest is credited on or after the Policy anniversary on which the younger joint insured turns 100.

     For additional information regarding the ATIR, see Supplemental Benefits (Riders), Adjustable Term Insurance Rider p. 67.

Base Policy Death Benefit

     The Policy provides a death benefit. The death benefit is determined at the end of the valuation period in which the surviving insured dies. You must select one of the two death benefit options we offer in your application. No matter which death benefit option you choose, we guarantee that, so long as the Policy does not lapse, the death benefit will never be less than the specified amount on the date of the surviving insured's death.

 Death Benefit           o  the current specified amount; or
 Option A equals the     o  a specified percentage called the "limitation percentage,"
 greater of:                multiplied by
                            o  the cash value on the surviving insured's date of
                               death.

     Under Option A, your death benefit remains level unless the limitation percentage multiplied by the cash value is greater than the specified amount; then the death benefit will vary as the cash value varies.


     The limitation percentage is the minimum percentage of cash value we must pay as the death benefit under federal tax requirements. It is based on the attained age of the younger joint insured at the beginning of each Policy year. If you elect the Death Benefit Extension Rider, the limitation percentage becomes 101% at attained age 100. The following table (without the Death Benefit Extension Rider) indicates the limitation percentages for different ages:

   Attained Age
   of Younger
  Joint Insured                  Limitation Percentage
  40 and under                           250%
    41 to 45     250% of cash value minus 7% for each age over age 40
    46 to 50     215% of cash value minus 6% for each age over age 45
    51 to 55     185% of cash value minus 7% for each age over age 50
    56 to 60     150% of cash value minus 4% for each age over age 55
    61 to 65     130% of cash value minus 2% for each age over age 60
    66 to 70     120% of cash value minus 1% for each age over age 65
    71 to 75     115% of cash value minus 2% for each age over age 70
    76 to 90                             105%
    91 to 95     105% of cash value minus 1% for each age over age 90
  96 and older                           100%

     If the federal tax code requires us to determine the death benefit by reference to these limitation percentages, the Policy is described as "in the corridor." An increase in the cash value will increase our risk, and we will increase the cost of insurance we deduct from the cash value.

     Option A Illustration. Assume that the younger joint insured's attained age is under 40, there have been no withdrawals, and there are no outstanding loans. Under Option A, a Policy with a $250,000 specified amount will generally pay $250,000 in death benefits. However, because the death benefit must be equal to or greater than 250% of cash value, any time the cash value of the Policy exceeds $100,000, the death benefit will exceed the $250,000 specified amount. Each additional dollar added to the cash value above $100,000 will increase the death benefit by $2.50.

     Similarly, so long as the cash value exceeds $100,000, each dollar taken out of the cash value will reduce the death benefit by $2.50. If at any time the cash value multiplied by the limitation percentage is less than the specified amount, the death benefit will equal the specified amount of the Policy reduced by the dollar value of any cash withdrawals.

 Death Benefit           o  the current specified amount; plus
 Option B equals the        o  the cash value on the surviving insured's date of
 greater of:                   death; or
                         o  the limitation percentage, multiplied by
                            o  the cash value on the surviving insured's date of
                               death.

     Under Option B, the death benefit always varies as the cash value varies. The Adjustable Term Insurance Rider is not available with Death Benefit Option B.
     Option B Illustration. Assume that the younger joint insured's attained age is under 40, and there are no outstanding loans. Under Option B, a Policy with a specified amount of $250,000 will generally pay a death benefit of $250,000 plus cash value. Thus, a Policy with a cash value of $50,000 will have a death benefit of $300,000 ($250,000 + $50,000). The death benefit, however, must be at least 250% of cash value. As a result, if the cash value of the Policy exceeds $166,666, the death benefit will be greater than the specified amount plus cash value. Each additional dollar of cash value above $166,666 will increase the death benefit by $2.50.

     Similarly, any time cash value exceeds $166,666, each dollar taken out of cash value will reduce the death benefit by $2.50. If at any time, cash value multiplied by the limitation percentage is less than the specified amount plus the cash value, then the death benefit will be the specified amount plus the cash value of the Policy.

Effects of Cash Withdrawals on the Death Benefit


     If you choose Option A, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. Regardless of the death benefit option you choose, a cash withdrawal will reduce the death benefit by at least the amount of the withdrawal. If you have the Adjustable Term Insurance Rider on your Policy, the cash withdrawal will cause any future scheduled increases in the maximum target death benefit to be discontinued.


Choosing Death Benefit Options

     You must choose one death benefit option on your application. This is an important decision. The death benefit option you choose will have an impact on the dollar value of the death benefit, on your cash value and on the amount of cost of insurance charges you pay.

     You may find Option A more suitable for you if your goal is to increase your cash value through positive investment experience. You may find Option B more suitable if your goal is to increase your total death benefit.

Changing the Death Benefit Option

     After the third Policy year, you may change your death benefit option once each Policy year.

     o  You must make your request in writing.
     o The effective date of the change will be the Monthiversary on or following the date when we receive your request for a change at our office.
     o You may not make a change that would decrease the specified amount below the minimum specified amount stated in your Policy.
     o There may be adverse federal tax consequences. You should consult a tax advisor before changing your Policy's death benefit option.

     If you change your death benefit option from Option B to Option A, we will make the specified amount after the change equal to the specified amount prior to the change, plus your Policy's cash value on the effective date of the change. If you change your death benefit option from Option A to Option B, we will make the specified amount after the change equal to the specified amount prior to the change, minus the cash value on the effective date of the change. We will notify you of the new specified amount. A change from Option A to Option B will cause an Adjustable Term Insurance Rider to terminate.

Decreasing the Specified Amount

     After the Policy has been in force for three years, you may decrease the specified amount once each Policy year. A decrease in the specified amount may affect your cost of insurance charge and may have adverse federal tax consequences. If you have the Adjustable Term Insurance Rider on your Policy, a decrease in the specified amount will cause any future scheduled increases in the maximum target death benefit to be discontinued. You should consult a tax advisor before decreasing your Policy's specified amount.

 Conditions for               o  you must make your request in writing;
 decreasing the specified     o  you may not change your death benefit option in the same
 amount:                         Policy year that you decrease your specified amount;
                              o  you may not decrease your specified amount lower than
                                 the minimum specified amount stated in your Policy;
                              o  you may not decrease your specified amount if it would
                                 disqualify your Policy as life insurance under the Internal
                                 Revenue Code;
                              o  we may limit the amount of the decrease to no more than
                                 20% of the specified amount; and
                              o  a decrease in specified amount will take effect on the
                                 Monthiversary on or after we receive your written request.

No Increases in the Specified Amount

     We do not allow increases in the specified amount. If you want additional insurance, you may purchase a term rider or purchase an additional policy(ies) naming the same owner and insured. We may waive the Policy charge at issue on these additional policies.

Payment Options

     There are several ways of receiving proceeds under the death benefit and surrender provisions of the Policy, other than in a lump sum. See Settlement Options p. 63 for information concerning these settlement options.

Surrenders and Cash Withdrawals
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Surrenders

     You may make a written request to surrender your Policy for its net surrender value as calculated at the end of the valuation date on which we receive your request at our office. The surviving insured must be alive, the Policy must be in force, and it must be before the maturity date when you make your written request. A surrender is effective as of the date when we receive your written request. The signature of the owner's spouse is required if the owner is a resident of: Arizona, California, Idaho, Nevada, New Mexico, Washington or Wisconsin. You will incur a surrender charge if you surrender the Policy during the first 15 Policy years (see Charges and Deductions -- Surrender Charge p. 42). Once you surrender your Policy, all coverage and other benefits under it cease and cannot be reinstated. We will normally pay you the net surrender value in a lump sum within seven days or under a settlement option. A surrender may have tax consequences. See Federal Income Tax Considerations p. 57.

Cash Withdrawals

     After the first Policy year, you may request a cash withdrawal of a portion of your cash value subject to certain conditions.

 Cash            o  You must make your cash withdrawal request to us in
 withdrawal         writing.
 conditions:     o  Signature of owner's spouse is required if owner is a
                    resident of: Arizona, California, Idaho, Nevada, New
                    Mexico, Washington or Wisconsin.
                 o  We only allow one cash withdrawal per Policy year.
                 o  We may limit the amount you can withdraw to at least
                    $500, and to no more than 10% of the net surrender value.
                 o  You may not take a cash withdrawal if it will reduce the specified amount below the minimum specified amount set
                    forth in the Policy.
                 o  You may specify the subaccount(s) and the fixed account from which to make the withdrawal. If you do not specify
                    an account, we will take the withdrawal from each account
                    in accordance with your current premium allocation
                    instructions.
                 o  We generally will pay a cash withdrawal request within
                    seven days following the valuation date we receive the
                    request.
                 o  We will deduct a processing fee equal to $25 or 2% of the amount you withdraw, whichever is less. We deduct this
                    amount from the withdrawal, and we pay you the balance.
                 o  You may not take a cash withdrawal that would disqualify your Policy as life insurance under the Internal Revenue
                    Code.
                 o  A cash withdrawal may have tax consequences (see
                    Federal Income Tax Considerations p. 57).


     A cash withdrawal will reduce the cash value by the amount of the cash withdrawal, and will reduce the death benefit by at least the amount of the cash withdrawal. When death benefit Option A is in effect, a cash withdrawal will reduce the specified amount by an amount equal to the amount of the cash withdrawal. If you have the Adjustable Term

Insurance Rider on your Policy, the cash withdrawal will cause any future scheduled increases in the maximum target death benefit to be discontinued.

Loans
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
General

     After the first Policy year (as long as the Policy is in force) you may borrow money from us using the Policy as the only security for the loan. We may permit a loan prior to the first anniversary for Policies issued pursuant to 1035 Exchanges. A loan that is taken from, or secured by, a Policy may have tax consequences. See Federal Income Tax Considerations p. 57.

 Policy loans are       o  we may require you to borrow at least $500;
 subject to certain     o  the maximum amount you may borrow is 90% of the cash
 conditions:               value, less any surrender charge and any outstanding loan
                           amount; and
                        o  signature of owner's spouse is required if owner is a
                           resident of: Arizona, California, Idaho, Nevada, New
                           Mexico, Washington or Wisconsin.

     When you take a loan, we will withdraw an amount equal to the requested loan plus interest in advance until the next Policy anniversary from each of the subaccounts and the fixed account based on your current premium allocation instructions (unless you specify otherwise). We will transfer that amount to the loan reserve. The loan reserve is the portion of the fixed account used as collateral for a Policy loan.

     We normally pay the amount of the loan within seven days after we receive a proper loan request. We may postpone payment of loans under certain conditions. See Payments We Make p. 63.

     You may request a loan by telephone by calling us at 1-800-851-9777. If the loan amount you request exceeds $50,000 or if the address of record has been changed within the past 10 days, we may reject your request. If you do not want the ability to request a loan by telephone, you should notify us in writing. You will be required to provide certain information for identification purposes when you request a loan by telephone. We may ask you to provide us with written confirmation of your request. We will not be liable for processing a loan request if we believe the request is genuine.

     You may also fax your loan request to us at 727-299-1667. We will not be responsible for any transmittal problems when you fax your request unless you report it to us within five business days and send us proof of your fax transmittal.

     You can repay a loan at any time while the Policy is in force. We will consider any payments you make on the Policy to be premium payments unless the payments are clearly specified as loan repayments.

     At each Policy anniversary, we will compare the amount of the outstanding loan to the amount in the loan reserve. We will also make this comparison any time you repay all or part of the loan, or make a request to borrow an additional amount. At each such time, if the amount of the outstanding loan exceeds the amount in the loan reserve, we will withdraw the difference from the subaccounts and the fixed account and transfer it to the loan reserve, in the same manner as when a loan is made. If the amount in the loan reserve exceeds the amount of the outstanding loan, we will withdraw the difference from the loan reserve and transfer it to the subaccounts and the fixed account in the same manner as current premiums are allocated. No charge will be imposed for these transfers, and these transfers are not treated as transfers in calculating the transfer charge. We reserve the right to require a transfer to the fixed account if the loans were originally transferred from the fixed account. If you have the Adjustable Term Insurance Rider on your Policy, taking a loan will cause any future scheduled increases in the maximum target death benefit to be discontinued.

Interest Rate Charged

     We will charge you an annual interest rate on a Policy loan that is equal to 5.2% and is payable annually in advance. Loan interest that is unpaid when due will be added to the amount of the loan on each Policy anniversary and will bear interest at the same rate.

Loan Reserve Interest Rate Credited

     We will credit the amount in the loan reserve with interest at an effective annual rate of at least 4.0%. We may credit a higher rate, but we are not obligated to do so.

     o We currently credit interest at an effective annual rate of 4.75% on amounts you borrow during the first ten Policy years.
     o After the tenth Policy year, on all amounts that you have borrowed, we currently credit interest to part of the cash value in excess of the premiums paid less withdrawals at an interest rate equal to the interest rate we charge on the total loan. The remaining portion, equal to the cost basis, is currently credited 4.75%.

Effect of Policy Loans

     A Policy loan reduces the death benefit proceeds and net surrender value by the amount of any outstanding loan. Repaying the loan causes the death benefit proceeds and net surrender value to increase by the amount of the repayment. As long as a loan is outstanding, we hold an amount equal to the loan plus interest charged in advance until the next Policy anniversary in the loan reserve. This amount is not affected by the separate account's investment performance and may not be credited with the interest rates accruing on the fixed account. Amounts transferred from the separate account to the loan reserve will affect the value in the separate account because we credit such amounts with an interest rate declared by us rather than a rate of return reflecting the investment results of the separate account.

     There are risks involved in taking a Policy loan, a few of which include the potential for a Policy to lapse if projected earnings, taking into account outstanding loans, are not achieved. A Policy loan may also have possible adverse tax consequences (see Federal Income Tax Considerations p. 57). You should consult a tax advisor before taking out a Policy loan.

     We will notify you (and any assignee of record) if the sum of your loans plus any interest you owe on the loans is more than the net surrender value. If you do not submit a sufficient payment within 61 days from the date of the notice, your Policy may lapse.

Policy Lapse and Reinstatement
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Lapse

     Your Policy may not necessarily lapse (terminate without value) if you fail to make a planned periodic payment. However, even if you make all your planned periodic payments, there is no guarantee that your Policy will not lapse. This Policy provides a no lapse period. See below. Once your no lapse period ends, your Policy may lapse (terminate without value) if the net surrender value on any Monthiversary is less than the monthly deductions due on that day. Such lapse might occur if unfavorable investment experience, loans and cash withdrawals cause a decrease in the net surrender value, or you have not paid sufficient premiums as discussed below to offset the monthly deductions.

     If the net surrender value is not enough to pay the monthly deductions, we will mail a notice to your last known address and any assignee of record. The notice will specify the minimum payment you must pay and the final date by which we must receive the payment to prevent a lapse. We generally require that you make the payment within 61 days after the date of the notice. This 61-day period is called the grace period. If we do not receive the specified minimum payment by the end of the grace period, all coverage under the Policy will terminate without value.

No Lapse Period

     This Policy provides a no lapse period. As long as you keep the no lapse period in effect, your Policy will not lapse and no grace period will begin. Even if your net surrender value is not enough to pay your monthly deduction, the Policy will not lapse so long as the no lapse period is in effect. The no lapse period will not extend beyond the no lapse date you selected on the application. Each month we determine whether the no lapse period is still in effect.

 No lapse period     This period is selected by you on the Policy application and may be either:
                     o  Option 1 -- the target premium attained age 65 or five
                        Policy years, whichever is later; or
                     o  Option 2 -- the target premium attained age 75 or ten
                        Policy years, whichever is later.
                     The target premium attained age is:
                     o  the target premium age, plus
                     o  the number of completed Policy years.
                     The target premium age equals:
                     o  the average of the joint insureds' issue ages, rounded
                        down, but no more than
                        o  the younger joint insured's age, plus
                        o  ten years.

 No lapse date     This date is either:
                   o  the later of target premium attained age 65 or five Policy years; or
                   o  the later of target premium attained age 75 or ten Policy years.
                   You select the no lapse date on the Policy application.

 Early termination of the     o  The no lapse period coverage will end immediately if you
 no lapse period                 do not pay sufficient premiums.
                              o  You must pay total premiums (minus withdrawals and
                                 outstanding loans) that equal at least:
                                 o  the sum of the minimum monthly guarantee
                                    premium in effect for each month from the Policy
                                    date up to and including the current month.

     Your minimum monthly guarantee premium amount will vary depending on whether you have chosen Option 1 or 2. Neither option may exceed target premium age 85.

     You will lessen the risk of Policy lapse if you keep the no lapse period in effect. Before you take a cash withdrawal or a loan, you should consider carefully the effect it will have on the no lapse period guarantee. See Minimum Monthly Guarantee Premium p. 30.

Reinstatement

     We will reinstate a lapsed Policy if within five years after the lapse (and prior to the maturity date). To reinstate the Policy you must:

     o  submit a written application for reinstatement;
     o  provide evidence of insurability satisfactory to us;
     o make a minimum premium payment sufficient to provide a net premium that is large enough to cover:
        o  three monthly deductions; and

        o any surrender charge calculated from the Policy date to the date of reinstatement. (Although we do not currently assess this charge, we reserve the right to do so in the future.)

We will not reinstate any indebtedness. The cash value of the loan reserve on the reinstatement date will be zero. Your net surrender value on the reinstatement date will equal the net premiums you pay at reinstatement, minus one monthly deduction and any surrender charge. The reinstatement date for your Policy will be the Monthiversary on or following the day we approve your application for reinstatement. We may decline a request for reinstatement.

Federal Income Tax Considerations
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     The following summarizes some of the basic federal income tax considerations associated with a Policy and does not purport to be complete or to cover all situations. This discussion is not intended as tax advice. Please consult counsel or other qualified tax advisors for more complete information. We base this discussion on our understanding of the present federal income tax laws as they are currently interpreted by the Internal Revenue Service (the "IRS"). Federal income tax laws and the current interpretations by the IRS may change.

Tax Status of the Policy


     A Policy must satisfy certain requirements set forth in the Internal Revenue Code (the "Code") in order to qualify as a life insurance policy for federal income tax purposes and to receive the tax treatment normally accorded life insurance policies under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that it is reasonable to conclude that a Policy should generally satisfy the applicable Code requirements. If it is subsequently determined that a Policy does not satisfy the applicable requirements, we may take appropriate steps to bring the Policy into compliance with such requirements and we reserve the right to restrict Policy transactions in order to do so.


     In certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the assets of the separate account supporting their policies due to their ability to exercise investment control over those assets. Where this is the case, the policyowners have been currently taxed on income and gains attributable to the separate account assets. There is little guidance in this area, and some features of the Policies, such as your flexibility to allocate premiums and cash values, have not been explicitly addressed in published rulings. While we believe that the Policy does not give you investment control over separate account assets, we reserve the right to modify the Policy as necessary to prevent you from being treated as the owner of the separate account assets supporting the Policy.

     In addition, the Code requires that the investments of the separate account be "adequately diversified" in order to treat the Policy as a life insurance policy for federal income tax purposes. We intend that the separate account, through the portfolios, will satisfy these diversification requirements.

     The following discussion assumes that the Policy will qualify as a life insurance policy for federal income tax purposes.

Tax Treatment of Policy Benefits

     In General. We believe that the death benefit under a Policy should be excludible from the beneficiary's gross income. Federal, state and local transfer, and other tax consequences of ownership or receipt of Policy proceeds depend on your circumstances and the beneficiary's circumstances. A tax advisor should be consulted on these consequences.

     Generally, you will not be deemed to be in constructive receipt of the cash value until there is a distribution. When distributions from a Policy occur, or when loans are taken out from or secured by a Policy (e.g., by assignment), the tax consequences depend on whether the Policy is classified as a "Modified Endowment Contract" ("MEC").

     Death Benefit Extension Rider. Under the Death Benefit Extension Rider, you may continue your Policy after the younger joint insured attains age 100 (or would have attained age 100 if the older insured is still alive at such time). The tax consequences associated with continuing your Policy after attained age 100 of the younger joint insured are uncertain and a tax advisor should be consulted about these consequences.


     Modified Endowment Contracts. Under the Code, certain life insurance policies are classified as MECs and receive less favorable tax treatment than other life insurance policies. The rules are too complex to summarize here, but generally depend on the amount of premiums paid during the first seven Policy years. Certain changes in the Policy after it is issued could also cause the Policy to be classified as a MEC. Due to the Policy's flexibility, each Policy's circumstances will determine whether the Policy is classified as a MEC. Among other things, a reduction in benefits at any time could cause a Policy to become a MEC. If you do not want your Policy to be classified as a MEC, you should consult a tax advisor to determine the circumstances, if any, under which your Policy would or would not be classified as a MEC.


     Upon issue of your Policy, we will notify you as to whether or not your Policy is classified as a MEC based on the initial premium we receive. If your Policy is not a MEC at issue, then you will also be notified of the maximum amount of additional premiums you can pay without causing your Policy to be classified as a MEC. If a payment would cause your Policy to become a MEC, you and your agent will be notified. At that time, you will need to notify us if you want to continue your Policy as a MEC.

     Distributions (other than Death Benefits) from Modified Endowment Contracts. Policies classified as MECs are subject to the following tax rules:

     o All distributions other than death benefits from a MEC, including distributions upon surrender and cash withdrawals, will be treated first as distributions of gain taxable as ordinary income. They will be treated as tax-free recovery of the owner's investment in the Policy only after all gain has been distributed. Your investment in the Policy is generally your total premium payments. When a distribution is taken from the Policy, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

Loans taken from or secured by (e.g., by assignment) such a Policy are treated as distributions and taxed accordingly.

     o A 10% additional federal income tax is imposed on the amount included in income except where the distribution or loan is made when you have attained age 59 1/2 or are disabled, or where the distribution is part of a series of substantially equal periodic payments for your life
        (or life expectancy) or the joint lives (or joint life expectancies) of you and the beneficiary.

     o If a Policy becomes a MEC, distributions that occur during the Policy year will be taxed as distributions from a MEC. In addition, distributions from a Policy within two years before it becomes a MEC will be taxed in this manner. This means that a distribution from a Policy that is not a MEC at the time when the distribution is made could later become taxable as a distribution from a MEC.

     Distributions (other than Death Benefits) from Policies that are not Modified Endowment Contracts. Distributions from a Policy that is not a MEC are generally treated first as a recovery of your investment in the Policy, and as taxable income after the recovery of all investment in the Policy. However, certain distributions which must be made in order to enable the Policy to continue to qualify as a life insurance policy for federal income tax purposes if Policy benefits are reduced during the first 15 Policy years may be treated in whole or in part as ordinary income subject to tax.


     Tax consequences of loans from or secured by a Policy that is not a MEC are uncertain and a tax advisor should be consulted about such loans.


     Finally, neither distributions from nor loans from or secured by a Policy that is not a MEC are subject to the 10% additional tax.

     Multiple Policies. All MECs that we issue (or that our affiliates issue) to the same owner during any calendar year are treated as one MEC for purposes of determining the amount includible in the owner's income when a taxable distribution occurs.

     Investment in the Policy. Your investment in the Policy is generally the sum of the premium payments you made. When a distribution from the Policy occurs, your investment in the Policy is reduced by the amount of the distribution that is tax-free.

     Policy Loans. If a loan from a Policy is outstanding when the Policy is canceled or lapses, then the amount of the outstanding indebtedness will be taxed as if it were a distribution.

     Deductibility of Policy Loan Interest. In general, interest you pay on a loan from a Policy will not be deductible. Before taking out a Policy loan, you should consult a tax advisor as to the tax consequences.

     Business Uses of the Policy. The Policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans and others. The tax consequences of such plans and business uses of the Policy may vary depending on the particular facts and circumstances of each individual arrangement and business uses of the Policy. Therefore, if you are contemplating using the Policy in any arrangement the value of which depends in part on its tax consequences, you should be sure to consult a tax advisor as to tax attributes of the arrangement. In recent years, moreover, Congress has adopted new rules relating to life insurance owned by businesses. Any business contemplating the purchase of a new Policy or a change in an existing Policy should consult a tax advisor.

     Tax Treatment of Policy Split. The Policy Split Option permits you to split the Policy into two new individual life insurance contracts upon the occurrence of a divorce of the joint insureds, certain changes in federal estate tax law, or a dissolution of a business partnership of which the joint insureds were partners. (See Policy Split Option p. 28.) A policy split could have adverse tax consequences. For example, it is not clear whether a policy split will be treated as a nontaxable exchange under Sections 1031 through 1043 of the Code. If a policy split is not treated as a nontaxable exchange, a split could result in the recognition of taxable income in an amount up to any gain in the Policy at the time of the split. It is also not clear whether the individual policies that result from a policy split would in all circumstances be treated as life insurance contracts for federal income tax purposes and, if so treated, whether the individual policies would be classified as MECs. Before you exercise your rights under the Policy Split Option, you should consult a competent tax advisor regarding the possible consequences of a policy split.

     Terminal Illness Accelerated Death Benefit Rider. We believe that the single-sum payment we make under this rider should be fully excludible from the gross income of the beneficiary, as long as the beneficiary is an insured under the Policy. You should consult a tax advisor about the consequences of adding this rider to your Policy, or requesting a single-sum payment.


     Possible Tax Law Changes. Although the likelihood of legislative changes is uncertain, there is always a possibility that the tax treatment of the Policies could change by legislation or otherwise. You should consult a tax advisor with respect to legal developments and their effect on the Policy.

Other Policy Information
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Our Right to Contest the Policy

     In issuing this Policy, we rely on all statements made by or for the joint insureds in the application or in a supplemental application. Therefore, if you make any material misrepresentation of a fact in the application (or any supplemental application), then we may contest the Policy's validity or may resist a claim under the Policy.

     In the absence of fraud, we cannot bring any legal action to contest the validity of the Policy after the Policy has been in force, while both joint insureds are still alive, for two years from the Policy date, or if reinstated, for two years from the date of reinstatement. At the end of the second Policy year, we will send you a notice asking you whether either joint insured has died. We can still contest the Policy's validity even if you do not notify us that a joint insured has died and even if the Policy is still in force.

Split Dollar Arrangements

     You may enter into a split dollar arrangement with another owner or another person(s) whereby the payment of premiums and the right to receive the benefits under the Policy (i.e., cash surrender value or insurance proceeds) are split between the parties. There are different ways of allocating these rights.

     For example, an employer and employee might agree that under a Policy on the life of the employee, the employer will pay the premiums and will have the right to receive the cash surrender value. The employee may designate the beneficiary to receive any insurance proceeds in excess of the cash surrender value. If the employee dies while such an arrangement is in effect, the employer would receive from the insurance proceeds the amount that he would have been entitled to receive upon surrender of the policy and the employee's beneficiary would receive the balance of the proceeds.

     No transfer of Policy rights pursuant to a split dollar arrangement will be binding on us unless in writing and received by us at our administrative office. Split dollar arrangements may have tax consequences. You should consult a tax advisor before entering into a split dollar arrangement.

Suicide Exclusion

     If either joint insured commits suicide, while sane or insane, within two years of the Policy date (or two years from the reinstatement date; if the Policy lapses and is reinstated), the Policy will terminate and our liability is limited to an amount equal to the premiums paid within such two year period, less any outstanding loans, and less any cash withdrawals. We will pay this amount to the beneficiary in one sum. If the Policy lapsed, we will measure the suicide period from the reinstatement date.

Misstatement of Age or Gender

     If the age or gender of either joint insured was stated incorrectly in the application or any supplemental application, then the death benefit will be adjusted based on what the cost of insurance charge for the most recent monthly deduction would have purchased based on the joint insured's correct age and gender.

Modifying the Policy

     Only our President or Secretary may modify this Policy or waive any of our rights or requirements under this Policy. Any modification or waiver must be in writing. No agent may bind us by making any promise not contained in this Policy.

     If we modify the Policy, we will provide you notice and we will make appropriate endorsements to the Policy.

Benefits at Maturity

     If either joint insured is living, the Policy is in force, and you have not purchased the Death Benefit Extension Rider to extend your coverage, the Policy will mature on the Policy anniversary nearest the younger joint insured's 100th birthday. This is the maturity date. On the maturity date we will pay you the net surrender value of your Policy.

     If your Policy was issued before May 1, 2000, we may extend the maturity date if your Policy is still in force on the maturity date and there are no adverse tax consequences in doing so. You must submit a written request for the extension between 90 and 180 days prior to the maturity date. We must agree to the extension.


     If your Policy was issued after May 1, 2000, we will extend the maturity date if your Policy is still in force on the maturity date. Any riders in force on the scheduled maturity date (other than the Adjustable Term Insurance Rider and Death Benefit Extension Rider) will terminate on that date and will not be extended. Interest on any outstanding Policy loans will continue to accrue during the period for which the maturity date is extended. You must submit a written request for the extension between 90 and 180 days prior to the maturity date and elect one of the following:


     1. If you had previously selected death benefit Option B, we will change the death benefit to Option A. On each valuation date, we will adjust the specified amount to equal the cash value, and the limitation percentage will be 100%. We will not permit you to make additional premium payments unless it is required to prevent the Policy from lapsing. We will waive all future monthly deductions; or


     2. We will automatically extend the maturity date until the next Policy anniversary. You must submit a written request, between 90 and 180 days before each subsequent Policy anniversary, stating that you wish to extend the maturity date for another Policy year. All benefits and charges will continue as set forth in your Policy. We will adjust the annual cost of insurance rates using the then current cost of insurance rates.

     If you choose 2 above, you may change your election to 1 above at any time. However, if you choose 1 above, then you may not change your election to 2 above.

     The tax consequences of extending the maturity date beyond the younger joint insured's 100th birthday are uncertain. You should consult a tax advisor as to those consequences.

     You will have additional flexibility at age 100 of the younger joint insured if you purchase the Death Benefit Extension Rider. See p. 68.

Payments We Make

     We usually pay the amounts of any surrender, cash withdrawal, death benefit proceeds, or settlement options within seven business days after we receive all applicable written notices and/or due proofs of death at our office. However, we can postpone such payments if:

     o the NYSE is closed, other than customary weekend and holiday closing, or trading on the NYSE is restricted as determined by the SEC; or
     o the SEC permits, by an order, the postponement for the protection of policyowners; or
     o the SEC determines that an emergency exists that would make the disposal of securities held in the separate account or the determination of their value not reasonably practicable.

     If you have submitted a recent check or draft, we have the right to defer payment of surrenders, cash withdrawals, death benefit proceeds, or payments under a settlement option until such check or draft has been honored. We also reserve the right to defer payment of transfers, cash withdrawals, death benefit proceeds, or surrenders from the fixed account for up to six months.

Settlement Options

     If you surrender the Policy, you may elect to receive the net surrender value in either a lump sum or as a series of regular income payments under one of the three settlement options described below. In either event, life insurance coverage ends. Also, when the surviving insured dies, the beneficiary may apply the lump sum death benefit proceeds to one of the same settlement options. If the regular payment under a settlement option would be less than $20, we will instead pay the proceeds in one lump sum. We may make other settlement options available in the future.

     Once we begin making payments under a settlement option, you or the beneficiary will no longer have any value in the subaccounts or the fixed account. Instead, the only entitlement will be the amount of the regular payment for the period selected under the terms of the settlement option chosen. Depending upon the circumstances, the effective date of a settlement option is the surrender date or the surviving insured's date of death.

     Under any settlement option, the dollar amount of each payment will depend on four things:

     o the amount of the surrender or death benefit proceeds on the surrender date or surviving insured's date of death;

     o the interest rate we credit on those amounts (we guarantee a minimum annual interest rate of 3%);
     o  the mortality tables we use; and
     o  the specific payment option(s) you choose.

 Option 1 - Equal         o  We will pay the proceeds, plus interest, in equal monthly
 Monthly Installments        installments for a fixed period of your choice, but not
 for a Fixed Period          longer than 240 months.
                          o  We will stop making payments once we have made all the
                             payments for the period selected.

 Option 2 - Equal           At your or the beneficiary's direction, we will make equal
 Monthly Installments       monthly installments:
 for Life (Life Income)        o  only for the life of the payee, at the end of which
                                  payments will end; or
                               o  for the longer of the payee's life, or for 10 years if
                                  the payee dies before the end of the first 10 years of
                                  payments; or
                               o  until the total amount of all payments we have made
                                  equals the proceeds that were applied to the
                                  settlement option.

 Option 3 - Equal              o  We will make equal monthly payments during the joint
 Monthly Installments for         lifetime of two persons, first to a chosen payee, and then
 the Life of the Payee and        to a co-payee, if living, upon the death of the payee.
 then to a Designated          o  Payments to the co-payee, if living, upon the payee's death
 Survivor (Joint and              will equal the full amount made to the payee before the
 Survivor)                        payee's death.

Reports to Owners

     At least once each year, or more often as required by law, we will mail to policyowners at their last known address a report showing the following information as of the end of the report period:

-     the current cash value                -     any activity since the last report
-     the current net surrender value       -     projected values
-     the current death benefit             -     investment experience of each subaccount
-     any outstanding loans                 -     any other information required by law

     You may request additional copies of reports, but we may charge a fee for such additional copies. In addition, we will send written confirmations of any premium payments and other financial transactions you request. We also will send copies of the annual and semi-annual report to shareholders for each portfolio in which you are indirectly invested.

Records


     We will maintain all records relating to the separate account and the fixed account.


Policy Termination

     Your Policy will terminate on the earliest of:

  o     the maturity date;                       o     the end of the grace period; or
  o     the date the surviving insured dies;     o     the date the Policy is surrendered.

Supplemental Benefits (Riders)
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     The following supplemental benefits (riders) are available and may be added to a Policy. Monthly charges for these riders are deducted from cash value as part of the monthly deduction. The riders available with the Policies provide fixed benefits that do not vary with the investment experience of the separate account. For purposes of the riders, the face amount is the level term insurance amount we pay at death. These riders may not be available in all states.

Joint Insured Term Rider


     This rider provides additional life insurance on the lives of both joint insureds. We will pay the rider's face amount when we receive proof that both joint insureds died while the rider was in force. The cost of insurance rates for this rider increase each year. For Policies with a specified amount of $1,000,000 or more, we generally charge a lower rate. This lower rate may not apply to Policies issued prior to January 1, 2001. This rider terminates on the younger joint insured's 95th birthday.


Individual Insured Rider

     This rider provides additional life insurance on the life of either joint insured. We will pay the rider's face amount when we receive proof of the insured's death. On any Monthiversary while the rider is in force, you may replace it with a new Policy on the insured's life (without evidence of insurability). This rider terminates on the insured's 95th birthday.

 Conditions to     o  your request must be in writing;
 replace the       o  the rider has not reached the anniversary nearest to the
 rider:               insured's 70th birthday;
                   o  the new policy is any permanent insurance policy that we currently offer;
                   o  subject to the minimum specified amount requirements for the new policy, the amount of the insurance under the new
                      policy will equal the face amount in force under the rider as long as it meets the minimum face amount requirements
                      of the original Policy; and
                   o  we will base your premium on the insured's rate class
                      under the rider.

Wealth Protector Rider

     This rider provides additional life insurance on the lives of both joint insureds. This rider can only be added at issue of your Policy. We will pay the rider's face amount when we receive proof that both joint insureds died while the rider was in force. This rider has no conversion or exchange privilege. The rider will terminate on the earliest of:

     o  the date the Policy terminates;
     o  the fourth Policy anniversary; or
     o the Monthiversary after we receive your written request to terminate the rider.

The cost of insurance rates do not increase while this rider is in force.

Terminal Illness Accelerated Death Benefit Rider

     This rider allows us to pay all or a portion of the death benefit once we receive satisfactory proof that the surviving insured is ill and has a life expectancy of one year or less. A doctor must certify the insured's life expectancy.

     We will pay a "single-sum benefit" equal to:

     o the death benefit on the date we pay the single-sum benefit; multiplied by
     o the election percentage of the death benefit you elect to receive; divided by
     o 1 + i ("i" equals the current yield on 90-day Treasury bills or the Policy loan interest rate, whichever is greater); minus
     o any indebtedness at the time we pay the single-sum benefit, multiplied by the election percentage.

     The maximum terminal illness death benefit we will pay is equal to:

     o the death benefit available under the Policy at the surviving insured's death; plus
     o the benefit available under any joint insured Term Rider or Wealth Protector Rider in force.

     o  a single-sum benefit may not be greater than $500,000.

     The election percentage is a percentage that you select. It may not be greater than 100% of your Policy's death benefit under the rider.

     We will not pay a benefit under the rider if the surviving insured's terminal condition results from self-inflicted injuries which occur during the period specified in your Policy's suicide provision.

     The rider terminates at the earliest of:

     o  the date the Policy terminates;
     o  the date a settlement option takes effect;
     o  the date we pay a single-sum benefit; or
     o  the date you terminate the rider.

     We do not charge for this rider. This rider may not be available in all states, or its terms may vary depending on a state's insurance law requirements.

Adjustable Term Insurance Rider ("ATIR")


     The ATIR provides a death benefit upon the death of the surviving insured that is in addition to the death benefit under the Base Policy. This rider can only be added at issue of your Policy and for issue ages 18 through 85 provided the younger joint insured age is no greater than 80, and the sum of the joint insureds' age in not more than 160 years. The amount of the death benefit payable under the rider adjusts over time, subject to the terms of the rider and the Policy. This rider is not available in all states and currently may not be available through all distribution channels.


     We require an initial minimum ATIR target death benefit of $4,000.

     We cap the ATIR death benefit at four (4) times the total of the Base Policy's specified amount and the amount of the Joint Insured Term Rider coverage. In other words, if the Base Policy's specified amount is $1,000,000 and your Joint Insured Term Rider face amount is $500,000, the maximum ATIR death benefit will be $6,000,000. Underwriting may place further limitations on the maximum ATIR death benefit.

 ATIR Death Benefit     Upon our receipt of due proof that the surviving insured's death occurred while the ATIR was in force, the amount of the death benefit payable under the ATIR will generally be the lesser of:
                        o  the ATIR target death benefit you selected at the rider's issue, as shown on the target death benefit page attached
                           to your Policy; or
                        o  the return of premium(s) you paid on the Policy up to an annual maximum, plus interest.

     The death benefit on the ATIR will automatically decrease on a dollar-for-dollar basis when the Base Policy death benefit is increased due to the operation of the "limitation percentage" required by federal tax requirements. It is possible that the amount of the ATIR death benefit may be zero if your Base Policy death benefit increases enough.


     Even when the ATIR death benefit is reduced to zero by virtue of the operation of the "limitation percentage," your rider remains in effect until you remove it from your Policy. If later the Base Policy death benefit drops, the ATIR coverage reappears.


     At the younger joint insured's age 95, when the JIR terminates, the face amount of coverage under that rider may be added to coverage under the ATIR and the ATIR charge will apply to the transferred coverage.


 ATIR charge     The ATIR charge is a cost of insurance charge that is calculated by multiplying the monthly cost of insurance rate for the ATIR by the ATIR death benefit in effect on each Monthiversary. The cost of insurance rates for the ATIR are based on both insureds'
                 issue age, gender, rate class, and length of time that the rider has been in force. We deduct the charge from each subaccount and the fixed account in accordance with your current premium
                 allocation instructions.

     The total charges you pay may be less if you have greater coverage under an ATIR rather than under the Base Policy and the JIR. The monthly guaranteed maximum costs of insurance rates for this rider are in your Policy.

     This rider is not available if you have chosen:
        o   Death Benefit Option B.

     The rider does not contribute to the Policy's cash value or cash surrender value. It cannot be used for a Policy loan. We do not assess any additional surrender charge for the ATIR.

     The rider will terminate on the earliest of:
        o  the date the Policy terminates;
        o the effective date of any change in the Death Benefit Option type under the Policy;
        o the Monthiversary when the rider terminates at the owner's written request; or
        o the anniversary nearest the maturity date if maturity is elected under the Base Policy or if you elect to continue coverage after maturity with the Base Policy death benefit equal to the cash value (Option 1 under Benefits at Maturity on page 59). At attained age 100 of the younger joint insured, if the Death Benefit Extension Rider is on the Policy, any death benefit associated with the ATIR will become part of the Base Policy's specified amount.

Death Benefit Extension Rider

     This rider will extend the life insurance coverage past the younger joint insured's attained age 100 with no administrative or cost of insurance charges at or after the younger joint insured's attained age 100. Only the then current mortality and risk charge associated with the Base Policy will apply. This rider can be elected at issue or, if then available, at any time prior to the younger joint insured's attained age 81. This rider is not available in all states and currently may not be available through all distribution channels.

     With this rider on your Policy, life insurance coverage automatically extends on the maturity date (the date the younger joint insured attains age 100 or would have attained age 100 if the older insured is still alive at such time) set forth in your Policy. At the younger joint insured's attained age 100, we will discontinue taking monthly deductions for cost of insurance and administrative charges.



 Death Benefit Extension     o  The rider is pre-funded. The charge is deducted from your
 Rider charge                   Policy's cash value each month from the date the rider is
                                issued until the younger joint insured's attained age 100;
                             o  The charge is added to the cost of insurance charges
                                deducted each month for the Base Policy, any ATIR and
                                any Joint Insured Term Rider; and
                             o  The charge is based on age when the rider is issued.
                             o  These charges may extend over a long period of time
                                and may be significant. You should examine these
                                charges carefully before you purchase this rider.



 Conditions on and after      o  All riders will terminate and the death benefit under the
 age 100 of younger joint        ATIR will be added to the Base Policy's specfied amount.
 insured                      o  No future premium payments will be accepted without our consent unless required to prevent lapse of the Policy.
                                 Additional loan payments may be necessary to keep the
                                 Policy in force.
                              o  Loan interest will continue to accumulate on any outstand-
                                 ing Policy loans.
                              o  The death benefit may not be increased or decreased.

IMSA
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

     We are a member of the Insurance Marketplace Standards Association ("IMSA"). IMSA is an independent, voluntary organization of life insurance companies. It promotes high ethical standards in the sales and advertising of individual life insurance and annuity products. Companies must undergo a rigorous self and independent assessment of their practices to become a member of IMSA. The IMSA logo in our sales literature shows our ongoing commitment to these standards.

Performance Data
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Rates of Return

     This section shows the historical investment experience of the portfolios based on the portfolios' historical investment experience. This information does not represent or project future investment performance.

     We base the rates of return that we show below on each portfolio's actual investment performance. We deduct investment management fees and direct fund expenses. The rates are actual average annual total return for the periods ended on December 31, 1999.

     These rates of return do not reflect any charges that are deducted under the Policy or from the separate account (such as the annual mortality and expense risk charge, the monthly deduction, or the surrender charge). If these charges were deducted, performance would be significantly lower. These rates of return are not estimates, projections or guarantees of future performance.

     We also show below comparable figures for the unmanaged Standard & Poor's Index of 500 Common Stocks ("S&P 500"), a widely used measure of stock market performance. The S&P 500 does not reflect any deduction for the expenses of operating and managing an investment portfolio.

                          Average Annual Total Return
                  For the Periods Ended on December 31, 1999



                                                                                                                     Inception
Fund Portfolio                                  Inception      10 Years      5 Years      3 Years       1 Year          Date
-------------------------------------------   -------------   ----------   -----------   ---------   -----------   -------------
WRL VKAM Emerging Growth ..................        32.64%        N/A           42.96%      50.69%      105.16%      03/01/1993
WRL T. Rowe Price Small Cap ...............        38.49%        N/A           N/A          N/A         N/A         05/03/1999
WRL Goldman Sachs Small Cap ...............        17.82%        N/A           N/A          N/A         N/A         05/03/1999
WRL Pilgrim Baxter Mid Cap Growth .........        78.00%        N/A           N/A          N/A         N/A         05/03/1999
WRL Alger Aggressive Growth ...............        30.35%        N/A           36.62%      46.16%       69.02%      03/01/1994
WRL Third Avenue Value ....................         3.84%        N/A           N/A          N/A         15.72%      01/02/1998
WRL GE International Equity ...............        14.90%        N/A           N/A          N/A         24.95%      01/02/1997
WRL Janus Global ..........................        27.91%        N/A           32.94%      38.24%       71.10%      12/03/1992
WRL Janus Growth ..........................        23.47%        23.62%        39.89%      45.60%       59.67%      10/02/1986
WRL Goldman Sachs Growth ..................        17.50%        N/A           N/A          N/A         N/A         05/03/1999
WRL GE U.S. Equity ........................        22.76%        N/A           N/A          N/A         18.41%      01/02/1997
WRL Salomon All Cap .......................        15.57%        N/A           N/A          N/A         N/A         05/03/1999
WRL C.A.S.E. Growth .......................        18.80%        N/A           N/A         16.41%       33.84%      05/01/1995
WRL Dreyfus Mid Cap .......................         7.20%        N/A           N/A          N/A         N/A         05/03/1999
WRL NWQ Value Equity ......................        10.76%        N/A           N/A          8.73%        7.95%      05/01/1996
WRL T. Rowe Price Dividend Growth .........        (7.40)%       N/A           N/A          N/A         N/A         05/03/1999
WRL Dean Asset Allocation .................        10.38%        N/A           N/A          6.02%       (5.64)%     01/03/1995
WRL LKCM Strategic Total Return ...........        13.82%        N/A           16.50%      14.40%       12.07%      03/01/1993
WRL J.P. Morgan Real Estate
 Securities ...............................       (11.31)%       N/A           N/A          N/A         (3.77)%     05/01/1998
WRL Federated Growth & Income .............         8.82%        N/A           11.41%       7.07%       (4.45)%     03/01/1994
WRL AEGON Balanced ........................         8.53%        N/A           11.34%       8.86%        3.03%      03/01/1994
WRL AEGON Bond ............................         7.03%         7.33%         7.36%       5.02%       (2.94)%     10/02/1986
WRL J.P. Morgan Money Market* .............         5.00%         4.67%         5.11%       5.04%        4.63%      10/02/1986
S&P 500 ...................................        18.11%        18.20%        28.54%      27.56%       21.04%      10/02/1986



*Yield more closely reflects the current earnings than its total return.

     Because WRL Great Companies -- America(SM), WRL Great Companies -- Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies -- Global(2), WRL Gabelli Global Growth, WRL LKCM Capital Growth portfolios, Fidelity VIP Equity-Income Portfolio -- Service Class 2, Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2, and Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2 had not commenced operations as of December 31, 1999, the above chart does not reflect rates of return for these portfolios.


     The annualized yield for the WRL J.P. Morgan Money Market portfolio for the seven days ended December 31, 1999 was 5.15%.


     Additional information regarding the investment performance of the portfolios appears in the fund prospectuses, which accompany this prospectus.


Hypothetical Illustrations Based on Subaccount Performance

     This section contains hypothetical illustrations of Policy values based on the historical experience of the subaccounts. We started selling the Policies in 1994. The separate account and the WRL Fund commenced operations on October 2, 1986. The rates of return below show the actual investment experience of each subaccount for the periods shown. The illustrations of cash value and net surrender value below depict these Policy values as if you had purchased the Policy on the last valuation date prior to January 1 of the year after the subaccount began operations and had selected death benefit Option A. The illustrations are based on the historical investment experience of the subaccount indicated as of the last valuation date prior to January 1 of the year after the subaccount began operations. We assumed the rate of return for each subaccount in each calendar year to be uniformly earned throughout the year; however, the subaccount's actual performance did and will vary throughout the year.


     In order to demonstrate how the actual investment experience of the subaccounts could have affected the Option A death benefit, cash value and net surrender value of the Policy, we provide hypothetical illustrations for a hypothetical insured. These hypothetical illustrations are designed to show the performance that could have resulted if the hypothetical insured had held the Policy during the period illustrated. These illustrations do not represent what may happen in the future.

     The amounts we show for death benefits, cash values, and net surrender values take into account all charges and deductions from the Policy, the separate account, and the subaccounts. For each subaccount, we base one illustration on the guaranteed cost of insurance rates and one on the current cost of insurance rates, for a hypothetical male and female joint insureds both age 55. The joint insured's age, gender and rate class, amount and timing of premium payments, cash withdrawals, and loans would affect individual Policy benefits.

     For each subaccount, the illustrations below assume death benefit Option A was selected based on an annual premium of $4,000, a specified amount of $250,000 for a male age 55, and a female age 55, and a non-tobacco use, select rate class.


The following example shows how the hypothetical net return of the WRL Janus Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1987. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                               WRL JANUS GROWTH
        Male, Issue Age 55, Female, Issue Age 55, $4,000 Annual Premium
           ($250,000 Specified Amount, Non-Tobacco Use Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates


                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1988 .....................................      3,930         3,930        1,620        1,620
1989 .....................................      8,801         8,801        6,151        6,151
1990 .....................................     17,996        17,996       15,178       15,178
1991 .....................................     21,229        21,229       18,243       18,243
1992 .....................................     39,149        39,149       35,995       35,995
1993 .....................................     43,159        43,154       39,837       39,831
1994 .....................................     47,926        47,906       44,436       44,416
1995 .....................................     46,518        46,476       42,860       42,818
1996 .....................................     72,656        72,548       68,830       68,722
1997 .....................................     88,718        88,534       84,724       84,540
1998 .....................................    107,377       107,065      104,047      103,735
1999 .....................................    180,840       180,176      178,242      177,578
2000 .....................................    292,024       290,871      290,224      289,071

* For the years shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL AEGON Bond subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1987. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.


                                WRL AEGON BOND
        Male, Issue Age 55, Female, Issue Age 55, $4,000 Annual Premium
           ($250,000 Specified Amount, Non-Tobacco Use Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates


                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1988 .....................................    $ 3,330       $ 3,330      $ 1,020      $ 1,020
1989 .....................................      7,343         7,343        4,693        4,693
1990 .....................................     12,346        12,347        9,528        9,528
1991 .....................................     16,656        16,656       13,670       13,670
1992 .....................................     23,685        23,685       20,531       20,530
1993 .....................................     28,659        28,653       25,336       25,330
1994 .....................................     35,975        35,952       32,484       32,462
1995 .....................................     36,180        36,134       32,522       32,476
1996 .....................................     48,060        47,958       44,234       44,132
1997 .....................................     50,798        50,635       46,804       46,640
1998 .....................................     58,568        58,271       55,239       54,941
1999 .....................................     67,023        66,498       64,425       63,899
2000 .....................................     67,555        66,758       65,756       64,959

* For the years shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL J.P. Morgan Money Market subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1987. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                         WRL J.P. MORGAN MONEY MARKET
        Male, Issue Age 55, Female, Issue Age 55, $4,000 Annual Premium
           ($250,000 Specified Amount, Non-Tobacco Use Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates


                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1988 .....................................    $ 3,701       $ 3,701      $ 1,391      $ 1,391
1989 .....................................      7,596         7,596        4,946        4,946
1990 .....................................     11,904        11,904        9,086        9,086
1991 .....................................     16,327        16,327       13,341       13,341
1992 .....................................     20,611        20,611       17,457       17,457
1993 .....................................     24,502        24,496       21,180       21,173
1994 .....................................     28,261        28,239       24,771       24,749
1995 .....................................     32,326        32,276       28,668       28,618
1996 .....................................     37,111        37,015       33,285       33,189
1997 .....................................     41,870        41,704       37,876       37,710
1998 .....................................     47,114        46,816       43,784       43,486
1999 .....................................     52,530        52,007       49,932       49,409
2000 .....................................     57,775        56,909       55,976       55,110

* For the years shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Janus Global subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1993. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                               WRL JANUS GLOBAL
        Male, Issue Age 55, Female, Issue Age 55, $4,000 Annual Premium
           ($250,000 Specified Amount, Non-Tobacco Use Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1994 .....................................    $ 4,807       $ 4,807      $ 2,497      $ 2,497
1995 .....................................      8,293         8,293        5,643        5,643
1996 .....................................     14,420        14,420       11,602       11,602
1997 .....................................     22,688        22,688       19,702       19,702
1998 .....................................     30,767        30,767       27,613       27,613
1999 .....................................     44,066        44,059       40,743       40,737
2000 .....................................     80,563        80,534       77,072       77,044

* For the years shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL VKAM Emerging Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1994. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                           WRL VKAM EMERGING GROWTH
        Male, Issue Age 55, Female, Issue Age 55, $4,000 Annual Premium
           ($250,000 Specified Amount, Non-Tobacco Use Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1995 .....................................    $ 3,269       $ 3,269      $   959      $   959
1996 .....................................      9,956         9,956        7,306        7,306
1997 .....................................     15,885        15,885       13,067       13,067
1998 .....................................     23,329        23,329       20,343       20,343
1999 .....................................     36,480        36,480       33,326       33,326
2000 .....................................     81,286        81,278       77,964       77,956

* For the years shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL LKCM Strategic Total Return subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1994. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                        WRL LKCM STRATEGIC TOTAL RETURN
        Male, Issue Age 55, Female, Issue Age 55, $4,000 Annual Premium
           ($250,000 Specified Amount, Non-Tobacco Use Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1995 .....................................    $ 3,516       $ 3,516      $ 1,206      $ 1,206
1996 .....................................      8,743         8,743        6,093        6,093
1997 .....................................     13,981        13,981       11,163       11,163
1998 .....................................     21,105        21,105       18,118       18,118
1999 .....................................     26,672        26,672       23,518       23,518
2000 .....................................     33,406        33,399       30,083       30,077

* For the years shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Alger Aggressive Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1995. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.


                          WRL ALGER AGGRESSIVE GROWTH
        Male, Issue Age 55, Female, Issue Age 55, $4,000 Annual Premium
           ($250,000 Specified Amount, Non-Tobacco Use Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1996 .....................................    $ 4,915       $ 4,915      $ 2,605      $ 2,605
1997 .....................................      9,266         9,266        6,616        6,616
1998 .....................................     15,759        15,759       12,941       12,941
1999 .....................................     28,407        28,407       25,421       25,421
2000 .....................................     53,455        53,455       50,300       50,300

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Dean Asset Allocation subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1995. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.


                           WRL DEAN ASSET ALLOCATION
        Male, Issue Age 55, Female, Issue Age 55, $4,000 Annual Premium
           ($250,000 Specified Amount, Non-Tobacco Use Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1996 .....................................    $ 4,264       $ 4,264      $ 1,954      $ 1,954
1997 .....................................      8,864         8,864        6,214        6,214
1998 .....................................     14,315        14,315       11,497       11,497
1999 .....................................     19,107        19,107       16,121       16,121
2000 .....................................     21,065        21,065       17,910       17,910

* For the years shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Federated Growth & Income subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1995. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.


                         WRL FEDERATED GROWTH & INCOME
        Male, Issue Age 55, Female, Issue Age 55, $4,000 Annual Premium
           ($250,000 Specified Amount, Non-Tobacco Use Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1996 .....................................    $ 4,451       $ 4,451      $ 2,141      $ 2,141
1997 .....................................      8,854         8,854        6,204        6,204
1998 .....................................     15,301        15,301       12,483       12,483
1999 .....................................     19,175        19,175       16,189       16,189
2000 .....................................     21,396        21,396       18,242       18,242

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL AEGON Balanced subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1995. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.


                              WRL AEGON BALANCED
        Male, Issue Age 55, Female, Issue Age 55, $4,000 Annual Premium
           ($250,000 Specified Amount, Non-Tobacco Use Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1996 .....................................    $ 4,253       $ 4,253      $ 1,943      $ 1,943
1997 .....................................      8,562         8,562        5,912        5,912
1998 .....................................     14,028        14,028       11,210       11,210
1999 .....................................     18,554        18,554       15,568       15,568
2000 .....................................     22,449        22,449       19,295       19,295

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL C.A.S.E. Growth subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1996. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.


                              WRL C.A.S.E. GROWTH
        Male, Issue Age 55, Female, Issue Age 55, $4,000 Annual Premium
           ($250,000 Specified Amount, Non-Tobacco Use Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1997 .....................................    $ 4,170       $ 4,170      $ 1,860      $ 1,860
1998 .....................................      8,804         8,804        6,154        6,154
1999 .....................................     12,507        12,507        9,688        9,688
2000 .....................................     21,241        21,241       18,254       18,254

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL GE International Equity subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1997. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.


                          WRL GE INTERNATIONAL EQUITY
        Male, Issue Age 55, Female, Issue Age 55, $4,000 Annual Premium
           ($250,000 Specified Amount, Non-Tobacco Use Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1998 .....................................    $ 3,807       $ 3,807      $ 1,497      $ 1,497
1999 .....................................      8,230         8,230        5,580        5,580
2000 .....................................     14,566        14,566       11,747       11,747

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

     The following example shows how the hypothetical net return of the WRL GE U.S. Equity subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1997. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.


                              WRL GE U.S. EQUITY
        Male, Issue Age 55, Female, Issue Age 55, $4,000 Annual Premium
           ($250,000 Specified Amount, Non-Tobacco Use Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1998 .....................................    $ 4,515       $ 4,515      $ 2,205      $ 2,205
1999 .....................................      9,832         9,832        7,182        7,182
2000 .....................................     15,676        15,676       12,858       12,858

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL NWQ Value Equity subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1997. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.


                             WRL NWQ VALUE EQUITY
        Male, Issue Age 55, Female, Issue Age 55, $4,000 Annual Premium
           ($250,000 Specified Amount, Non-Tobacco Use Select Class)
                             Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1998 .....................................    $ 4,443       $ 4,443      $2,133        $2,133
1999 .....................................      7,528         7,528       4,878         4,878
2000 .....................................     11,815        11,815       8,997         8,997

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

The following example shows how the hypothetical net return of the WRL Third Avenue Value subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1998. This example assumes that net premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.


                            WRL THIRD AVENUE VALUE
         Male Issue Age 55, Female Issue Age 55, $4,000 Annual Premium
           ($250,000 Specified Amount, Non-Tobacco Use Select Class)
                            Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates

                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
1999 .....................................    $3,288        $3,288       $  978        $  978
2000 .....................................     7,846         7,846        5,196         5,196

* For each year shown, benefits and values reflect only premiums paid during previous Policy years.


The following example shows how the hypothetical net return of the WRL J.P. Morgan Real Estate Securities subaccount would have affected benefits for a Policy dated on the last valuation date prior to January 1, 1999. This example assumes that premiums and cash values were in the subaccount for the entire period and that the values were determined on each Policy anniversary thereafter.

                    WRL J.P. MORGAN REAL ESTATE SECURITIES
         Male Issue Age 55, Female Issue Age 55, $4,000 Annual Premium
           ($250,000 Specified Amount, Non-Tobacco Use Select Class)
                            Death Benefit Option A
              Both Current and Guaranteed Cost of Insurance Rates



                                                    Cash Value            Net Surrender Value
                                             ------------------------   -----------------------
Last valuation date prior to January 1*:      Current     Guaranteed     Current     Guaranteed
------------------------------------------   ---------   ------------   ---------   -----------
2000 .....................................    $3,567        $3,567       $1,257        $1,257



* For each year shown, benefits and values reflect only premiums paid during previous Policy years.

     Because the WRL Goldman Sachs Growth, WRL Goldman Sachs Small Cap, WRL T. Rowe Price Dividend Growth, WRL T. Rowe Price Small Cap, WRL Salomon All Cap, WRL Pilgrim Baxter Mid Cap Growth and WRL Dreyfus Mid Cap subaccounts did not commence operations until May 3, 1999, the Fidelity VIP Equity-Income Portfolio -- Service Class 2, Fidelity VIP II Contrafund(R) Portfolio -- Service Class 2 and Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2, WRL Great Companies -- America(SM), WRL Great Companies -- Technology(SM), and WRL Value Line Aggressive Growth subaccounts did not commence operations until May 1, 2000, the WRL Great Companies -- Global(2) and WRL Gabelli Global Growth subaccounts did not commence operations until September 1, 2000, and the WRL LKCM Capital Growth subaccount did not commence operations until December 1, 2000, there are no hypothetical illustrations for these subaccounts.

Other Performance Data in Advertising Sales Literature


     We may compare each subaccount's performance to the performance of:

     o  other variable life issuers in general;
     o variable life insurance policies which invest in mutual funds with similar investment objectives and policies, as reported by Lipper Analytical Services, Inc. ("Lipper") and Morningstar, Inc. ("Morningstar"); and other services, companies, individuals, or industry or financial publications (e.g., Forbes, Money, The Wall Street Journal, Business Week, Barron's, Kiplinger's Personal Finance, and Fortune);
        o Lipper and Morningstar rank variable annuity contracts and variable life policies. Their performance analysis ranks such policies and contracts on the basis of total return, and assumes reinvestment of distributions; but it does not show sales charges, redemption fees or certain expense deductions at the separate account level.
     o the Standard & Poor's Index of 500 Common Stocks, or other widely recognized indices;
        o unmanaged indices may assume the reinvestment of dividends, but usually do not reflect deductions for the expenses of operating or managing an investment portfolio; or
     o  other types of investments, such as:
         o  certificates of deposit;
         o  savings accounts and U.S. Treasuries;
         o certain interest rate and inflation indices (e.g., the Consumer Price Index); or
         o indices measuring the performance of a defined group of securities recognized by investors as representing a particular segment of the securities markets (e.g., Donoghue Money Market Institutional Average, Lehman Brothers Corporate Bond Index, or Lehman Brothers Government Bond Index).

Western Reserve's Published Ratings


     We may publish in advertisements, sales literature, or reports we send to you the ratings and other information that an independent ratings organization assigns to us. These organizations include: A.M. Best Company, Moody's Investors Service, Inc., Standard & Poor's Insurance Rating Services, and Duff & Phelps Credit Rating Co. These ratings are opinions regarding an operating insurance company's financial capacity to meet the obligations of its insurance policies in accordance with their terms. These ratings do not apply to the separate account, the subaccounts, the fund or its portfolios, or to their performance.

Additional Information
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Sale of the Policies

     The Policy will be sold by individuals who are licensed as our life insurance agents and who are also registered representatives of broker-dealers having written sales agreements for the Policy with AFSG Securities Corporation ("AFSG"), the principal underwriter of the Policy. AFSG is located at 4333 Edgewood Road, N.E., Cedar Rapids, Iowa 52499. AFSG is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer, and is a member of the National Association of Securities Dealers, Inc. The sales commission payable to Western Reserve agents or other registered representatives may vary with the sales agreement, but it is not expected to be greater than:

   o  65% of all premiums you make during the first Policy year, plus
   o  2.50% of all premiums you make during Policy years 2 through 10.

We will pay an additional sales commission of up to 0.15% of the Policy's cash value on the fifth Policy anniversary and each anniversary thereafter where the cash value (minus amounts attributable to loans) equals at least $10,000. In addition, certain production, persistency and managerial bonuses may be paid.

Legal Matters

     Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain matters relating to the federal securities laws. All matters of Ohio law pertaining to the Policy have been passed upon by Thomas E. Pierpan, Senior Vice President, Assistant Secretary and General Counsel of Western Reserve.

Legal Proceedings

     Western Reserve, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some lawsuits involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time, it appears that there are no pending or threatened lawsuits that are likely to have a material adverse impact on the separate account, on AFSG's ability to perform under its principal underwriting agreement, or on Western Reserve's ability to meet it obligations under the Policy.

Variations in Policy Provisions

     Certain provisions of the Policy may vary from the descriptions in this prospectus, depending on when and where the Policy was issued, in order to comply with different state laws. These variations may include restrictions on use of the fixed account and different interest rates charged and credited on Policy loans. Please refer to your Policy, since any variations will be included in your Policy or in riders or endorsements attached to your Policy.

Experts

     The financial statements of WRL Series Life Account as of December 31, 1999 and for the year then ended included in this prospectus and registration statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent certified public accountants, given on the authority of said firm as experts in auditing and accounting.


     The statutory-basis financial statements and schedules of Western Reserve at December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, appearing in this prospectus and Registration Statement have been audited by Ernst & Young LLP, independent auditors, as set forth in their report thereon appearing elsewhere herein which is based in part on the report of PricewaterhouseCoopers LLP, independent certified public accountants. The financial statements and schedules referred to above are included in reliance upon such report, given upon the authority of such firm, as experts in auditing and accounting.


     Actuarial matters included in this prospectus and Registration Statement have been examined by Alan Yaeger as stated in the opinion filed as an exhibit to the Registration Statement.

Financial Statements

     Western Reserve's financial statements appear on the following pages. These financial statements should be distinguished from the separate account's financial statements and you should consider these financial statements only as bearing upon Western Reserve's ability to meet our obligations under the Policies.

     Western Reserve's financial statements as of June 30, 2000 and for the six months then ended (unaudited) and as of December 31, 1999 and 1998 and for each of the three years in the period ended December 31, 1999, have been prepared on the basis of statutory accounting principles rather than generally accepted accounting principles.

Additional Information about Western Reserve

     Western Reserve is a stock life insurance company that is wholly-owned by First AUSA Life Insurance Company, which, in turn, is wholly-owned indirectly by AEGON USA, Inc. Western Reserve's office is located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202, and the mailing address is P.O. Box 5068, Clearwater, Florida 33758-5068.

     Western Reserve was incorporated in 1957 under the laws of Ohio and is subject to regulation by the Insurance Department of the State of Ohio, as well as by the insurance departments of all other states and jurisdictions in which it does business. Western Reserve is licensed to sell insurance in all states (except New York), Puerto Rico, Guam, and in the District of Columbia. Western Reserve submits annual statements on its operations and finances to insurance officials in all states and jurisdictions in which it does business. The Policy described in this prospectus has been filed with, and where required, approved by, insurance officials in those jurisdictions in which it is sold.

Western Reserve's Directors and Officers

     We are governed by a board of directors. The following table sets forth the name, address and principal occupation during the past five years of each of our directors.

                              Board of Directors

--------------------------------------------------------------------------------------------------------
                                                                     Principal Occupation
 Name and Address                   Position with Western Reserve    During Past 5 years
 John R. Kenney                    Chairman of the Board and         Chairman of the Board, and
 570 Carillon Parkway              Chief Executive Officer           President of WRL Series Fund,
 St. Petersburg, Florida 33716                                       Inc. (1993 - present); Chairman
                                                                     of the Board of IDEX Mutual
                                                                     Funds (1990 - present); Chair-
                                                                     man of the Board of WRL
                                                                     Investment Management, Inc.
                                                                     (1996 - present); and Chairman
                                                                     of the Board of WRL Investment
                                                                     Services, Inc. (1996 - present).
--------------------------------------------------------------------------------------------------------
 Jerome C. Vahl                    Director and President            Executive Vice President (1998 -
 570 Carillon Parkway                                                1999), Vice President (1995 -
 St. Petersburg, Florida 33716                                       1998), Assistant Vice President
                                                                     (1994 - 1995) of Western
                                                                     Reserve; Vice President and
                                                                     Manager Corporate Projects
                                                                     (1991 - 1996), and Manager Tax
                                                                     and Technical (1986 - 1991) of
                                                                     AEGON USA, Inc.
--------------------------------------------------------------------------------------------------------
 Jack E. Zimmerman                 Director                          Trustee, IDEX Mutual Funds
 507 St. Michel Circle                                               (1987 - present); retired from
 Kettering, Ohio 45429                                               Martin Marietta (1993).
--------------------------------------------------------------------------------------------------------
 Lyman H. Treadway                 Director                          Retired Consultant.
 30195 Chagrin Blvd., Ste. 210N
 Cleveland, Ohio 44124
--------------------------------------------------------------------------------------------------------
 James R. Walker                   Director                          Self-employed, Public
 3320 Office Park Dr.                                                Accountant (1996 - present);
 Dayton, Ohio 45439                                                  Partner, Walker-Davis C.P.A.'s,
                                                                     Dayton, Ohio (1990 - 1995).
--------------------------------------------------------------------------------------------------------

The following table gives the name, address and principal occupation during the past five years of the principal officers of Western Reserve (other than officers listed above as directors).

                              Principal Officers

--------------------------------------------------------------------------------------------------------
                                                              Principal Occupation
 Name and Address          Position with Western Reserve      During Past 5 years
--------------------------------------------------------------------------------------------------------
 Alan M. Yaeger*        Executive Vice President,             Executive Vice President of WRL
                        Actuary and Chief                     Series Fund, Inc. (1993 - present);
                        Financial Officer                     Director of WRL Investment
                                                              Management, Inc. (1996 - present);
                                                              Director of WRL Investment
                                                              Services, Inc. (1996 - present).
--------------------------------------------------------------------------------------------------------
 William H. Geiger*     Senior Vice President, Secretary,     Senior Vice President, Secretary,
                        Corporate Counsel and Group Vice      Corporate Counsel, and Group Vice
                        President -- Compliance               President-Compliance (1998 -
                                                              present); Senior Vice President,
                                                              Secretary, General Counsel and
                                                              Group Vice President-Compliance
                                                              (1996 - 1998), Senior Vice President,
                                                              Secretary, and General Counsel (1990
                                                              - 1996) of Western Reserve; Group
                                                              Vice President-Compliance and
                                                              Corporate Counsel (1996 - present)
                                                              of AUSA Life Insurance Company,
                                                              Inc., Bankers United Life Assurance
                                                              Company, Life Investors Insurance
                                                              Company of America, Monumental
                                                              Life Insurance Company and PFL
                                                              Life Insurance Company, subsidiaries
                                                              of AEGON USA, Inc.; Assistant
                                                              Secretary (1990 - present), Vice
                                                              President and Assistant Secretary
                                                              (1990 - 1997) of IDEX Mutual
                                                              Funds; and Assistant Secretary (1994
                                                              - present) and Vice President and
                                                              Assistant Secretary (1994 - 1997) of
                                                              WRL Series Fund, Inc.
--------------------------------------------------------------------------------------------------------
 Allan J. Hamilton*     Vice President, Treasurer             Vice President and Controller (1987 -
                        and Controller                        present) Treasurer (1997 - present) of
                                                              Western Reserve; Treasurer and Chief
                                                              Financial Officer of WRL Series
                                                              Fund, Inc. (1997 - present).
--------------------------------------------------------------------------------------------------------

* Located at 570 Carillon Parkway, St. Petersburg, Florida 33716-1202.

     Western Reserve holds the assets of the separate account physically segregated and apart from the general account. Western Reserve maintains records of all purchases and sales of portfolio shares by each of the subaccounts. A blanket bond was issued to AEGON USA, Inc. ("AEGON USA") in the aggregate amount of $12 million, covering all of the employees of AEGON USA and its affiliates, including Western Reserve. A Stockbrokers Blanket Bond, issued to AEGON U.S.A. Securities, Inc. providing fidelity coverage, covers the activities of registered representatives of AFSG to a limit of $10 million.

Additional Information about the Separate Account

     Western Reserve established the separate account as a separate investment account under Ohio law in 1985. We own the assets in the separate account and are obligated to pay all benefits under the Policies. The separate account is used to support other life insurance policies of Western Reserve, as well as for other purposes permitted by law. The separate account is registered with the SEC as a unit investment trust under the 1940 Act and qualifies as a "separate account" within the meaning of the federal securities laws.

Appendix A
Illustrations
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     The following illustrations show how certain values under a sample Policy would change with different rates of fictional investment performance over an extended period of time. In particular, the illustrations show how the death benefit, cash value, and net surrender value under a Policy issued to an insured of a given age, would change over time if the premiums indicated were paid and the return on the assets in the subaccounts were a uniform gross annual rate (before any expenses) of 0%, 6% or 12%. The tables illustrate
Policy values that would result based on assumptions that you pay the premiums indicated, you do not change your specified amount, and you do not take any cash withdrawals or Policy loans. The values under the Policy will be different from those shown even if the returns averaged 0%, 6% or 12%, but fluctuated over and under those averages throughout the years shown.

     We based the illustration on page 91 on a Policy for joint insureds who are a 55 year old male and a 55 year old female in the non-tobacco use, select rate class, annual premiums of $4,000, a $250,000 specified amount and death benefit Option A. The illustration on that page also assumes cost of insurance charges based on our current cost of insurance rates.

     The illustration on page 92 is based on the same factors as those on page 91, except that cost of insurance rates are based on the guaranteed cost of insurance rates (based on the 1980 Commissioners Standard Ordinary Mortality Table).


     The amounts we show for the death benefits, cash values and net surrender values take into account (1) the daily charge for assuming mortality and expense risks assessed against each subaccount. This charge is equivalent to an annual charge of 0.90% of the average net assets of the subaccounts; (2) estimated daily expenses equivalent to an effective average annual expense level of 0.94% of the portfolios' average daily net assets; and (3) all applicable premium expense charges and cash value charges. The 0.94% average portfolio expense level assumes an equal allocation of amounts among the 31 of the subaccounts (this percentage does not include WRL Janus Global portfolio because effective September 1, 2000, this portfolio was no longer available to new investors). We used annualized actual audited expenses incurred during 1999 as shown in the Portfolio Annual Expense Table for the portfolios to calculate the average annual expense level.

     Because the WRL Great Companies -- America(SM), WRL Great Companies -- Technology(SM), WRL Value Line Aggressive Growth, WRL Great Companies -- Global(2), WRL Gabelli Global Growth, WRL LKCM Capital Growth portfolios, Fidelity VIP Equity-Income Portfolio -- Service Class 2, Fidelity VIP II Contrafund(R) -- Service Class 2, and Fidelity VIP III Growth Opportunities Portfolio -- Service Class 2 had not commenced operations as of December 31, 1999, the estimated average annual portfolio expense level reflects estimated expenses for each of these portfolios for 2000.

     During 1999, WRL Management undertook to pay those normal operating expenses of certain WRL portfolios that exceeded a certain stated percentage of those portfolios' average daily net assets. WRL Management has undertaken until at least April 30, 2001 to pay expenses to the extent normal operating expenses of certain portfolios of the WRL Fund exceed a stated percentage of the portfolio's average daily net assets. For details on these expense limits, the amounts reimbursed by WRL Management during 1999, and the expense ratios without the reimbursements, see the Portfolio Annual Expense Table on p. 14 of this prospectus.

     Without these waivers and reimbursements, total annual expenses for the portfolios would have been greater, and the illustrations would have assumed that the assets in the portfolios were subject to an average annual expense level of 1.53%. Taking into account the assumed charges of 1.84%, the gross annual investment return rates of 0%, 6% and 12% are equivalent to net annual investment return rates of -1.84%, 4.16%, and 10.16%.


     The hypothetical returns shown in the tables are provided only to illustrate the mechanics of a hypothetical policy and do not represent past or future investment rates of return. Tax charges that may be attributable to the separate account are not reflected because we are not currently making such charges. In order to produce after tax returns of 0%, 6% or 12% if such charges are made in the future, the separate account would have to earn a sufficient amount in excess of 0%, 6% or 12% to cover any tax charges.

     The "Premium Accumulated at 5%" column of each table shows the amount which would accumulate if you invested an amount equal to the premium to earn interest at 5% per year, compounded annually.

     We will furnish, upon request, a comparable illustration reflecting the proposed insured's age, gender, risk classification and desired Policy features.

                  Western Reserve Life Assurance Co. of Ohio
                       Male and Female Both Issue Age 55
            $4,000 Annual Premium for Non-Smoker Select Rate Class
                           $250,000 Specified Amount
                         Option A - Level Death Benefit
        This illustration is based on CURRENT Cost of Insurance Rates.



            Premiums                                                  NET
          Accumulated           DEATH BENEFIT                   SURRENDER VALUE                     CASH VALUE
End of       at 5%          Assuming Hypothetical            Assuming Hypothetical            Assuming Hypothetical
Policy      Interest             Gross Annual                     Gross Annual                     Gross Annual
Year        Per Year          Rate of Return of                Rate of Return of                Rate of Return of
-------- ------------- -------------------------------- -------------------------------- --------------------------------
                           0%        6%         12%        0%        6%          12%        0%        6%          12%
                       --------- --------- ------------ -------- ---------- ------------ -------- ---------- ------------
    1         4,200     250,000  250,000      250,000     1,191     1,410        1,630     3,501     3,720        3,940
    2         8,610     250,000  250,000      250,000     4,261     4,918        5,602     6,911     7,568        8,252
    3        13,241     250,000  250,000      250,000     7,408     8,725       10,150    10,226    11,543       12,968
    4        18,103     250,000  250,000      250,000    10,456    12,659       15,139    13,443    15,645       18,125
    5        23,208     250,000  250,000      250,000    13,401    16,718       20,606    16,555    19,873       23,760
    6        28,568     250,000  250,000      250,000    16,242    20,908       26,601    19,565    24,230       29,923
    7        34,196     250,000  250,000      250,000    18,974    25,225       33,170    22,464    28,715       36,660
    8        40,106     250,000  250,000      250,000    21,587    29,665       40,364    25,245    33,323       44,022
    9        46,312     250,000  250,000      250,000    24,069    34,222       48,239    27,896    38,048       52,065
   10        52,827     250,000  250,000      250,000    26,408    38,887       56,853    30,402    42,881       60,847
   15        90,630     250,000  250,000      250,000    42,419    70,720      121,190    42,419    70,720      121,190
   20       138,877     250,000  250,000      250,000    51,975   103,942      219,830    51,975   103,942      219,830
   25       200,454     250,000  250,000      400,745    57,341   143,175      381,662    57,341   143,175      381,662
   30       279,043     250,000  250,000      674,457    54,668   189,660      642,340    54,668   189,660      642,340
   35       379,345     250,000  261,637    1,112,687    37,887   249,178    1,059,702    37,887   249,178    1,059,702
   40       507,359           *  328,186    1,749,742         *   324,936    1,732,417         *   324,936    1,732,417
   45       670,741           *  420,125    2,836,352         *   420,125    2,836,352         *   420,125    2,836,352



                                       Internal Rate of
             Internal Rate of           Return on Net               Internal Rate of
              Return on Cash           Surrender Value                  Return on
              Value Assuming               Assuming                   Death Benefit
End of         Hypothetical              Hypothetical             Assuming Hypothetical
Policy         Gross Annual              Gross Annual                 Gross Annual
Year        Rate of Return of         Rate of Return of             Rate of Return of
-------- ------------------------ -------------------------- -------------------------------
            0%       6%     12%      0%       6%       12%       0%         6%        12%
         -------- ------- ------- -------- -------- -------- ---------- ---------- ---------
    1     -12.48   -6.99   -1.50   -70.23   -64.74   -59.25   6,150.00   6,150.00  6,150.00
    2      -9.37   -3.64    2.08   -35.32   -28.37   -21.53     642.15     642.15    642.15
    3      -7.79   -1.93    3.93   -22.25   -15.11    -8.14     258.47     258.47    258.47
    4      -6.85   -0.90    5.05   -16.31    -9.15    -2.20     148.92     148.92    148.92
    5      -6.24   -0.21    5.80   -13.06    -5.92     1.00     100.39     100.39    100.39
    6      -5.81    0.27    6.34   -11.06    -3.93     2.95      73.77      73.77     73.77
    7      -5.51    0.63    6.74    -9.74    -2.61     4.24      57.22      57.22     57.22
    8      -5.30    0.90    7.06    -8.83    -1.69     5.14      46.06      46.06     46.06
    9      -5.15    1.10    7.30    -8.18    -1.01     5.80      38.07      38.07     38.07
   10      -5.06    1.26    7.50    -7.72    -0.51     6.30      32.11      32.11     32.11
   15      -4.47    2.03    8.37    -4.47     2.03     8.37      16.46      16.46     16.46
   20      -4.32    2.43    8.88    -4.32     2.43     8.88       9.93       9.93      9.93
   25      -4.61    2.66    9.21    -4.61     2.66     9.21       6.48       6.48      9.52
   30      -5.72    2.81    9.40    -5.72     2.81     9.40       4.39       4.39      9.64
   35      -9.26    3.00    9.50    -9.26     3.00     9.50       3.02       3.24      9.71
   40          *    3.19    9.58        *     3.19     9.58          *       3.23      9.62
   45          *    3.35    9.66        *     3.35     9.66          *       3.35      9.66


* In the absence of an additional payment, the Policy would lapse.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.
Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations by an owner and different investment rates of return for the fund. The death benefit, cash value and net surrender value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below that average for individual Policy years. No representation can be made by Western Reserve or the fund that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration must be preceded or accompanied by a current fund prospectus.

                  Western Reserve Life Assurance Co. of Ohio
                       Male and Female Both Issue Age 55
            $4,000 Annual Premium for Non-Smoker Select Rate Class
                           $250,000 Specified Amount
                        Option A - Level Death Benefit
       This illustration is based on GUARANTEED Cost of Insurance Rates.


            Premiums                                                  NET
          Accumulated           DEATH BENEFIT                   SURRENDER VALUE                     CASH VALUE
End of       at 5%          Assuming Hypothetical            Assuming Hypothetical            Assuming Hypothetical
Policy      Interest             Gross Annual                     Gross Annual                     Gross Annual
Year        Per Year          Rate of Return of                Rate of Return of                Rate of Return of
-------- ------------- -------------------------------- -------------------------------- --------------------------------
                           0%        6%         12%        0%        6%          12%        0%        6%          12%
                       --------- --------- ------------ -------- ---------- ------------ -------- ---------- ------------
    1         4,200     250,000   250,000     250,000     1,191     1,410        1,630     3,501     3,720        3,940
    2         8,610     250,000   250,000     250,000     4,261     4,918        5,602     6,911     7,568        8,252
    3        13,241     250,000   250,000     250,000     7,408     8,725       10,150    10,226    11,543       12,968
    4        18,103     250,000   250,000     250,000    10,456    12,659       15,139    13,443    15,645       18,125
    5        23,208     250,000   250,000     250,000    13,401    16,718       20,606    16,555    19,873       23,760
    6        28,568     250,000   250,000     250,000    16,236    20,901       26,594    19,558    24,223       29,916
    7        34,196     250,000   250,000     250,000    18,952    25,203       33,147    22,443    28,693       36,637
    8        40,106     250,000   250,000     250,000    21,538    29,615       40,312    25,196    33,273       43,971
    9        46,312     250,000   250,000     250,000    23,977    34,126       48,139    27,804    37,952       51,965
   10        52,827     250,000   250,000     250,000    26,250    38,720       56,680    30,244    42,714       60,674
   15        90,630     250,000   250,000     250,000    40,427    68,670      119,239    40,427    68,670      119,239
   20       138,877     250,000   250,000     250,000    41,486    93,587      212,307    41,486    93,587      212,307
   25       200,454     250,000   250,000     385,203    21,216   109,924      366,860    21,216   109,924      366,860
   30       279,043           *   250,000     640,664         *   101,681      610,156         *   101,681      610,156
   35       379,345           *   250,000   1,030,718         *     6,778      981,636         *     6,778      981,636
   40       507,359           *         *   1,583,479         *         *    1,567,801         *         *    1,567,801
   45       670,741           *         *   2,569,302         *         *    2,569,302         *         *    2,569,302


                                        Internal Rate of
             Internal Rate of            Return on Net               Internal Rate of
              Return on Cash            Surrender Value                  Return on
              Value Assuming                Assuming                   Death Benefit
End of         Hypothetical               Hypothetical             Assuming Hypothetical
Policy         Gross Annual               Gross Annual                 Gross Annual
Year         Rate of Return of         Rate of Return of             Rate of Return of
-------- ------------------------- -------------------------- -------------------------------
            0%       6%      12%      0%       6%       12%       0%         6%        12%
         -------- -------- ------- -------- -------- -------- ---------- ---------- ---------
    1     -12.48    -6.99   -1.50   -70.23   -64.74   -59.25   6,150.00   6,150.00  6,150.00
    2      -9.37    -3.64    2.08   -35.32   -28.37   -21.53     642.15     642.15    642.15
    3      -7.79    -1.93    3.93   -22.25   -15.11    -8.14     258.47     258.47    258.47
    4      -6.85    -0.90    5.05   -16.31    -9.15    -2.20     148.92     148.92    148.92
    5      -6.24    -0.21    5.80   -13.06    -5.92     1.00     100.39     100.39    100.39
    6      -5.82     0.26    6.33   -11.08    -3.94     2.94      73.77      73.77     73.77
    7      -5.53     0.61    6.73    -9.77    -2.63     4.22      57.22      57.22     57.22
    8      -5.34     0.87    7.03    -8.88    -1.72     5.11      46.06      46.06     46.06
    9      -5.22     1.05    7.27    -8.26    -1.07     5.76      38.07      38.07     38.07
   10      -5.16     1.19    7.45    -7.83    -0.59     6.25      32.11      32.11     32.11
   15      -5.12     1.67    8.19    -5.12     1.67     8.19      16.46      16.46     16.46
   20      -6.78     1.47    8.59    -6.78     1.47     8.59       9.93       9.93      9.93
   25     -15.67     0.72    8.96   -15.67     0.72     8.96       6.48       6.48      9.27
   30          *    -1.09    9.13        *    -1.09     9.13          *       4.39      9.38
   35          *   -37.11    9.18        *   -37.11     9.18          *       3.02      9.39
   40          *        *    9.22        *        *     9.22          *          *      9.26
   45          *        *    9.36        *        *     9.36          *          *      9.36


* In the absence of an additional payment, the Policy would lapse.

The hypothetical investment rates of return shown above and elsewhere in this prospectus are illustrative only and should not be deemed a representation of past or future investment rates of return.
Actual investment rates of return may be more or less than those shown and will depend on a number of factors, including the investment allocations by an owner and different investment rates of return for the fund. The death benefit, cash value and net surrender value for a Policy would be different from those shown if the actual investment rates of return averaged 0%, 6%, and 12% over a period of years, but fluctuated above or below that average for individual Policy years. No representation can be made by Western Reserve or the fund that these hypothetical investment rates of return can be achieved for any one year or sustained over any period of time. This illustration must be preceded or accompanied by a current fund prospectus.

Appendix B
Wealth Indices of Investments in the U.S. Capital Market
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
     The information below graphically depicts the growth of $1.00 invested in large company stocks, small company stocks, long-term government bonds, Treasury bills, and hypothetical asset returning the inflation rate over the period from the end of 1925 to the end of 1999. All results assume reinvestment of dividends on stocks or coupons on bonds and no taxes. Transaction costs are not included, except in the small stock index starting in 1982.

     Each of the cumulative index values is initialized at $1.00 at year-end 1925. The graph illustrates that large company stocks and small company stocks have the best performance over the entire 74-year period: investments of $1.00 in these assets would have grown to $2,845.63 and $6,640.79, respectively, by year-end 1999. This higher growth was earned by investments involving substantial risk. In contrast, long-term government bonds (with an approximate 20-year maturity), which exposed the holder to much less risk, grew to only $40.22.

     The lowest-risk strategy over the past 74 years (for those with short-term time horizons) was to buy U.S. Treasury bills. Since U.S. Treasury bills tended to track inflation, the resulting real (inflation-adjusted) returns were near zero for the entire 1926 - 1999 period.

[GRAPHIC OMITTED]

                   Compound Annual Rates of Return by Decade

                             1920s*     1930s     1940s       1950s     1960s       1970s      1980s     1990s
Large Company ............   19.2%      -0.1%      9.2%       19.4%      7.8%        5.9%       17.5%     18.2%
Small Company ............   -4.5        1.4      20.7        16.9      15.5        11.5        15.8      15.1
Long-Term Corp. ..........    5.2        6.9       2.7         1.0       1.7         6.2        13.0       8.3
Long-Term Govt. ..........    5.0        4.9       3.2        -0.1       1.4         5.5        12.6       9.0
Inter-Term Govt. .........    4.2        4.6       1.8         1.3       3.5         7.0        11.9       7.2
Treasury Bills ...........    3.7        0.6       0.4         1.9       3.9         6.3         8.9       4.9
Inflation ................   -1.1       -2.0       5.4         2.2       2.5         7.4         5.1       2.9

----------------
 * Based on the period 1926-1929.

Used with permission. (c)2000 Ibbotson Associates, Inc. All rights reserved. [Certain portions of this work were derived from copyrighted works of Roger G. Ibbotson and Rex Sinquefield.]

Index to Financial Statements
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
WRL Series Life Account:


Statements of Assets and Liabilities as of June 30, 2000 (unaudited)


Statements of Operations for the six months ended June 30, 2000 (unaudited)

Statements of Changes in Net Assets for the six months ended June 30, 2000 and year ended December 31, 1999 (unaudited)

Financial Highlights for the period ended June 30, 2000 and for the years ended December 31, 1999, 1998, 1997, 1996 and 1995 (unaudited)

Notes to Financial Statements (unaudited)

Report of Independent Certified Public Accountants dated February 16, 2000

Statements of Assets and Liabilities as of December 31, 1999

Statements of Operations for the year ended December 31, 1999

Statements of Changes in Net Assets for the years ended December 31, 1999 and
1998

Financial Highlights for the periods ended December 31, 1999, 1998, 1997, 1996 and 1995

Notes to the Financial Statements

Western Reserve Life Assurance Co. of Ohio


Statutory-Basis Balance Sheet as of September 30, 2000 (unaudited)

Statutory-Basis Statement of Operations for the nine months ended September 30, 2000 (unaudited)

Statutory-Basis Statement of Changes in Capital and Surplus for the nine months ended September 30, 2000 (unaudited)

Statutory-Basis Statement of Cash Flow for the nine months ended September 30, 2000 (unaudited)


Note to Statutory-Basis Financial Statements (unaudited)

Report of Independent Auditors dated February 18, 2000

Statutory-Basis Balance Sheets at December 31, 1999 and 1998

Statutory-Basis Statements of Operations for the years ended December 31, 1999, 1998 and 1997

Statutory-Basis Statements of Changes in Capital and Surplus for the years ended December 31, 1999, 1998 and 1997

Statutory-Basis Statements of Cash Flows for the years ended December 31, 1999, 1998 and 1997

Notes to Statutory-Basis Financial Statements

Statutory-Basis Financial Statement Schedules

WRL00053-11/2000

WRL Series Life Account
Statements of Assets and Liabilities
At June 30, 2000
All Amounts (except per unit amounts) in Thousands
(unaudited)

                                                                                                                    WRL
                                                             WRL           WRL           WRL           WRL          LKCM
                                                         J.P. Morgan      AEGON         Janus         Janus      Strategic
                                                        Money Market      Bond         Growth        Global     Total Return
                                                         Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................       36,667        2,235         17,320       12,970         6,093
                                                           ========      =======       ========     ========       =======
  Cost ...............................................    $  36,667     $ 25,615    $   777,588    $ 297,376     $  88,319
                                                          =========     ========    ===========    =========     =========
 Investment, at net asset value ......................    $  36,667     $ 24,560    $ 1,324,348    $ 494,379     $ 100,376
 Dividend receivable .................................          216            0              0            0             0
 Transfers receivable from depositor .................           88            0              0          165             0
                                                          ---------     --------    -----------    ---------     ---------
  Total assets .......................................       36,971       24,560      1,324,348      494,544       100,376
                                                          ---------     --------    -----------    ---------     ---------
Liabilities:
 Accrued expenses ....................................            1            1             32           12             2
 Transfers payable to depositor ......................            0           10             73            0            65
                                                          ---------     --------    -----------    ---------     ---------
  Total liabilities ..................................            1           11            105           12            67
                                                          ---------     --------    -----------    ---------     ---------
  Net assets .........................................    $  36,970     $ 24,549    $ 1,324,243    $ 494,532     $ 100,309
                                                          =========     ========    ===========    =========     =========
Net Assets Consists of:
 Policy Owners' equity ...............................    $  36,970     $ 24,549    $ 1,324,243    $ 494,532     $ 100,309
 Depositor's equity ..................................            0            0              0            0             0
                                                          ---------     --------    -----------    ---------     ---------
  Net assets applicable to units outstanding .........    $  36,970     $ 24,549    $ 1,324,243    $ 494,532     $ 100,309
                                                          =========     ========    ===========    =========     =========
 Policy Owners' units ................................        2,064        1,081          9,312       12,548         4,515
 Depositor's units ...................................            0            0              0            0             0
                                                          ---------     --------    -----------    ---------     ---------
  Units outstanding ..................................        2,064        1,081          9,312       12,548         4,515
                                                          =========     ========    ===========    =========     =========
  Accumulation unit value ............................    $   17.91     $  22.70    $    142.20    $   39.41     $   22.22
                                                          =========     ========    ===========    =========     =========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Assets and Liabilities
At June 30, 2000
All Amounts (except per unit amounts) in Thousands
(unaudited)

                                                             WRL          WRL                       WRL
                                                            VKAM         Alger         WRL       Federated      WRL
                                                          Emerging    Aggressive      AEGON      Growth &    Dean Asset
                                                           Growth       Growth      Balanced      Income     Allocation
                                                         Subaccount   Subaccount   Subaccount   Subaccount   Subaccount
 Assets:
  Investment in securities:
   Number of shares ...................................     14,390       11,673        1,498        1,754       2,395
                                                           =======      =======      =======      =======     =======
   Cost ...............................................  $ 562,185    $ 244,147     $ 18,313     $ 21,226    $ 32,491
                                                         =========    =========     ========     ========    ========
  Investment, at net asset value ......................  $ 736,939    $ 359,912     $ 18,882     $ 20,442    $ 29,422
  Dividend receivable .................................          0            0            0            0           0
  Transfers receivable from depositor .................         18           91            0            0           0
                                                         ---------    ---------     --------     --------    --------
   Total assets .......................................    736,957      360,003       18,882       20,442      29,422
                                                         ---------    ---------     --------     --------    --------
 Liabilities:
  Accrued expenses ....................................         18            8            1            1           1
  Transfers payable to depositor ......................          0            0            2            3          12
                                                         ---------    ---------     --------     --------    --------
   Total liabilities ..................................         18            8            3            4          13
                                                         ---------    ---------     --------     --------    --------
   Net assets .........................................  $ 736,939    $ 359,995     $ 18,879     $ 20,438    $ 29,409
                                                         =========    =========     ========     ========    ========
 Net Assets Consists of:
  Policy Owners' equity ...............................  $ 736,939    $ 359,995     $ 18,879     $ 20,438    $ 29,409
  Depositor's equity ..................................          0            0            0            0           0
                                                         ---------    ---------     --------     --------    --------
   Net assets applicable to units outstanding .........  $ 736,939    $ 359,995     $ 18,879     $ 20,438    $ 29,409
                                                         =========    =========     ========     ========    ========
  Policy Owners' units ................................     10,232        8,736        1,243        1,234       1,863
  Depositor's units ...................................          0            0            0            0           0
                                                         ---------    ---------     --------     --------    --------
   Units outstanding ..................................     10,232        8,736        1,243        1,234       1,863
                                                         =========    =========     ========     ========    ========
   Accumulation unit value ............................  $   72.02    $   41.21     $  15.19     $  16.56    $  15.79
                                                         =========    =========     ========     ========    ========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Assets and Liabilities
At June 30, 2000
All Amounts (except per unit amounts) in Thousands
(unaudited)

                                                                                         WRL                         WRL
                                                            WRL           WRL             GE            WRL         Third
                                                         C.A.S.E.         NWQ       International        GE         Avenue
                                                          Growth     Value Equity       Equity      U.S. Equity     Value
                                                        Subaccount    Subaccount      Subaccount     Subaccount   Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................      1,784         1,944            548           1,842         689
                                                            =====         =====            ===           =====         ===
  Cost ...............................................   $ 25,773      $ 26,435        $ 7,137        $ 27,374     $ 8,007
                                                         ========      ========        =======        ========     =======
 Investment, at net asset value ......................   $ 27,735      $ 25,275        $ 7,852        $ 29,117     $ 8,869
 Dividend receivable .................................          0             0              0               0           0
 Transfers receivable from depositor .................          0             0             12               0          80
                                                         --------      --------        -------        --------     -------
  Total assets .......................................     27,735        25,275          7,864          29,117       8,949
                                                         --------      --------        -------        --------     -------
Liabilities:
 Accrued expenses ....................................          1             1              0               1           0
 Transfers payable to depositor ......................         99             4              0             121           0
                                                         --------      --------        -------        --------     -------
  Total liabilities ..................................        100             5              0             122           0
                                                         --------      --------        -------        --------     -------
  Net assets .........................................   $ 27,635      $ 25,270        $ 7,864        $ 28,995     $ 8,949
                                                         ========      ========        =======        ========     =======
Net Assets Consists of:
 Policy Owners' equity ...............................   $ 27,635      $ 25,270        $ 7,864        $ 28,995     $ 8,949
 Depositor's equity ..................................          0             0              0               0           0
                                                         --------      --------        -------        --------     -------
  Net assets applicable to units outstanding .........   $ 27,635      $ 25,270        $ 7,864        $ 28,995     $ 8,949
                                                         ========      ========        =======        ========     =======
 Policy Owners' units ................................      1,689         1,771            534           1,617         689
 Depositor's units ...................................          0             0              0               0           0
                                                         --------      --------        -------        --------     -------
  Units outstanding ..................................      1,689         1,771            534           1,617         689
                                                         ========      ========        =======        ========     =======
  Accumulation unit value ............................   $  16.36      $  14.27        $ 14.74        $  17.93     $ 12.98
                                                         ========      ========        =======        ========     =======

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Assets and Liabilities
At June 30, 2000
All Amounts (except per unit amounts) in Thousands
(unaudited)

                                                            WRL           WRL          WRL            WRL            WRL
                                                        J.P. Morgan     Goldman      Goldman        T. Rowe        T. Rowe
                                                        Real Estate      Sachs        Sachs          Price          Price
                                                         Securities     Growth      Small Cap   Dividend Growth   Small Cap
                                                         Subaccount   Subaccount   Subaccount      Subaccount     Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................        120           123           60             83            156
                                                              ===           ===           ==             ==            ===
  Cost ...............................................    $ 1,077       $ 1,351      $   669         $  747        $ 2,108
                                                          =======       =======      =======         ======        =======
 Investment, at net asset value ......................    $ 1,114       $ 1,466      $   695         $  788        $ 2,233
 Dividend receivable .................................          0             0            0              0              0
 Transfers receivable from depositor .................          4            31            1              0              0
                                                          -------       -------      -------         ------        -------
  Total assets .......................................      1,118         1,497          696            788          2,233
                                                          -------       -------      -------         ------        -------
Liabilities:
 Accrued expenses ....................................          0             0            0              0              0
 Transfers payable to depositor ......................          0             0            0             38              3
                                                          -------       -------      -------         ------        -------
  Total liabilities ..................................          0             0            0             38              3
                                                          -------       -------      -------         ------        -------
  Net assets .........................................    $ 1,118       $ 1,497      $   696         $  750        $ 2,230
                                                          =======       =======      =======         ======        =======
Net Assets Consists of:
 Policy Owners' equity ...............................    $   748       $ 1,497      $   696         $  750        $ 2,230
 Depositor's equity ..................................        370             0            0              0              0
                                                          -------       -------      -------         ------        -------
  Net assets applicable to units outstanding .........    $ 1,118       $ 1,497      $   696         $  750        $ 2,230
                                                          =======       =======      =======         ======        =======
 Policy Owners' units ................................         81           131           62             81            170
 Depositor's units ...................................         40             0            0              0              0
                                                          -------       -------      -------         ------        -------
  Units outstanding ..................................        121           131           62             81            170
                                                          =======       =======      =======         ======        =======
  Accumulation unit value ............................    $  9.25       $ 11.39      $ 11.26         $ 9.32        $ 13.12
                                                          =======       =======      =======         ======        =======

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Assets and Liabilities
At June 30, 2000
All Amounts (except per unit amounts) in Thousands
(unaudited)

                                                                                                                       WRL
                                                        WRL            WRL            WRL             WRL             Great
                                                      Salomon    Pilgrim Baxter     Dreyfus        Value Line      Companies -
                                                      All Cap    Mid Cap Growth     Mid Cap    Aggressive Growth   America(SM)
                                                    Subaccount     Subaccount     Subaccount       Subaccount      Subaccount
Assets:
 Investment in securities:
  Number of shares ...............................        163          1,645             85              38              335
                                                          ===          =====             ==              ==              ===
  Cost ...........................................    $ 2,063       $ 34,956        $   969         $   388          $ 3,396
                                                      =======       ========        =======         =======          =======
 Investment, at net asset value ..................    $ 2,125       $ 35,830        $ 1,003         $   400          $ 3,493
 Dividend receivable .............................          0              0              0               0                0
 Transfers receivable from depositor .............         41             81              0              22               78
                                                      -------       --------        -------         -------          -------
  Total assets ...................................      2,166         35,911          1,003             422            3,571
                                                      -------       --------        -------         -------          -------
Liabilities:
 Accrued expenses ................................          0              1              0               0                0
 Transfers payable to depositor ..................          0              0              1               0                0
                                                      -------       --------        -------         -------          -------
  Total liabilities ..............................          0              1              1               0                0
                                                      -------       --------        -------         -------          -------
  Net assets .....................................    $ 2,166       $ 35,910        $ 1,002         $   422          $ 3,571
                                                      =======       ========        =======         =======          =======
Net Assets Consists of:
 Policy Owners' equity ...........................    $ 2,166       $ 35,910        $ 1,002         $   213          $ 3,363
 Depositor's equity ..............................          0              0              0             209              208
                                                      -------       --------        -------         -------          -------
  Net assets applicable to units outstanding .....    $ 2,166       $ 35,910        $ 1,002         $   422          $ 3,571
                                                      =======       ========        =======         =======          =======
 Policy Owners' units ............................        175          1,840             90              20              323
 Depositor's units ...............................          0              0              0              20               20
                                                      -------       --------        -------         -------          -------
  Units outstanding ..............................        175          1,840             90              40              343
                                                      =======       ========        =======         =======          =======
  Accumulation unit value ........................    $ 12.39       $  19.52        $ 11.07         $ 10.47          $ 10.40
                                                      =======       ========        =======         =======          =======

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Assets and Liabilities
At June 30, 2000
All Amounts (except per unit amounts) in Thousands
(unaudited)

                                                             WRL
                                                            Great
                                                         Companies -     Fidelity VIP III     Fidelity VIP II   Fidelity VIP
                                                        Technology(SM) Growth Opportunities    Contrafund(R)    Equity-Income
                                                         Subaccount         Subaccount           Subaccount      Subaccount
Assets:
 Investment in securities:
  Number of shares ...................................          89                  7                   8               2
                                                                ==                  =                   =               =
  Cost ...............................................     $   899            $   143              $  187          $   44
                                                           =======            =======              ======          ======
 Investment, at net asset value ......................     $   924            $   144              $  188          $   43
 Dividend receivable .................................           0                  0                   0               0
 Transfers receivable from depositor .................          74                 11                  10               0
                                                           -------            -------              ------          ------
  Total assets .......................................         998                155                 198              43
                                                           -------            -------              ------          ------
Liabilities:
 Accrued expenses ....................................           0                  0                   0               0
 Transfers payable to depositor ......................           0                  0                   0               0
                                                           -------            -------              ------          ------
  Total liabilities ..................................           0                  0                   0               0
                                                           -------            -------              ------          ------
  Net assets .........................................     $   998            $   155              $  198          $   43
                                                           =======            =======              ======          ======
Net Assets Consists of:
 Policy Owners' equity ...............................     $   790            $   130              $  173          $   18
 Depositor's equity ..................................         208                 25                  25              25
                                                           -------            -------              ------          ------
  Net assets applicable to units outstanding .........     $   998            $   155              $  198          $   43
                                                           =======            =======              ======          ======
 Policy Owners' units ................................          76                 13                  17               2
 Depositor's units ...................................          20                  3                   3               3
                                                           -------            -------              ------          ------
  Units outstanding ..................................          96                 16                  20               5
                                                           =======            =======              ======          ======
  Accumulation unit value ............................     $ 10.39            $ 10.01              $ 9.98          $ 9.92
                                                           =======            =======              ======          ======

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Operations
For the Period Ended June 30, 2000
All Amounts in Thousands
(unaudited)

                                                                                                                      WRL
                                                               WRL           WRL           WRL           WRL          LKCM
                                                           J.P. Morgan      AEGON         Janus         Janus      Strategic
                                                          Money Market      Bond         Growth        Global     Total Return
                                                           Subaccount    Subaccount    Subaccount    Subaccount    Subaccount
Investment Income:
 Dividend income .......................................     $ 1,291       $    0      $        0     $      0     $       0
 Capital gain distributions ............................           0            0               0            0             0
                                                             -------       ------      ----------     --------     ---------
  Total investment income ..............................       1,291            0               0            0             0
Expenses:
 Mortality and expense risk ............................         203          113           6,111        2,198           450
                                                             -------       ------      ----------     --------     ---------
  Net investment income (loss) .........................       1,088         (113)         (6,111)      (2,198)         (450)
                                                             -------       ------      ----------     --------     ---------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....           0         (295)         37,485        4,113         2,093
 Change in unrealized appreciation (depreciation) ......           0        1,187         (62,675)       3,404        (4,502)
                                                             -------       ------      ----------     --------     ---------
  Net gain (loss) on investment securities .............           0          892         (25,190)       7,517        (2,409)
                                                             -------       ------      ----------     --------     ---------
   Net increase (decrease) in net assets resulting
     from operations ...................................     $ 1,088       $  779      $  (31,301)    $  5,319     $  (2,859)
                                                             =======       ======      ==========     ========     =========

                                                              WRL           WRL                        WRL
                                                             VKAM          Alger          WRL       Federated      WRL
                                                           Emerging     Aggressive       AEGON      Growth &    Dean Asset
                                                            Growth        Growth       Balanced      Income     Allocation
                                                          Subaccount    Subaccount    Subaccount   Subaccount   Subaccount
Investment Income:
 Dividend income .......................................  $       0     $        0     $     0      $     0      $    0
 Capital gain distributions ............................          0              0           0            0           0
                                                          ---------     ----------     -------      -------      ------
  Total investment income ..............................          0              0           0            0           0
Expenses:
 Mortality and expense risk ............................      3,190          1,668          83           78         138
                                                          ---------     ----------     -------      -------      ------
  Net investment income (loss) .........................     (3,190)        (1,668)        (83)         (78)       (138)
                                                          ---------     ----------     -------      -------      ------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....    157,837          3,282         164         (377)         26
 Change in unrealized appreciation (depreciation) ......    (89,400)       (31,360)       (235)       1,480         320
                                                          ---------     ----------     -------      -------      ------
  Net gain (loss) on investment securities .............     68,437        (28,078)        (71)       1,103         346
                                                          ---------     ----------     -------      -------      ------
   Net increase (decrease) in net assets resulting
     from operations ...................................  $  65,247     $  (29,746)    $  (154)     $ 1,025      $  208
                                                          =========     ==========     =======      =======      ======

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Operations
For the Period Ended June 30, 2000
All Amounts in Thousands
(unaudited)

                                                                                           WRL                         WRL
                                                              WRL           WRL             GE            WRL         Third
                                                           C.A.S.E.         NWQ       International        GE         Avenue
                                                            Growth     Value Equity       Equity      U.S. Equity     Value
                                                          Subaccount    Subaccount      Subaccount     Subaccount   Subaccount
Investment Income:
 Dividend income .......................................   $     0        $    0         $    0         $     0       $   0
 Capital gain distributions ............................         0             0              0               0           0
                                                           -------        ------         ------         -------       -----
  Total investment income ..............................         0             0              0               0           0
Expenses:
 Mortality and expense risk ............................       117           114             36             118          25
                                                           -------        ------         ------         -------       -----
  Net investment income (loss) .........................      (117)         (114)           (36)           (118)        (25)
                                                           -------        ------         ------         -------       -----
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....      (234)         (447)           259             265         474
 Change in unrealized appreciation (depreciation) ......        11           749           (212)           (294)        472
                                                           -------        ------         ------         -------       -----
  Net gain (loss) on investment securities .............      (223)          302             47             (29)        946
                                                           -------        ------         ------         -------       -----
   Net increase (decrease) in net assets resulting
     from operations ...................................   $  (340)       $  188         $   11         $  (147)      $ 921
                                                           =======        ======         ======         =======       =====

                                                              WRL           WRL          WRL            WRL            WRL
                                                          J.P. Morgan     Goldman      Goldman        T. Rowe        T. Rowe
                                                          Real Estate      Sachs        Sachs          Price          Price
                                                           Securities     Growth      Small Cap   Dividend Growth   Small Cap
                                                           Subaccount   Subaccount   Subaccount      Subaccount     Subaccount
Investment Income:
 Dividend income .......................................     $   0        $   0        $   0           $   0          $   0
 Capital gain distributions ............................         0            0            0               0              0
                                                             -----        -----        -----           -----          -----
  Total investment income ..............................         0            0            0               0              0
Expenses:
 Mortality and expense risk ............................         4            6            3               3              7
                                                             -----        -----        -----           -----          -----
  Net investment income (loss) .........................        (4)          (6)          (3)             (3)            (7)
                                                             ------       ------       ------          ------         ------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....        76           18            9             (27)            62
 Change in unrealized appreciation (depreciation) ......        79            1            5              55            (15)
                                                             -----        -----        -----           -----          -----
  Net gain (loss) on investment securities .............       155           19           14              28             47
                                                             -----        -----        -----           -----          -----
   Net increase (decrease) in net assets resulting
     from operations ...................................     $ 151        $  13        $  11           $  25          $  40
                                                             =====        =====        =====           =====          =====

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Operations
For the Period Ended June 30, 2000
All Amounts in Thousands
(unaudited)

                                                              WRL            WRL
                                                            Salomon    Pilgrim Baxter
                                                            All Cap    Mid Cap Growth
                                                          Subaccount     Subaccount
Investment Income:
 Dividend income .......................................    $   0          $    0
 Capital gain distributions ............................        0               0
                                                            -----          ------
  Total investment income ..............................        0               0
Expenses:
 Mortality and expense risk ............................        5              92
                                                            -----          ------
  Net investment income (loss) .........................       (5)            (92)
                                                            ------         ------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....      100             790
 Change in unrealized appreciation (depreciation) ......       44            (304)
                                                            -----          ------
  Net gain (loss) on investment securities .............      144             486
                                                            -----          ------
   Net increase (decrease) in net assets resulting
     from operations ...................................    $ 139          $  394
                                                            =====          ======

                                                                                                WRL
                                                              WRL             WRL              Great
                                                            Dreyfus        Value Line       Companies -
                                                            Mid Cap    Aggressive Growth     America(SM)
                                                          Subaccount     Subaccount (1)    Subaccount(1)
Investment Income:
 Dividend income .......................................    $   0            $   0            $   0
 Capital gain distributions ............................        0                0                0
                                                            -----            -----            -----
  Total investment income ..............................        0                0                0
Expenses:
 Mortality and expense risk ............................        3                1                4
                                                            -----            -----            -----
  Net investment income (loss) .........................       (3)              (1)              (4)
                                                            ------           ------           ------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....       39                0                2
 Change in unrealized appreciation (depreciation) ......       10               12               97
                                                            -----            -----            -----
  Net gain (loss) on investment securities .............       49               12               99
                                                            -----            -----            -----
   Net increase (decrease) in net assets resulting
     from operations ...................................    $  46            $  11            $  95
                                                            =====            =====            =====

                                                               WRL
                                                              Great
                                                           Companies -      Fidelity VIP III     Fidelity VIP II    Fidelity VIP
                                                          Technology(SM)   Growth Opportunities    Contrafund(R)    Equity-Income
                                                          Subaccount(1)       Subaccount(1)       Subaccount(1)    Subaccount (1)
Investment Income:
 Dividend income .......................................      $   0               $   0               $   0            $   0
 Capital gain distributions ............................          0                   0                   0                0
                                                              -----               -----               -----            -----
  Total investment income ..............................          0                   0                   0                0
Expenses:
 Mortality and expense risk ............................          1                   0                   0                0
                                                              -----               -----               -----            -----
  Net investment income (loss) .........................         (1)                  0                   0                0
                                                              ------              -----               -----            -----
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .....          0                   0                   0                1
 Change in unrealized appreciation (depreciation) ......         25                   1                   1               (1)
                                                              -----               -----               -----            ------
  Net gain (loss) on investment securities .............         25                   1                   1                0
                                                              -----               -----               -----            -----
   Net increase (decrease) in net assets resulting
     from operations ...................................      $  24               $   1               $   1            $   0
                                                              =====               =====               =====            =====

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                              WRL                         WRL
                                                          J.P. Morgan                    AEGON
                                                         Money Market                    Bond
                                                          Subaccount                  Subaccount
                                                  --------------------------- ---------------------------
                                                    June 30,    December 31,    June 30,    December 31,
                                                  ------------ -------------- ------------ --------------
                                                      2000          1999          2000          1999
                                                  ------------ -------------- ------------ --------------
Operations:
 Net investment income (loss) ...................  $   1,088     $    1,474     $   (113)     $  1,329
 Net gain (loss) on investment securities .......          0              0          892        (2,327)
                                                   ---------     ----------     --------      --------
 Net increase (decrease) in net assets
  resulting from operations .....................      1,088          1,474          779          (998)
                                                   ---------     ----------     --------      --------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .........    (16,141)        38,977       (1,344)        7,560
                                                   ---------     ----------     --------      --------
 Less cost of units redeemed:
  Administrative charges ........................      1,583          3,050        1,186         2,538
  Policy loans ..................................        901          1,775          395           954
  Surrender benefits ............................      1,553          4,017          421           846
  Death benefits ................................         10            115           13            29
                                                   ---------     ----------     --------      --------
                                                       4,047          8,957        2,015         4,367
                                                   ---------     ----------     --------      --------
  Increase (decrease) in net assets from
   capital unit transactions ....................    (20,188)        30,020       (3,359)        3,193
                                                   ---------     ----------     --------      --------
  Net increase (decrease) in net assets .........    (19,100)        31,494       (2,580)        2,195
 Depositor's equity contribution
  (net redemption) ..............................          0              0            0             0
Net Assets:
 Beginning of period ............................     56,070         24,576       27,129        24,934
                                                   ---------     ----------     --------      --------
 End of period ..................................  $  36,970     $   56,070     $ 24,549      $ 27,129
                                                   =========     ==========     ========      ========
Unit Activity:
 Units outstanding - beginning of period ........      3,206          1,460        1,232         1,090
 Units issued ...................................     24,213         18,474          241           883
 Units redeemed .................................    (25,355)       (16,728)        (392)         (741)
                                                   ---------     ----------     --------      --------
 Units outstanding - end of period ..............      2,064          3,206        1,081         1,232
                                                   =========     ==========     ========      ========
                                                                WRL
                                                               Janus
                                                              Growth
                                                            Subaccount
                                                  -------------------------------
                                                      June 30,      December 31,
                                                  --------------- ---------------
                                                        2000            1999
                                                  --------------- ---------------
Operations:
 Net investment income (loss) ...................   $    (6,111)    $   226,095
 Net gain (loss) on investment securities .......       (25,190)        262,161
                                                    -----------     -----------
 Net increase (decrease) in net assets
  resulting from operations .....................       (31,301)        488,256
                                                    -----------     -----------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .........        83,570         192,993
                                                    -----------     -----------
 Less cost of units redeemed:
  Administrative charges ........................        33,462          57,685
  Policy loans ..................................        24,282          33,172
  Surrender benefits ............................        20,192          32,554
  Death benefits ................................         4,047           1,908
                                                    -----------     -----------
                                                         81,983         125,319
                                                    -----------     -----------
  Increase (decrease) in net assets from
   capital unit transactions ....................         1,587          67,674
                                                    -----------     -----------
  Net increase (decrease) in net assets .........       (29,714)        555,930
 Depositor's equity contribution
  (net redemption) ..............................             0               0
Net Assets:
 Beginning of period ............................     1,353,957         798,027
                                                    -----------     -----------
 End of period ..................................   $ 1,324,243     $ 1,353,957
                                                    ===========     ===========
Unit Activity:
 Units outstanding - beginning of period ........         9,293           8,668
 Units issued ...................................         1,318           2,854
 Units redeemed .................................        (1,299)         (2,229)
                                                    -----------     -----------
 Units outstanding - end of period ..............         9,312           9,293
                                                    ===========     ===========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                                                             WRL
                                                                WRL                          LKCM
                                                               Janus                      Strategic
                                                               Global                    Total Return
                                                             Subaccount                   Subaccount
                                                    ---------------------------- ----------------------------
                                                       June 30,    December 31,     June 30,    December 31,
                                                    ------------- -------------- ------------- --------------
                                                         2000          1999           2000          1999
                                                    ------------- -------------- ------------- --------------
Operations:
 Net investment income (loss) .....................   $  (2,198)    $  26,538      $    (450)    $   8,072
 Net gain (loss) on investment securities .........       7,517       153,543         (2,409)        2,825
                                                      ---------     ---------      ---------     ---------
 Net increase (decrease) in net assets
  resulting from operations .......................       5,319       180,081         (2,859)       10,897
                                                      ---------     ---------      ---------     ---------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........      67,503        81,308          3,538        11,792
                                                      ---------     ---------      ---------     ---------
 Less cost of units redeemed:
  Administrative charges ..........................      14,944        25,132          3,990         8,436
  Policy loans ....................................       8,000         9,284          1,365         3,000
  Surrender benefits ..............................       6,356         8,537          1,578         3,136
  Death benefits ..................................         488           194            102           378
                                                      ---------     ---------      ---------     ---------
                                                         29,788        43,147          7,035        14,950
                                                      ---------     ---------      ---------     ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................      37,715        38,161         (3,497)       (3,158)
                                                      ---------     ---------      ---------     ---------
  Net increase (decrease) in net assets ...........      43,034       218,242         (6,356)        7,739
 Depositor's equity contribution
  (net redemption) ................................           0             0              0             0
Net Assets:
 Beginning of period ..............................     451,498       233,256        106,665        98,926
                                                      ---------     ---------      ---------     ---------
 End of period ....................................   $ 494,532     $ 451,498      $ 100,309     $ 106,665
                                                      =========     =========      =========     =========
Unit Activity:
 Units outstanding - beginning of period ..........      11,605        10,167          4,674         4,814
 Units issued .....................................       2,647         4,823            742         1,538
 Units redeemed ...................................      (1,704)       (3,385)          (901)       (1,678)
                                                      ---------     ---------      ---------     ---------
 Units outstanding - end of period ................      12,548        11,605          4,515         4,674
                                                      =========     =========      =========     =========

                                                                WRL
                                                                VKAM
                                                              Emerging
                                                               Growth
                                                             Subaccount
                                                    ----------------------------
                                                       June 30,     December 31,
                                                    -------------- -------------
                                                         2000           1999
                                                    -------------- -------------
Operations:
 Net investment income (loss) .....................   $   (3,190)    $  81,707
 Net gain (loss) on investment securities .........       68,437       217,724
                                                      ----------     ---------
 Net increase (decrease) in net assets
  resulting from operations .......................       65,247       299,431
                                                      ----------     ---------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........      102,079        94,168
                                                      ----------     ---------
 Less cost of units redeemed:
  Administrative charges ..........................       16,226        25,202
  Policy loans ....................................       11,786        11,395
  Surrender benefits ..............................       10,098        11,025
  Death benefits ..................................          407           512
                                                      ----------     ---------
                                                          38,517        48,134
                                                      ----------     ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................       63,562        46,034
                                                      ----------     ---------
  Net increase (decrease) in net assets ...........      128,809       345,465
 Depositor's equity contribution
  (net redemption) ................................            0             0
Net Assets:
 Beginning of period ..............................      608,130       262,665
                                                      ----------     ---------
 End of period ....................................   $  736,939     $ 608,130
                                                      ==========     =========
Unit Activity:
 Units outstanding - beginning of period ..........        9,357         8,218
 Units issued .....................................        5,626         4,977
 Units redeemed ...................................       (4,751)       (3,838)
                                                      ----------     ---------
 Units outstanding - end of period ................       10,232         9,357
                                                      ==========     =========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                              WRL
                                                             Alger
                                                       Aggressive Growth
                                                           Subaccount
                                                  ----------------------------
                                                     June 30,    December 31,
                                                  ------------- --------------
                                                       2000          1999
                                                  ------------- --------------
Operations:
 Net investment income (loss) ...................   $  (1,668)    $  35,966
 Net gain (loss) on investment securities .......     (28,078)      101,488
                                                    ---------     ---------
 Net increase (decrease) in net assets
  resulting from operations .....................     (29,746)      137,454
                                                    ---------     ---------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .........      60,035        74,699
                                                    ---------     ---------
 Less cost of units redeemed:
  Administrative charges ........................      12,525        19,544
  Policy loans ..................................       6,534         8,193
  Surrender benefits ............................       5,181         7,977
  Death benefits ................................         232           118
                                                    ---------     ---------
                                                       24,472        35,832
                                                    ---------     ---------
  Increase (decrease) in net assets from
   capital unit transactions ....................      35,563        38,867
                                                    ---------     ---------
  Net increase (decrease) in net assets .........       5,817       176,321
 Depositor's equity contribution
  (net redemption) ..............................           0             0
Net Assets:
 Beginning of period ............................     354,178       177,857
                                                    ---------     ---------
 End of period ..................................   $ 359,995     $ 354,178
                                                    =========     =========
Unit Activity:
 Units outstanding - beginning of period ........       7,928         6,669
 Units issued ...................................       2,069         3,640
 Units redeemed .................................      (1,261)       (2,381)
                                                    ---------     ---------
 Units outstanding - end of period ..............       8,736         7,928
                                                    =========     =========

                                                              WRL                        WRL
                                                             AEGON                    Federated
                                                           Balanced                Growth & Income
                                                          Subaccount                  Subaccount
                                                  --------------------------- --------------------------
                                                    June 30,    December 31,    June 30,    December 31,
                                                  ------------ -------------- ------------ -------------
                                                      2000          1999          2000          1999
                                                  ------------ -------------- ------------ -------------
Operations:
 Net investment income (loss) ...................   $    (83)     $    213      $    (78)    $  1,091
 Net gain (loss) on investment securities .......        (71)          105         1,103       (2,078)
                                                    --------      --------      --------     --------
 Net increase (decrease) in net assets
  resulting from operations .....................       (154)          318         1,025         (987)
                                                    --------      --------      --------     --------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .........      2,346         5,997         3,735        5,627
                                                    --------      --------      --------     --------
 Less cost of units redeemed:
  Administrative charges ........................      1,050         1,931         1,151        2,355
  Policy loans ..................................        204           429           340          346
  Surrender benefits ............................        228           626           217          542
  Death benefits ................................         14            10             3           55
                                                    --------      --------      --------     --------
                                                       1,496         2,996         1,711        3,298
                                                    --------      --------      --------     --------
  Increase (decrease) in net assets from
   capital unit transactions ....................        850         3,001         2,024        2,329
                                                    --------      --------      --------     --------
  Net increase (decrease) in net assets .........        696         3,319         3,049        1,342
 Depositor's equity contribution
  (net redemption) ..............................          0             0             0            0
Net Assets:
 Beginning of period ............................     18,183        14,864        17,389       16,047
                                                    --------      --------      --------     --------
 End of period ..................................   $ 18,879      $ 18,183      $ 20,438     $ 17,389
                                                    ========      ========      ========     ========
Unit Activity:
 Units outstanding - beginning of period ........      1,186           990         1,117          976
 Units issued ...................................        328           637           482          714
 Units redeemed .................................       (271)         (441)         (365)        (573)
                                                    --------      --------      --------     --------
 Units outstanding - end of period ..............      1,243         1,186         1,234        1,117
                                                    ========      ========      ========     ========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                            WRL                         WRL                        WRL
                                                           Dean                      C.A.S.E.                      NWQ
                                                     Asset Allocation                 Growth                   Value Equity
                                                        Subaccount                  Subaccount                  Subaccount
                                                --------------------------- --------------------------- --------------------------
                                                  June 30,    December 31,    June 30,    December 31,    June 30,    December 31,
                                                ------------ -------------- ------------ -------------- ------------ -------------
                                                    2000          1999          2000          1999          2000          1999
                                                ------------ -------------- ------------ -------------- ------------ -------------
Operations:
 Net investment income (loss) .................   $   (138)     $    954      $   (117)     $  2,402      $   (114)    $    379
 Net gain (loss) on investment securities .....        346        (3,414)         (223)        3,900           302        1,157
                                                  --------      --------      --------      --------      --------     --------
 Net increase (decrease) in net assets
  resulting from operations ...................        208        (2,460)         (340)        6,302           188        1,536
                                                  --------      --------      --------      --------      --------     --------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......     (1,460)        1,729         2,623         7,781           342        3,283
                                                  --------      --------      --------      --------      --------     --------
 Less cost of units redeemed:
  Administrative charges ......................      1,656         3,875         1,447         2,946         1,256        2,874
  Policy loans ................................        408           991           365           668           287          713
  Surrender benefits ..........................        565           901           329           678           312          605
  Death benefits ..............................         27            89            16            12            83           32
                                                  --------      --------      --------      --------      --------     --------
                                                     2,656         5,856         2,157         4,304         1,938        4,224
                                                  --------      --------      --------      --------      --------     --------
  Increase (decrease) in net assets from
   capital unit transactions ..................     (4,116)       (4,127)          466         3,477        (1,596)        (941)
                                                  --------      --------      --------      --------      --------     --------
  Net increase (decrease) in net assets .......     (3,908)       (6,587)          126         9,779        (1,408)         595
 Depositor's equity contribution
  (net redemption) ............................          0             0             0             0             0            0
Net Assets:
 Beginning of period ..........................     33,317        39,904        27,509        17,730        26,678       26,083
                                                  --------      --------      --------      --------      --------     --------
 End of period ................................   $ 29,409      $ 33,317      $ 27,635      $ 27,509      $ 25,270     $ 26,678
                                                  ========      ========      ========      ========      ========     ========
Unit Activity:
 Units outstanding - beginning of period ......      2,128         2,383         1,657         1,417         1,895        1,982
 Units issued .................................        418           937           515         1,347           528        1,296
 Units redeemed ...............................       (683)       (1,192)         (483)       (1,107)         (652)      (1,383)
                                                  --------      --------      --------      --------      --------     --------
 Units outstanding - end of period ............      1,863         2,128         1,689         1,657         1,771        1,895
                                                  ========      ========      ========      ========      ========     ========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                           WRL                         WRL                        WRL
                                                            GE                         GE                    Third Avenue
                                                   International Equity            U.S. Equity                   Value
                                                        Subaccount                 Subaccount                 Subaccount
                                                -------------------------- --------------------------- -------------------------
                                                  June 30,   December 31,    June 30,    December 31,    June 30,   December 31,
                                                ----------- -------------- ------------ -------------- ----------- -------------
                                                    2000         1999          2000          1999          2000         1999
                                                ----------- -------------- ------------ -------------- ----------- -------------
Operations:
 Net investment income (loss) .................   $   (36)     $   325       $   (118)     $  1,730      $   (25)     $    61
 Net gain (loss) on investment securities .....        47        1,104            (29)        1,544          946          365
                                                  -------      -------       --------      --------      -------      -------
 Net increase (decrease) in net assets
  resulting from operations ...................        11        1,429           (147)        3,274          921          426
                                                  -------      -------       --------      --------      -------      -------
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......     1,312          761          4,535        12,169        4,878          730
                                                  -------      -------       --------      --------      -------      -------
 Less cost of units redeemed:
  Administrative charges ......................       319          644          1,305         2,237          162          218
  Policy loans ................................        92          101            255           422           79           52
  Surrender benefits ..........................        59          258            237           444           12           80
  Death benefits ..............................         2            1             12             8            8            3
                                                  -------      -------       --------      --------      -------      -------
                                                      472        1,004          1,809         3,111          261          353
                                                  -------      -------       --------      --------      -------      -------
  Increase (decrease) in net assets from
   capital unit transactions ..................       840         (243)         2,726         9,058        4,617          377
                                                  -------      -------       --------      --------      -------      -------
  Net increase (decrease) in net assets .......       851        1,186          2,579        12,332        5,538          803
 Depositor's equity contribution
  (net redemption) ............................         0            0              0             0            0         (199)
Net Assets:
 Beginning of period ..........................     7,013        5,827         26,416        14,084        3,411        2,807
                                                  -------      -------       --------      --------      -------      -------
 End of period ................................   $ 7,864      $ 7,013       $ 28,995      $ 26,416      $ 8,949      $ 3,411
                                                  =======      =======       ========      ========      =======      =======
Unit Activity:
 Units outstanding - beginning of period ......       475          489          1,468           919          322          304
 Units issued .................................       279          672            639         1,292          618          258
 Units redeemed ...............................      (220)        (686)          (490)         (743)        (251)        (240)
                                                  -------      -------       --------      --------      -------      -------
 Units outstanding - end of period ............       534          475          1,617         1,468          689          322
                                                  =======      =======       ========      ========      =======      =======

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                           WRL                        WRL                       WRL
                                                       J.P. Morgan               Goldman Sachs             Goldman Sachs
                                                  Real Estate Securities             Growth                  Small Cap
                                                        Subaccount                 Subaccount                Subaccount
                                                -------------------------- -------------------------- ------------------------
                                                  June 30,   December 31,    June 30,   December 31,   June 30,   December 31,
                                                ----------- -------------- ----------- -------------- ---------- -------------
                                                    2000         1999          2000        1999(1)       2000       1999(1)
                                                ----------- -------------- ----------- -------------- ---------- -------------
Operations:
 Net investment income (loss) .................   $    (4)      $   6        $    (6)     $    (2)     $    (3)      $  14
 Net gain (loss) on investment securities .....       155         (41)            19          110           14          20
                                                  -------       -----        -------      -------      -------       -----
 Net increase (decrease) in net assets
  resulting from operations ...................       151         (35)            13          108           11          34
                                                  -------       -----        -------      -------      -------       -----
Capital Unit Transactions:
 Proceeds from units sold (transferred) .......       381         (26)           603          871          389         295
                                                  -------       -----        -------      -------      -------       -----
 Less cost of units redeemed:
  Administrative charges ......................        19          19             44           18           18           5
  Policy loans ................................         0           0             23            2            3           5
  Surrender benefits ..........................        22           1              1            7            0           0
  Death benefits ..............................         0           1              0            0            0           0
                                                  -------       -----        -------      -------      -------       -----
                                                       41          21             68           27           21          10
                                                  -------       -----        -------      -------      -------       -----
  Increase (decrease) in net assets from
   capital unit transactions ..................       340         (47)           535          844          368         285
                                                  -------       -----        -------      -------      -------       -----
  Net increase (decrease) in net assets .......       491         (82)           548          952          379         319
 Depositor's equity contribution
  (net redemption) ............................         0           0            (28)          25          (27)         25
Net Assets:
 Beginning of period ..........................       627         709            977            0          344           0
                                                  -------       -----        -------      -------      -------       -----
 End of period ................................   $ 1,118       $ 627        $ 1,497      $   977      $   696       $ 344
                                                  =======       =====        =======      =======      =======       =====
Unit Activity:
 Units outstanding - beginning of period ......        78          84             87            0           31           0
 Units issued .................................       228          67             83          106           45          41
 Units redeemed ...............................      (185)        (73)           (39)         (19)         (14)        (10)
                                                  -------       -----        -------      -------      -------       -----
 Units outstanding - end of period ............       121          78            131           87           62          31
                                                  =======       =====        =======      =======      =======       =====

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                               WRL                       WRL                        WRL
                                                          T. Rowe Price             T. Rowe Price                 Salomon
                                                         Dividend Growth              Small Cap                   All Cap
                                                           Subaccount                 Subaccount                Subaccount
                                                    ------------------------- -------------------------- -------------------------
                                                     June 30,   December 31,    June 30,   December 31,    June 30,   December 31,
                                                    ---------- -------------- ----------- -------------- ----------- -------------
                                                       2000        1999(1)        2000        1999(1)        2000       1999(1)
                                                    ---------- -------------- ----------- -------------- ----------- -------------
Operations:
 Net investment income (loss) .....................  $    (3)     $    (1)      $    (7)      $   26       $    (5)     $   11
 Net gain (loss) on investment securities .........       28          (17)           47          162           144          15
                                                     -------      -------       -------       ------       -------      ------
 Net increase (decrease) in net assets
  resulting from operations .......................       25          (18)           40          188           139          26
                                                     -------      -------       -------       ------       -------      ------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........      286          499         1,356          727         1,717         344
                                                     -------      -------       -------       ------       -------      ------
 Less cost of units redeemed:
  Administrative charges ..........................       37            2            55           15            37           9
  Policy loans ....................................        0            0             1            0             5           3
  Surrender benefits ..............................        2            3             3            0             1           0
  Death benefits ..................................        0            0             0            0             0           0
                                                     -------      -------       -------       ------       -------      ------
                                                          39            5            59           15            43          12
                                                     -------      -------       -------       ------       -------      ------
  Increase (decrease) in net assets from
   capital unit transactions ......................      247          494         1,297          712         1,674         332
                                                     -------      -------       -------       ------       -------      ------
  Net increase (decrease) in net assets ...........      272          476         1,337          900         1,813         358
 Depositor's equity contribution
  (net redemption) ................................      (23)          25           (32)          25           (30)         25
Net Assets:
 Beginning of period ..............................      501            0           925            0           383           0
                                                     -------      -------       -------       ------       -------      ------
 End of period ....................................  $   750      $   501       $ 2,230       $  925       $ 2,166      $  383
                                                     =======      =======       =======       ======       =======      ======
Unit Activity:
 Units outstanding - beginning of period ..........       55            0            75            0            36           0
 Units issued .....................................       88           65           142          161           258          58
 Units redeemed ...................................      (62)         (10)          (47)         (86)         (119)        (22)
                                                     -------      -------       -------       ------       -------      ------
 Units outstanding - end of period ................       81           55           170           75           175          36
                                                     =======      =======       =======       ======       =======      ======

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                                   WRL                            WRL
                                                             Pilgrim Baxter                     Dreyfus
                                                             Mid Cap Growth                     Mid Cap
                                                               Subaccount                     Subaccount
                                                      -----------------------------   ---------------------------
                                                        June 30,      December 31,      June 30,     December 31,
                                                      ------------   --------------   -----------   -------------
                                                          2000           1999(1)          2000         1999(1)
                                                      ------------   --------------   -----------   -------------
Operations:
 Net investment income (loss) .....................     $    (92)       $     5         $    (3)       $    (1)
 Net gain (loss) on investment securities .........          486          1,268              49             16
                                                        --------        -------         -------        -------
 Net increase (decrease) in net assets
  resulting from operations .......................          394          1,273              46             15
                                                        --------        -------         -------        -------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........       31,646          3,885             675            297
                                                        --------        -------         -------        -------
 Less cost of units redeemed:
  Administrative charges ..........................          665             37              28              0
  Policy loans ....................................          420             18               1              0
  Surrender benefits ..............................           94             30               0              0
  Death benefits ..................................           16              0               0              0
                                                        --------        -------         -------        -------
                                                           1,195             85              29              0
                                                        --------        -------         -------        -------
  Increase (decrease) in net assets from
   capital unit transactions ......................       30,451          3,800             646            297
                                                        --------        -------         -------        -------
  Net increase (decrease) in net assets ...........       30,845          5,073             692            312
 Depositor's equity contribution
  (net redemption) ................................            0             (8)            (27)            25
Net Assets:
 Beginning of period ..............................        5,065              0             337              0
                                                        --------        -------         -------        -------
 End of period ....................................     $ 35,910        $ 5,065         $ 1,002        $   337
                                                        ========        =======         =======        =======
Unit Activity:
 Units outstanding - beginning of period ..........          317              0              33              0
 Units issued .....................................        2,021            412             158             52
 Units redeemed ...................................         (498)           (95)           (101)           (19)
                                                        --------        -------         -------        -------
 Units outstanding - end of period ................        1,840            317              90             33
                                                        ========        =======         =======        =======

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                                                 WRL             WRL
                                                              WRL               Great           Great
                                                           Value Line        Companies -     Companies -
                                                       Aggressive Growth     America(SM)    Technology(SM)
                                                           Subaccount         Subaccount      Subaccount
                                                      -------------------   -------------   -------------
                                                            June 30,           June 30,        June 30,
                                                      -------------------   -------------   -------------
                                                            2000(1)            2000(1)         2000(1)
                                                      -------------------   -------------   -------------
Operations:
 Net investment income (loss) .....................        $     (1)          $     (4)       $     (1)
 Net gain (loss) on investment securities .........              12                 99              25
                                                           --------           --------        --------
 Net increase (decrease) in net assets
  resulting from operations .......................              11                 95              24
                                                           --------           --------        --------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........             211              3,306             776
                                                           --------           --------        --------
 Less cost of units redeemed:
  Administrative charges ..........................               0                 19               2
  Policy loans ....................................               0                 11               0
  Surrender benefits ..............................               0                  0               0
  Death benefits ..................................               0                  0               0
                                                           --------           --------        --------
                                                                  0                 30               2
                                                           --------           --------        --------
  Increase (decrease) in net assets from
   capital unit transactions ......................             211              3,276             774
                                                           --------           --------        --------
  Net increase (decrease) in net assets ...........             222              3,371             798
 Depositor's equity contribution
  (net redemption) ................................             200                200             200
Net Assets:
 Beginning of period ..............................               0                  0               0
                                                           --------           --------        --------
 End of period ....................................        $    422           $  3,571        $    998
                                                           ========           ========        ========
Unit Activity:
 Units outstanding - beginning of period ..........               0                  0               0
 Units issued .....................................              41                382              97
 Units redeemed ...................................              (1)               (39)             (1)
                                                           ---------          --------        ---------
 Units outstanding - end of period ................              40                343              96
                                                           ========           ========        ========

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Statements of Changes in Net Assets
For the Period Ended
All Amounts in Thousands
(unaudited)

                                                         Fidelity VIP III       Fidelity VIP II     Fidelity VIP
                                                       Growth Opportunities      Contrafund(R)      Equity-Income
                                                            Subaccount             Subaccount        Subaccount
                                                      ----------------------   -----------------   --------------
                                                             June 30,               June 30,          June 30,
                                                      ----------------------   -----------------   --------------
                                                              2000(1)               2000(1)            2000(1)
                                                      ----------------------   -----------------   --------------
Operations:
 Net investment income (loss) .....................           $    0                 $    0            $    0
 Net gain (loss) on investment securities .........                1                      1                 0
                                                              ------                 ------            ------
 Net increase (decrease) in net assets
  resulting from operations .......................                1                      1                 0
                                                              ------                 ------            ------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........              129                    173                18
                                                              ------                 ------            ------
 Less cost of units redeemed:
  Administrative charges ..........................                0                      1                 0
  Policy loans ....................................                0                      0                 0
  Surrender benefits ..............................                0                      0                 0
  Death benefits ..................................                0                      0                 0
                                                              ------                 ------            ------
                                                                   0                      1                 0
                                                              ------                 ------            ------
  Increase (decrease) in net assets from
   capital unit transactions ......................              129                    172                18
                                                              ------                 ------            ------
  Net increase (decrease) in net assets ...........              130                    173                18
 Depositor's equity contribution
  (net redemption) ................................               25                     25                25
Net Assets:
 Beginning of period ..............................                0                      0                 0
                                                              ------                 ------            ------
 End of period ....................................           $  155                 $  198            $   43
                                                              ======                 ======            ======
Unit Activity:
 Units outstanding - beginning of period ..........                0                      0                 0
 Units issued .....................................               16                     20                 6
 Units redeemed ...................................                0                      0                (1)
                                                              ------                 ------            -------
 Units outstanding - end of period ................               16                     20                 5
                                                              ======                 ======            ======

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account
Financial Highlights
For the Period Ended
(unaudited)

                                                       WRL J.P. Morgan Money Market
                                                                Subaccount
                                                       ----------------------------
                                                          June 30,    December 31,
                                                       ------------- --------------
                                                            2000          1999
                                                       ------------- --------------
Accumulation unit value, beginning of period .........    $ 17.49       $  16.83
 Income from operations:
  Net investment income (loss) .......................       0.42           0.66
  Net realized and unrealized gain (loss) on
   investment ........................................       0.00           0.00
                                                          -------       --------
   Net income (loss) from operations .................       0.42           0.66
                                                          -------       --------
Accumulation unit value, end of period ...............    $ 17.91       $  17.49
                                                          =======       ========
Total return .........................................       2.43 %         3.92 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........    $36,970       $  56,070
 Ratio of net investment income (loss) to average
  net assets .........................................       4.83 %         3.87 %

                                                                WRL J.P. Morgan Money Market Subaccount
                                                       ---------------------------------------------------------
                                                                             December 31,
                                                       ---------------------------------------------------------
                                                            1998           1997          1996          1995
                                                       -------------- ------------- ------------- --------------
Accumulation unit value, beginning of period .........   $   16.13       $ 15.45       $ 14.83      $   14.19
 Income from operations:
  Net investment income (loss) .......................        0.70          0.68          0.62           0.64
  Net realized and unrealized gain (loss) on
   investment ........................................        0.00          0.00          0.00           0.00
                                                         ---------       -------       -------      ---------
   Net income (loss) from operations .................        0.70          0.68          0.62           0.64
                                                         ---------       -------       -------      ---------
Accumulation unit value, end of period ...............   $   16.83       $ 16.13       $ 15.45      $   14.83
                                                         =========       =======       =======      =========
Total return .........................................        4.36 %        4.37 %        4.17 %         4.49 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........   $  24,576       $ 16,440      $ 12,740     $  10,759
 Ratio of net investment income (loss) to average
  net assets .........................................        4.24 %        4.28 %        4.07 %         4.37 %

                                                        WRL AEGON Bond Subaccount
                                                       ---------------------------
                                                         June 30,    December 31,
                                                       ------------ --------------
                                                           2000          1999
                                                       ------------ --------------
Accumulation unit value, beginning of period .........   $  22.01     $   22.89
 Income from operations:
  Net investment income (loss) .......................     (0.10)          1.13
  Net realized and unrealized gain (loss) on
   investment ........................................      0.79          (2.01)
                                                         --------     ---------
   Net income (loss) from operations .................      0.69          (0.88)
                                                         --------     ---------
Accumulation unit value, end of period ...............   $  22.70     $   22.01
                                                         ========     =========
Total return .........................................       3.12 %        (3.81)%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........   $ 24,549     $   27,129
 Ratio of net investment income (loss) to average
  net assets .........................................      (0.90)%         5.10 %


                                                                      WRL AEGON Bond Subaccount
                                                       -------------------------------------------------------
                                                                            December 31,
                                                       -------------------------------------------------------
                                                            1998          1997          1996          1995
                                                       ------------- ------------- ------------- -------------
Accumulation unit value, beginning of period .........    $ 21.12       $ 19.53      $  19.67      $ 16.14
 Income from operations:
  Net investment income (loss) .......................       1.01          1.01          0.99          1.05
  Net realized and unrealized gain (loss) on
   investment ........................................       0.76          0.58         (1.13)         2.48
                                                          -------       -------      --------      --------
   Net income (loss) from operations .................       1.77          1.59         (0.14)         3.53
                                                          -------       -------      --------      --------
Accumulation unit value, end of period ...............    $ 22.89       $ 21.12      $  19.53      $  19.67
                                                          =======       =======      ========      ========
Total return .........................................       8.34 %        8.18 %        (0.75)%       21.81 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........    $ 24,934      $ 17,657     $  11,585     $  10,066
 Ratio of net investment income (loss) to average
  net assets .........................................       4.58 %        5.06 %        5.34 %        5.80 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights
For the Period Ended
(unaudited)

                                                    WRL Janus Growth Subaccount
                                                  --------------------------------
                                                      June 30,      December 31,
                                                  --------------- ----------------
                                                        2000            1999
                                                  --------------- ----------------
Accumulation unit value, beginning of period ....  $    145.70       $    92.07
 Income from operations:
  Net investment income (loss) ..................        (0.66)           25.03
  Net realized and unrealized gain (loss) on
   investment ...................................        (2.84)           28.60
                                                   -----------       ----------
   Net income (loss) from operations ............        (3.50)           53.63
                                                   -----------       ----------
Accumulation unit value, end of period ..........  $    142.20       $   145.70
                                                   ===========       ==========
Total return ....................................       (2.40)%           58.25 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) .....  $ 1,324,243       $ 1,353,957
 Ratio of net investment income (loss) to average
  net assets ....................................       (0.90)%           22.67 %

                                                                 WRL Janus Growth Subaccount
                                                  ----------------------------------------------------------
                                                                         December 31,
                                                  ----------------------------------------------------------
                                                       1998           1997           1996           1995
                                                  -------------- -------------- -------------- -------------
Accumulation unit value, beginning of period ....    $  56.48       $  48.48       $  41.47      $  28.44
 Income from operations:
  Net investment income (loss) ..................        0.13           5.83           2.88          3.89
  Net realized and unrealized gain (loss) on
   investment ...................................       35.46           2.17           4.13          9.14
                                                     --------       --------       --------      --------
   Net income (loss) from operations ............       35.59           8.00           7.01         13.03
                                                     --------       --------       --------      --------
Accumulation unit value, end of period ..........    $  92.07       $  56.48       $  48.48      $  41.47
                                                     ========       ========       ========      ========
Total return ....................................       63.01 %        16.50 %        16.91 %       45.81 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) .....    $ 798,027      $ 450,271      $ 349,491     $ 262,467
 Ratio of net investment income (loss) to average
  net assets ....................................        0.19 %        10.84 %         6.41 %       11.05 %

                                                    WRL Janus Global Subaccount
                                                  -------------------------------
                                                     June 30,      December 31,
                                                  -------------- ----------------
                                                       2000            1999
                                                  -------------- ----------------
Accumulation unit value, beginning of period ....   $   38.91       $    22.94
 Income from operations:
  Net investment income (loss) ..................      (0.18)             2.44
  Net realized and unrealized gain (loss) on
   investment ...................................       0.68             13.53
                                                    ---------       ----------
   Net income (loss) from operations ............       0.50             15.97
                                                    ---------       ----------
Accumulation unit value, end of period ..........   $   39.41       $    38.91
                                                    =========       ==========
Total return ....................................       1.30 %           69.58 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) .....   $ 494,532       $   451,498
 Ratio of net investment income (loss) to average
  net assets ....................................      (0.90)%            9.07 %


                                                                 WRL Janus Global Subaccount
                                                  ----------------------------------------------------------
                                                                         December 31,
                                                  ----------------------------------------------------------
                                                       1998           1997           1996           1995
                                                  -------------- -------------- -------------- -------------
Accumulation unit value, beginning of period ....    $  17.80       $  15.13       $  11.95      $   9.80
 Income from operations:
  Net investment income (loss) ..................        0.82           2.30           1.50          0.45
  Net realized and unrealized gain (loss) on
   investment ...................................        4.32           0.37           1.68          1.70
                                                     --------       --------       --------      --------
   Net income (loss) from operations ............        5.14           2.67           3.18          2.15
                                                     --------       --------       --------      --------
Accumulation unit value, end of period ..........    $  22.94       $  17.80       $  15.13      $  11.95
                                                     ========       ========       ========      ========
Total return ....................................       28.86 %        17.69 %        26.60 %       21.96 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) .....    $ 233,256      $ 145,017      $  83,159     $  37,049
 Ratio of net investment income (loss) to average
  net assets ....................................        3.92 %        13.39 %        11.09 %        4.25 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights
For the Period Ended
(unaudited)

                                                         WRL LKCM Strategic Total
                                                            Return Subaccount
                                                       ----------------------------
                                                          June 30,    December 31,
                                                       ------------- --------------
                                                            2000          1999
                                                       ------------- --------------
Accumulation unit value, beginning of period .........  $   22.82       $  20.55
 Income from operations:
  Net investment income (loss) .......................      (0.10)          1.68
  Net realized and unrealized gain (loss) on
   investment ........................................      (0.50)          0.59
                                                        ---------       --------
   Net income (loss) from operations .................      (0.60)          2.27
                                                        ---------       --------
Accumulation unit value, end of period ...............  $   22.22       $  22.82
                                                        =========       ========
Total return .........................................     (2.65)%         11.07 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........  $ 100,309       $ 106,665
 Ratio of net investment income (loss) to average
  net assets .........................................     (0.90)%          7.93 %


                                                               WRL LKCM Strategic Total Return Subaccount
                                                       ----------------------------------------------------------
                                                                              December 31,
                                                       ----------------------------------------------------------
                                                            1998           1997           1996           1995
                                                       -------------- -------------- -------------- -------------
Accumulation unit value, beginning of period .........    $  18.91       $  15.66       $  13.74       $ 11.12
 Income from operations:
  Net investment income (loss) .......................        0.71           1.56           0.82          0.68
  Net realized and unrealized gain (loss) on
   investment ........................................        0.93           1.69           1.10          1.94
                                                          --------       --------       --------       -------
   Net income (loss) from operations .................        1.64           3.25           1.92          2.62
                                                          --------       --------       --------       -------
Accumulation unit value, end of period ...............    $  20.55       $  18.91       $  15.66       $ 13.74
                                                          ========       ========       ========       =======
Total return .........................................        8.66 %        20.77 %        13.97 %       23.55 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........    $  98,926      $  80,753      $  55,900      $ 39,648
 Ratio of net investment income (loss) to average
  net assets .........................................        3.67 %         8.89 %         5.76 %        5.47 %

                                                         WRL VKAM Emerging Growth
                                                                Subaccount
                                                       -----------------------------
                                                          June 30,     December 31,
                                                       -------------- --------------
                                                            2000           1999
                                                       -------------- --------------
Accumulation unit value, beginning of period .........   $   64.99       $  31.96
 Income from operations:
  Net investment income (loss) .......................      (0.33)           9.32
  Net realized and unrealized gain (loss) on
   investment ........................................       7.36           23.71
                                                         ---------       --------
   Net income (loss) from operations .................       7.03           33.03
                                                         ---------       --------
Accumulation unit value, end of period ...............   $   72.02       $  64.99
                                                         =========       ========
Total return .........................................      10.82 %        103.33 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........   $ 736,939       $ 608,130
 Ratio of net investment income (loss) to average
  net assets .........................................      (0.90)%          23.19 %


                                                                  WRL VKAM Emerging Growth Subaccount
                                                       ----------------------------------------------------------
                                                                              December 31,
                                                       ----------------------------------------------------------
                                                            1998           1997           1996           1995
                                                       -------------- -------------- -------------- -------------
Accumulation unit value, beginning of period .........    $  23.48       $  19.51       $  16.56       $ 11.38
 Income from operations:
  Net investment income (loss) .......................        0.91           2.20           0.82          0.65
  Net realized and unrealized gain (loss) on
   investment ........................................        7.57           1.77           2.13          4.53
                                                          --------       --------       --------       -------
   Net income (loss) from operations .................        8.48           3.97           2.95          5.18
                                                          --------       --------       --------       -------
Accumulation unit value, end of period ...............    $  31.96       $  23.48       $  19.51       $ 16.56
                                                          ========       ========       ========       =======
Total return .........................................       36.11 %        20.37 %        17.82 %       45.49 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........    $ 262,665      $ 164,702      $ 107,925      $ 67,905
 Ratio of net investment income (loss) to average
  net assets .........................................        3.44 %        10.18 %         4.51 %        4.66 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights
For the Period Ended
(unaudited)

                                                       WRL Alger Aggressive Growth
                                                                Subaccount
                                                       ----------------------------
                                                          June 30,    December 31,
                                                       ------------- --------------
                                                            2000          1999
                                                       ------------- --------------
Accumulation unit value, beginning of period .........  $   44.67       $  26.67
 Income from operations:
  Net investment income (loss) .......................      (0.20)          4.90
  Net realized and unrealized gain (loss) on
   investment ........................................      (3.26)         13.10
                                                        ---------       --------
   Net income (loss) from operations .................      (3.46)         18.00
                                                        ---------       --------
Accumulation unit value, end of period ...............  $   41.21       $  44.67
                                                        =========       ========
Total return .........................................     (7.75)%         67.52 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........  $ 359,995       $ 354,178
 Ratio of net investment income (loss) to average
  net assets .........................................     (0.90)%         15.54 %


                                                                WRL Alger Aggressive Growth Subaccount
                                                       --------------------------------------------------------
                                                                             December 31,
                                                       --------------------------------------------------------
                                                            1998           1997          1996          1995
                                                       -------------- ------------- ------------- -------------
Accumulation unit value, beginning of period .........    $  18.10       $ 14.70       $ 13.43       $  9.82
 Income from operations:
  Net investment income (loss) .......................        1.33          1.75          0.36          0.37
  Net realized and unrealized gain (loss) on
   investment ........................................        7.24          1.65          0.91          3.24
                                                          --------       -------       -------       -------
   Net income (loss) from operations .................        8.57          3.40          1.27          3.61
                                                          --------       -------       -------       -------
Accumulation unit value, end of period ...............    $  26.67       $ 18.10       $ 14.70       $ 13.43
                                                          ========       =======       =======       =======
Total return .........................................       47.36 %       23.14 %        9.46 %       36.79 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........    $ 177,857      $ 94,652      $ 54,408      $ 32,904
 Ratio of net investment income (loss) to average
  net assets .........................................        6.20 %       10.26 %        2.65 %        2.93 %

                                                           WRL AEGON Balanced
                                                               Subaccount
                                                       --------------------------
                                                         June 30,   December 31,
                                                       ------------ -------------
                                                           2000          1999
                                                       ------------ -------------
Accumulation unit value, beginning of period .........  $  15.33       $ 15.02
 Income from operations:
  Net investment income (loss) .......................     (0.07)         0.19
  Net realized and unrealized gain (loss) on
   investment ........................................     (0.07)         0.12
                                                        --------       -------
   Net income (loss) from operations .................     (0.14)         0.31
                                                        --------       -------
Accumulation unit value, end of period ...............  $  15.19       $ 15.33
                                                        ========       =======
Total return .........................................    (0.90)%         2.11 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........  $ 18,879       $ 18,183
 Ratio of net investment income (loss) to average
  net assets .........................................    (0.90)%         1.26 %


                                                                    WRL AEGON Balanced Subaccount
                                                       --------------------------------------------------------
                                                                             December 31,
                                                       --------------------------------------------------------
                                                            1998           1997          1996          1995
                                                       -------------- ------------- ------------- -------------
Accumulation unit value, beginning of period .........    $  14.17       $ 12.21       $ 11.13       $  9.37
 Income from operations:
  Net investment income (loss) .......................        0.25          1.55          0.36          0.37
  Net realized and unrealized gain (loss) on
   investment ........................................        0.60          0.41          0.72          1.39
                                                          --------       -------       -------       -------
   Net income (loss) from operations .................        0.85          1.96          1.08          1.76
                                                          --------       -------       -------       -------
Accumulation unit value, end of period ...............    $  15.02       $ 14.17       $ 12.21       $ 11.13
                                                          ========       =======       =======       =======
Total return .........................................        5.98 %       16.06 %        9.73 %       18.73 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........    $  14,864      $ 10,716      $  6,418      $  3,795
 Ratio of net investment income (loss) to average
  net assets .........................................        1.76 %       11.62 %        3.18 %        3.59 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights
For the Period Ended
(unaudited)

                                                       WRL Federated Growth & Income Subaccount
                                                       ----------------------------------------
                                                         June 30,          December 31,
                                                       ------------ --------------------------
                                                           2000         1999          1998
                                                       ------------ ------------ -------------
Accumulation unit value, beginning of period .........  $  15.57      $ 16.44       $ 16.09
 Income from operations:
  Net investment income (loss) .......................     (0.07)        1.05          0.77
  Net realized and unrealized gain (loss) on
   investment ........................................      1.06        (1.92)        (0.42)
                                                        --------      -------       -------
   Net income (loss) from operations .................      0.99        (0.87)         0.35
                                                        --------      -------       -------
Accumulation unit value, end of period ...............  $  16.56      $ 15.57       $ 16.44
                                                        ========      =======       =======
Total return .........................................     6.38 %       (5.31)%        2.13 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........  $ 20,438      $ 17,389      $ 16,047
 Ratio of net investment income (loss) to average
  net assets .........................................    (0.90)%        6.51 %        4.83 %


                                                       WRL Federated Growth & Income Subaccount
                                                       -----------------------------------------
                                                                     December 31,
                                                       -----------------------------------------
                                                            1997          1996          1995
                                                       ------------- ------------- -------------
Accumulation unit value, beginning of period .........    $ 13.03       $ 11.77      $   9.49
 Income from operations:
  Net investment income (loss) .......................       2.61          0.76          0.49
  Net realized and unrealized gain (loss) on
   investment ........................................       0.45          0.50          1.79
                                                          -------       -------      --------
   Net income (loss) from operations .................       3.06          1.26          2.28
                                                          -------       -------      --------
Accumulation unit value, end of period ...............    $ 16.09       $ 13.03      $  11.77
                                                          =======       =======      ========
Total return .........................................      23.54 %       10.64 %       24.14 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........    $  9,063      $  5,501     $  2,631
 Ratio of net investment income (loss) to average
  net assets .........................................      18.50 %        6.38 %        4.57 %

                                                        WRL Dean Asset Allocation Subaccount
                                                       ---------------------------------------
                                                         June 30,          December 31,
                                                       ------------ --------------------------
                                                           2000         1999          1998
                                                       ------------ ------------ -------------
Accumulation unit value, beginning of period .........  $  15.66      $ 16.74       $ 15.60
 Income from operations:
  Net investment income (loss) .......................     (0.07)        0.41          1.58
  Net realized and unrealized gain (loss) on
   investment ........................................      0.20        (1.49)        (0.44)
                                                        --------      -------       -------
   Net income (loss) from operations .................      0.13        (1.08)         1.14
                                                        --------      -------       -------
Accumulation unit value, end of period ...............  $  15.79      $ 15.66       $ 16.74
                                                        ========      =======       =======
Total return .........................................     0.81 %       (6.48)%        7.36 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........  $ 29,409      $ 33,317      $ 39,904
 Ratio of net investment income (loss) to average
  net assets .........................................    (0.90)%        2.50 %        9.69 %


                                                         WRL Dean Asset Allocation Subaccount
                                                       -----------------------------------------
                                                                     December 31,
                                                       -----------------------------------------
                                                            1997          1996        1995(1)
                                                       ------------- ------------- -------------
Accumulation unit value, beginning of period .........    $ 13.50       $ 11.90      $  10.00
 Income from operations:
  Net investment income (loss) .......................       1.20          0.53          0.61
  Net realized and unrealized gain (loss) on
   investment ........................................       0.90          1.07          1.29
                                                          -------       -------      --------
   Net income (loss) from operations .................       2.10          1.60          1.90
                                                          -------       -------      --------
Accumulation unit value, end of period ...............    $ 15.60       $ 13.50      $  11.90
                                                          =======       =======      ========
Total return .........................................      15.55 %       13.40 %       19.03 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........    $ 29,123      $ 17,946     $  9,446
 Ratio of net investment income (loss) to average
  net assets .........................................       8.14 %        4.35 %        5.47 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights
For the Period Ended
(unaudited)

                                                                          WRL C.A.S.E. Growth Subaccount
                                                       --------------------------------------------------------------------
                                                         June 30,                        December 31,
                                                       ------------ -------------------------------------------------------
                                                           2000          1999          1998          1997        1996(1)
                                                       ------------ ------------- ------------- ------------- -------------
Accumulation unit value, beginning of period .........  $  16.60       $ 12.51       $ 12.32       $ 10.81      $  10.00
 Income from operations:
  Net investment income (loss) .......................     (0.07)         1.52          1.24          1.51          0.37
  Net realized and unrealized gain (loss) on
   investment ........................................     (0.17)         2.57         (1.05)         0.00          0.44
                                                        --------       -------       -------       -------      --------
   Net income (loss) from operations .................     (0.24)         4.09          0.19          1.51          0.81
                                                        --------       -------       -------       -------      --------
Accumulation unit value, end of period ...............  $  16.36       $ 16.60       $ 12.51       $ 12.32      $  10.81
                                                        ========       =======       =======       =======      ========
Total return .........................................    (1.45)%        32.65 %        1.56 %       14.00 %        8.09 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........  $ 27,635       $ 27,509      $ 17,730      $ 11,946     $  4,466
 Ratio of net investment income (loss) to average
  net assets .........................................    (0.90)%        10.16 %       10.21 %       12.65 %        6.11 %

                                                                         WRL NWQ Value Equity Subaccount
                                                       -------------------------------------------------------------------
                                                         June 30,                        December 31,
                                                       ------------ ------------------------------------------------------
                                                           2000          1999         1998          1997        1996(1)
                                                       ------------ ------------- ------------ ------------- -------------
Accumulation unit value, beginning of period .........   $  14.08      $ 13.16      $ 13.94       $ 11.25      $  10.00
 Income from operations:
  Net investment income (loss) .......................     (0.06)         0.20         0.95          0.14          0.05
  Net realized and unrealized gain (loss) on
   investment ........................................      0.25          0.72        (1.73)         2.55          1.20
                                                         --------      -------      -------       -------      --------
   Net income (loss) from operations .................      0.19          0.92        (0.78)         2.69          1.25
                                                         --------      -------      -------       -------      --------
Accumulation unit value, end of period ...............   $  14.27      $ 14.08      $ 13.16       $ 13.94      $  11.25
                                                         ========      =======      =======       =======      ========
Total return .........................................      1.35 %        6.98 %       (5.63)%      23.93 %       12.51 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........   $ 25,270      $ 26,678     $ 26,083      $ 26,714     $  8,887
 Ratio of net investment income (loss) to average
  net assets .........................................     (0.90)%         1.42 %       6.84 %        1.05 %        0.77 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights
For the Period Ended
(unaudited)

                                                                  WRL GE International Equity Subaccount
                                                         --------------------------------------------------------
                                                          June 30,                   December 31,
                                                         ----------   -------------------------------------------
                                                            2000           1999           1998          1997(1)
                                                         ----------   -------------   ------------   ------------
Accumulation unit value, beginning of period .........   $ 14.76      $ 11.92          $ 10.65        $ 10.00
 Income from operations:
  Net investment income (loss) .......................     (0.07)       0.62            (0.09)         (0.03)
  Net realized and unrealized gain (loss) on
   investment ........................................      0.05        2.22             1.36           0.68
                                                         --------     -------          --------       --------
   Net income (loss) from operations .................     (0.02)       2.84             1.27           0.65
                                                         --------     -------          --------       --------
Accumulation unit value, end of period ...............   $ 14.74      $ 14.76          $ 11.92        $ 10.65
                                                         ========     =======          ========       ========
Total return .........................................    (0.12)%      23.84 %          11.84 %         6.54 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........   $ 7,864      $ 7,013          $ 5,827        $ 2,289
 Ratio of net investment income (loss) to average
  net assets .........................................    (0.90)%     5.09 %          (0.81)%        (0.28)%

                                                                        WRL GE U.S. Equity Subaccount
                                                         ------------------------------------------------------------
                                                           June 30,                     December 31,
                                                         ------------   ---------------------------------------------
                                                             2000            1999            1998          1997(1)
                                                         ------------   -------------   -------------   -------------
Accumulation unit value, beginning of period .........    $  17.99        $  15.33        $  12.59      $ 10.00
 Income from operations:
  Net investment income (loss) .......................       (0.08)          1.38            0.73         0.99
  Net realized and unrealized gain (loss) on
   investment ........................................        0.02           1.28            2.01         1.60
                                                          --------        --------        --------      -------
   Net income (loss) from operations .................       (0.06)          2.66            2.74         2.59
                                                          --------        --------        --------      -------
Accumulation unit value, end of period ...............    $  17.93        $  17.99        $  15.33      $ 12.59
                                                          ========        ========        ========      =======
Total return .........................................      (0.33)%         17.35 %         21.78 %      25.89 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........    $ 28,995        $ 26,416        $ 14,084      $ 3,258
 Ratio of net investment income (loss) to average
  net assets .........................................      (0.90)%          8.27 %          5.30 %       8.28 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights
For the Period Ended
(unaudited)

                                                                                                            WRL
                                                                       WRL                              J.P. Morgan
                                                                Third Avenue Value                Real Estate Securities
                                                                    Subaccount                          Subaccount
                                                       ------------------------------------ -----------------------------------
                                                        June 30,        December 31,         June 30,        December 31,
                                                       ---------- ------------------------- ---------- ------------------------
                                                          2000         1999       1998(1)      2000        1999       1998(1)
                                                       ---------- ------------- ----------- ---------- ----------- ------------
Accumulation unit value, beginning of period ......... $ 10.59      $   9.23    $ 10.00     $  8.06     $   8.46   $ 10.00
 Income from operations:
  Net investment income (loss) .......................   (0.06)         0.19      (0.05)      (0.04)        0.07    (0.05)
  Net realized and unrealized gain (loss) on
   investment ........................................    2.45          1.17      (0.72)       1.23        (0.47)   (1.49)
                                                       --------     --------    -------     -------     --------   -------
   Net income (loss) from operations .................    2.39          1.36      (0.77)       1.19        (0.40)   (1.54)
                                                       --------     --------    -------     -------     --------   -------
Accumulation unit value, end of period ............... $ 12.98      $  10.59    $  9.23     $  9.25     $   8.06   $ 8.46
                                                       ========     ========    =======     =======     ========   =======
Total return .........................................  22.60 %        14.68 %   (7.67)%     14.73 %      (4.63)%  (15.44)%
Ratios and supplemental data:
 Net assets at end of period (in thousands) .......... $ 8,949      $  3,411    $ 2,807     $ 1,118     $    627   $  709
 Ratio of net investment income (loss) to average
  net assets .........................................  (0.90)%         1.98 %   (0.52)%     (0.90)%        0.95%   (0.90)%

                                                                     WRL                           WRL
                                                                Goldman Sachs                 Goldman Sachs
                                                                   Growth                       Small Cap
                                                                 Subaccount                     Subaccount
                                                         ---------------------------   ----------------------------
                                                          June 30,     December 31,      June 30,      December 31,
                                                         ----------   --------------   ------------   -------------
                                                            2000          1999(1)          2000          1999(1)
                                                         ----------   --------------   ------------   -------------
Accumulation unit value, beginning of period .........   $ 11.29      $ 10.00           $ 10.92         $  10.00
 Income from operations:
  Net investment income (loss) .......................     (0.05)      (0.05)            (0.05)             0.76
  Net realized and unrealized gain (loss) on
   investment ........................................      0.15        1.34              0.39              0.16
                                                         --------     ---------         --------        --------
   Net income (loss) from operations .................      0.10        1.29              0.34              0.92
                                                         --------     ---------         --------        --------
Accumulation unit value, end of period ...............   $ 11.39      $ 11.29           $ 11.26         $  10.92
                                                         ========     =========         ========        ========
Total return .........................................     0.91 %      12.91 %            3.11 %            9.23 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........   $ 1,497      $   977           $   696         $    344
 Ratio of net investment income (loss) to average
  net assets .........................................    (0.90)%     (0.90)%          (0.90)%             15.66 %

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights
For the Period Ended
(unaudited)

                                                                  WRL                         WRL
                                                             T. Rowe Price               T. Rowe Price
                                                            Dividend Growth                Small Cap
                                                              Subaccount                  Subaccount
                                                      --------------------------- ---------------------------
                                                        June 30,    December 31,    June 30,    December 31,
                                                      ------------ -------------- ------------ --------------
                                                          2000         1999(1)        2000         1999(1)
                                                      ------------ -------------- ------------ --------------
Accumulation unit value, beginning of period ........ $  9.16      $ 10.00         $ 12.31        $  10.00
 Income from operations:
  Net investment income (loss) ...................... (0.04)        (0.04)          (0.06)            0.41
  Net realized and unrealized gain (loss) on
   investment .......................................  0.20         (0.80)           0.87             1.90
                                                      -------      -------         --------       --------
   Net income (loss) from operations ................  0.16         (0.84)           0.81             2.31
                                                      -------      -------         --------       --------
Accumulation unit value, end of period .............. $ 9.32       $ 9.16          $ 13.12        $  12.31
                                                      =======      =======         ========       ========
Total return ........................................  1.70 %       (8.37)%          6.61 %          23.09 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ......... $  750       $  501          $ 2,230        $    925
 Ratio of net investment income (loss) to average
  net assets ........................................ (0.90)%       (0.90)%          (0.90)%          8.13 %


                                                                 WRL
                                                               Salomon
                                                               All Cap
                                                              Subaccount
                                                      --------------------------
                                                        June 30,    December 31,
                                                      ------------ -------------
                                                          2000        1999(1)
                                                      ------------ -------------
Accumulation unit value, beginning of period ........  $ 10.70        $ 10.00
 Income from operations:
  Net investment income (loss) ......................   (0.05)           0.40
  Net realized and unrealized gain (loss) on
   investment .......................................    1.74            0.30
                                                       --------       -------
   Net income (loss) from operations ................    1.69            0.70
                                                       --------       -------
Accumulation unit value, end of period ..............  $ 12.39        $ 10.70
                                                       ========       =======
Total return ........................................   15.76 %          7.02 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) .........  $ 2,166        $   383
 Ratio of net investment income (loss) to average
  net assets ........................................ (0.90)%            8.07 %

                                                              WRL                        WRL
                                                        Pilgrim Baxter                 Dreyfus
                                                        Mid Cap Growth                 Mid Cap
                                                          Subaccount                  Subaccount
                                                  --------------------------- --------------------------
                                                    June 30,    December 31,    June 30,    December 31,
                                                  ------------ -------------- ------------ -------------
                                                      2000         1999(1)        2000        1999(1)
                                                  ------------ -------------- ------------ -------------
Accumulation unit value, beginning of period ....   $  15.98      $  10.00     $ 10.14     $ 10.00
 Income from operations:
  Net investment income (loss) ..................     (0.08)          0.04      (0.04)      (0.04)
  Net realized and unrealized gain (loss) on
   investment ...................................      3.62           5.94       0.97        0.18
                                                    --------      --------     --------    ---------
   Net income (loss) from operations ............      3.54           5.98       0.93        0.14
                                                    --------      --------     --------    ---------
Accumulation unit value, end of period ..........   $  19.52      $  15.98     $ 11.07     $ 10.14
                                                    ========      ========     ========    =========
Total return ....................................     22.16 %        59.78 %     9.12 %      1.44 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) .....   $ 35,910      $  5,065     $ 1,002     $   337
 Ratio of net investment income (loss) to average
  net assets ....................................     (0.90)%         0.62 %  (0.90)%      (0.90)%

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account

Financial Highlights
For the Period Ended
(unaudited)

                                                                 WRL                   WRL                   WRL
                                                              Value Line        Great Companies -     Great Companies -
                                                          Aggressive Growth         America(SM)         Technology(SM)
                                                              Subaccount            Subaccount           Subaccount
                                                         -------------------   -------------------   ------------------
                                                               June 30,              June 30,             June 30,
                                                         -------------------   -------------------   ------------------
                                                               2000(1)               2000(1)               2000(1)
                                                         -------------------   -------------------   ------------------
Accumulation unit value, beginning of period .........   $ 10.00               $ 10.00               $ 10.00
 Income from operations:
  Net investment income (loss) .......................    (0.02)                (0.02)                (0.02)
  Net realized and unrealized gain (loss) on
   investment ........................................     0.49                  0.42                  0.41
                                                         ---------             ---------             ---------
   Net income (loss) from operations .................     0.47                  0.40                  0.39
                                                         ---------             ---------             ---------
Accumulation unit value, end of period ...............   $ 10.47               $ 10.40               $ 10.39
                                                         =========             =========             =========
Total return .........................................     4.74 %                4.04 %                3.94 %
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........   $   422               $ 3,571               $   998
 Ratio of net investment income (loss) to average
  net assets .........................................   (0.90)%               (0.90)%               (0.90)%

                                                            Fidelity VIP III       Fidelity VIP II     Fidelity VIP
                                                          Growth Opportunities      Contrafund(R)      Equity-Income
                                                               Subaccount             Subaccount        Subaccount
                                                         ----------------------   -----------------   --------------
                                                                June 30,               June 30,          June 30,
                                                         ----------------------   -----------------   --------------
                                                                 2000(1)               2000(1)            2000(1)
                                                         ----------------------   -----------------   --------------
Accumulation unit value, beginning of period .........   $ 10.00                  $ 10.00             $ 10.00
 Income from operations:
  Net investment income (loss) .......................    0.00                      0.00                0.00
  Net realized and unrealized gain (loss) on
   investment ........................................    0.01                     (0.02)              (0.08)
                                                         -------                  -------             -------
   Net income (loss) from operations .................    0.01                     (0.02)              (0.08)
                                                         -------                  -------             -------
Accumulation unit value, end of period ...............   $ 10.01                  $ 9.98              $ 9.92
                                                         =======                  =======             =======
Total return .........................................    0.09 %                   (0.23)%             (0.76)%
Ratios and supplemental data:
 Net assets at end of period (in thousands) ..........   $  155                   $  198              $   43
 Ratio of net investment income (loss) to average
  net assets .........................................   (0.90)%                   (0.90)%             (0.90)%

See accompanying notes which are an integral part of the financial statements.

WRL Series Life Account
Notes to the Financial Statements
At June 30, 2000
(unaudited)

NOTE 1 -- ORGANIZATION AND SUMMARY OF
          SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL", or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Life Account contains twenty-nine investment options referred to as subaccounts. Each subaccount invests exclusively in a corresponding Portfolio (the "Portfolio") of a Series Fund, which collectively is referred to as the "Fund". The Life Account contains four Funds (collectively referred to as the "Funds"). Each Fund is a registered management investment company under the Investment Company Act of 1940, as amended.

Subaccount Investment by Fund:

WRL Series Fund, Inc.
     WRL J.P. Morgan Money Market
     WRL AEGON Bond
     WRL Janus Growth
     WRL Janus Global
     WRL LKCM Strategic Total Return
     WRL VKAM Emerging Growth
     WRL Alger Aggressive Growth
     WRL AEGON Balanced
     WRL Federated Growth & Income
     WRL Dean Asset Allocation
     WRL C.A.S.E. Growth
     WRL NWQ Value Equity
     WRL GE International Equity
      (formerly WRL GE/Scottish Equitable
      International Equity)
     WRL GE U.S. Equity
     WRL Third Avenue Value
     WRL J.P. Morgan Real Estate Securities
     WRL Goldman Sachs Growth
     WRL Goldman Sachs Small Cap
     WRL T. Rowe Price Dividend Growth
     WRL T. Rowe Price Small Cap
     WRL Salomon All Cap
     WRL Pilgrim Baxter Mid Cap Growth
     WRL Dreyfus Mid Cap
     WRL Value Line Aggressive Growth
     WRL Great Companies - America(SM)
     WRL Great Companies - Technology(SM)

Variable Insurance Products Fund III (VIP III)
  Fidelity VIP III Growth Opportunities Portfolio - Service Class 2 (Referred to as "Fidelity VIP III Growth Opportunities")


Variable Insurance Products Fund II (VIP II)
  Fidelity VIP II Contrafund(R) Portfolio - Service Class 2 (Referred to as "Fidelity VIP II Contrafund(R)")


Variable Insurance Products Fund (VIP)
  Fidelity VIP Equity Income Portfolio - Service Class 2 (Referred to as "Fidelity VIP Equity-Income")

The WRL Series Fund, Inc. has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by WRL Management.

Each period reported on within the financial statements reflects a full six or twelve month period except as follows:

Subaccount                                  Inception Date
----------------------------------------   ---------------
WRL Dean Asset Allocation                      01/03/1995
WRL C.A.S.E. Growth                            05/01/1996
WRL NWQ Value Equity                           05/01/1996
WRL GE International Equity                    01/02/1997
WRL GE U.S. Equity                             01/02/1997
WRL Third Avenue Value                         01/02/1998
WRL J.P. Morgan Real Estate Securities         05/01/1998
WRL Goldman Sachs Growth                       07/01/1999
WRL Goldman Sachs Small Cap                    07/01/1999
WRL T. Rowe Price Dividend Growth              07/01/1999
WRL T. Rowe Price Small Cap                    07/01/1999
WRL Salomon All Cap                            07/01/1999
WRL Pilgrim Baxter Mid Cap Growth              07/01/1999
WRL Dreyfus Mid Cap                            07/01/1999
WRL Value Line Aggressive Growth               05/01/2000

WRL Series Life Account
Notes to the Financial Statements
At June 30, 2000
(unaudited)

NOTE 1 -- (continued)

Subaccount (continued)                     Inception Date
---------------------------------------   ---------------
WRL Great Companies - America(SM)             05/01/2000
WRL Great Companies - Technology(SM)          05/01/2000
Fidelity VIP III Growth Opportunities         05/01/2000
Fidelity VIP II Contrafund(R)                 05/01/2000
Fidelity VIP Equity-Income                    05/01/2000

On May 1, 2000, WRL made initial contributions totaling $675,000 to the Life Account. The respective amounts of the contributions and units received are as follows:

Subaccount                         Contribution     Units
-------------------------------   --------------   -------
WRL Value Line Aggressive
  Growth                          $ 200,000        20,000
WRL Great Companies -
  America(SM)                       200,000        20,000
WRL Great Companies -
  Technology(SM)                    200,000        20,000
Fidelity VIP III Growth
  Opportunities                      25,000        2,500
Fidelity VIP II Contrafund(R)        25,000        2,500
Fidelity VIP Equity-Income           25,000        2,500

The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Life Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

A. Valuation of Investments and Securities Transactions

Investments in the Funds' shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, as determined by the Funds. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. Federal Income Taxes

The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 -- CHARGES AND DEDUCTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A. Policy Charges

Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.

Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B. Life Account Charges

A daily charge equal to an annual rate of .90% of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks on the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Fund does not change either the accumulation unit value or equity values within the Life Account.

WRL Series Life Account
Notes to the Financial Statements
At June 30, 2000
(unaudited)

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the period ended June 30, 2000 are as follows (in thousands):

                                                      Proceeds
                                   Purchases of      from Sales
Subaccount                          Securities      of Securities
-------------------------------   --------------   --------------
WRL J.P. Morgan Money
  Market                          $ 275,368        $ 296,883
WRL AEGON Bond                        1,289            4,769
WRL Janus Growth                     45,934           49,500
WRL Janus Global                     42,255            6,241
WRL LKCM Strategic Total
  Return                              2,593            6,475
WRL VKAM Emerging Growth            305,250          244,241
WRL Alger Aggressive Growth          39,641            5,235
WRL AEGON Balanced                    1,821            1,050
WRL Federated Growth &
  Income                              4,090            2,134
WRL Dean Asset Allocation             1,308            5,541
WRL C.A.S.E. Growth                   2,863            2,409
WRL NWQ Value Equity                  2,887            4,564
WRL GE International Equity           2,756            1,936
WRL GE U.S. Equity                    5,008            2,221
WRL Third Avenue Value                6,211            1,723
WRL J.P. Morgan Real Estate
  Securities                          1,935            1,608
WRL Goldman Sachs Growth                732              257
WRL Goldman Sachs Small
  Cap                                   440              105
WRL T. Rowe Price Dividend
  Growth                                668              399
WRL T. Rowe Price Small Cap           1,550              288
WRL Salomon All Cap                   2,638            1,040
WRL Pilgrim Baxter Mid Cap
  Growth                             32,400            2,107
WRL Dreyfus Mid Cap                   1,550              918
WRL Value Line Aggressive
  Growth                                389                1
WRL Great Companies -
  America(SM)                         3,601              207
WRL Great Companies -
  Technology(SM)                        900                1
Fidelity VIP III Growth
  Opportunities                         144                1
Fidelity VIP II Contrafund(R)           188                1
Fidelity VIP Equity-Income               59               16

NOTE 5 -- FINANCIAL HIGHLIGHTS

Per unit information has been computed using average units outstanding throughout each period. Total return is not annualized for periods of less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods of less than one year.

              Report of Independent Certified Public Accountants

To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Policy Owners of the WRL Series Life Account

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Subaccounts constituting the WRL Series Life Account (a separate account of Western Reserve Life Assurance Co. of Ohio ("WRL")) at December 31, 1999, the results of each of their operations, the changes in each of their net assets and financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of WRL's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.


[GRAPHIC OMITTED]


PricewaterhouseCoopers LLP
Tampa, Florida
February 16, 2000

WRL Series Life Account
Statements of Assets and Liabilities
At December 31, 1999
All Amounts (except per unit amounts) in Thousands

                                                               WRL             WRL             WRL            WRL
                                                           J.P. Morgan        AEGON           Janus          Janus
                                                          Money Market        Bond           Growth          Global
                                                           Subaccount      Subaccount      Subaccount      Subaccount
Assets:
 Investment in WRL Series Fund, Inc.:
  Shares .............................................        58,182           2,559           17,348         12,035
                                                            ========        ========      ===========      =========
  Cost ...............................................      $ 58,182        $ 29,390      $   743,669      $ 257,249
                                                            ========        ========      ===========      =========
 Investment, at net asset value ......................      $ 58,182        $ 27,148      $ 1,353,104      $ 450,848
 Transfers receivable from depositor .................             0               0              853            650
                                                            --------        --------      -----------      ---------
  Total assets .......................................        58,182          27,148        1,353,957        451,498
                                                            --------        --------      -----------      ---------
Liabilities:
 Accrued expenses ....................................             0               0                0              0
 Transfers payable to depositor ......................         2,112              19                0              0
                                                            --------        --------      -----------      ---------
  Total liabilities ..................................         2,112              19                0              0
                                                            --------        --------      -----------      ---------
  Net assets .........................................      $ 56,070        $ 27,129      $ 1,353,957      $ 451,498
                                                            ========        ========      ===========      =========
Net Assets Consists of:
 Policy Owners' equity ...............................      $ 56,070        $ 27,129      $ 1,353,957      $ 451,498
 Depositor's equity ..................................             0               0                0              0
                                                            --------        --------      -----------      ---------
  Net assets applicable to units outstanding .........      $ 56,070        $ 27,129      $ 1,353,957      $ 451,498
                                                            ========        ========      ===========      =========
 Policy Owners' units ................................         3,206           1,232            9,293         11,605
 Depositor's units ...................................             0               0                0              0
                                                            --------        --------      -----------      ---------
  Units outstanding ..................................         3,206           1,232            9,293         11,605
                                                            ========        ========      ===========      =========
  Accumulation unit value ............................      $  17.49        $  22.01      $    145.70      $   38.91
                                                            ========        ========      ===========      =========

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Statements of Assets and Liabilities
At December 31, 1999
All Amounts (except per unit amounts) in Thousands

                                                               WRL             WRL            WRL
                                                              LKCM            VKAM           Alger          WRL
                                                            Strategic       Emerging      Aggressive       AEGON
                                                          Total Return       Growth         Growth        Balanced
                                                           Subaccount      Subaccount     Subaccount     Subaccount
Assets:
 Investment in WRL Series Fund, Inc.:
  Shares .............................................          6,332         13,205         10,626         1,436
                                                            =========      =========      =========      ========
  Cost ...............................................      $  90,108      $ 343,339      $ 206,459      $ 17,378
                                                            =========      =========      =========      ========
 Investment, at net asset value ......................      $ 106,667      $ 607,493      $ 353,584      $ 18,182
 Transfers receivable from depositor .................              0            637            594             1
                                                            ---------      ---------      ---------      --------
  Total assets .......................................        106,667        608,130        354,178        18,183
                                                            ---------      ---------      ---------      --------
Liabilities:
 Accrued expenses ....................................              0              0              0             0
 Transfers payable to depositor ......................              2              0              0             0
                                                            ---------      ---------      ---------      --------
  Total liabilities ..................................              2              0              0             0
                                                            ---------      ---------      ---------      --------
  Net assets .........................................      $ 106,665      $ 608,130      $ 354,178      $ 18,183
                                                            =========      =========      =========      ========
Net Assets Consists of:
 Policy Owners' equity ...............................      $ 106,665      $ 608,130      $ 354,178      $ 18,183
 Depositor's equity ..................................              0              0              0             0
                                                            ---------      ---------      ---------      --------
  Net assets applicable to units outstanding .........      $ 106,665      $ 608,130      $ 354,178      $ 18,183
                                                            =========      =========      =========      ========
 Policy Owners' units ................................          4,674          9,357          7,928         1,186
 Depositor's units ...................................              0              0              0             0
                                                            ---------      ---------      ---------      --------
  Units outstanding ..................................          4,674          9,357          7,928         1,186
                                                            =========      =========      =========      ========
  Accumulation unit value ............................      $   22.82      $   64.99      $   44.67      $  15.33
                                                            =========      =========      =========      ========

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Statements of Assets and Liabilities
At December 31, 1999
All Amounts (except per unit amounts) in Thousands

                                                              WRL
                                                           Federated         WRL            WRL            WRL
                                                           Growth &      Dean Asset      C.A.S.E.          NWQ
                                                            Income       Allocation       Growth       Value Equity
                                                          Subaccount     Subaccount     Subaccount      Subaccount
Assets:
 Investment in WRL Series Fund, Inc.:
  Shares .............................................        1,594          2,746          1,751           2,087
                                                           ========       ========       ========        ========
  Cost ...............................................     $ 19,647       $ 36,698       $ 25,553        $ 28,559
                                                           ========       ========       ========        ========
 Investment, at net asset value ......................     $ 17,383       $ 33,309       $ 27,504        $ 26,650
 Transfers receivable from depositor .................            6              8              5              28
                                                           --------       --------       --------        --------
  Total assets .......................................       17,389         33,317         27,509          26,678
                                                           --------       --------       --------        --------
Liabilities:
 Accrued expenses ....................................            0              0              0               0
 Transfers payable to depositor ......................            0              0              0               0
                                                           --------       --------       --------        --------
  Total liabilities ..................................            0              0              0               0
                                                           --------       --------       --------        --------
  Net assets .........................................     $ 17,389       $ 33,317       $ 27,509        $ 26,678
                                                           ========       ========       ========        ========
Net Assets Consists of:
 Policy Owners' equity ...............................     $ 17,389       $ 33,317       $ 27,509        $ 26,678
 Depositor's equity ..................................            0              0              0               0
                                                           --------       --------       --------        --------
  Net assets applicable to units outstanding .........     $ 17,389       $ 33,317       $ 27,509        $ 26,678
                                                           ========       ========       ========        ========
 Policy Owners' units ................................        1,117          2,128          1,657           1,895
 Depositor's units ...................................            0              0              0               0
                                                           --------       --------       --------        --------
  Units outstanding ..................................        1,117          2,128          1,657           1,895
                                                           ========       ========       ========        ========
  Accumulation unit value ............................     $  15.57       $  15.66       $  16.60        $  14.08
                                                           ========       ========       ========        ========

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Statements of Assets and Liabilities
At December 31, 1999
All Amounts (except per unit amounts) in Thousands

                                                               WRL
                                                           GE/Scottish                                           WRL
                                                            Equitable           WRL              WRL         J.P. Morgan
                                                          International          GE         Third Avenue     Real Estate
                                                              Equity        U.S. Equity         Value        Securities
                                                            Subaccount       Subaccount      Subaccount      Subaccount
Assets:
 Investment in WRL Series Fund, Inc.:
  Shares .............................................           489             1,669             329             78
                                                             =======          ========         =======         ======
  Cost ...............................................       $ 6,058          $ 24,322         $ 3,045         $  674
                                                             =======          ========         =======         ======
 Investment, at net asset value ......................       $ 6,985          $ 26,359         $ 3,435         $  632
 Transfers receivable from depositor .................            28                57               0              0
                                                             -------          --------         -------         ------
  Total assets .......................................         7,013            26,416           3,435            632
                                                             -------          --------         -------         ------
Liabilities:
 Accrued expenses ....................................             0                 0               0              0
 Transfers payable to depositor ......................             0                 0              24              5
                                                             -------          --------         -------         ------
  Total liabilities ..................................             0                 0              24              5
                                                             -------          --------         -------         ------
  Net assets .........................................       $ 7,013          $ 26,416         $ 3,411         $  627
                                                             =======          ========         =======         ======
Net Assets Consists of:
 Policy Owners' equity ...............................       $ 7,013          $ 26,416         $ 3,411         $  304
 Depositor's equity ..................................             0                 0               0            323
                                                             -------          --------         -------         ------
  Net assets applicable to units outstanding .........       $ 7,013          $ 26,416         $ 3,411         $  627
                                                             =======          ========         =======         ======
 Policy Owners' units ................................           475             1,468             322             38
 Depositor's units ...................................             0                 0               0             40
                                                             -------          --------         -------         ------
  Units outstanding ..................................           475             1,468             322             78
                                                             =======          ========         =======         ======
  Accumulation unit value ............................       $ 14.76          $  17.99         $ 10.59         $ 8.06
                                                             =======          ========         =======         ======

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Statements of Assets and Liabilities
At December 31, 1999
All Amounts (except per unit amounts) in Thousands

                                                             WRL             WRL              WRL              WRL
                                                        Goldman Sachs   Goldman Sachs    T. Rowe Price    T. Rowe Price
                                                            Growth        Small Cap     Dividend Growth     Small Cap
                                                          Subaccount      Subaccount       Subaccount      Subaccount
Assets:
 Investment in WRL Series Fund, Inc.:
  Shares .............................................          83              31               53               69
                                                           =======         =======           ======          =======
  Cost ...............................................     $   858         $   325           $  505          $   784
                                                           =======         =======           ======          =======
 Investment, at net asset value ......................     $   972         $   346           $  491          $   924
 Transfers receivable from depositor .................           5               0               10                1
                                                           -------         -------           ------          -------
  Total assets .......................................         977             346              501              925
                                                           -------         -------           ------          -------
Liabilities:
 Accrued expenses ....................................           0               0                0                0
 Transfers payable to depositor ......................           0               2                0                0
                                                           -------         -------           ------          -------
  Total liabilities ..................................           0               2                0                0
                                                           -------         -------           ------          -------
  Net assets .........................................     $   977         $   344           $  501          $   925
                                                           =======         =======           ======          =======
Net Assets Consists of:
 Policy Owners' equity ...............................     $   949         $   317           $  478          $   894
 Depositor's equity ..................................          28              27               23               31
                                                           -------         -------           ------          -------
  Net assets applicable to units outstanding .........     $   977         $   344           $  501          $   925
                                                           =======         =======           ======          =======
 Policy Owners' units ................................          84              28               52               72
 Depositor's units ...................................           3               3                3                3
                                                           -------         -------           ------          -------
  Units outstanding ..................................          87              31               55               75
                                                           =======         =======           ======          =======
  Accumulation unit value ............................     $ 11.29         $ 10.92           $ 9.16          $ 12.31
                                                           =======         =======           ======          =======

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Statements of Assets and Liabilities
At December 31, 1999
All Amounts (except per unit amounts) in Thousands

                                                        WRL            WRL           WRL
                                                      Salomon    Pilgrim Baxter    Dreyfus
                                                      All Cap    Mid Cap Growth    Mid Cap
                                                    Subaccount     Subaccount     Subaccount
Assets:
 Investment in WRL Series Fund, Inc.:
  Shares .........................................         34            285            30
                                                      =======        =======       =======
  Cost ...........................................    $   365        $ 3,873       $   298
                                                      =======        =======       =======
 Investment, at net asset value ..................    $   383        $ 5,051       $   322
 Transfers receivable from depositor .............          0             14            15
                                                      -------        -------       -------
  Total assets ...................................        383          5,065           337
                                                      -------        -------       -------
Liabilities:
 Accrued expenses ................................          0              0             0
 Transfers payable to depositor ..................          0              0             0
                                                      -------        -------       -------
  Total liabilities ..............................          0              0             0
                                                      -------        -------       -------
  Net assets .....................................    $   383        $ 5,065       $   337
                                                      =======        =======       =======
Net Assets Consists of:
 Policy Owners' equity ...........................    $   356        $ 5,065       $   312
 Depositor's equity ..............................         27              0            25
                                                      -------        -------       -------
  Net assets applicable to units outstanding .....    $   383        $ 5,065       $   337
                                                      =======        =======       =======
 Policy Owners' units ............................         33            317            30
 Depositor's units ...............................          3              0             3
                                                      -------        -------       -------
  Units outstanding ..............................         36            317            33
                                                      =======        =======       =======
  Accumulation unit value ........................    $ 10.70        $ 15.98       $ 10.14
                                                      =======        =======       =======

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Statements of Operations
For the Year Ended December 31, 1999
All Amounts in Thousands

                                                                     WRL             WRL            WRL           WRL
                                                                 J.P. Morgan        AEGON          Janus         Janus
                                                                Money Market        Bond          Growth         Global
                                                                 Subaccount      Subaccount     Subaccount     Subaccount
Investment Income:
 Dividend income ...........................................       $ 1,813        $  1,562      $  19,913      $       0
 Capital gain distributions ................................             0               0        215,100         29,152
                                                                   -------        --------      ---------      ---------
  Total investment income ..................................         1,813           1,562        235,013         29,152
Expenses:
 Mortality and expense risk ................................           339             233          8,918          2,614
                                                                   -------        --------      ---------      ---------
  Net investment income (loss) .............................         1,474           1,329        226,095         26,538
                                                                   -------        --------      ---------      ---------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .........             0             317         26,760          3,824
 Change in unrealized appreciation (depreciation) ..........             0          (2,644)       235,401        149,719
                                                                   -------        --------      ---------      ---------
  Net gain (loss) on investment securities .................             0          (2,327)       262,161        153,543
                                                                   -------        --------      ---------      ---------
   Net increase (decrease) in net assets resulting
     from operations .......................................       $ 1,474        $   (998)     $ 488,256      $ 180,081
                                                                   =======        ========      =========      =========

                                                                     WRL             WRL            WRL
                                                                    LKCM            VKAM           Alger          WRL
                                                                  Strategic       Emerging      Aggressive       AEGON
                                                                Total Return       Growth         Growth        Balanced
                                                                 Subaccount      Subaccount     Subaccount     Subaccount
Investment Income:
 Dividend income ...........................................      $  2,159       $   2,813      $  15,251       $  363
 Capital gain distributions ................................         6,826          82,040         22,784            0
                                                                  --------       ---------      ---------       ------
  Total investment income ..................................         8,985          84,853         38,035          363
Expenses:
 Mortality and expense risk ................................           913           3,146          2,069          150
                                                                  --------       ---------      ---------       ------
  Net investment income (loss) .............................         8,072          81,707         35,966          213
                                                                  --------       ---------      ---------       ------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .........         3,286          39,266          5,348          292
 Change in unrealized appreciation (depreciation) ..........          (461)        178,458         96,140         (187)
                                                                  --------       ---------      ---------       ------
  Net gain (loss) on investment securities .................         2,825         217,724        101,488          105
                                                                  --------       ---------      ---------       ------
   Net increase (decrease) in net assets resulting
     from operations .......................................      $ 10,897       $ 299,431      $ 137,454       $  318
                                                                  ========       =========      =========       ======

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Statements of Operations
For the Year Ended December 31, 1999
All Amounts in Thousands

                                                                    WRL
                                                                 Federated         WRL            WRL            WRL
                                                                 Growth &      Dean Asset      C.A.S.E.          NWQ
                                                                  Income       Allocation       Growth       Value Equity
                                                                Subaccount     Subaccount     Subaccount      Subaccount
Investment Income:
 Dividend income ...........................................     $  1,109      $   1,118        $ 2,613        $   219
 Capital gain distributions ................................          132            178              0            400
                                                                 --------      ---------        -------        -------
  Total investment income ..................................        1,241          1,296          2,613            619
Expenses:
 Mortality and expense risk ................................          150            342            211            240
                                                                 --------      ---------        -------        -------
  Net investment income (loss) .............................        1,091            954          2,402            379
                                                                 --------      ---------        -------        -------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .........            9            948            427            307
 Change in unrealized appreciation (depreciation) ..........       (2,087)        (4,362)         3,473            850
                                                                 --------      ---------        -------        -------
  Net gain (loss) on investment securities .................       (2,078)        (3,414)         3,900          1,157
                                                                 --------      ---------        -------        -------
   Net increase (decrease) in net assets resulting
     from operations .......................................     $   (987)     $  (2,460)       $ 6,302        $ 1,536
                                                                 ========      =========        =======        =======

                                                                     WRL
                                                                 GE/Scottish                          WRL            WRL
                                                                  Equitable           WRL            Third       J.P. Morgan
                                                                International          GE           Avenue       Real Estate
                                                                    Equity        U.S. Equity        Value       Securities
                                                                  Subaccount       Subaccount     Subaccount     Subaccount
Investment Income:
 Dividend income ...........................................       $    24          $   786         $   89         $   11
 Capital gain distributions ................................           358            1,131              0              0
                                                                   -------          -------         ------         ------
  Total investment income ..................................           382            1,917             89             11
Expenses:
 Mortality and expense risk ................................            57              187             28              5
                                                                   -------          -------         ------         ------
  Net investment income (loss) .............................           325            1,730             61              6
                                                                   -------          -------         ------         ------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .........           296              575           (126)           (75)
 Change in unrealized appreciation (depreciation) ..........           808              969            491             34
                                                                   -------          -------         ------         ------
  Net gain (loss) on investment securities .................         1,104            1,544            365            (41)
                                                                   -------          -------         ------         ------
   Net increase (decrease) in net assets resulting
     from operations .......................................       $ 1,429          $ 3,274         $  426         $  (35)
                                                                   =======          =======         ======         ======

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Statements of Operations
For the Year Ended December 31, 1999
All Amounts in Thousands

                                                                   WRL             WRL              WRL              WRL
                                                              Goldman Sachs   Goldman Sachs    T. Rowe Price    T. Rowe Price
                                                                  Growth        Small Cap     Dividend Growth     Small Cap
                                                              Subaccount(1)   Subaccount(1)    Subaccount(1)    Subaccount(1)
Investment Income:
 Dividend income ...........................................      $   0           $  15           $    0            $  29
 Capital gain distributions ................................          0               0                0                0
                                                                  -----           -----           ------            -----
  Total investment income ..................................          0              15                0               29
Expenses:
 Mortality and expense risk ................................          2               1                1                3
                                                                  -----           -----           ------            -----
  Net investment income (loss) .............................         (2)             14               (1)              26
                                                                  ------          -----           -------           -----
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities .........         (4)             (2)              (3)              22
 Change in unrealized appreciation (depreciation) ..........        114              22              (14)             140
                                                                  -----           -----           ------            -----
  Net gain (loss) on investment securities .................        110              20              (17)             162
                                                                  -----           -----           ------            -----
   Net increase (decrease) in net assets resulting
     from operations .......................................      $ 108           $  34           $  (18)           $ 188
                                                                  =====           =====           ======            =====

                                                             WRL              WRL             WRL
                                                           Salomon      Pilgrim Baxter      Dreyfus
                                                           All Cap      Mid Cap Growth      Mid Cap
                                                        Subaccount(1)    Subaccount(1)   Subaccount(1)
Investment Income:
 Dividend income .....................................     $   12           $   13          $   0
 Capital gain distributions ..........................          0                0              0
                                                           ------           ------          -----
  Total investment income ............................         12               13              0
Expenses:
 Mortality and expense risk ..........................          1                8              1
                                                           ------           ------          -----
  Net investment income (loss) .......................         11                5             (1)
                                                           ------           ------          ------
Realized and Unrealized Gain (Loss):
 Net realized gain (loss) on investment securities ...         (3)              91             (8)
 Change in unrealized appreciation (depreciation) ....         18            1,177             24
                                                           ------           ------          -----
  Net gain (loss) on investment securities ...........         15            1,268             16
                                                           ------           ------          -----
   Net increase (decrease) in net assets resulting
     from operations .................................     $   26           $1,273          $  15
                                                           ======           ======          =====

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                               WRL                      WRL
                                                           J.P. Morgan                 AEGON
                                                          Money Market                  Bond
                                                           Subaccount                Subaccount
                                                    ------------------------- ------------------------
                                                          December 31,              December 31,
                                                    ------------------------- ------------------------
                                                        1999         1998         1999         1998
                                                    ------------ ------------ ------------ -----------
Operations:
 Net investment income (loss) .....................  $    1,474   $      919    $  1,329    $  1,002
 Net gain (loss) on investment securities .........           0            0      (2,327)        713
                                                     ----------   ----------    --------    --------
 Net increase (decrease) in net assets
  resulting from operations .......................       1,474          919        (998)      1,715
                                                     ----------   ----------    --------    --------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........      38,977       12,763       7,560       9,472
                                                     ----------   ----------    --------    --------
 Less cost of units redeemed:
  Administrative charges ..........................       3,050        3,123       2,538       2,292
  Policy loans ....................................       1,775        1,163         954         594
  Surrender benefits ..............................       4,017        1,250         846         865
  Death benefits ..................................         115           10          29         159
                                                     ----------   ----------    --------    --------
                                                          8,957        5,546       4,367       3,910
                                                     ----------   ----------    --------    --------
  Increase (decrease) in net assets from
   capital unit transactions ......................      30,020        7,217       3,193       5,562
                                                     ----------   ----------    --------    --------
  Net increase (decrease) in net assets ...........      31,494        8,136       2,195       7,277
 Depositor's equity contribution
  (net redemption) ................................           0            0           0           0
Net Assets:
 Beginning of year ................................      24,576       16,440      24,934      17,657
                                                     ----------   ----------    --------    --------
 End of year ......................................  $   56,070   $   24,576    $ 27,129    $ 24,934
                                                     ==========   ==========    ========    ========
Unit Activity:
 Units outstanding - beginning of year ............       1,460        1,020       1,090         836
 Units issued .....................................      18,474       11,339         883       1,030
 Units redeemed ...................................     (16,728)     (10,899)       (741)       (776)
                                                     ----------   ----------    --------    --------
 Units outstanding - end of year ..................       3,206        1,460       1,232       1,090
                                                     ==========   ==========    ========    ========

                                                                WRL
                                                               Janus
                                                              Growth
                                                            Subaccount
                                                    ---------------------------
                                                           December 31,
                                                    ---------------------------
                                                         1999          1998
                                                    -------------- ------------
Operations:
 Net investment income (loss) .....................  $   226,095    $   1,103
 Net gain (loss) on investment securities .........      262,161      295,459
                                                     -----------    ---------
 Net increase (decrease) in net assets
  resulting from operations .......................      488,256      296,562
                                                     -----------    ---------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........      192,993      140,684
                                                     -----------    ---------
 Less cost of units redeemed:
  Administrative charges ..........................       57,685       44,910
  Policy loans ....................................       33,172       18,083
  Surrender benefits ..............................       32,554       22,312
  Death benefits ..................................        1,908        4,185
                                                     -----------    ---------
                                                         125,319       89,490
                                                     -----------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................       67,674       51,194
                                                     -----------    ---------
  Net increase (decrease) in net assets ...........      555,930      347,756
 Depositor's equity contribution
  (net redemption) ................................            0            0
Net Assets:
 Beginning of year ................................      798,027      450,271
                                                     -----------    ---------
 End of year ......................................  $ 1,353,957    $ 798,027
                                                     ===========    =========
Unit Activity:
 Units outstanding - beginning of year ............        8,668        7,972
 Units issued .....................................        2,854        2,967
 Units redeemed ...................................       (2,229)      (2,271)
                                                     -----------    ---------
 Units outstanding - end of year ..................        9,293        8,668
                                                     ===========    =========

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                                                         WRL
                                                               WRL                      LKCM                       WRL
                                                              Janus                   Strategic                   VKAM
                                                             Global                 Total Return             Emerging Growth
                                                           Subaccount                Subaccount                Subaccount
                                                    ------------------------- ------------------------- -------------------------
                                                          December 31,              December 31,              December 31,
                                                    ------------------------- ------------------------- -------------------------
                                                        1999         1998          1999         1998        1999         1998
                                                    ------------ ------------ ------------- ----------- ------------ ------------
Operations:
 Net investment income (loss) .....................  $  26,538    $   7,425     $   8,072    $  3,284    $  81,707    $   6,894
 Net gain (loss) on investment securities .........    153,543       38,427         2,825       4,347      217,724       59,514
                                                     ---------    ---------     ---------    --------    ---------    ---------
 Net increase (decrease) in net assets
  resulting from operations .......................    180,081       45,852        10,897       7,631      299,431       66,408
                                                     ---------    ---------     ---------    --------    ---------    ---------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........     81,308       72,962        11,792      24,191       94,168       64,824
                                                     ---------    ---------     ---------    --------    ---------    ---------
 Less cost of units redeemed:
  Administrative charges ..........................     25,132       19,369         8,436       7,696       25,202       19,612
  Policy loans ....................................      9,284        4,953         3,000       2,319       11,395        5,601
  Surrender benefits ..............................      8,537        5,662         3,136       2,587       11,025        7,688
  Death benefits ..................................        194          591           378       1,047          512          368
                                                     ---------    ---------     ---------    --------    ---------    ---------
                                                        43,147       30,575        14,950      13,649       48,134       33,269
                                                     ---------    ---------     ---------    --------    ---------    ---------
  Increase (decrease) in net assets from
   capital unit transactions ......................     38,161       42,387        (3,158)     10,542       46,034       31,555
                                                     ---------    ---------     ---------    --------    ---------    ---------
  Net increase (decrease) in net assets ...........    218,242       88,239         7,739      18,173      345,465       97,963
 Depositor's equity contribution
  (net redemption) ................................          0            0             0           0            0            0
Net Assets:
 Beginning of year ................................    233,256      145,017        98,926      80,753      262,665      164,702
                                                     ---------    ---------     ---------    --------    ---------    ---------
 End of year ......................................  $ 451,498    $ 233,256     $ 106,665    $ 98,926    $ 608,130    $ 262,665
                                                     =========    =========     =========    ========    =========    =========
Unit Activity:
 Units outstanding - beginning of year ............     10,167        8,145         4,814       4,270        8,218        7,013
 Units issued .....................................      4,823        5,610         1,538       1,946        4,977        4,099
 Units redeemed ...................................     (3,385)      (3,588)       (1,678)     (1,402)      (3,838)      (2,894)
                                                     ---------    ---------     ---------    --------    ---------    ---------
 Units outstanding - end of year ..................     11,605       10,167         4,674       4,814        9,357        8,218
                                                     =========    =========     =========    ========    =========    =========

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                               WRL                      WRL                      WRL
                                                              Alger                    AEGON                  Federated
                                                        Aggressive Growth            Balanced              Growth & Income
                                                           Subaccount               Subaccount               Subaccount
                                                    ------------------------- ----------------------- -------------------------
                                                          December 31,             December 31,             December 31,
                                                    ------------------------- ----------------------- -------------------------
                                                        1999         1998         1999        1998        1999         1998
                                                    ------------ ------------ ----------- ----------- ------------ ------------
Operations:
 Net investment income (loss) .....................  $  35,966    $   7,851    $    213    $    227     $  1,091     $    644
 Net gain (loss) on investment securities .........    101,488       44,348         105         576       (2,078)        (269)
                                                     ---------    ---------    --------    --------     --------     --------
 Net increase (decrease) in net assets
  resulting from operations .......................    137,454       52,199         318         803         (987)         375
                                                     ---------    ---------    --------    --------     --------     --------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........     74,699       53,159       5,997       5,658        5,627        8,963
                                                     ---------    ---------    --------    --------     --------     --------
 Less cost of units redeemed:
  Administrative charges ..........................     19,544       13,960       1,931       1,423        2,355        1,633
  Policy loans ....................................      8,193        3,522         429         279          346          218
  Surrender benefits ..............................      7,977        4,423         626         596          542          431
  Death benefits ..................................        118          248          10          15           55           72
                                                     ---------    ---------    --------    --------     --------     --------
                                                        35,832       22,153       2,996       2,313        3,298        2,354
                                                     ---------    ---------    --------    --------     --------     --------
  Increase (decrease) in net assets from
   capital unit transactions ......................     38,867       31,006       3,001       3,345        2,329        6,609
                                                     ---------    ---------    --------    --------     --------     --------
  Net increase (decrease) in net assets ...........    176,321       83,205       3,319       4,148        1,342        6,984
 Depositor's equity contribution
  (net redemption) ................................          0            0           0           0            0            0
Net Assets:
 Beginning of year ................................    177,857       94,652      14,864      10,716       16,047        9,063
                                                     ---------    ---------    --------    --------     --------     --------
 End of year ......................................  $ 354,178    $ 177,857    $ 18,183    $ 14,864     $ 17,389     $ 16,047
                                                     =========    =========    ========    ========     ========     ========
Unit Activity:
 Units outstanding - beginning of year ............      6,669        5,230         990         756          976          563
 Units issued .....................................      3,640        3,797         637         578          714          966
 Units redeemed ...................................     (2,381)      (2,358)       (441)       (344)        (573)        (553)
                                                     ---------    ---------    --------    --------     --------     --------
 Units outstanding - end of year ..................      7,928        6,669       1,186         990        1,117          976
                                                     =========    =========    ========    ========     ========     ========

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                               WRL                      WRL                      WRL
                                                              Dean                    C.A.S.E.                   NWQ
                                                        Asset Allocation               Growth                Value Equity
                                                           Subaccount                Subaccount               Subaccount
                                                    ------------------------- ------------------------ ------------------------
                                                          December 31,              December 31,             December 31,
                                                    ------------------------- ------------------------ ------------------------
                                                        1999         1998         1999        1998         1999         1998
                                                    ------------ ------------ ----------- ------------ ------------ -----------
Operations:
 Net investment income (loss) .....................   $    954     $  3,419    $  2,402     $  1,475     $    379    $  2,021
 Net gain (loss) on investment securities .........     (3,414)      (1,087)      3,900       (1,114)       1,157      (4,683)
                                                      --------     --------    --------     --------     --------    --------
 Net increase (decrease) in net assets
  resulting from operations .......................     (2,460)       2,332       6,302          361        1,536      (2,662)
                                                      --------     --------    --------     --------     --------    --------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........      1,729       13,703       7,781        8,731        3,283       6,086
                                                      --------     --------    --------     --------     --------    --------
 Less cost of units redeemed:
  Administrative charges ..........................      3,875        3,421       2,946        2,433        2,874       2,846
  Policy loans ....................................        991          748         668          520          713         643
  Surrender benefits ..............................        901          925         678          295          605         401
  Death benefits ..................................         89          160          12           60           32         165
                                                      --------     --------    --------     --------     --------    --------
                                                         5,856        5,254       4,304        3,308        4,224       4,055
                                                      --------     --------    --------     --------     --------    --------
  Increase (decrease) in net assets from
   capital unit transactions ......................     (4,127)       8,449       3,477        5,423         (941)      2,031
                                                      --------     --------    --------     --------     --------    --------
  Net increase (decrease) in net assets ...........     (6,587)      10,781       9,779        5,784          595        (631)
 Depositor's equity contribution
  (net redemption) ................................          0            0           0            0            0           0
Net Assets:
 Beginning of year ................................     39,904       29,123      17,730       11,946       26,083      26,714
                                                      --------     --------    --------     --------     --------    --------
 End of year ......................................   $ 33,317     $ 39,904    $ 27,509     $ 17,730     $ 26,678    $ 26,083
                                                      ========     ========    ========     ========     ========    ========
Unit Activity:
 Units outstanding - beginning of year ............      2,383        1,867       1,417          969        1,982       1,916
 Units issued .....................................        937        1,377       1,347        1,317        1,296       1,748
 Units redeemed ...................................     (1,192)        (861)     (1,107)        (869)      (1,383)     (1,682)
                                                      --------     --------    --------     --------     --------    --------
 Units outstanding - end of year ..................      2,128        2,383       1,657        1,417        1,895       1,982
                                                      ========     ========    ========     ========     ========    ========

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                              WRL                     WRL                     WRL
                                                     GE/Scottish Equitable            GE                 Third Avenue
                                                     International Equity         U.S. Equity                Value
                                                          Subaccount              Subaccount              Subaccount
                                                    ----------------------- ----------------------- -----------------------
                                                         December 31,            December 31,            December 31,
                                                    ----------------------- ----------------------- -----------------------
                                                        1999        1998        1999        1998        1999      1998(1)
                                                    ----------- ----------- ----------- ----------- ----------- -----------
Operations:
 Net investment income (loss) .....................   $   325     $   (32)   $  1,730    $    434     $    61     $   (11)
 Net gain (loss) on investment securities .........     1,104         369       1,544       1,411         365        (142)
                                                      -------     -------    --------    --------     -------     -------
 Net increase (decrease) in net assets
  resulting from operations .......................     1,429         337       3,274       1,845         426        (153)
                                                      -------     -------    --------    --------     -------     -------
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........       761       3,972      12,169      10,178         730       2,932
                                                      -------     -------    --------    --------     -------     -------
 Less cost of units redeemed:
  Administrative charges ..........................       644         433       2,237         862         218         138
  Policy loans ....................................       101         196         422         159          52           8
  Surrender benefits ..............................       258          35         444         113          80          26
  Death benefits ..................................         1         107           8          63           3           0
                                                      -------     -------    --------    --------     -------     -------
                                                        1,004         771       3,111       1,197         353         172
                                                      -------     -------    --------    --------     -------     -------
  Increase (decrease) in net assets from
   capital unit transactions ......................      (243)      3,201       9,058       8,981         377       2,760
                                                      -------     -------    --------    --------     -------     -------
  Net increase (decrease) in net assets ...........     1,186       3,538      12,332      10,826         803       2,607
 Depositor's equity contribution
  (net redemption) ................................         0           0           0           0        (199)        200
Net Assets:
 Beginning of year ................................     5,827       2,289      14,084       3,258       2,807           0
                                                      -------     -------    --------    --------     -------     -------
 End of year ......................................   $ 7,013     $ 5,827    $ 26,416    $ 14,084     $ 3,411     $ 2,807
                                                      =======     =======    ========    ========     =======     =======
Unit Activity:
 Units outstanding - beginning of year ............       489         215         919         259         304           0
 Units issued .....................................       672         767       1,292       1,266         258         495
 Units redeemed ...................................      (686)       (493)       (743)       (606)       (240)       (191)
                                                      -------     -------    --------    --------     -------     -------
 Units outstanding - end of year ..................       475         489       1,468         919         322         304
                                                      =======     =======    ========    ========     =======     =======

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                            WRL
                                                        J.P. Morgan            WRL             WRL              WRL
                                                        Real Estate       Goldman Sachs   Goldman Sachs    T. Rowe Price
                                                         Securities           Growth        Small Cap     Dividend Growth
                                                         Subaccount         Subaccount      Subaccount      Subaccount
                                                    -------------------- --------------- --------------- ----------------
                                                        December 31,       December 31,    December 31,    December 31,
                                                    -------------------- --------------- --------------- ----------------
                                                      1999     1998(1)       1999(1)         1999(1)          1999(1)
                                                    -------- ----------- --------------- --------------- ----------------
Operations:
 Net investment income (loss) .....................  $   6     $    (4)      $    (2)        $   14           $  (1)
 Net gain (loss) on investment securities .........    (41)       (112)          110             20             (17)
                                                     -----     -------       -------         ------           -----
 Net increase (decrease) in net assets
  resulting from operations .......................    (35)       (116)          108             34             (18)
                                                     -----     -------       -------         ------           -----
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........    (26)        472           871            295             499
                                                     -----     -------       -------         ------           -----
 Less cost of units redeemed:
  Administrative charges ..........................     19           4            18              5               2
  Policy loans ....................................      0          43             2              5               0
  Surrender benefits ..............................      1           0             7              0               3
  Death benefits ..................................      1           0             0              0               0
                                                     -----     -------       -------         ------           -----
                                                        21          47            27             10               5
                                                     -----     -------       -------         ------           -----
  Increase (decrease) in net assets from
   capital unit transactions ......................    (47)        425           844            285             494
                                                     -----     -------       -------         ------           -----
  Net increase (decrease) in net assets ...........    (82)        309           952            319             476
 Depositor's equity contribution
  (net redemption) ................................      0         400            25             25              25
Net Assets:
 Beginning of year ................................    709           0             0              0               0
                                                     -----     -------       -------         ------           -----
 End of year ......................................  $ 627     $   709       $   977         $  344           $ 501
                                                     =====     =======       =======         ======           =====
Unit Activity:
 Units outstanding - beginning of year ............     84           0             0              0               0
 Units issued .....................................     67         113           106             41              65
 Units redeemed ...................................    (73)        (29)          (19)           (10)            (10)
                                                     -----     -------       -------         ------           -----
 Units outstanding - end of year ..................     78          84            87             31              55
                                                     =====     =======       =======         ======           =====

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Statements of Changes in Net Assets
For the Year Ended
All Amounts in Thousands

                                                            WRL               WRL               WRL              WRL
                                                       T. Rowe Price        Salomon       Pilgrim Baxter       Dreyfus
                                                         Small Cap          All Cap       Mid Cap Growth       Mid Cap
                                                         Subaccount       Subaccount        Subaccount        Subaccount
                                                      ---------------   --------------   ----------------   -------------
                                                        December 31,     December 31,      December 31,      December 31,
                                                      ---------------   --------------   ----------------   -------------
                                                          1999(1)           1999(1)           1999(1)          1999(1)
                                                      ---------------   --------------   ----------------   -------------
Operations:
 Net investment income (loss) .....................       $   26            $   11           $     5            $  (1)
 Net gain (loss) on investment securities .........          162                15             1,268               16
                                                          ------            ------           -------            -----
 Net increase (decrease) in net assets
  resulting from operations .......................          188                26             1,273               15
                                                          ------            ------           -------            -----
Capital Unit Transactions:
 Proceeds from units sold (transferred) ...........          727               344             3,885              297
                                                          ------            ------           -------            -----
 Less cost of units redeemed:
  Administrative charges ..........................           15                 9                37                0
  Policy loans ....................................            0                 3                18                0
  Surrender benefits ..............................            0                 0                30                0
  Death benefits ..................................            0                 0                 0                0
                                                          ------            ------           -------            -----
                                                              15                12                85                0
                                                          ------            ------           -------            -----
  Increase (decrease) in net assets from
   capital unit transactions ......................          712               332             3,800              297
                                                          ------            ------           -------            -----
  Net increase (decrease) in net assets ...........          900               358             5,073              312
 Depositor's equity contribution
  (net redemption) ................................           25                25                (8)              25
Net Assets:
 Beginning of year ................................            0                 0                 0                0
                                                          ------            ------           -------            -----
 End of year ......................................       $  925            $  383           $ 5,065            $ 337
                                                          ======            ======           =======            =====
Unit Activity:
 Units outstanding - beginning of year ............            0                 0                 0                0
 Units issued .....................................          161                58               412               52
 Units redeemed ...................................          (86)              (22)              (95)             (19)
                                                          ------            ------           -------            -----
 Units outstanding - end of year ..................           75                36               317               33
                                                          ======            ======           =======            =====

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Financial Highlights
For the Year Ended

                                                                     WRL J.P. Morgan Money Market Subaccount
                                                     ------------------------------------------------------------------------
                                                                                   December 31,
                                                     ------------------------------------------------------------------------
                                                          1999           1998           1997          1996          1995
                                                     -------------- -------------- ------------- ------------- --------------
Accumulation unit value, beginning of year .........    $  16.83      $   16.13       $ 15.45       $ 14.83      $   14.19
 Income from operations:
  Net investment income (loss) .....................        0.66           0.70          0.68          0.62           0.64
  Net realized and unrealized gain (loss) on
   investment ......................................        0.00           0.00          0.00          0.00           0.00
                                                        --------      ---------       -------       -------      ---------
   Net income (loss) from operations ...............        0.66           0.70          0.68          0.62           0.64
                                                        --------      ---------       -------       -------      ---------
Accumulation unit value, end of year ...............    $  17.49      $   16.83       $ 16.13       $ 15.45      $   14.83
                                                        ========      =========       =======       =======      =========
Total return .......................................        3.92 %         4.36 %        4.37 %        4.17 %         4.49 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $  56,070     $  24,576       $ 16,440      $ 12,740     $  10,759
 Ratio of net investment income (loss) to average
  net assets .......................................        3.87 %         4.24 %        4.28 %        4.07 %         4.37 %

                                                                            WRL AEGON Bond Subaccount
                                                      ----------------------------------------------------------------------
                                                                                   December 31,
                                                      ----------------------------------------------------------------------
                                                           1999           1998          1997          1996          1995
                                                      -------------- ------------- ------------- ------------- -------------
 Accumulation unit value, beginning of year .........   $   22.89       $ 21.12       $ 19.53      $  19.67      $ 16.14
  Income from operations:
   Net investment income (loss) .....................        1.13          1.01          1.01          0.99          1.05
   Net realized and unrealized gain (loss) on
    investment ......................................       (2.01)         0.76          0.58         (1.13)         2.48
                                                        ---------       -------       -------      --------      --------
    Net income (loss) from operations ...............       (0.88)         1.77          1.59         (0.14)         3.53
                                                        ---------       -------       -------      --------      --------
 Accumulation unit value, end of year ...............   $   22.01       $ 22.89       $ 21.12      $  19.53      $  19.67
                                                        =========       =======       =======      ========      ========
 Total return .......................................       (3.81)%        8.34 %        8.18 %       (0.75)%       21.81 %
 Ratios and supplemental data:
  Net assets at end of year (in thousands) ..........   $   27,129      $ 24,934      $ 17,657     $  11,585     $  10,066
  Ratio of net investment income (loss) to average
   net assets .......................................        5.10 %        4.58 %        5.06 %        5.34 %        5.80 %

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Financial Highlights
For the Year Ended

                                                                             WRL Janus Growth Subaccount
                                                     ---------------------------------------------------------------------------
                                                                                    December 31,
                                                     ---------------------------------------------------------------------------
                                                           1999            1998           1997           1996           1995
                                                     ---------------- -------------- -------------- -------------- -------------
Accumulation unit value, beginning of year .........    $    92.07       $  56.48       $  48.48       $  41.47      $  28.44
 Income from operations:
  Net investment income (loss) .....................         25.03           0.13           5.83           2.88          3.89
  Net realized and unrealized gain (loss) on
   investment ......................................         28.60          35.46           2.17           4.13          9.14
                                                        ----------       --------       --------       --------      --------
   Net income (loss) from operations ...............         53.63          35.59           8.00           7.01         13.03
                                                        ----------       --------       --------       --------      --------
Accumulation unit value, end of year ...............    $   145.70       $  92.07       $  56.48       $  48.48      $  41.47
                                                        ==========       ========       ========       ========      ========
Total return .......................................         58.25 %        63.01 %        16.50 %        16.91 %       45.81 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 1,353,957      $ 798,027      $ 450,271      $ 349,491     $ 262,467
 Ratio of net investment income (loss) to average
  net assets .......................................         22.67 %         0.19 %        10.84 %         6.41 %       11.05 %

                                                                             WRL Janus Global Subaccount
                                                     ---------------------------------------------------------------------------
                                                                                    December 31,
                                                     ---------------------------------------------------------------------------
                                                           1999            1998           1997           1996           1995
                                                     ---------------- -------------- -------------- -------------- -------------
Accumulation unit value, beginning of year .........    $    22.94       $  17.80       $  15.13       $  11.95      $   9.80
 Income from operations:
  Net investment income (loss) .....................          2.44           0.82           2.30           1.50          0.45
  Net realized and unrealized gain (loss) on
   investment ......................................         13.53           4.32           0.37           1.68          1.70
                                                        ----------       --------       --------       --------      --------
   Net income (loss) from operations ...............         15.97           5.14           2.67           3.18          2.15
                                                        ----------       --------       --------       --------      --------
Accumulation unit value, end of year ...............    $    38.91       $  22.94       $  17.80       $  15.13      $  11.95
                                                        ==========       ========       ========       ========      ========
Total return .......................................         69.58 %        28.86 %        17.69 %        26.60 %       21.96 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $   451,498      $ 233,256      $ 145,017      $  83,159     $  37,049
 Ratio of net investment income (loss) to average
  net assets .......................................          9.07 %         3.92 %        13.39 %        11.09 %        4.25 %

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Financial Highlights
For the Year Ended

                                                                    WRL LKCM Strategic Total Return Subaccount
                                                     -------------------------------------------------------------------------
                                                                                   December 31,
                                                     -------------------------------------------------------------------------
                                                          1999           1998           1997           1996           1995
                                                     -------------- -------------- -------------- -------------- -------------
Accumulation unit value, beginning of year .........    $  20.55       $  18.91       $  15.66       $  13.74       $ 11.12
 Income from operations:
  Net investment income (loss) .....................        1.68           0.71           1.56           0.82          0.68
  Net realized and unrealized gain (loss) on
   investment ......................................        0.59           0.93           1.69           1.10          1.94
                                                        --------       --------       --------       --------       -------
   Net income (loss) from operations ...............        2.27           1.64           3.25           1.92          2.62
                                                        --------       --------       --------       --------       -------
Accumulation unit value, end of year ...............    $  22.82       $  20.55       $  18.91       $  15.66       $ 13.74
                                                        ========       ========       ========       ========       =======
Total return .......................................       11.07 %         8.66 %        20.77 %        13.97 %       23.55 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 106,665      $  98,926      $  80,753      $  55,900      $ 39,648
 Ratio of net investment income (loss) to average
  net assets .......................................        7.93 %         3.67 %         8.89 %         5.76 %        5.47 %

                                                                        WRL VKAM Emerging Growth Subaccount
                                                     -------------------------------------------------------------------------
                                                                                   December 31,
                                                     -------------------------------------------------------------------------
                                                          1999           1998           1997           1996           1995
                                                     -------------- -------------- -------------- -------------- -------------
Accumulation unit value, beginning of year .........    $  31.96       $  23.48       $  19.51       $  16.56       $ 11.38
 Income from operations:
  Net investment income (loss) .....................        9.32           0.91           2.20           0.82          0.65
  Net realized and unrealized gain (loss) on
   investment ......................................       23.71           7.57           1.77           2.13          4.53
                                                        --------       --------       --------       --------       -------
   Net income (loss) from operations ...............       33.03           8.48           3.97           2.95          5.18
                                                        --------       --------       --------       --------       -------
Accumulation unit value, end of year ...............    $  64.99       $  31.96       $  23.48       $  19.51       $ 16.56
                                                        ========       ========       ========       ========       =======
Total return .......................................      103.33 %        36.11 %        20.37 %        17.82 %       45.49 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 608,130      $ 262,665      $ 164,702      $ 107,925      $ 67,905
 Ratio of net investment income (loss) to average
  net assets .......................................       23.19 %         3.44 %        10.18 %         4.51 %        4.66 %

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Financial Highlights
For the Year Ended

                                                                     WRL Alger Aggressive Growth Subaccount
                                                     -----------------------------------------------------------------------
                                                                                  December 31,
                                                     -----------------------------------------------------------------------
                                                          1999           1998           1997          1996          1995
                                                     -------------- -------------- ------------- ------------- -------------
Accumulation unit value, beginning of year .........    $  26.67       $  18.10       $ 14.70       $ 13.43       $  9.82
 Income from operations:
  Net investment income (loss) .....................        4.90           1.33          1.75          0.36          0.37
  Net realized and unrealized gain (loss) on
   investment ......................................       13.10           7.24          1.65          0.91          3.24
                                                        --------       --------       -------       -------       -------
   Net income (loss) from operations ...............       18.00           8.57          3.40          1.27          3.61
                                                        --------       --------       -------       -------       -------
Accumulation unit value, end of year ...............    $  44.67       $  26.67       $ 18.10       $ 14.70       $ 13.43
                                                        ========       ========       =======       =======       =======
Total return .......................................       67.52 %        47.36 %       23.14 %        9.46 %       36.79 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $ 354,178      $ 177,857      $ 94,652      $ 54,408      $ 32,904
 Ratio of net investment income (loss) to average
  net assets .......................................       15.54 %         6.20 %       10.26 %        2.65 %        2.93 %

                                                                          WRL AEGON Balanced Subaccount
                                                     -----------------------------------------------------------------------
                                                                                  December 31,
                                                     -----------------------------------------------------------------------
                                                          1999           1998           1997          1996          1995
                                                     -------------- -------------- ------------- ------------- -------------
Accumulation unit value, beginning of year .........    $  15.02       $  14.17       $ 12.21       $ 11.13       $  9.37
 Income from operations:
  Net investment income (loss) .....................        0.19           0.25          1.55          0.36          0.37
  Net realized and unrealized gain (loss) on
   investment ......................................        0.12           0.60          0.41          0.72          1.39
                                                        --------       --------       -------       -------       -------
   Net income (loss) from operations ...............        0.31           0.85          1.96          1.08          1.76
                                                        --------       --------       -------       -------       -------
Accumulation unit value, end of year ...............    $  15.33       $  15.02       $ 14.17       $ 12.21       $ 11.13
                                                        ========       ========       =======       =======       =======
Total return .......................................        2.11 %         5.98 %       16.06 %        9.73 %       18.73 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........    $  18,183      $  14,864      $ 10,716      $  6,418      $  3,795
 Ratio of net investment income (loss) to average
  net assets .......................................        1.26 %         1.76 %       11.62 %        3.18 %        3.59 %

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Financial Highlights
For the Year Ended

                                                                   WRL Federated Growth & Income Subaccount
                                                     --------------------------------------------------------------------
                                                                                 December 31,
                                                     --------------------------------------------------------------------
                                                         1999          1998          1997          1996          1995
                                                     ------------ ------------- ------------- ------------- -------------
Accumulation unit value, beginning of year .........   $ 16.44       $ 16.09       $ 13.03       $ 11.77      $   9.49
 Income from operations:
  Net investment income (loss) .....................      1.05          0.77          2.61          0.76          0.49
  Net realized and unrealized gain (loss) on
   investment ......................................     (1.92)        (0.42)         0.45          0.50          1.79
                                                       -------       -------       -------       -------      --------
   Net income (loss) from operations ...............     (0.87)         0.35          3.06          1.26          2.28
                                                       -------       -------       -------       -------      --------
Accumulation unit value, end of year ...............   $ 15.57       $ 16.44       $ 16.09       $ 13.03      $  11.77
                                                       =======       =======       =======       =======      ========
Total return .......................................     (5.31)%        2.13 %       23.54 %       10.64 %       24.14 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $ 17,389      $ 16,047      $  9,063      $  5,501     $  2,631
 Ratio of net investment income (loss) to average
  net assets .......................................      6.51 %        4.83 %       18.50 %        6.38 %        4.57 %

                                                                     WRL Dean Asset Allocation Subaccount
                                                     --------------------------------------------------------------------
                                                                                 December 31,
                                                     --------------------------------------------------------------------
                                                         1999          1998          1997          1996        1995(1)
                                                     ------------ ------------- ------------- ------------- -------------
Accumulation unit value, beginning of year .........   $ 16.74       $ 15.60       $ 13.50       $ 11.90      $  10.00
 Income from operations:
  Net investment income (loss) .....................      0.41          1.58          1.20          0.53          0.61
  Net realized and unrealized gain (loss) on
   investment ......................................     (1.49)        (0.44)         0.90          1.07          1.29
                                                       -------       -------       -------       -------      --------
   Net income (loss) from operations ...............     (1.08)         1.14          2.10          1.60          1.90
                                                       -------       -------       -------       -------      --------
Accumulation unit value, end of year ...............   $ 15.66       $ 16.74       $ 15.60       $ 13.50      $  11.90
                                                       =======       =======       =======       =======      ========
Total return .......................................     (6.48)%        7.36 %       15.55 %       13.40 %       19.03 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $ 33,317      $ 39,904      $ 29,123      $ 17,946     $  9,446
 Ratio of net investment income (loss) to average
  net assets .......................................      2.50 %        9.69 %        8.14 %        4.35 %        5.47 %

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Financial Highlights
For the Year Ended

                                                                      WRL C.A.S.E. Growth Subaccount
                                                       -------------------------------------------------------------
                                                                               December 31,
                                                       -------------------------------------------------------------
                                                            1999            1998            1997          1996(1)
                                                       -------------   -------------   -------------   -------------
Accumulation unit value, beginning of year .........      $ 12.51         $ 12.32         $ 10.81        $  10.00
 Income from operations:
  Net investment income (loss) .....................         1.52            1.24            1.51            0.37
  Net realized and unrealized gain (loss) on
   investment ......................................         2.57           (1.05)           0.00            0.44
                                                          -------         -------         -------        --------
   Net income (loss) from operations ...............         4.09            0.19            1.51            0.81
                                                          -------         -------         -------        --------
Accumulation unit value, end of year ...............      $ 16.60         $ 12.51         $ 12.32        $  10.81
                                                          =======         =======         =======        ========
Total return .......................................        32.65 %          1.56 %         14.00 %          8.09 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $ 27,509        $ 17,730        $ 11,946       $  4,466
 Ratio of net investment income (loss) to average
  net assets .......................................        10.16 %         10.21 %         12.65 %          6.11 %

                                                                     WRL NWQ Value Equity Subaccount
                                                       ------------------------------------------------------------
                                                                               December 31,
                                                       ------------------------------------------------------------
                                                            1999           1998            1997          1996(1)
                                                       -------------   ------------   -------------   -------------
Accumulation unit value, beginning of year .........      $ 13.16        $ 13.94         $ 11.25        $  10.00
 Income from operations:
  Net investment income (loss) .....................         0.20           0.95            0.14            0.05
  Net realized and unrealized gain (loss) on
   investment ......................................         0.72          (1.73)           2.55            1.20
                                                          -------        -------         -------        --------
   Net income (loss) from operations ...............         0.92          (0.78)           2.69            1.25
                                                          -------        -------         -------        --------
Accumulation unit value, end of year ...............      $ 14.08        $ 13.16         $ 13.94        $  11.25
                                                          =======        =======         =======        ========
Total return .......................................         6.98 %    (5.63)%             23.93 %         12.51 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $ 26,678       $ 26,083        $ 26,714       $  8,887
 Ratio of net investment income (loss) to average
  net assets .......................................         1.42 %         6.84 %          1.05 %          0.77 %

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Financial Highlights
For the Year Ended

                                                        WRL GE/Scottish Equitable
                                                     International Equity Subaccount           WRL GE U.S. Equity Subaccount
                                                  -------------------------------------- -----------------------------------------
                                                               December 31,                            December 31,
                                                  -------------------------------------- -----------------------------------------
                                                       1999         1998       1997(1)        1999          1998        1997(1)
                                                  ------------- ------------ ----------- ------------- ------------- -------------
Accumulation unit value, beginning of year ...... $ 11.92        $ 10.65      $ 10.00      $  15.33      $  12.59    $ 10.00
 Income from operations:
  Net investment income (loss) ..................   0.62          (0.09)       (0.03)         1.38          0.73       0.99
  Net realized and unrealized gain (loss) on
   investment ...................................   2.22           1.36         0.68          1.28          2.01       1.60
                                                  -------        --------     --------     --------      --------    -------
   Net income (loss) from operations ............   2.84           1.27         0.65          2.66          2.74       2.59
                                                  -------        --------     --------     --------      --------    -------
Accumulation unit value, end of year ............ $ 14.76        $ 11.92      $ 10.65      $  17.99      $  15.33    $ 12.59
                                                  =======        ========     ========     ========      ========    =======
Total return ....................................  23.84 %        11.84 %       6.54 %       17.35 %       21.78 %    25.89 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ....... $ 7,013        $ 5,827      $ 2,289      $ 26,416      $ 14,084    $ 3,258
 Ratio of net investment income (loss) to average
  net assets ....................................    5.09 %        (0.81)%      (0.28)%     8.27 %        5.30 %        8.28 %

                                                                    WRL                          WRL
                                                               Third Avenue                  J.P. Morgan
                                                                   Value                Real Estate Securities
                                                                Subaccount                    Subaccount
                                                        ---------------------------   --------------------------
                                                               December 31,                  December 31,
                                                        ---------------------------   --------------------------
                                                             1999         1998(1)         1999         1998(1)
                                                        -------------   -----------   -----------   ------------
 Accumulation unit value, beginning of year .........     $   9.23      $ 10.00        $   8.46     $ 10.00
  Income from operations:
   Net investment income (loss) .....................         0.19        (0.05)           0.07      (0.05)
   Net realized and unrealized gain (loss) on
    investment ......................................         1.17        (0.72)          (0.47)     (1.49)
                                                          --------      -------        --------     -------
    Net income (loss) from operations ...............         1.36        (0.77)          (0.40)     (1.54)
                                                          --------      -------        --------     -------
 Accumulation unit value, end of year ...............     $  10.59      $  9.23        $   8.06     $ 8.46
                                                          ========      =======        ========     =======
 Total return .......................................        14.68 %     (7.67)%         (4.63)%    (15.44)%
 Ratios and supplemental data:
  Net assets at end of year (in thousands) ..........     $  3,411      $ 2,807        $    627     $  709
  Ratio of net investment income (loss) to average
   net assets .......................................         1.98 %     (0.52)%           0.95%     (0.90)%

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account

Financial Highlights
For the Year Ended

                                                                                                 WRL
                                                             WRL               WRL          T. Rowe Price          WRL
                                                        Goldman Sachs     Goldman Sachs        Dividend       T. Rowe Price
                                                            Growth          Small Cap           Growth          Small Cap
                                                          Subaccount        Subaccount        Subaccount       Subaccount
                                                       ---------------   ---------------   ---------------   --------------
                                                         December 31,      December 31,      December 31,     December 31,
                                                       ---------------   ---------------   ---------------   --------------
                                                           1999(1)           1999(1)           1999(1)           1999(1)
                                                       ---------------   ---------------   ---------------   --------------
Accumulation unit value, beginning of year .........   $ 10.00              $  10.00       $ 10.00              $  10.00
 Income from operations:
  Net investment income (loss) .....................    (0.05)                  0.76        (0.04)                  0.41
  Net realized and unrealized gain (loss) on
   investment ......................................     1.34                   0.16        (0.80)                  1.90
                                                       ---------            --------       -------              --------
   Net income (loss) from operations ...............     1.29                   0.92        (0.84)                  2.31
                                                       ---------            --------       -------              --------
Accumulation unit value, end of period .............   $ 11.29              $  10.92       $ 9.16               $  12.31
                                                       =========            ========       =======              ========
Total return .......................................     12.91 %                9.23 %      (8.37)%                23.09 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........   $   944              $    344       $  501               $    925
 Ratio of net investment income (loss) to average
  net assets .......................................   (0.90)%                 15.66 %      (0.90)%                 8.13 %

                                                                               WRL
                                                             WRL             Pilgrim            WRL
                                                           Salomon           Baxter           Dreyfus
                                                           All Cap       Mid Cap Growth       Mid Cap
                                                         Subaccount        Subaccount        Subaccount
                                                       --------------   ----------------   -------------
                                                        December 31,      December 31,      December 31,
                                                       --------------   ----------------   -------------
                                                           1999(1)           1999(1)          1999(1)
                                                       --------------   ----------------   -------------
Accumulation unit value, beginning of year .........      $ 10.00           $  10.00       $ 10.00
 Income from operations:
  Net investment income (loss) .....................         0.40               0.04        (0.04)
  Net realized and unrealized gain (loss) on
   investment ......................................         0.30               5.94         0.18
                                                          -------           --------       ---------
   Net income (loss) from operations ...............         0.70               5.98         0.14
                                                          -------           --------       ---------
Accumulation unit value, end of period .............      $ 10.70           $  15.98       $ 10.14
                                                          =======           ========       =========
Total return .......................................         7.02 %            59.78 %       1.44 %
Ratios and supplemental data:
 Net assets at end of year (in thousands) ..........      $   383           $  5,065       $   337
 Ratio of net investment income (loss) to average
  net assets .......................................         8.07 %             0.62 %     (0.90)%

See Notes to to the Financial Statements, which is an integral part of this report.

WRL Series Life Account
Notes to the Financial Statements
At December 31, 1999

NOTE 1 -- ORGANIZATION AND SUMMARY OF
               SIGNIFICANT ACCOUNTING POLICIES

The WRL Series Life Account (the "Life Account"), was established as a variable life insurance separate account of Western Reserve Life Assurance Co. of Ohio ("WRL", or the "depositor") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Life Account contains twenty-three investment options referred to as subaccounts. Each subaccount invests in the corresponding Portfolio of the WRL Series Fund, Inc. (collectively referred to as the "Fund" and individually as a "Portfolio"), a registered management investment company under the Investment Company Act of 1940, as amended.

The Fund has entered into annually renewable investment advisory agreements for each Portfolio with WRL Investment Management, Inc. ("WRL Management") as investment adviser. Costs incurred in connection with the advisory services rendered by WRL Management are paid by each Portfolio. WRL Management has entered into sub-advisory agreements with various management companies ("Sub-Advisers"), some of which are affiliates of WRL. Each Sub-Adviser is compensated directly by WRL Management.

Effective May 1, 1999 the names on the following subaccounts were changed:

Subaccount                                    Formerly
---------------------------------   ---------------------------
WRL J.P. Morgan Money Market        Money Market Subaccount
WRL AEGON Bond                      Bond Subaccount
WRL Janus Growth                    Growth Subaccount
WRL Janus Global                    Global Subaccount
WRL LKCM Strategic Total Return     Strategic Total Return
                                    Subaccount
WRL VKAM Emerging Growth            Emerging Growth Subaccount
WRL Alger Aggressive Growth         Aggressive Growth
                                    Subaccount
WRL AEGON Balanced                  Balanced Subaccount
WRL Federated Growth & Income       Growth & Income Subaccount
WRL Dean Asset Allocation           Tactical Asset Allocation
                                    Subaccount
WRL C.A.S.E. Growth                 C.A.S.E. Growth Subaccount
WRL NWQ Value Equity                Value Equity Subaccount
WRL GE/Scottish Equitable           International Equity
  International Equity              Subaccount
WRL GE U.S. Equity                  U.S. Equity Subaccount
WRL Third Avenue Value              Third Avenue Value
                                    Subaccount
WRL J.P. Morgan Real Estate         Real Estate Securities
  Securities                        Subaccount

The Financial Statements reflect a full twelve month period for each year reported on, except as follows:

Subaccount                                          Inception Date
------------------------------------------------   ---------------
WRL Dean Asset Allocation                              01/03/1995
WRL C.A.S.E. Growth                                    05/01/1996
WRL NWQ Value Equity                                   05/01/1996
WRL GE/Scottish Equitable International Equity         01/02/1997
WRL GE U.S. Equity                                     01/02/1997
WRL Third Avenue Value                                 01/02/1998
WRL J.P. Morgan Real Estate Securities                 05/01/1998
WRL Goldman Sachs Growth                               07/01/1999
WRL Goldman Sachs Small Cap                            07/01/1999
WRL T. Rowe Price Dividend Growth                      07/01/1999
WRL T. Rowe Price Small Cap                            07/01/1999
WRL Salomon All Cap                                    07/01/1999
WRL Pilgrim Baxter Mid Cap Growth                      07/01/1999
WRL Dreyfus Mid Cap                                    07/01/1999

On July 1, 1999, WRL made initial contributions totaling $175,000 to the Life Account. The respective amounts of the contributions and units received are as follows:

Subaccount                             Contribution      Units
-----------------------------------   --------------   --------
WRL Goldman Sachs Growth              $ 25,000         2,500
WRL Goldman Sachs Small Cap             25,000         2,500
WRL T. Rowe Price Dividend Growth       25,000         2,500
WRL T. Rowe Price Small Cap             25,000         2,500
WRL Salomon All Cap                     25,000         2,500
WRL Pilgrim Baxter Mid Cap Growth       25,000         2,500
WRL Dreyfus Mid Cap                     25,000         2,500

The Life Account holds assets to support the benefits under certain flexible premium variable universal life insurance policies (the "Policies") issued by WRL. The Life Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

The following significant accounting policies, which are in conformity with accounting principles generally accepted in the United States, have been consistently applied in the preparation of the Life Account Financial Statements. The preparation of the Financial Statements required management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

WRL Series Life Account
Notes to the Financial Statements (continued)
At December 31, 1999

NOTE 1 -- (continued)
A. Valuation of Investments and Securities Transactions

Investments in the Fund's shares are valued at the closing net asset value ("NAV") per share of the underlying Portfolio, as determined by the Fund. Investment transactions are accounted for on the trade date at the Portfolio NAV next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains distributions are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

B. Federal Income Taxes

The operations of the Life Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code. Under the Internal Revenue Code law, the investment income of the Life Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for Federal income taxes has been made.

NOTE 2 -- CHARGES AND DEDUCTIONS

Charges are assessed by WRL in connection with the issuance and administration of the Policies.

A. Policy Charges

Under some forms of the Policies, a sales charge and premium taxes are deducted by WRL prior to allocation of policy owner payments to the subaccounts. Contingent surrender charges may also apply.

Under all forms of the Policy, monthly charges against policy cash values are made to compensate WRL for costs of insurance provided.

B. Life Account Charges

A daily charge equal to an annual rate of .90 % of average daily net assets is assessed to compensate WRL for assumption of mortality and expense risks for administrative services in connection with issuance and administration of the Policies. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

NOTE 3 -- DIVIDEND DISTRIBUTIONS

Dividends are not declared by the Life Account, since the increase in the value of the underlying investment in the Fund is reflected daily in the accumulation unit value used to calculate the equity value within the Life Account. Consequently, a dividend distribution by the underlying Fund does not change either the accumulation unit value or equity values within the Life Account.

NOTE 4 -- SECURITIES TRANSACTIONS

Securities transactions for the year ended December 31, 1999 are as follows (in thousands):

                                             Purchases       Proceeds
                                                of          from Sales
Subaccount                                  Securities     of Securities
----------------------------------------   ------------   --------------
WRL J.P. Morgan Money Market               $ 133,389      $ 99,679
WRL AEGON Bond                                11,936         7,386
WRL Janus Growth                             329,222        36,072
WRL Janus Global                              71,976         7,800
WRL LKCM Strategic Total Return               14,849         9,892
WRL VKAM Emerging Growth                     188,708        61,487
WRL Alger Aggressive Growth                   83,923         9,614
WRL AEGON Balanced                             4,525         1,311
WRL Federated Growth & Income                  5,634         2,209
WRL Dean Asset Allocation                      4,351         7,517
WRL C.A.S.E. Growth                           10,787         4,903
WRL NWQ Value Equity                           6,846         7,419
WRL GE/Scottish Equitable
  International Equity                         5,739         5,682
WRL GE U.S. Equity                            13,901         3,164
WRL Third Avenue Value                         1,611         1,344
WRL J.P. Morgan Real Estate Securities           519           554
WRL Goldman Sachs Growth                         977           115
WRL Goldman Sachs Small Cap                      374            47
WRL T. Rowe Price Dividend Growth                543            35
WRL T. Rowe Price Small Cap                    1,428           666
WRL Salomon All Cap                              551           183
WRL Pilgrim Baxter Mid Cap Growth              4,402           620
WRL Dreyfus Mid Cap                              470           164

NOTE 5 -- FINANCIAL HIGHLIGHTS

Per unit information has been computed using average units outstanding throughout each period. Total return is not annualized for periods of less than one year. The ratio of net investment income (loss) to average net assets is annualized for periods of less than one year.

                  Western Reserve Life Assurance Co. of Ohio
                        Balance Sheet - Statutory Basis
                            As of September 30, 2000
                                (In Thousands)
                                  (Unaudited)



Admitted Assets
Cash and invested assets:
 Cash and short-term investments .......................................   $   17,438
 Bonds .................................................................       98,430
 Common stock, at market ...............................................        4,113
 Mortgage loans on real estate .........................................        9,525
 Home office properties, at cost less accumulated depreciation .........       33,720
 Investment real estate ................................................       10,876
 Policy loans ..........................................................      264,188
                                                                           ----------
Total cash and invested assets .........................................      438,290
Premiums deferred and uncollected ......................................          991
Accrued investment income ..............................................        1,853
Transfers from separate accounts due or accrued ........................      527,786
Cash surrender value of life insurance policies ........................       49,206
Federal income tax benefit .............................................        1,295
Other assets ...........................................................        5,567
Separate account assets ................................................   12,482,470
                                                                           ----------
Total admitted assets ..................................................   13,507,458
                                                                           ==========

                  Western Reserve Life Assurance Co. of Ohio
                        Balance Sheet - Statutory Basis
                            As of September 30, 2000
                                (In Thousands)
                            (Unaudited) (continued)




Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life .........................................................................       379,126
  Annuity ......................................................................       253,606
 Policy and contract claim reserves ............................................        13,153
 Other policyholders' funds ....................................................        32,294
 Remittances and items not allocated ...........................................        17,808
 Asset valuation reserve .......................................................         5,241
 Interest maintenance reserve ..................................................         6,363
 Short-term note payable to affiliate ..........................................        77,700
 Other liabilities .............................................................        67,318
 Separate account liabilities ..................................................    12,475,791
                                                                                    ----------
Total liabilities ..............................................................    13,328,400
Capital and surplus:
 Common stock, $1.00 par value, 2,500 shares authorized, issued and outstanding          2,500
 Paid-in surplus ...............................................................       120,107
 Unassigned surplus ............................................................        56,451
                                                                                    ----------
Total capital and surplus ......................................................       179,058
                                                                                    ----------
Total liabilities and capital and surplus ......................................    13,507,458
                                                                                    ==========

                  Western Reserve Life Assurance Co. of Ohio
                   Statement of Operations - Statutory Basis
                 for the Nine Months Ended September 30, 2000
                                 (In Thousands)
                                  (Unaudited)



Revenues:
 Premiums and other considerations, net of reinsurance
  Life ..............................................................................    $  565,778
  Annuity ...........................................................................     1,305,110
 Net investment income ..............................................................        36,788
 Amortization of interest maintenance reserve .......................................         1,249
 Commissions and expense allowances on reinsurance ceded ............................         1,124
 Income from fees associated with investment management, administration and
   contract guarantees for separate accounts ........................................        22,266
Other income ........................................................................        42,888
                                                                                          1,975,203
Benefits and expenses:
 Benefits paid or provided for: .....................................................
  Life ..............................................................................        45,206
  Surrender benefits ................................................................       687,497
  Other benefits ....................................................................        34,949
  Increase (decrease) in aggregate reserves for policies and contracts:
   Life .............................................................................        76,987
   Annuity ..........................................................................       (15,258)
   Other ............................................................................          (508)
                                                                                            828,873
Insurance expenses:
 Commissions ........................................................................       250,357
 General insurance expenses .........................................................        93,503
 Taxes, licenses and fees ...........................................................        17,925
 Transfer to separate accounts ......................................................       783,208
  Other .............................................................................           (88)
                                                                                         ----------
                                                                                          1,144,905
                                                                                         ----------
                                                                                           ,973,778
                                                                                         ----------
Gain from operations before federal income tax expense and net realized capital gains
 on investments .....................................................................         1,425
Federal income tax expense ..........................................................         3,487
                                                                                         ----------
Loss from operations before net realized capital gains on investments ...............        (2,062)
Net realized capital gains on investments (net of related federal income taxes and
 amounts transferred to interest maintenance reserve) ...............................           153
                                                                                         ----------
Net loss ............................................................................        (1,909)
                                                                                         ==========

                  Western Reserve Life Assurance Co. of Ohio
         Statement of Changes in Capital and Surplus - Statutory Basis
                                 (In Thousands)
                                  (Unaudited)



                                                                                               Total
                                                                                              Capital
                                                     Common      Paid-in      Unassigned        and
                                                      Stock      Surplus        Surplus       Surplus
                                                    --------   -----------   ------------   -----------
Balance at January 1, 2000 ......................    $2,500     $120,107       $ 62,309      $184,916
Net loss ........................................         0            0         (1,909)       (1,909)
 Net unrealized gains ...........................         0            0          1,603         1,603
 Change in non-admitted assets ..................         0            0         (5,730)       (5,730)
 Change in asset valuation reserve ..............         0            0         (1,431)       (1,431)
 Change in surplus in separate accounts .........         0            0         (1,325)       (1,325)
Other adjustments ...............................         0            0          2,934         2,934
                                                     ------     --------       --------      --------
Balance at September 30, 2000 ...................     2,500      120,107         56,451       179,058
                                                     ======     ========       ========      ========

                  Western Reserve Life Assurance Co. of Ohio
                   Statement of Cash Flow - Statutory Basis
                 for the Nine Months Ended September 30, 2000
                                 (In Thousands)
                                  (Unaudited)



Operating Activities
Premiums and other considerations, net of reinsurance .........    $1,937,082
Net investment income .........................................        40,087
Life and accident and health claims ...........................       (41,768)
Surrender benefits to policyholders ...........................      (687,497)
Other benefits to policyholders ...............................       (34,858)
Commissions, other expenses and other taxes ...................      (357,541)
Federal income taxes, excluding tax on capital gains ..........        (9,101)
Other, net ....................................................        26,601
Net transfers to separate accounts ............................      (845,628)
                                                                   ----------
 Net cash provided by operating activities ....................        27,377
Investing Activities
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks ...................................        29,783
 Mortgage loans on real estate ................................           167
                                                                   ----------
                                                                       29,950
Cost of investments acquired:
 Bonds and preferred stocks ...................................         8,472
 Real estate ..................................................            96
 Policy loans .................................................        81,212
 Other ........................................................          (259)
                                                                   ----------
                                                                       89,521
 Net cash used in investing activities ........................       (59,571)
Financing Activities
Borrowed money ................................................        25,700
                                                                   ----------
 Net cash provided by financing activities ....................        25,700
Decrease in cash and short-term investments ...................        (6,494)
Cash and short-term investments at beginning of year ..........        23,932
                                                                   ----------
Cash and short-term investments at end of year ................        17,438
                                                                   ==========

                  Western Reserve Life Assurance Co. of Ohio
                Notes to Financial Statements - Statutory Basis
                 for the Nine Months Ended September 30, 2000
                                 (In Thousands)
                                  (Unaudited)

1.  1. Basis of Presentation

The accompanying unaudited statutory basis financial statements have been prepared in accordance with statutory accounting principles for interim financial information and the instructions to Article 10 of Regulation S-X. Accordingly, they do not include all the information and notes required by generally accepted accounting principles for complete financial statements. In the opinion of management, all adjustments (consisting of normal recurring accruals) considered necessary for a fair presentation have been included. Operating results for the nine month period ended September 30, 2000 are not necessarily indicative of the results that may be expected for the year ended December 31, 2000. For further information, refer to the accompanying statutory basis financial statements and notes thereto for the year ended December 31, 1999.

                        Report of Independent Auditors

The Board of Directors
Western Reserve Life Assurance Co. of Ohio

     We have audited the accompanying statutory-basis balance sheets of Western Reserve Life Assurance Co. of Ohio (wholly owned indirectly by AEGON N.V.) as of December 31, 1999 and 1998, and the related statutory-basis statements of operations, changes in capital and surplus, and cash flows for each of the three years in the period ended December 31, 1999. Our audits also included the statutory-basis financial statement schedules required by Regulation S-X,
Article 7. These financial statements and schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules based on our audits. We did not audit the "Separate Account Assets" and "Separate Account Liabilities" in the statutory-basis balance sheets of the Company. The Separate Account financial statements were audited by other auditors whose reports have been furnished to us, and our opinion, insofar as it relates to the data included for the Separate Accounts, is based solely upon the reports of the other auditors.

     We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits and the reports of other auditors provide a reasonable basis for our opinion.

     As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio, which practices differ from generally accepted accounting principles. The variances between such practices and generally accepted accounting principles are also described in Note 1. The effects on the financial statements of these variances are not reasonably determinable but are presumed to be material.

     In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with generally accepted accounting principles, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1999 and 1998, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 1999.

     However, in our opinion, based on our audits and the reports of other auditors, the financial statements referred to above present fairly, in all material respects, the financial position of Western Reserve Life Assurance Co. of Ohio at December 31, 1999 and 1998, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 1999, in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio. Also, in our opinion, the related financial statement schedules, when considered in relation to the basic statutory-basis financial statements taken as a whole, present fairly in all material respects the information set forth therein.

                                                  ERNST & YOUNG LLP


Des Moines, Iowa
February 18, 2000

                  Western Reserve Life Assurance Co. of Ohio

                       Balance Sheets -- Statutory Basis
               (Dollars in thousands, except per share amounts)

                                                                       December 31
                                                              -----------------------------
                                                                   1999            1998
                                                              -------------   -------------
Admitted assets
Cash and invested assets:
 Cash and short-term investments ..........................   $    23,932      $   73,808
 Bonds ....................................................       119,731         184,697
 Common stocks:
  Affiliated entities (cost: 1999 and 1998 - $243).........         2,156             704
  Other (cost: 1999 and 1998 - $302).......................           358             384
 Mortgage loans on real estate ............................         9,698           9,916
  Home office properties ..................................        34,066          34,583
  Investment properties ...................................        11,078          11,594
  Policy loans ............................................       182,975         112,982
  Other invested assets ...................................            --             396
                                                              -----------      ----------
Total cash and invested assets ............................       383,994         429,064
Premiums deferred and uncollected .........................           785             900
Accrued investment income .................................         1,638           2,867
Transfers from separate accounts due or accrued ...........       463,721         350,633
Cash surrender value of life insurance policies ...........        47,518          45,445
Other assets ..............................................         6,614           9,239
Separate account assets ...................................    11,587,982       6,999,290
                                                              -----------      ----------
Total admitted assets .....................................   $12,492,252      $7,837,438
                                                              ===========      ==========

See accompanying notes.

                  Western Reserve Life Assurance Co. of Ohio


                       Balance Sheets -- Statutory Basis
                                  (continued)
               (Dollars in thousands, except per share amounts)

                                                                                       December 31
                                                                              -----------------------------
                                                                                   1999            1998
                                                                              --------------   ------------
Liabilities and capital and surplus
Liabilities:
 Aggregate reserves for policies and contracts:
  Life ....................................................................    $   302,138     $  231,596
  Annuity .................................................................        268,864        265,418
 Policy and contract claim reserves .......................................          9,269          9,233
 Other policyholders' funds ...............................................         38,633         38,080
 Remittances and items not allocated ......................................         20,686         20,569
 Federal income taxes payable .............................................          5,873          5,716
 Asset valuation reserve ..................................................          3,809          2,848
 Interest maintenance reserve .............................................          7,866          9,684
 Short-term note payable to affiliate .....................................         17,100         44,200
 Payable to affiliate .....................................................            964         37,907
 Other liabilities ........................................................         49,478         31,151
 Separate account liabilities .............................................     11,582,656      6,997,456
                                                                               -----------     ----------
Total liabilities .........................................................     12,307,336      7,693,858
Commitments and contingencies (Note 11) ...................................
Capital and surplus:
 Common stock, $1.00 par value, 3,000,000 shares authorized and
   2,500,000 shares issued and outstanding at December 31, 1999 and
   1,500,000 shares authorized, issued and outstanding at December 31, 1998          2,500          1,500
 Paid-in surplus ..........................................................        120,107        120,107
 Unassigned surplus .......................................................         62,309         21,973
                                                                               -----------     ----------
Total capital and surplus .................................................        184,916        143,580
                                                                               -----------     ----------
Total liabilities and capital and surplus .................................    $12,492,252     $7,837,438
                                                                               ===========     ==========

See accompanying notes.

                  Western Reserve Life Assurance Co. of Ohio


                  Statements of Operations -- Statutory Basis
                            (Dollars in thousands)

                                                                                       Year ended December 31
                                                                            --------------------------------------------
                                                                                 1999            1998           1997
                                                                            -------------   -------------   ------------
Revenues:
 Premiums and other considerations, net of reinsurance:
  Life ..................................................................    $  584,729      $  476,053      $  394,370
  Annuity ...............................................................     1,104,525         794,841         822,149
 Net investment income ..................................................        39,589          36,315          40,013
 Amortization of interest maintenance reserve ...........................         1,751             744           1,576
 Commissions and expense allowances on reinsurance ceded ................         4,178          15,333              11
 Income from fees associated with investment management,
   administration and contract guarantees for separate accounts .........        19,620          72,817              --
 Other income ...........................................................        44,366          67,751           3,016
                                                                             ----------      ----------      ----------
                                                                              1,798,758       1,463,854       1,261,135
Benefits and expenses:
 Benefits paid or provided for:
  Life ..................................................................        35,591          42,982          28,060
  Surrender benefits ....................................................       689,535         551,528         431,939
  Other benefits ........................................................        32,201          31,280          28,112
  Increase (decrease) in aggregate reserves for policies and contracts:
   Life .................................................................        70,542          42,940          29,485
   Annuity ..............................................................         3,446         (30,872)        (35,940)
   Other ................................................................          (121)         32,178             794
                                                                             ----------      ----------      ----------
                                                                                831,194         670,036         482,450
Insurance expenses:
 Commissions ............................................................       246,334         205,939         179,106
 General insurance expenses .............................................       112,536         102,611          70,546
 Taxes, licenses and fees ...............................................        19,019          15,545          13,101
 Net transfers to separate accounts .....................................       540,443         475,435         519,214
 Other expenses .........................................................            --              59              21
                                                                             ----------      ----------      ----------
                                                                                918,332         799,589         781,988
                                                                             ----------      ----------      ----------
                                                                              1,749,526       1,469,625       1,264,438
                                                                             ----------      ----------      ----------
Gain (loss) from operations before federal income tax expense
 (benefit) and net realized capital gains
 (losses) on investments ................................................        49,232          (5,771)         (3,303)
Federal income tax expense (benefit) ....................................        11,816            (347)            469
                                                                             ----------      ----------      ----------
Gain (loss) from operations before net realized capital gains (losses)
 on investments .........................................................        37,416          (5,424)         (3,772)
Net realized capital gains (losses) on investments
 (net of related federal income taxes and amounts transferred to
 interest maintenance reserve) ..........................................          (716)          1,494             747
                                                                             ----------      ----------      ----------
Net income (loss) .......................................................    $   36,700      $   (3,930)     $   (3,025)
                                                                             ==========      ==========      ==========

See accompanying notes.

                  Western Reserve Life Assurance Co. of Ohio


        Statements of Changes in Capital and Surplus -- Statutory Basis
                            (Dollars in thousands)

                                                                                                    Total
                                                         Common      Paid-In      Unassigned     Capital and
                                                          Stock      Surplus        Surplus        Surplus
                                                        --------   -----------   ------------   ------------
Balance at January 1, 1997 ..........................    $1,500     $ 68,015       $ 26,041       $ 95,556
 Net loss ...........................................        --           --         (3,025)        (3,025)
 Change in non-admitted assets ......................        --           --           (702)          (702)
 Change in asset valuation reserve ..................        --           --          3,274          3,274
 Change in surplus in separate accounts .............        --           --         (2,115)        (2,115)
 Change in reserve valuation ........................        --           --         (1,872)        (1,872)
 Capital contribution ...............................        --       20,000             --         20,000
 Tax effect of capital loss carry-forward utilized by
   affiliates .......................................        --           --          3,747          3,747
                                                         ------     --------       --------       --------
Balance at December 31, 1997 ........................     1,500       88,015         25,348        114,863
 Net loss ...........................................        --           --         (3,930)        (3,930)
 Change in net unrealized capital gains .............        --           --            248            248
 Change in non-admitted assets ......................        --           --         (1,815)        (1,815)
 Change in asset valuation reserve ..................        --           --           (412)          (412)
 Change in surplus in separate accounts .............        --           --           (341)          (341)
 Change in reserve valuation ........................        --           --         (2,132)        (2,132)
 Capital contribution ...............................        --       32,092             --         32,092
 Settlement of prior period tax returns .............        --           --            353            353
 Tax benefits on stock options exercised ............        --           --          4,654          4,654
                                                         ------     --------       --------       --------
Balance at December 31, 1998 ........................     1,500      120,107         21,973        143,580
Net income ..........................................        --           --         36,700         36,700
 Change in net unrealized capital gains .............        --           --          1,421          1,421
 Change in non-admitted assets ......................        --           --            703            703
 Change in asset valuation reserve ..................        --           --           (961)          (961)
 Change in surplus in separate accounts .............        --           --            451            451
 Transfer from unassigned surplus to common
   stock (stock dividend) ...........................     1,000           --         (1,000)            --
 Settlement of prior period tax returns .............        --           --          1,000          1,000
 Tax benefits on stock options exercised ............        --           --          2,022          2,022
                                                         ------     --------       --------       --------
Balance at December 31, 1999 ........................    $2,500     $120,107       $ 62,309       $184,916
                                                         ======     ========       ========       ========

See accompanying notes.

                   Western Reserve Life Assurance Co. of Ohio
                  Statements of Cash Flows -- Statutory Basis
                             (Dollars in thousands)

                                                                              Year ended December 31
                                                                   ---------------------------------------------
                                                                        1999            1998            1997
                                                                   -------------   -------------   -------------
Operating activities
Premiums and other considerations, net of reinsurance ..........    $1,738,870      $1,356,732      $1,223,898
Net investment income ..........................................        44,235          38,294          43,802
Life and accident and health claims ............................       (35,872)        (44,426)        (26,005)
Surrender benefits and other fund withdrawals ..................      (689,535)       (551,528)       (431,939)
Other benefits to policyholders ................................       (32,642)        (31,231)        (28,147)
Commissions, other expenses and other taxes ....................      (382,372)       (326,080)       (262,901)
Net transfers to separate accounts .............................      (628,762)       (461,982)       (596,347)
Federal income taxes received (paid) ...........................        (9,637)         11,956           5,006
Interest paid ..................................................            --              --            (731)
Other, net .....................................................       (21,054)         (7,109)        (14,901)
                                                                    ----------      ----------      ----------
Net cash used in operating activities ..........................       (16,769)        (15,374)        (88,265)
Investing activities
Proceeds from investments sold, matured or repaid:
 Bonds and preferred stocks ....................................       114,177         143,449         146,963
 Mortgage loans on real estate .................................           212             221           2,116
 Other .........................................................            18              --              --
                                                                       114,407         143,670         149,079
Cost of investments acquired
 Bonds and preferred stocks ....................................       (49,279)        (68,202)        (40,418)
 Common stocks .................................................            --             (93)           (150)
 Mortgage loans on real estate .................................            (1)         (5,313)           (891)
 Real estate ...................................................          (286)        (26,213)        (12,002)
 Policy loans ..................................................       (69,993)        (36,241)        (24,137)
 Other .........................................................          (855)           (414)             --
                                                                    ----------      ----------      ----------
                                                                      (120,414)       (136,476)        (77,598)
Net cash provided by (used in) investing activities ............        (6,007)          7,194          71,481
Financing activities
Issuance (payment) of short-term note payable to
  affiliate, net ...............................................       (27,100)         36,000           8,200
Capital contribution ...........................................            --          32,092          20,000
                                                                    ----------      ----------      ----------
Net cash provided by (used in) financing activities ............       (27,100)         68,092          28,200
                                                                    ----------      ----------      ----------
Increase (decrease) in cash and short-term investments .........       (49,876)         59,912          11,416
Cash and short-term investments at beginning of year ...........        73,808          13,896           2,480
                                                                    ----------      ----------      ----------
Cash and short-term investments at end of year .................    $   23,932      $   73,808      $   13,896
                                                                    ==========      ==========      ==========

See accompanying notes.

                  Western Reserve Life Assurance Co. of Ohio


                Notes to Financial Statements -- Statutory-Basis
                             (Dollars in thousands)


                               December 31, 1999

1. Organization and Summary of Significant Accounting Policies

Organization

     Western Reserve Life Assurance Co. of Ohio ("the Company") is a stock life insurance company and is a wholly-owned subsidiary of First AUSA Life Insurance Company which, in turn, is a wholly-owned subsidiary of AEGON USA, Inc. ("AEGON"). AEGON is an indirect wholly-owned subsidiary of AEGON N.V., a holding company organized under the laws of The Netherlands.

Nature of Business

     The Company operates predominantly in the variable universal life and variable annuity areas of the life insurance business. The Company is licensed in 49 states, District of Columbia, Puerto Rico and Guam. Sales of the Company's products are through financial planners, independent representatives, financial institutions and stockbrokers. The majority of the Company's new life insurance written and a substantial portion of new annuities written is done through one marketing organization; the Company expects to maintain this relationship for the foreseeable future.

Basis of Presentation

     The preparation of financial statements of insurance companies requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes known, which could impact the amounts reported and disclosed herein.

     The accompanying financial statements have been prepared in conformity with accounting practices prescribed or permitted by the Insurance Department of the State of Ohio ("Insurance Department"), which practices differ from generally accepted accounting principles. The more significant of these differences are as follows: (a) bonds are generally reported at amortized cost rather than segregating the portfolio into held-to-maturity (reported at amortized cost), available-for-sale (reported at fair value), and trading (reported at fair value) classifications; (b) acquisition costs of acquiring new business are expensed as incurred rather than deferred and amortized over the life of the policies; (c) policy reserves on traditional life products are based on statutory mortality rates and interest which may differ from reserves based on reasonable assumptions of expected mortality, interest, and withdrawals which include a provision for possible unfavorable deviation from such assumptions; (d) policy reserves on certain investment products use discounting methodologies utilizing statutory interest rates rather than full account values; (e) reinsurance amounts are netted against the corresponding asset or

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 1999

1. Organization and Summary of Significant Accounting Policies--(Continued)

liability rather than shown as gross amounts on the balance sheet; (f) deferred income taxes are not provided for the difference between the financial statement amounts and income tax bases of assets and liabilities; (g) net realized gains or losses attributed to changes in the level of interest rates in the market are deferred and amortized over the remaining life of the bond or mortgage loan, rather than recognized as gains or losses in the statement of operations when the sale is completed; (h) potential declines in the estimated realizable value of investments are provided for through the establishment of a formula-determined statutory investment reserve (reported as a liability), changes to which are charged directly to surplus, rather than through recognition in the statement of operations for declines in value, when such declines are judged to be other than temporary; (i) certain assets designated as "non-admitted assets" have been charged to unassigned surplus rather than being reported as assets; (j) revenues for universal life and investment products consist of the entire premiums received rather than policy charges for the cost of insurance, policy administration charges, amortization of policy initiation fees and surrender charges assessed; (k) pension expense is recorded as amounts are paid rather than accrued and expensed during the periods in which the employers provide service; (l) stock options settled in cash are recorded as an expense of the Company's indirect parent rather than charged to current operations; (m) adjustments to federal income taxes of prior years are charged or credited directly to unassigned surplus, rather than reported as a component of income tax expense in the statement of operations; and (n) the financial statements of wholly-owned affiliates are not consolidated with those of the Company. The effects of these variances have not been determined by the Company, but are presumed to be material.

     In 1998, the National Association of Insurance Commissioners (NAIC) adopted codified statutory accounting principles ("Codification") effective January 1, 2001. Codification will likely change, to some extent, prescribed statutory accounting practices and may result in changes to the accounting practices that the Company uses to prepare its statutory-basis financial statements. Codification will require adoption by the various states before it becomes the prescribed statutory basis of accounting for insurance companies domesticated within those states. Accordingly, before Codification becomes effective for the Company, the State of Ohio must adopt Codification as the prescribed basis of accounting on which domestic insurers must report their statutory-basis results to the Insurance Department. At this time it is unclear whether the State of Ohio will adopt Codification. However, based on current guidance, management believes that the impact of Codification will not be material to the Company's statutory-basis financial statements.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 1999

1. Organization and Summary of Significant Accounting Policies--(Continued)

     Other significant statutory accounting practices are as follows:

Cash and Cash Equivalents

     For purposes of the statements of cash flows, the Company considers all highly liquid investments with remaining maturities of one year or less when purchased to be cash equivalents.

Investments

     Investments in bonds (except those to which the Securities Valuation Office of the NAIC has ascribed a value), mortgage loans on real estate and short-term investments are reported at cost adjusted for amortization of premiums and accrual of discounts. Amortization is computed using methods which result in a level yield over the expected life of the investment. The Company reviews its prepayment assumptions on mortgage and other asset backed securities at regular intervals and adjusts amortization rates retrospectively when such assumptions are changed due to experience and/or expected future patterns. Common stocks of unaffiliated companies are carried at market, and the related unrealized capital gains/(losses) are reported in unassigned surplus without any adjustment for federal income taxes. Common stocks of the Company's wholly-owned affiliates are recorded at the equity in net assets. Home office and investment properties are reported at cost less allowances for depreciation. Depreciation is computed principally by the straight-line method. Policy loans are reported at unpaid principal. Other "admitted assets" are valued, principally at cost, as required or permitted by Ohio Insurance Laws.

     Realized capital gains and losses are determined on the basis of specific identification and are recorded net of related federal income taxes. The Asset Valuation Reserve (AVR) is established by the Company to provide for potential losses in the event of default by issuers of certain invested assets. These amounts are determined using a formula prescribed by the NAIC and are reported as a liability. The formula for the AVR provides for a corresponding adjustment for realized gains and losses. Under a formula prescribed by the NAIC, the Company defers, in the Interest Maintenance Reserve (IMR), the portion of realized gains and losses on sales of fixed income investments, principally bonds and mortgage loans, attributable to changes in the general level of interest rates and amortizes those deferrals over the remaining period to maturity of the security.

     During 1999, 1998 and 1997, net realized capital gains (losses) of $(67), $1,294 and $3,259, respectively, were credited to the IMR rather than being immediately

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 1999

1. Organization and Summary of Significant Accounting Policies--(Continued)

recognized in the statements of operations. Amortization of these net gains aggregated $1,751, $744 and $1,576 for the years ended December 31, 1999, 1998 and 1997, respectively.

     Interest income is recognized on an accrual basis. The Company does not accrue income on bonds in default, mortgage loans on real estate in default and/or foreclosure or which are delinquent more than twelve months, or real estate where rent is in arrears for more than three months. Further, income is not accrued when collection is uncertain. No investment income due and accrued has been excluded for the years ended December 31, 1999, 1998 and 1997, with respect to such practices.

Aggregate Reserves for Policies

     Life and annuity reserves are developed by actuarial methods and are determined based on published tables using statutorily specified interest rates and valuation methods that will provide, in the aggregate, reserves that are greater than or equal to the minimum required by law.

     The aggregate policy reserves for life insurance policies are based principally upon the 1941, 1958 and 1980 Commissioners' Standard Ordinary Mortality Tables. The reserves are calculated using interest rates ranging from
2.25 to 5.50 percent and are computed principally on the Net Level Premium Valuation and the Commissioners' Reserve Valuation Methods. Reserves for universal life policies are based on account balances adjusted for the Commissioners' Reserve Valuation Method.

     Deferred annuity reserves are calculated according to the Commissioners' Annuity Reserve Valuation Method including excess interest reserves to cover situations where the future interest guarantees plus the decrease in surrender charges are in excess of the maximum valuation rates of interest. Reserves for immediate annuities and supplementary contracts with life contingencies are equal to the present value of future payments assuming interest rates ranging from 5.75 to 8.75 percent and mortality rates, where appropriate, from a variety of tables.

Policy and Contract Claim Reserves

     Claim reserves represent the estimated accrued liability for claims reported to the Company and claims incurred but not yet reported through the statement date. These reserves are estimated using either individual case-basis valuations or statistical analysis techniques. These estimates are subject to the effects of trends in claim severity and frequency. The estimates are continually reviewed and adjusted as necessary as experience develops or new information becomes available.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 1999

1. Organization and Summary of Significant Accounting Policies--(Continued)

Separate Accounts

     Assets held in trust for purchases of variable universal life and variable annuity contracts and the Company's corresponding obligation to the contract owners are shown separately in the balance sheets. The assets in the separate accounts are valued at market. Income and gains and losses with respect to the assets in the separate accounts accrue to the benefit of the policyholders and, accordingly, the operations of the separate accounts are not included in the accompanying financial statements. The separate accounts do not have any minimum guarantees and the investment risks associated with market value changes are borne entirely by the policyholders. The Company received variable contract premiums of $1,675,642, $1,240,858 and $1,164,013 in 1999, 1998 and
1997, respectively. All variable account contracts are subject to discretionary withdrawal by the policyholder at the market value of the underlying assets less the current surrender charge. Separate account contractholders have no claim against the assets of the general account.

Stock Option Plan

     AEGON N.V. sponsors a stock option plan for eligible employees of the Company. Under this plan, certain employees have indicated a preference to immediately sell shares received as a result of their exercise of the stock options; in these situations, AEGON N.V. has settled such options in cash rather than issuing stock to these employees. These cash settlements are paid by the Company, and AEGON N.V. subsequently reimburses the Company for such payments. Under statutory accounting principles, the Company does not record any expense related to this plan, as the expense is recognized by AEGON N.V. However, the Company is allowed to record a deduction in the consolidated tax return filed by the Company and certain affiliates. The tax benefit of this deduction has been credited directly to unassigned surplus.

Reclassifications

     Certain reclassifications have been made to the 1998 and 1997 financial statements to conform to the 1999 presentation.

2. Fair Values of Financial Instruments

     Statement of Financial Accounting Standards No. 107, Disclosures about Fair Value of Financial Instruments, requires disclosure of fair value information about financial instruments, whether or not recognized in the statutory-basis balance sheet, for which it is practicable to estimate that value. In cases where quoted market prices are not available, fair values are based on estimates using present value or other valuation

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 1999

2. Fair Values of Financial Instruments--(Continued)

techniques. Those techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. In that regard, the derived fair value estimates cannot be substantiated by comparisons to independent markets and, in many cases, could not be realized in immediate settlement of the instrument. Statement of Financial Accounting Standards No. 107 excludes certain financial instruments and all nonfinancial instruments from its disclosure requirements and allows companies to forego the disclosures when those estimates can only be made at excessive cost. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The following methods and assumptions were used by the Company in estimating its fair value disclosures for financial instruments:

     Cash and Short-Term Investments: The carrying amounts reported in the statutory-basis balance sheet for these instruments approximate their fair values.

     Investment Securities: Fair values for fixed maturity securities (including redeemable preferred stocks) are based on quoted market prices, where available. For fixed maturity securities not actively traded, fair values are estimated using values obtained from independent pricing services or (in the case of private placements) are estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality, and maturity of the investments. The fair values for equity securities are based on quoted market prices.

     Mortgage Loans and Policy Loans: The fair values for mortgage loans are estimated utilizing discounted cash flow analyses, using interest rates reflective of current market conditions and the risk characteristics of the loans. The fair value of policy loans are assumed to equal their carrying value.

     Investment Contracts: Fair values for the Company's liabilities under investment-type insurance contracts are estimated using discounted cash flow calculations, based on interest rates currently being offered for similar contracts with maturities consistent with those remaining for the contracts being valued.

     Fair values for the Company's insurance contracts other than investment contracts are not required to be disclosed. However, the fair values of liabilities under all insurance contracts are taken into consideration in the Company's overall management of interest rate risk, which minimizes exposure to changing interest rates through the matching of investment maturities with amounts due under insurance contracts.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 1999

2. Fair Values of Financial Instruments--(Continued)

     The following sets forth a comparison of the fair values and carrying amounts of the Company's financial instruments subject to the provisions of Statement of Financial Accounting Standards No. 107:

                                                               December 31
                                          -----------------------------------------------------
                                                     1999                       1998
                                          --------------------------- -------------------------
                                             Carrying                   Carrying
                                              Amount      Fair Value     Amount     Fair Value
                                          ------------- ------------- ------------ ------------
    Admitted assets
    Cash and short-term investments .....  $    23,932   $    23,932   $   73,808   $   73,808
    Bonds ...............................      119,731       119,076      184,697      192,556
    Common stocks, other than affiliates           358           358          384          384
    Mortgage loans on real estate .......        9,698         9,250        9,916       10,390
    Policy loans ........................      182,975       182,975      112,982      112,982
    Separate account assets .............   11,587,982    11,587,982    6,999,290    6,999,290
    Liabilities
    Investment contract liabilities .....      301,403       294,342      297,349      294,105
    Separate account annuities ..........    8,271,548     8,079,141    5,096,680    5,038,296

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 1999
3. Investments

     The carrying amount and estimated fair value of investments in debt securities are as follows:

                                                                      Gross        Gross     Estimated
                                                        Carrying   Unrealized   Unrealized     Fair
                                                         Amount       Gains       Losses       Value
                                                       ---------- ------------ ------------ ----------
     December 31, 1999
     Bonds:
      United States Government and agencies ..........  $  4,755     $    4       $   66     $  4,693
      State, municipal and other government ..........     2,185         12           --        2,197
      Public utilities ...............................    13,134        129          368       12,895
      Industrial and miscellaneous ...................    52,997      1,213        1,208       53,002
      Mortgage and other asset-backed securities .....    46,660        480          851       46,289
                                                        --------     ------       ------     --------
     Total bonds .....................................  $119,731     $1,838       $2,493     $119,076
                                                        ========     ======       ======     ========
     December 31, 1998
     Bonds: ..........................................
      United States Government and agencies ..........  $  4,749     $   83       $   --     $  4,832
      State, municipal and other government ..........     3,234        117           --        3,351
      Public utilities ...............................    18,792        818          251       19,359
      Industrial and miscellaneous ...................    96,332      6,685          577      102,440
      Mortgage and other asset-backed securities .....    61,590      1,235          251       62,574
                                                        --------     ------       ------     --------
     Total bonds .....................................  $184,697     $8,938       $1,079     $192,556
                                                        ========     ======       ======     ========

     The carrying amount and fair value of bonds at December 31, 1999 by contractual maturity are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without penalties.

                                                                          Estimated
                                                             Carrying       Fair
                                                              Amount        Value
                                                            ----------   ----------
     Due in one year or less ............................    $ 10,521     $ 10,560
     Due one through five years .........................      32,248       31,993
     Due five through ten years .........................      17,342       17,104
     Due after ten years ................................      12,960       13,130
                                                             --------     --------
                                                               73,071       72,787
     Mortgage and other asset-backed securities .........      46,660       46,289
                                                             --------     --------
                                                             $119,731     $119,076
                                                             ========     ========

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 1999

3. Investments--(Continued)

     A detail of net investment income is presented below:

                                                     Year ended December 31
                                              ------------------------------------
                                                 1999         1998         1997
                                              ----------   ----------   ----------
     Interest on bonds ....................    $ 12,094     $ 17,150     $ 25,723
     Dividends on equity investments from
      subsidiaries ........................      18,555       13,233       10,855
     Interest on mortgage loans ...........         746          499          478
     Rental income on real estate .........       5,794        2,839        1,371
     Interest on policy loans .............       9,303        6,241        4,656
     Other investment income ..............         414          540           26
                                               --------     --------     --------
     Gross investment income ..............      46,906       40,502       43,109
     Investment expenses ..................      (7,317)      (4,187)      (3,096)
                                               --------     --------     --------
     Net investment income ................    $ 39,589     $ 36,315     $ 40,013
                                               ========     ========     ========

     Proceeds from sales and maturities of debt securities and related gross realized gains and losses were as follows:

                                               Year ended December 31
                                       ---------------------------------------
                                           1999          1998          1997
                                       -----------   -----------   -----------
     Proceeds ......................    $114,177      $143,449      $146,963
                                        ========      ========      ========
     Gross realized gains ..........    $  1,762      $  4,641      $  3,921
     Gross realized losses .........       1,709           899           626
                                        --------      --------      --------
     Net realized gains ............    $     53      $  3,742      $  3,295
                                        ========      ========      ========

     At December 31, 1999, bonds with an aggregate carrying value of $4,152 were on deposit with certain state regulatory authorities or were restrictively held in bank custodial accounts for benefit of such state regulatory authorities, as required by statute.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 1999

3. Investments--(Continued)

     Realized investment gains (losses) and changes in unrealized gains (losses) for investments are summarized below:

                                                                        Realized
                                                          -------------------------------------
                                                                 Year ended December 31
                                                          -------------------------------------
                                                             1999         1998          1997
                                                          ---------   -----------   -----------
     Debt securities ..................................    $   53      $  3,742      $  3,295
     Other invested assets ............................        18           (18)           --
                                                           ------      --------      --------
                                                               71         3,724         3,295
     Tax expense ......................................      (854)         (936)         (711)
     Transfer to interest maintenance reserve .........        67        (1,294)       (3,259)
                                                           ------      --------      --------
     Net realized gains (losses) ......................    $ (716)     $  1,494      $    747
                                                           ======      ========      ========

                                                                           Changes in Unrealized
                                                                  ----------------------------------------
                                                                           Year ended December 31
                                                                  ----------------------------------------
                                                                      1999           1998          1997
                                                                  ------------   ------------   ----------
     Debt securities ..........................................     $ (8,514)      $ (3,985)      $ (896)
     Common stocks ............................................        1,426            248           --
                                                                    --------       --------       ------
     Change in unrealized appreciation (depreciation) .........     $ (7,088)      $  (3737)      $ (896)
                                                                    ========       ========       ======

     Gross unrealized gains (losses) on common stocks were as follows:

                                          Unrealized
                                      -------------------
                                          December 31
                                      -------------------
                                         1999       1998
                                      ---------   -------
     Unrealized gains .............    $1,995      $ 579
     Unrealized losses ............       (26)       (36)
                                       ------      -----
     Net unrealized gains .........    $1,969      $ 543
                                       ======      =====

     During 1999, the Company did not issue any mortgage loans. The Company requires all mortgagees to carry fire insurance equal to the value of the underlying property.

     During 1999, 1998 and 1997, no mortgage loans were foreclosed and transferred to real estate. During 1999 and 1998, the Company held a mortgage loan loss reserve in the asset valuation reserve of $110 and $112, respectively.

     At December 31, 1999, the Company had no investments (excluding U. S. Government guaranteed or insured issues) which individually represented more than ten percent of capital and surplus and the asset valuation reserve, collectively.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 1999
4. Reinsurance

     The Company reinsures portions of certain insurance policies which exceed its established limits, thereby providing a greater diversification of risk and minimizing exposure on larger risks. The Company remains contingently liable with respect to any insurance ceded, and this would become an actual liability in the event that the assuming insurance company became unable to meet its obligations under the reinsurance treaty.

                                                Year ended December 31
                                     ---------------------------------------------
                                          1999            1998            1997
                                     -------------   -------------   -------------
     Direct premiums .............    $1,748,265      $1,345,752      $1,219,271
     Reinsurance assumed .........            --             461           2,389
     Reinsurance ceded ...........       (59,011)        (75,319)         (5,141)
                                      ----------      ----------      ----------
     Net premiums earned .........    $1,689,254      $1,270,894      $1,216,519
                                      ==========      ==========      ==========

     The Company received reinsurance recoveries in the amount of $4,916, $5,260 and $2,288 during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, estimated amounts recoverable from reinsurers that have been deducted from policy and contract claim reserves totaled $1,557 and $1,003, respectively. The aggregate reserves for policies and contracts were reduced for reserve credits for reinsurance ceded at December 31, 1999 and 1998 of $3,487 and $2,849, respectively.

5.  Income Taxes

     For federal income tax purposes, the Company joins in a consolidated tax return filing with certain affiliated companies. Under the terms of a tax-sharing agreement between the Company and its affiliates, the Company computes federal income tax expense as if it were filing a separate income tax return, except that tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. Additionally, the alternative minimum tax is computed for the consolidated group and the resulting tax, if any, is allocated back to the separate companies on the basis of the separate companies' alternative minimum taxable income.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 1999

5.  Income Taxes--(Continued)

     Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to gain (loss) from operations before federal income tax expense (benefit) and realized capital gains (losses) on investments for the following reasons:

                                                                                  Year ended December 31
                                                                        ------------------------------------------
                                                                            1999           1998           1997
                                                                        ------------   ------------   ------------
     Computed tax (benefit) at federal statutory rate (35%) .........    $  17,231       $ (2,019)      $ (1,156)
     Deferred acquisition costs -- tax basis ........................       11,344          9,672          9,164
     Tax reserve valuation ..........................................       (2,272)         1,513           (194)
     Excess tax depreciation ........................................         (727)          (442)          (127)
     Amortization of IMR ............................................         (613)          (260)          (552)
     Dividend received deduction ....................................      (10,784)        (6,657)        (5,326)
     Prior year over-accrual ........................................       (3,167)        (2,322)        (1,541)
     Other, net .....................................................          804            168            201
                                                                         ---------       --------       --------
     Federal income tax expense (benefit) ...........................    $  11,816       $   (347)      $    469
                                                                         =========       ========       ========

     Federal income tax expense (benefit) differs from the amount computed by applying the statutory federal income tax rate to realized gains (losses) due to the differences in book and tax asset bases at the time certain investments are sold.

     Prior to 1984, as provided for under the Life Insurance Company Tax Act of 1959, a portion of statutory income was not subject to current taxation, but was accumulated for income tax purposes in a memorandum account referred to as the policyholders' surplus account. No federal income taxes have been provided for in the financial statements on income deferred in the policyholders' surplus account ($293 at December 31, 1999). To the extent dividends are paid from the amount accumulated in the policyholders' surplus account, net earnings would be reduced by the amount of tax required to be paid. Should the entire amount in the policyholders' surplus account become taxable, the tax thereon computed at current rates would amount to approximately $103.

     At December 31, 1996, the Company had capital loss carryforwards of approximately $10,705, which were utilized by the Company's affiliates in the consolidated tax return filing in 1997. This transaction resulted in a receipt from the Company's affiliate of $3,747, which was credited directly to unassigned surplus.

     In 1999, the Company received $1,000 from its former parent, an unaffiliated company, for reimbursement of prior period tax payments made by the Company but owed by the former parent. In 1998, the Company reached a final settlement with the

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 1999

5.  Income Taxes--(Continued)

Internal Revenue Service for 1994 and 1995 resulting in a tax refund of $300 and interest received of $53. Tax settlements for 1999 and 1998 were credited directly to unassigned surplus.

6. Policy and Contract Attributes

     A portion of the Company's policy reserves and other policyholders' funds relate to liabilities established on a variety of the Company's products, primarily separate accounts, that are not subject to significant mortality or morbidity risk; however, there may be certain restrictions placed upon the amount of funds that can be withdrawn without penalty. The amount of reserves on these products, by withdrawal characteristics are summarized as follows:

                                                                           December 31
                                                      ------------------------------------------------------
                                                                 1999                        1998
                                                      --------------------------   -------------------------
                                                                        Percent                     Percent
                                                          Amount       of Total        Amount       of Total
                                                      -------------   ----------   -------------   ---------
     Subject to discretionary withdrawal with
      market value adjustment .....................    $   12,534           0%      $   12,810          0%
     Subject to discretionary withdrawal at book
      value less surrender charge .................        73,903           1           76,289          1
     Subject to discretionary withdrawal at market
      value .......................................     8,271,441          96        5,096,680         94
     Subject to discretionary withdrawal at book
      value (minimal or no charges or
      adjustments) ................................       217,372           3          210,270          4
     Not subject to discretionary withdrawal
      provision ...................................        15,433           0           15,681          1
                                                       ----------          --       ----------         --
                                                        8,590,683         100%       5,411,730        100%
                                                                          ===                         ===
     Less reinsurance ceded .......................         1,581                        1,131
                                                       ----------                   ----------
     Total policy reserves on annuities and deposit
      fund liabilities ............................    $8,589,102                   $5,410,599
                                                       ==========                   ==========

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 1999

6. Policy and Contract Attributes--(Continued)

     A reconciliation of the amounts transferred to and from the separate accounts is presented below:

                                                                   Year ended December 31
                                                        ---------------------------------------------
                                                             1999            1998            1997
                                                        -------------   -------------   -------------
     Transfers as reported in the summary of
       operations of the separate accounts statement:
     Transfers to separate accounts .................    $1,675,642      $1,240,858      $1,164,013
     Transfers from separate accounts ...............     1,056,207         774,690         646,477
                                                         ----------      ----------      ----------
     Net transfers to separate accounts .............       619,435         466,168         517,536
     Reconciling adjustments -- change in accruals
       for investment management, administration
       fees and contract guarantees, reinsurance and
       separate account surplus .....................       (78,992)          9,267           1,678
                                                         ----------      ----------      ----------
     Transfers as reported in the summary of
       operations of the life, accident and health
       annual statement .............................    $  540,443      $  475,435      $  519,214
                                                         ==========      ==========      ==========

     Reserves on the Company's traditional life insurance products are computed using mean reserving methodologies. These methodologies result in the establishment of assets for the amount of the net valuation premiums that are anticipated to be received between the policy's paid-through date to the policy's next anniversary date. At December 31, 1999 and 1998, these assets (which are reported as premiums deferred and uncollected) and the amounts of the related gross premiums and loadings, are as follows:

                                                    Gross      Loading      Net
                                                  ---------   ---------   -------
     December 31, 1999
     Ordinary direct renewal business .........    $1,017        $232      $785
                                                   ------        ----      ----
                                                   $1,017        $232      $785
                                                   ======        ====      ====
     December 31, 1998
     Ordinary direct renewal business .........    $1,101        $201      $900
                                                   ------        ----      ----
                                                   $1,101        $201      $900
                                                   ======        ====      ====

     In 1994, the NAIC enacted a guideline to clarify reserving methodologies for contracts that require immediate payment of claims upon proof of death of the insured. Companies were allowed to grade the effects of the change in reserving methodologies over five years. A direct charge to surplus of $2,132 and $1,872 was made for the years ended December 31, 1998 and 1997, respectively, related to the change in reserve methodology.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 1999
7. Dividend Restrictions

     The Company is subject to limitations, imposed by the State of Ohio, on the payment of dividends to its parent company. Generally, dividends during any twelve month period may not be paid; without prior regulatory approval, in excess of the greater of (a) 10 percent of statutory capital and surplus as of the preceding December 31, or (b) statutory gain from operations for the preceding year. Subject to the availability of unassigned surplus at the time of such dividend, the maximum payment which may be made in 2000, without the prior approval of insurance regulatory authorities, is $36,700.

8. Capital Structure

     During 1999, the Company's Board of Director's approved an amendment to the Company's Articles of Incorporation which increased the number of authorized capital shares to 3,000,000. The Board of Directors also authorized a stock dividend in the amount of $1,000, which was transferred from unassigned surplus. This amendment and stock dividend were in response to a change in California law which requires all life insurance companies which do business in the state to have capital stock of at least $2,500.

9. Retirement and Compensation Plans

     The Company's employees participate in a qualified benefit plan sponsored by AEGON. The Company has no legal obligation for the plan. The Company recognizes pension expense equal to its allocation from AEGON. The pension expense is allocated among the participating companies based on the Statement of Financial Accounting Standards No. 87 expense as a percent of salaries. The benefits are based on years of service and the employee's compensation during the highest five consecutive years of employment. Pension expense aggregated $1,105, $917 and $659 for the years ended December 31, 1999, 1998 and 1997, respectively. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

     The Company's employees also participate in a contributory defined contribution plan sponsored by AEGON which is qualified under Section 401(k) of the Internal Revenue Service Code. Employees of the Company who customarily work at least 1,000 hours during each calendar year and meet the other eligibility requirements are participants of the plan. Participants may elect to contribute up to fifteen percent of their salary to the plan. The Company will match an amount up to three percent of the participant's salary. Participants may direct all of their contributions and plan balances to be invested in a variety of investment options. The plan is subject to the reporting and disclosure requirements of the Employee Retirement and Income Security Act of 1974.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 1999

9. Retirement and Compensation Plans--(Continued)

Pension expense related to this plan was $816, $632 and $448 for the years ended December 31, 1999, 1998 and 1997, respectively.

     AEGON sponsors supplemental retirement plans to provide the Company's senior management with benefits in excess of normal pension benefits. The plans are noncontributory and benefits are based on years of service and the employee's compensation level. The plans are unfunded and nonqualified under the Internal Revenue Code. In addition, AEGON has established incentive deferred compensation plans for certain key employees of the Company. AEGON also sponsors an employee stock option plan for individuals employed at least three years and a stock purchase plan for its producers, with the participating affiliated companies establishing their own eligibility criteria, producer contribution limits and company matching formula. These plans have been accrued for or funded as deemed appropriate by management of AEGON and the Company.

     In addition to pension benefits, the Company participates in plans sponsored by AEGON that provide postretirement medical, dental and life insurance benefits to employees meeting certain eligibility requirements. Portions of the medical and dental plans are contributory. The expenses of the postretirement plans calculated on the pay-as-you-go basis are charged to affiliates in accordance with an intercompany cost sharing arrangement. The Company expensed $81, $157 and $99 for the years ended December 31, 1999, 1998 and 1997, respectively.

10. Related Party Transactions

     The Company shares certain officers, employees and general expenses with affiliated companies.

     The Company receives data processing, investment advisory and management, marketing and administration services from certain affiliates. During 1999, 1998 and 1997, the Company paid $16,905 $12,763 and $10,040, respectively, for such services, which approximates their costs to the affiliates. The Company provides office space, marketing and administrative services to certain affiliates. During 1999, 1998 and 1997, the Company received $3,755, $5,125 and $4,395, respectively, for such services, which approximates their cost.

     Payable to affiliates and intercompany borrowings bear interest at the thirty-day commercial paper rate of 5.06% at December 31, 1999. During 1999, 1998 and 1997, the Company paid net interest of $1,997, $1,090 and $364, respectively, to affiliates.

     The Company received capital contributions of $32,092 and $20,000 from its parent in 1998 and 1997, respectively.

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 1999

10. Related Party Transactions--(Continued)

     At December 31, 1999 and 1998, the Company had short-term note payables to an affiliate of $17,100 and $44,200, respectively. Interest on these notes ranged from 5.15% to 5.9% at December 31, 1999 and 5.13% to 5.54% at December 31, 1998.

     During 1998, the Company purchased life insurance policies covering the lives of certain employees of the Company. Premiums of $43,500 were paid to an affiliate for these policies. At December 31, 1999 and 1998, the cash surrender value of these policies was $47,518 and $45,445, respectively.

11. Commitments and Contingencies

     The Company is a party to legal proceedings incidental to its business. Although such litigation sometimes includes substantial demands for compensatory and punitive damages in addition to contract liability, it is management's opinion, after consultation with counsel and a review of available facts, that damages arising from such demands will not be material to the Company's financial position.

     The Company is subject to insurance guaranty laws in the states in which it writes business. These laws provide for assessments against insurance companies for the benefit of policyholders and claimants in the event of insolvency of other insurance companies. Assessments are charged to operations when received by the Company except where right of offset against other taxes paid is allowed by law; amounts available for future offsets are recorded as an asset on the Company's balance sheet. The future obligation has been based on the most recent information available from the National Organization of Life and Health Insurance Guaranty Association. Potential future obligations for unknown insolvencies are not determinable by the Company. The Company has established a reserve of $3,498 and $3,489 and an offsetting premium tax benefit of $837 and $828 at December 31, 1999 and 1998, respectively, for its estimated share of future guaranty fund assessments related to several major insurer insolvencies. The guaranty fund expense (credit) was $(20), $(74) and $0 at December 31, 1999, 1998 and 1997, respectively.

12. Reconciliation of Capital and Surplus and Net Income

     The following table reconciles capital and surplus and net income as reported in the 1998 Annual Statement filed with the Insurance Department of the State of Ohio, to the amounts reported in the accompanying financial statements:

                  Western Reserve Life Assurance Co. of Ohio

                             (Dollars in thousands)


                               December 31, 1999

12. Reconciliation of Capital and Surplus and Net Income--(Continued)

                                                                                  Year ended
                                                         December 31, 1998     December 31, 1998
                                                        -------------------   ------------------
                                                           Total Capital
                                                            and Surplus         Net Income/Loss
                                                        -------------------   ------------------
   Amounts reported in Annual Statement .............        $148,038              $    528
   Adjustment to federal income tax benefit .........          (4,458)               (4,458)
                                                             --------              --------
   Amounts reported herein ..........................        $143,580              $ (3,930)
                                                             ========              ========

                  Western Reserve Life Assurance Co. of Ohio

                       Summary of Investments Other Than
                        Investments in Related Parties
                            (Dollars in thousands)

                               December 31, 1999


SCHEDULE I

                                                                                            Amount at Which
                                                                                 Fair        Shown in the
Type of Investment                                               Cost (1)        Value       Balance Sheet
------------------------------------------------------------   ------------   ----------   ----------------
Fixed maturities
Bonds:
 United States Government and government
   agencies and authorities ................................   $   5,827      $ 5,820          $   5,827
 States, municipalities and political subdivisions .........       7,110        7,275              7,110
 Public utilities ..........................................      13,134       12,895             13,134
 All other corporate bonds .................................      93,660       93,086             93,660
                                                               ---------      -------          ---------
Total fixed maturities .....................................     119,731      119,076            119,731
Equity securities
Common stocks:
 Affiliated entities .......................................         243        2,156              2,156
 Industrial, miscellaneous and all other ...................         302          358                358
                                                               ---------      -------          ---------
Total equity securities ....................................         545        2,514              2,514
Mortgage loans on real estate ..............................       9,698                           9,698
Real estate ................................................      45,144                          45,144
Policy loans ...............................................     182,975                         182,975
Cash and short-term investments ............................      23,932                          23,932
                                                               ---------                       ---------
Total investments ..........................................   $ 382,025                       $ 383,994
                                                               =========                       =========

----------------
(1) Original cost of equity securities and, as to fixed maturities, original cost reduced by repayments and adjusted for amortization of premiums or accruals of discounts.

                  Western Reserve Life Assurance Co. of Ohio


                      Supplementary Insurance Information
                            (Dollars in thousands)

SCHEDULE III

                                                                                         Benefits,
                                                                                          Claims,
                              Future Policy    Policy and                      Net      Losses and      Other
                               Benefits and     Contract       Premium     Investment   Settlement    Operating
                                 Expenses     Liabilities      Revenue       Income*     Expenses     Expenses*
                             --------------- ------------- -------------- ------------ ------------ ------------
Year ended December 31, 1999
Individual life ............    $ 291,106       $  9,152    $   583,656     $ 10,754    $ 178,237    $ 261,284
Group life .................       11,032            100          1,073          706        1,437          599
Annuity ....................      268,864             17      1,104,525       28,129      651,520      116,006
                                ---------       --------    -----------     --------    ---------    ---------
                                $ 571,002       $  9,269    $ 1,689,254     $ 39,589    $ 831,194    $ 377,889
                                =========       ========    ===========     ========    =========    =========
Year ended December 31, 1998
Individual life ............    $ 221,050       $  8,624    $   474,120     $  9,884    $ 122,542    $ 230,368
Group life .................       10,546            100          1,933          723        1,962        2,281
Annuity ....................      265,418            509        794,841       25,708      545,532       91,505
                                ---------       --------    -----------     --------    ---------    ---------
                                $ 497,014       $  9,233    $ 1,270,894     $ 36,315    $ 670,036    $ 324,154
                                =========       ========    ===========     ========    =========    =========
Year ended December 31, 1997
Individual life ............    $ 177,088       $  9,533    $   390,452     $ 13,742    $  88,738    $ 176,303
Group life .................        9,435            805          3,918          810        3,986        3,292
Annuity ....................      296,290            591        822,149       25,461      389,726       83,179
                                ---------       --------    -----------     --------    ---------    ---------
                                $ 482,813       $ 10,929    $ 1,216,519     $ 40,013    $ 482,450    $ 262,774
                                =========       ========    ===========     ========    =========    =========

----------------
* Allocations of net investment income and other operating expenses are based on a number of assumptions and estimates, and the results would change if different methods were applied.

                  Western Reserve Life Assurance Co. of Ohio


                                  Reinsurance
                            (Dollars in thousands)

SCHEDULE IV

                                                                   Assumed                    Percentage
                                                    Ceded to         From                     of Amount
                                       Gross          Other         Other           Net        Assumed
                                      Amount        Companies     Companies       Amount        to Net
                                  -------------- -------------- ------------- -------------- -----------
Year ended December 31, 1999
Life insurance in force .........  $63,040,741    $11,297,250    $       --    $51,743,494    0.0%
                                   ===========    ===========    ==========    ===========    ===
Premiums:
 Individual life ................  $   604,628    $    20,972    $       --    $   583,656    0.0%
 Group life and health ..........        1,383            310            --          1,073    0.0
 Annuity ........................    1,142,254         37,729            --      1,104,525    0.0
                                   -----------    -----------    ----------    -----------    ---
                                   $ 1,748,265    $    59,011    $       --    $ 1,689,254    0.0%
                                   ===========    ===========    ==========    ===========    ===
Year ended December 31, 1998
Life insurance in force .........  $51,064,173    $ 9,862,460    $       --    $41,201,713    0.0%
                                   ===========    ===========    ==========    ===========    ===
Premiums:
 Individual life ................  $   493,633    $    19,512    $       --    $   474,121    0.0%
 Group life and health ..........        1,691            220           461          1,932   23.8
 Annuity ........................      850,428         55,587            --        794,841    0.0
                                   -----------    -----------    ----------    -----------   ----
                                   $ 1,345,752    $    75,319    $      461    $ 1,270,894    .03%
                                   ===========    ===========    ==========    ===========   ====
Year ended December 31, 1997
Life insurance in force .........  $40,221,361    $ 6,776,447    $2,692,822    $36,137,736    7.5%
                                   ===========    ===========    ==========    ===========   ====
Premiums:
 Individual life ................  $   395,361    $     4,910    $       --    $   390,452    0.0%
 Group life and health ..........        1,761            231         2,389          3,918   61.0
 Annuity ........................      822,149             --            --        822,149    0.0
                                   -----------    -----------    ----------    -----------   ----
                                   $ 1,219,271    $     5,141    $    2,389    $ 1,216,519    0.2%
                                   ===========    ===========    ==========    ===========   ====

                                    PART II.
                                OTHER INFORMATION

                           UNDERTAKING TO FILE REPORTS
                           ---------------------------

         Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the undersigned registrant hereby undertakes to file with the Securities and Exchange Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that Section.

                 REPRESENTATION PURSUANT TO SECTION 26(e)(2)(A)
                 ----------------------------------------------

         Western Reserve Life Assurance Co. of Ohio ("Western Reserve") hereby represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Western Reserve.

                    STATEMENT WITH RESPECT TO INDEMNIFICATION
                    -----------------------------------------

         Provisions exist under the Ohio General Corporation Law, the Second Amended Articles of Incorporation of Western Reserve and the Amended Code of Regulations of Western Reserve whereby Western Reserve may indemnify certain persons against certain payments incurred by such persons. The following excerpts contain the substance of these provisions.

                          OHIO GENERAL CORPORATION LAW
                          ----------------------------

         SECTION 1701.13  AUTHORITY OF CORPORATION.

         (E)(1) A corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

         (2) A corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any of the following:

               (a) Any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought determines upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper;

               (b) Any action or suit in which the only liability asserted against a director is pursuant to section 1701.95 of the Revised Code.

        (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

        (4) Any indemnification under divisions (E)(1) and (2) of this section, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in divisions (E)(1) and (2) of this section. Such determination shall be made as follows:

               (a) By a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding;

               (b) If the quorum described in division (E)(4)(a) of this section is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years;

               (c) By the shareholders;

               (d) By the court of common pleas or the court in which such action, suit, or proceeding was brought.

        Any determination made by the disinterested directors under division
(E)(4)(a) or by independent legal counsel under division (E)(4)(b) of this section shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under division (E)(2) of this section, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

        (5)(a) Unless at the time of a director's act or omission that is the subject of an action, suit or proceeding referred to in divisions (E)(1) and (2) of this section, the articles or the regulations of a corporation state by specific reference to this division that the provisions of this division do not apply to the corporation and unless the only liability asserted against a director in an action, suit, or proceeding referred to in divisions (E)(1) and
(2) of this section is pursuant to section 1701.95 of the Revised Code, expenses, including attorney's fees, incurred by a director in defending the action, suit, or proceeding shall be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding upon receipt of an undertaking by or on behalf of the director in which he agrees to do both of the following:

                  (i) Repay such amount if it is proved by clear and convincing evidence in a court of competent jurisdiction that his action or failure to act involved an act or omission undertaken with deliberate intent to cause injury to the corporation or undertaken with reckless disregard for the best interests of the corporation;

                  (ii)Reasonably cooperate with the corporation concerning the action, suit, or proceeding.

               (b) Expenses, including attorneys' fees incurred by a director, trustee, officer, employee, or agent in defending any action, suit, or proceeding referred to in divisions (E)(1) and (2) of this section, may be paid by the corporation as they are incurred, in advance of the final disposition of the action, suit, or proceeding as authorized by the directors in the specific case upon receipt of an undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, if it ultimately is determined that he is entitled to be indemnified by the corporation.

        (6) The indemnification authorized by this section shall not be exclusive of, and shall be in addition to, any other rights granted to those seeking indemnification under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

        (7) A corporation may purchase and maintain insurance or furnish similar protection, including but not limited to trust funds, letters of credit, or self-insurance on behalf of or for any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity, or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section. Insurance may be purchased from or maintained with a person in which the corporation has a financial interest.

        (8) The authority of a corporation to indemnify persons pursuant to divisions (E)(1) and (2) of this section does not limit the payment of expenses as they are incurred, indemnification, insurance, or other protection that may be provided pursuant to divisions (E)(5), (6), and (7) of this section. Divisions (E)(1) and (2) of this section do not create any obligation to repay or return payments made by the corporation pursuant to divisions (E)(5), (6), or
(7).

        (9) As used in this division, references to "corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation, domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, shall stand in the same position under this section with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

           SECOND AMENDED ARTICLES OF INCORPORATION OF WESTERN RESERVE
           -----------------------------------------------------------

                                 ARTICLE EIGHTH
                                 --------------

         EIGHTH: (1) The corporation may indemnify or agree to indemnify any person who was or is a party or is threatened to be made a party, to any threatened, pending, or completed action, suit, or proceeding, whether civil, criminal, administrative, or investigative, other than an action by or in the right of the corporation, by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise, against expenses, including attorneys' fees, judgments, fines, and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit, or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit, or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the corporation, and with respect to any criminal action or proceeding, he had reasonable cause to believe that his conduct was unlawful.

        (2) The corporation may indemnify or agree to indemnify any person who was or is a party, or is threatened to be made a party to any threatened, pending, or completed action or suit by or in the right of the corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against expenses, including attorneys' fees, actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the corporation, except that no indemnification shall be made in respect of any claim, issue, or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the corporation unless, and only to the extent that the court of common pleas, or the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability, but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses as the court of common pleas or such other court shall deem proper.

        (3) To the extent that a director, trustee, officer, employee, or agent has been successful on the merits or otherwise in defense of any action, suit, or proceeding referred to in sections (1) and (2) of this article, or in defense of any claim, issue, or matter therein, he shall be indemnified against expenses, including attorneys' fees, actually and reasonably incurred by him in connection therewith.

        (4) Any indemnification under sections (1) and (2) of this article, unless ordered by a court, shall be made by the corporation only as authorized in the specific case upon a determination that indemnification of the director, trustee, officer, employee, or agent is proper in the circumstances because he has met the applicable standard of conduct set forth in sections (1) and (2) of this article. Such determination shall be made (a) by a majority vote of a quorum consisting of directors of the indemnifying corporation who were not and are not parties to or threatened with any such action, suit, or proceeding, or
(b) if such a quorum is not obtainable or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel other than an attorney, or a firm having associated with it an attorney, who has been retained by or who has performed services for the corporation, or any person to be indemnified within the past five years, or (c) by the shareholders, or (d) by the court of common pleas or the court in which such action, suit, or proceeding was brought. Any determination made by the disinterested directors under section (4)(a) or by independent legal counsel under section (4)(b) of this article shall be promptly communicated to the person who threatened or brought the action or suit by or in the right of the corporation under section (2) of this article, and within ten days after receipt of such notification, such person shall have the right to petition the court of common pleas or the court in which such action or suit was brought to review the reasonableness of such determination.

        (5) Expenses, including attorneys' fees incurred in defending any action, suit, or proceeding referred to in sections (1) and (2) of this article, may be paid by the corporation in advance of the final disposition of such action, suit, or proceeding as authorized by the directors in the specific case upon receipt of a written undertaking by or on behalf of the director, trustee, officer, employee, or agent to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this article. If a majority vote of a quorum of disinterested directors so directs by resolution, said written undertaking need not be submitted to the corporation. Such a determination that a written undertaking need not be submitted to the corporation shall in no way affect the entitlement of indemnification as authorized by this article.

        (6) The indemnification provided by this article shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the articles or the regulations or any agreement, vote of shareholders or disinterested directors, or otherwise, both as to action in his official capacity and as to action in another capacity while holding such office, and shall continue as to a person who has ceased to be a director, trustee, officer, employee, or agent and shall inure to the benefit of the heirs, executors, and administrators of such a person.

        (7) The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee, or agent of the corporation, or is or was serving at the request of the corporation as a director, trustee, officer, employee, or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the corporation would have the power to indemnify him against such liability under this section.

        (8) As used in this section, references to "the corporation" include all constituent corporations in a consolidation or merger and the new or surviving corporation, so that any person who is or was a director, officer, employee, or agent of such a constituent corporation, or is or was serving at the request of such constituent corporation as a director, trustee, officer, employee or agent of another corporation (including a subsidiary of this corporation), domestic or foreign, nonprofit or for profit, partnership, joint venture, trust, or other enterprise shall stand in the same position under this article with respect to the new or surviving corporation as he would if he had served the new or surviving corporation in the same capacity.

        (9) The foregoing provisions of this article do not apply to any proceeding against any trustee, investment manager or other fiduciary of an employee benefit plan in such person's capacity as such, even though such person may also be an agent of this corporation. The corporation may indemnify such named fiduciaries of its employee benefit plans against all costs and expenses, judgments, fines, settlements or other amounts actually and reasonably incurred by or imposed upon said named fiduciary in connection with or arising out of any claim, demand, action, suit or proceeding in which the named fiduciary may be made a party by reason of being or having been a named fiduciary, to the same extent it indemnifies an agent of the corporation. To the extent that the corporation does not have the direct legal power to indemnify, the corporation may contract with the named fiduciaries of its employee benefit plans to indemnify them to the same extent as noted above. The corporation may purchase and maintain insurance on behalf of such named fiduciary covering any liability to the same extent that it contracts to indemnify.

                 AMENDED CODE OF REGULATIONS OF WESTERN RESERVE
                 ----------------------------------------------

                                    ARTICLE V
                                    ---------

                    INDEMNIFICATION OF DIRECTORS AND OFFICERS
                    -----------------------------------------

        Each Director, officer and member of a committee of this Corporation, and any person who may have served at the request of this Corporation as a Director, officer or member of a committee of any other corporation in which this Corporation owns shares of capital stock or of which this Corporation is a creditor (and his heirs, executors and administrators) shall be indemnified by the Corporation against all expenses, costs, judgments, decrees, fines or penalties as provided by, and to the extent allowed by, Article Eighth of the Corporation's Articles of Incorporation, as amended.

                              RULE 484 UNDERTAKING
                              --------------------

        Insofar as indemnification for liability arising under the Securities Act of 1933 (the "Act") may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                               CONTENTS OF REGISTRATION STATEMENT

This registration statement comprises the following papers and documents:

        The facing sheet
        The Prospectus, consisting of 191 pages
        The undertaking to file reports
        Representation pursuant to section 26(e)(2)(A)
        The statement with respect to indemnification
        The Rule 484 undertaking The signatures

Written consent of the following persons:

        (a)      Sutherland Asbill & Brennan LLP
        (b)      Ernst & Young LLP
        (c)      PricewaterhouseCoopers LLP

The following exhibits:

1. The following exhibits correspond to those required by paragraph A to the instructions as to exhibits in Form N-8B-2:
         A.       (1)      Resolution of the Board of Directors of Western
                           Reserve establishing the Series Account (3)

                  (2)      Not Applicable
                  (3)      Distribution of Policies:
                           (a)      Master Service and Distribution Compliance
                                    Agreement (2)
                           (b)      Amendment to Master Service and Distribution
                                    Compliance Agreement (5)
                           (c)      Form of Broker/Dealer Supervisory and
                                    Service Agreement (5)
                           (d)      Principal Underwriting Agreement (5)
                           (e)      First Amendment to Principal Underwriting
                                    Agreement (5)
                  (4)      Not Applicable
                  (5)      (a)      Specimen Flexible Premium Variable Life
                                    Insurance Policy (4)
                           (b)      Joint Insured Term Rider (4)
                           (c)      Individual Insured Rider (4)
                           (d)      Wealth Protector Rider (4)
                           (e)      Terminal Illness Accelerated Death Benefit
                                    Rider (Form Nos. ACCDB-10/94,
                                    ACCDB-CT-10/94, ACCDBIN-10/94,
                                    ACCDB-10/94MN, ACCDBMS-01/95, ACCDBSC-02/95,
                                    ACCDBIL-10/94) (3)
                           (f)      Endorsement (EL101)(6)

                           (g)      Adjustable Term Insurance Rider
                           (h)      Death Benefit Extension Rider

                 (6)       (a)      Second Amended Articles of Incorporation of
                                    Western Reserve (2)
                           (b)      Amended Code of Regulations (By-Laws) of
                                    Western Reserve (2)
                           (c)      Certificate of First Amendment to the Second
                                    Amended Articles of Incorporation of Western
                                    Reserve (7)
                 (7)       Not Applicable
                 (8)       (a)      Investment Advisory Agreement with the Fund
                                    (1)
                           (b)      Sub-Advisory Agreement (1)
                 (9)       Not Applicable
                 (10) Application for Flexible Premium Variable Life Insurance Policy (3)
                 (11) Memorandum describing issuance, transfer and redemption procedures (4)

2.      See Exhibit 1.A.

3. Opinion of Counsel as to the legality of the securities being registered (4)

4. No financial statement will be omitted from the Prospectus pursuant to Instruction 1(b) or (c) of Part I

5.       Not Applicable

6. Opinion and consent of Alan Yaeger as to actuarial matters pertaining to the securities being registered (4)

7.       Consent of Thomas E. Pierpan, Esq. (4)

8.       Consent of Sutherland Asbill & Brennan LLP

9.       Consent of Ernst & Young LLP

10.      Consent of PricewaterhouseCoopers LLP

11.      Powers of Attorney (8)

----------------------------------------
(1) This exhibit was previously filed on Post Effective Amendment No. 25 to Form N-1A Registration Statement (File No. 33-507) dated October 17, 1997 and is incorporated herein by reference.
(2) This exhibit was previously filed on Post Effective Amendment No. 11 to Form N-4 Registration Statement dated April 20, 1998 (File No. 33-49556) and is incorporated herein by reference.
(3) This exhibit was previously filed on Post-Effective Amendment No. 16 to Form S-6 Registration Statement dated April 21, 1998 (File No. 33-31140) and is incorporated herein by reference.
(4) This exhibit was previously filed on Post-Effective Amendment No. 11 to Form S-6 Registration Statement dated April 22, 1998 (File No. 33-69138) and is incorporated herein by reference.
(5) This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 Registration Statement dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.
(6) This exhibit was previously filed on Post-Effective Amendment No. 4 to Form S-6 Registration Statement dated April 21, 1999 (File No. 333-23359) and is incorporated herein by reference.

(7) This exhibit was previously filed on Post-Effective Amendment No.5 to Form S-6 Registration Statement dated April 19, 2000 (File No. 333-23359) and is incorporated herein by reference.
(8) This exhibit was previously filed on Pre-Effective Amendment No. 1 to Form N-4 Registration Statement dated July 28, 2000 (File No. 333-31228) and is incorporated herein by reference.

                                   SIGNATURES


        Pursuant to the requirements of the Securities Act of 1933, the Registrant, WRL Series Life Account, certifies that it meets all the requirements for effectiveness of this Registration Statement to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 15 to its Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of St. Petersburg, County of Pinellas, Florida on this 1st day of November, 2000.


(SEAL)                                          WRL SERIES LIFE ACCOUNT
                                                -----------------------
                                                     Registrant

                                                WESTERN RESERVE LIFE
                                                ASSURANCE CO. OF OHIO
                                                ---------------------
                                                     Depositor


ATTEST:

/s/ PRISCILLA I. HECHLER                        By: /s/ JOHN R. KENNEY
----------------------------                        ---------------------------
Priscilla I. Hechler                            John R. Kenney
Assistant Vice President                        Chairman of the Board and
and Assistant Secretary                         Chief Executive Officer



            Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


        SIGNATURE AND TITLE                                          DATE


/s/ JOHN R. KENNEY                                             November 1, 2000
-------------------------------
John R. Kenney, Chairman of the
Board and Chief  Executive Officer

/s/ ALLAN J. HAMILTON                                          November 1, 2000
-------------------------------
Allan J. Hamilton, Vice President,
Treasurer and Controller


/s/ ALAN M. YAEGER                                             November 1, 2000
-------------------------------
Alan M. Yaeger, Executive Vice
President, Actuary & Chief Financial Officer*



----------------
*Principal Financial Officer

/s/ JEROME C. VAHL                                             November 1, 2000
----------------------
Jerome C. Vahl, Director and
President

/s/ LYMAN H. TREADWAY                                          November 1, 2000
-------------------------------
Lyman H. Treadway **/
                  --


/s/ JACK E. ZIMMERMAN                                          November 1, 2000
-------------------------------
Jack E. Zimmerman, Director **/
                            --


/s/ JAMES R. WALKER                                            November 1, 2000
-------------------------------
James R. Walker, Director **/
                          --





**/  /s/ PRISCILLA I. HECHLER
------------------------------------
     Signed by: Priscilla I. Hechler
          as Attorney-in-fact

                                  EXHIBIT INDEX

EXHIBIT                 DESCRIPTION
  NO.                   OF EXHIBIT
-------                 -----------


1.A. (5)(g)             Adjustable Term Insurance Rider

1.A. (5)(h)             Death Benefit Extension Rider


8.                      Consent of Sutherland Asbill & Brennan LLP

9.                      Consent of Ernst & Young LLP

10.                     Consent of PricewaterhouseCoopers LLP